UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

Item 1 — Schedule of Investments

This filing is on behalf of thirty-three of the thirty-eight Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.8%
Asset-Backed Commercial Paper — 25.3%
Chariot Funding LLC 0.23% due 02/01/2013*	$1,035,000	$1,034,503
Chariot Funding LLC 0.23% due 02/04/2013*	1,280,000	1,279,360
Chariot Funding LLC 0.25% due 01/11/2013*	5,000,000	4,998,300
Fairway Finance LLC 0.23% due 02/04/2013*	1,693,000	1,691,832
Fairway Finance LLC 0.23% due 02/11/2013*	1,200,000	1,199,088
Fairway Finance LLC 0.23% due 02/19/2013*	1,400,000	1,398,796
Fairway Finance LLC 0.24% due 01/09/2013*	1,800,000	1,799,118
Fairway Finance LLC 0.26% due 04/08/2013*	395,000	394,340
Fairway Finance LLC 0.30% due 01/16/2013*	653,000	652,654
FCAR Owner Trust I 0.35% due 04/01/2013	2,255,000	2,251,550
FCAR Owner Trust I 0.40% due 03/13/2013	390,000	389,548
FCAR Owner Trust I 0.41% due 02/04/2013	1,345,000	1,344,112
FCAR Owner Trust I 0.45% due 01/02/2013	2,872,000	2,870,794
FCAR Owner Trust II 0.25% due 01/07/2013	3,095,000	3,093,607
FCAR Owner Trust II 0.28% due 11/14/2012	850,000	849,914
FCAR Owner Trust II 0.28% due 12/10/2012	670,000	669,797
Gotham Funding Corp. 0.28% due 11/13/2012*	760,000	759,929
Jupiter Securitization Co., LLC 0.23% due 02/04/2013*	830,000	829,386
Kells Funding LLC 0.35% due 03/19/2013*	910,000	909,936
Kells Funding LLC 0.36% due 04/26/2013*	848,000	846,389
Kells Funding LLC 0.39% due 04/16/2013*	830,000	828,547
Kells Funding LLC 0.42% due 04/02/2013*	1,095,000	1,093,314
Kells Funding LLC 0.51% due 03/08/2013*	3,070,000	3,066,715
Kells Funding LLC 0.59% due 01/02/2013*	600,000	599,748
Kells Funding LLC 0.60% due 01/02/2013*	1,948,000	1,947,182
Manhattan Asset Funding Co. LLC 0.33% due 11/20/2012*	1,445,000	1,444,748
MetLife Short Term Funding LLC 0.23% due 12/10/2012*	5,150,000	5,148,717
MetLife Short Term Funding LLC 0.28% due 04/29/2013*	840,000	838,362
MetLife Short Term Funding LLC 0.36% due 03/11/2013*	3,245,000	3,241,366
MetLife Short Term Funding LLC 0.37% due 03/12/2013*	3,845,000	3,840,617
Old Line Funding LLC 0.24% due 01/31/2013*	570,000	569,778
Old Line Funding LLC 0.30% due 01/16/2013*	3,440,000	3,438,968
Old Line Funding LLC 0.32% due 02/19/2013*	1,027,000	1,026,435
Old Line Funding LLC 0.32% due 03/07/2013*	595,000	594,589
Royal Park Investments Funding Corp. 0.43% due 11/30/2012*	836,000	835,710
Royal Park Investments Funding Corp. 0.50% due 11/08/2012*	530,000	529,948
Royal Park Investments Funding Corp. 0.55% due 11/02/2012*	1,135,000	1,134,983
Royal Park Investments Funding Corp. 0.70% due 01/09/2013*	1,150,000	1,149,459
Royal Park Investments Funding Corp. 0.70% due 01/29/2013*	1,829,000	1,827,903
Royal Park Investments Funding Corp. 0.75% due 01/03/2013*	1,590,000	1,589,316
Royal Park Investments Funding Corp. 0.75% due 01/04/2013*	1,400,000	1,399,398
Royal Park Investments Funding Corp. 0.75% due 01/08/2013*	1,590,000	1,589,269
Sheffield Receivables Corp. 0.26% due 01/24/2013*	927,000	926,453
Thunder Bay Funding LLC 0.22% due 02/06/2013*	3,425,000	3,423,322
Victory Receivables Corp. 0.24% due 01/15/2013*	1,942,000	1,940,893
Working Capital Management Co. 0.22% due 11/01/2012*	885,000	885,000

Total Asset-Backed Commercial Paper (cost $74,157,559)		74,173,693

Certificates of Deposit — 30.4%
Bank of Montreal Chicago 0.27% due 04/19/2013	5,073,000	5,066,304
Bank of Montreal Chicago 0.31% due 01/28/2013	1,705,000	1,706,006
Bank of Nova Scotia Houston 0.30% due 12/19/2012	1,295,000	1,295,000
Bank of Nova Scotia Houston 0.33% due 01/10/2013	3,200,000	3,200,640
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.26% due 12/26/2012	4,200,000	4,200,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.34% due 11/08/2012	3,045,000	3,045,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.34% due 11/13/2012	1,200,000	1,200,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.35% due 12/14/2012	105,000	105,006
Barclays Bank PLC NY 0.36% due 11/29/2012	700,000	700,000

DNB Bank ASA NY 0.30% due 01/07/2013	6,221,000	6,221,684
National Australia Bank, Ltd. NY 0.34% due 11/09/2012	2,500,000	2,500,000
National Australia Bank, Ltd. NY 0.35% due 01/18/2013	4,000,000	4,001,680
Nordea Bank Finland PLC NY 0.35% due 02/13/2013	3,000,000	3,000,870
Nordea Bank Finland PLC NY 0.36% due 02/15/2013	3,800,000	3,801,254
Nordea Bank Finland PLC NY 0.36% due 02/21/2013	3,000,000	3,001,020
Nordea Bank Finland PLC NY 0.40% due 01/18/2013	4,500,000	4,501,665
Rabobank Nederland NV NY 0.54% due 11/09/2012	415,000	415,006
Skandinaviska Enskilda Banken NY 0.34% due 11/30/2012	2,300,000	2,300,074
Sumitomo Mitsui Banking Corp. NY 0.24% due 01/22/2013	4,900,000	4,899,755
Sumitomo Mitsui Banking Corp. NY 0.32% due 11/09/2012	1,220,000	1,220,000
Sumitomo Mitsui Banking Corp. NY 0.32% due 11/27/2012	2,400,000	2,400,000
Svenska Handelsbanken NY 0.30% due 03/20/2013	3,000,000	3,000,240
Toronto-Dominion Bank NY 0.19% due 01/09/2013	4,400,000	4,398,900
Toronto-Dominion Bank NY 0.26% due 03/14/2013	1,500,000	1,500,105
Toronto-Dominion Bank NY 0.27% due 02/28/2013	2,000,000	2,000,260
Toronto-Dominion Bank NY 0.27% due 03/11/2013	2,700,000	2,700,297
Toronto-Dominion Bank NY 0.30% due 01/22/2013	1,700,000	1,700,306
Toronto-Dominion Bank NY 0.31% due 11/05/2012	835,000	835,007
Westpac Banking Corp. NY 0.29% due 12/06/2012	6,600,000	6,600,000
Westpac Banking Corp. NY 0.40% due 01/02/2013	7,674,000	7,677,453

Total Certificates of Deposit (cost $89,188,618)		89,193,532

Commercial Paper — 5.9%
General Electric Capital Corp. 0.33% due 03/05/2013	500,000	499,615
General Electric Capital Corp. 0.34% due 02/14/2013	4,000,000	3,997,640
General Electric Capital Corp. 0.34% due 03/27/2013	2,000,000	1,998,060
General Electric Capital Corp. 0.37% due 12/17/2012	4,220,000	4,218,005
JPMorgan Chase & Co. 0.25% due 11/13/2012	4,500,000	4,499,625
JPMorgan Chase & Co. 0.28% due 11/01/2012	2,000,000	2,000,000

Total Commercial Paper (cost $17,210,337)		17,212,945

U.S. Corporate Notes — 0.1%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	21,482
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	31,263
General Electric Capital Corp. Senior Notes 2.80% due 01/08/2013	133,000	133,560

Total U.S. Corporate Notes (cost $270,028)		186,305

Municipal Bonds & Notes — 7.4%
Calleguas-Las Virgenes Public Financing Authority Revenue VRDN (LOC-Wells Fargo Bank NA) 0.18% due 07/01/2037(6)	240,000	240,000
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.20% due 10/01/2039(6)	530,000	530,000
Colorado Housing & Finance Authority Revenue VRDN 0.18% due 10/01/2034(6)	190,000	190,000
Colorado Housing & FinanceAuthoritySingle Family Mtg. Revenue VRDN (LOC-Fannie Mae & Freddie Mac) 0.21%due 11/01/2033(6)	825,000	825,000
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-Fannie Mae & Freddie Mac) 0.19% due 05/01/2041(6)	1,120,000	1,120,000
Connecticut Housing Finance Authority Revenue VRDN 0.23% due 11/15/2038(6)	175,000	175,000
East Bay Municipal Utility District Revenue VRDN 0.18% due 06/01/2038(6)	405,000	405,000
Illinois State Toll Highway Authority VRDN Series A-1A Revenue Bonds 0.25% due 01/01/2031(6)	1,445,000	1,445,000

Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.19% due 07/01/2037(6)	1,255,000	1,255,000
Kent Hospital Finance Authority Revenue VRDN (LOC-Bank of NY Mellon) 0.19% due 01/15/2026(6)	1,225,000	1,225,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.20% due 07/01/2035(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.20% due 07/01/2037(6)	1,745,000	1,745,000
Miami-Dade County Industrial Development Authority Revenue VRDN (LOC-TD Bank NA) 0.18% due 07/01/2037(6)	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	610,000	610,000
New Hampshire Health & Education Facilities Authority Revenue VRDN 0.17% due 06/01/2041(6)	170,000	170,000
New Mexico Finance Authority State Transportation Revenue VRDN (LOC-Royal Bank of Canada) 0.20% due 12/15/2026(6)	300,000	300,000
New York City Municipal Water Finance Authority VRDN Series BB-1 Revenue Bonds 0.21% due 06/15/2039(6)	465,000	465,000
Port of Seattle Washington VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.25% due 07/01/2033(6)	800,000	800,000
Simmons College Massachusetts Revenue VRDN (LOC-TD Bank NA) 0.21% due 10/01/2022(6)	225,000	225,000
St Louis Industrial Development Authority Revenue VRDN (LOC-US Bank NA) 0.20% due 12/01/2040(6)	280,000	280,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.20% due 05/01/2040(6)	1,115,000	1,115,000
State of Texas VRDN General Obligation Bonds 0.20%due 12/01/2029(6)	750,000	750,000
State of Texas VRDN General Obligation Bonds 0.20% due 06/01/2034(6)	345,000	345,000
State of Texas VRDN General Obligation Bonds 0.21% due 06/01/2020(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.21% due 12/01/2023(6)	435,000	435,000
State of Texas VRDN General Obligation Bonds 0.21% due 12/01/2024(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.21%due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.21%due 06/01/2031(6)	900,000	900,000
State of Texas VRDN General Obligation Bonds 0.21%due 06/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.23% due 12/01/2026(6)	2,025,000	2,025,000
State of Texas VRDN General Obligation Bonds 0.24% due 12/01/2032(6)	485,000	485,000
State of Texas VRDN General Obligation Bonds 0.27% due 12/01/2026(6)	220,000	220,000
University of Texas System VRDN Series B Revenue Bonds 0.17% due 08/01/2025(6)	580,000	580,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN (LOC-PNC Bank NA) 0.20% due 08/15/2036(6)	795,000	795,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN (LOC-US Bank NA) 0.21% due 08/15/2033(6)	185,000	185,000

Total Municipal Bonds & Notes (cost $21,870,000)		21,870,000

U.S. Government Agencies — 29.4%
Federal Home Loan Bank Disc. Notes 0.05% due 11/01/2012	85,155,000	85,155,000
Federal Home Loan Bank Disc. Bonds 1.88% due 06/21/2013	935,000	944,995

Total U.S. Government Agencies (cost $86,099,670)		86,099,995

U.S. Government Treasuries — 1.3%
United States Treasury Notes
0.50% due 11/30/2012	550,000	550,138
1.13% due 12/15/2012	670,000	670,757
1.38% due 01/15/2013	2,695,000	2,701,738

Total U.S. Government Treasuries (cost $3,922,598)		3,922,633

Total Short-Term Investment Securities — 99.8% (cost $292,718,810)		292,659,103

TOTAL INVESTMENTS — (cost $292,718,810)(7)	99.8%	292,659,103
Other assets less liabilities	0.2	510,447

NET ASSETS	100.0%	$293,169,550

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $62,757,116 representing 21.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $52,745 representing 0.0% of net assets.

(3)	Security in default

(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of October 31, 2012, represents the Notes’ residual value that may be distributed to the Portfolio.

(6)	The security’s effective maturity date is less than one year.

(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	30.4%
U.S. Government Agencies	29.4
Asset Backed Commercial Paper/Fully Supported	14.5
Asset Backed Commercial Paper/Auto	8.6
Municipal	7.2
Diversified	3.7
Banks-Domestic	2.2
Asset Backed Commercial Paper/Diversified	1.5
Sovereigns/Supranational	1.3
Asset Backed Commercial Paper/Trade Receivables	0.7
Student Loan	0.2
Higher Education	0.1
Asset Backed/Structured Investment	0.0

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$74,173,693	$—	$74,173,693
Certificates of Deposit	—	89,193,532	—	89,193,532
Commercial Paper	—	17,212,945	—	17,212,945
U.S. Corporate Notes	—	133,560	52,745	186,305
Municipal Bonds & Notes	—	21,870,000	—	21,870,000
U.S. Government Agencies	—	86,099,995	—	86,099,995
U.S. Government Treasuries	—	3,922,633	—	3,922,633

Total	$—	$292,606,358	$52,745	$292,659,103

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust VRS Series 1998-1A, Class B1 9.76% due 02/15/2029*(1)	$5,652	$4,712
SMFC Trust VRS Series 1997-A, Class B1-4 3.00% due 01/28/2027*(1)(2)(3)	2,813	2,456

Total Asset Backed Securities (cost $8,311)		7,168

U.S. CORPORATE BONDS & NOTES — 76.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	262,219
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/2017	870,000	960,262
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,500,000	1,604,299

		2,826,780

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023*	400,000	400,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	275,000	291,500
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	200,000	220,000

		911,500

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,725,000	1,666,781

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,320,224
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	792,194

		4,112,418

Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	677,625
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	325,000	335,969
Sequa Corp. Company Guar. Notes 13.50% due 12/01/2015*	763,145	792,717
TransDigm, Inc. Senior Sub. Notes 5.50% due 10/15/2020*	275,000	278,438
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,074,937

		3,159,686

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	1,940,000	2,198,598

Airlines — 0.4%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,781,830
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	1,215,000	1,474,464

		4,256,294

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	225,000	232,875

Appliances — 0.2%
Whirlpool Corp. Senior Notes 5.50% due 03/01/2013	2,730,000	2,771,305

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	875,000	993,125
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	425,000	433,500
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	1,150,000	1,184,500

		2,611,125

Auto-Cars/Light Trucks — 1.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	800,000	855,000
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	669,318
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,773,749
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,198,540
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(4)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(4)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(4)	250,000	0
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,431,035
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,826,005

		14,753,647

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/2014	1,050,000	1,055,260
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	267,000	289,028
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,375,000	1,486,719
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	615,969
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	1,175,000	1,083,937
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	898,219
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	908,000	1,016,960
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/2017*	750,000	814,687

		7,260,779

Auto/Truck Parts & Equipment-Replacement — 0.4%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	771,219
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018	1,450,000	1,176,312
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	692,250
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	1,700,000	1,685,125

		4,324,906

Banks-Commercial — 1.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,558,185
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	632,280
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	1,475,000	1,567,187
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	266,875
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,328,228
Discover Bank Sub. Notes 8.70% due 11/18/2019	2,900,000	3,791,814
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,365,131
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	517,121
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,285,156
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,147,852
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,457,689

		18,917,518

Banks-Fiduciary — 0.3%
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,065,827

Banks-Super Regional — 1.7%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	646,003
Capital One Capital V Limited Guar. Notes 10.25% due 08/15/2039	3,350,000	3,450,500
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040	2,850,000	2,923,619
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,811,774
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,864,184
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	823,441
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,511,938
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,715,440
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,851,694

		19,598,593

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	879,625

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,928,782

Broadcast Services/Program — 0.9%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,525,000	1,330,562
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 7.63% due 03/15/2020	225,000	212,063
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 7.63% due 03/15/2020	1,600,000	1,524,000
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/2017	125,000	134,063
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/2017	475,000	509,437
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,625,000	1,832,187
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	1,500,000	1,765,074
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/2014	41,000	41,144
Nexstar Broadcasting, Inc. Company Guar. Notes 15.00% due 01/15/2014(5)	1,204,997	1,209,214
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	1,275,000	1,408,875

		9,966,619

Building & Construction Products-Misc. — 0.6%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	463,250
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	217,500
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	775,000	837,000
Isabelle Acquisition Sub, Inc. Senior Notes 10.00% due 11/15/2018*(5)	900,000	968,625
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,275,000	1,370,625
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	443,500
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/2018	1,275,000	1,361,062
Ply Gem Industries, Inc. Senior Notes 9.38% due 04/15/2017*	150,000	157,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	625,000	687,500

		6,506,562

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,773,548
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	816,840

		6,590,388

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	750,000	813,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	874,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	728,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	168,750
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	912,597
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	3,335,000	3,658,595
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,312,609
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	206,250
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,100,000	1,155,000
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	2,228,960
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	920,988
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	673,457

		15,652,956

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,300,000	1,295,125

Casino Hotels — 0.6%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	615,250
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	575,000	572,125
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	1,725,000	1,867,312
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	1,225,000	1,298,500
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/2020	300,000	334,500
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	550,000	568,563
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019*	300,000	324,375
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/2016*	1,025,000	1,098,031

		6,678,656

Casino Services — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018*	1,050,000	1,089,375
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	972,000	1,007,235

		2,096,610

Cellular Telecom — 1.6%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/2031	4,750,000	7,707,858
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,452,379
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,451,250
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	435,000
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	725,000	895,375
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,375,000	1,464,375

		18,406,237

Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,210,454
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,598,618
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020*	575,000	552,000
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	279,334

		4,640,406

Chemicals-Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	925,000	934,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	650,688
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	1,400,000	1,674,999

		3,259,937

Chemicals-Specialty — 0.3%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,075,000	991,687
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/2016	875,000	877,188
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,150,000	1,164,375

		3,033,250

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	775,000	757,563

Coal — 0.1%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	600,000	630,000

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,215,841
RPM International, Inc. Senior Note 6.50% due 02/15/2018	2,350,000	2,784,496

		5,000,337

Commercial Services — 0.5%
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/2016*(2)	475,000	346,750
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(5)	1,400,000	1,431,514
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,725,000	1,828,500
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	700,000	789,250
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020*	425,000	429,250
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	532,813
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	146,781
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	800,000	840,000

		6,344,858

Commercial Services-Finance — 0.5%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,350,000	1,512,000
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	750,000	793,125
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	1,350,000	1,529,736
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018*(5)	275,000	276,375
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018	1,225,000	1,295,438

		5,406,674

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	925,000	864,875

Computer Services — 0.2%
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	1,100,000	1,201,750
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	100,000	100,875
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,031,937
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/2015	450,000	460,350

		2,794,912

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,274,240
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,292,495

		5,566,735

Computers-Integrated Systems — 0.0%
NCR Corp. Senior Notes 5.00% due 07/15/2022*	275,000	280,844

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/2017	1,400,000	1,393,000

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,488,375
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	935,612
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	870,000	888,281
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	1,570,000	1,690,477

		5,002,745

Consumer Products-Misc. — 1.1%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	854,302
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	280,938
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	875,000	961,406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	425,000	429,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	292,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	135,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,475,000	2,431,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	422,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,088,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,335,562
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/2020*	1,300,000	1,327,625
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/2017	1,975,000	2,051,531
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(5)	825,000	852,844

		12,464,958

Containers-Metal/Glass — 0.2%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(5)	600,000	600,000
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	305,250
BWAY Parent Co.,Inc. Senior Notes 10.88% due 11/01/2015(5)	1,555,330	1,695,310
Greif, Inc. Senior Notes 7.75% due 08/01/2019	150,000	172,125

		2,772,685

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	543,750
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,291,039
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	710,438
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023*	700,000	720,735
Rock-Tenn Co. Notes 4.45% due 03/01/2019*	740,000	802,412
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	1,925,000
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	903,988
Tenneco Packaging, Inc. Senior Notes 7.95% due 12/15/2025	250,000	205,000

		7,102,362

Data Processing/Management — 0.8%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	1,425,000	1,528,312
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017	775,000	845,719
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/2020	325,000	363,187
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	675,000
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	2,400,000	2,424,000
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,749,295

		9,585,513

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	706,896

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	225,000	235,125

Direct Marketing — 0.0%
Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/2018	500,000	357,500

Distribution/Wholesale — 0.3%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,835,172
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017*	1,725,000	1,755,187

		3,590,359

Diversified Banking Institutions — 7.6%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,375,000	1,510,085
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	325,000	383,094
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	950,000	1,132,970
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,120,250
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,122,252
Bank of America Corp. Senior Notes 5.38% due 06/15/2014	6,000,000	6,394,950
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	940,000	1,102,003
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	1,000,000	1,268,110
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,579,790
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,512,409
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,181,846
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	400,000	433,516
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,508,929
Citigroup, Inc. Senior Notes 6.00% due 12/13/2013	3,230,000	3,411,700
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	4,180,000	5,567,735
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,385,000	1,648,150
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,487,653
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,078,621
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	1,800,000	2,089,578
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	965,016
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	2,940,000	3,442,855
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,511,497
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,547,720
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,772,996
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,020,413
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,931,349
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,569,184
Morgan Stanley Senior Notes 5.30% due 03/01/2013	2,000,000	2,029,852
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,000,000	3,311,649
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,417,205
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,156,648
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	517,179
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,593,911
Morgan Stanley Senior Notes 7.30% due 05/13/2019	5,000,000	6,016,590

		88,337,705

Diversified Financial Services — 1.7%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,435,173
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,597,042
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,393,606
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	9,003,805

		20,429,626

Diversified Manufacturing Operations — 0.7%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	1,650,000	1,816,379
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	875,000	897,969
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	658,500
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	4,076,112
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/2018	1,050,000	1,152,375

		8,601,335

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,026,842

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,625,813

Electric-Generation — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,271,489	1,369,826

Electric-Integrated — 2.9%
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	983,357
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,362,353
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	1,008,263
Dominion Resources, Inc Senior Notes 5.95% due 06/15/2035	1,500,000	1,942,063
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*	175,000	177,188
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	550,000	600,875
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*	675,000	659,812
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	575,192
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/2015	2,990,000	3,232,501
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	2,340,000	2,703,987
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*(2)	213,070	172,610
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	337,093
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,135,988
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,115,098
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,119,988
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	860,000	924,306
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	1,540,000	1,758,039
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	1,100,000	1,199,010
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,231,630
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	962,532
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	926,275
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,167,732

		33,295,892

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/2017*	1,050,000	1,132,688

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	1,300,000	1,075,750
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/2017	400,000	364,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	975,000	1,043,250
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	272,000	285,600

		2,768,600

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,414,843

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,186,918

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,211,343

Enterprise Software/Service — 0.7%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/2016*	700,000	504,000
BMC Software, Inc. Senior Notes 4.25% due 02/15/2022	500,000	492,961
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,363,054
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,450,000	1,522,500
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	625,000	690,625
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,850,000	2,141,375
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/2018	350,000	369,250
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,375,000	1,469,531

		8,553,296

Finance-Auto Loans — 0.5%
American Honda Finance Corp. Senior Notes 4.63% due 04/02/2013*	540,000	549,527
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,681,691
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	400,000	416,981
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	569,929
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	900,000	1,036,263

		6,254,391

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,843,827
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	1,910,000	1,949,390
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/2067*	2,400,000	2,064,000

		6,857,217

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	3,700,000	3,687,827
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	6,178,000	7,310,644

		10,998,471

Finance-Credit Card — 0.4%
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/2019	3,250,000	4,325,708

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,740,950
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	750,000	819,375
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	3,870,000	4,527,900
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,292,391
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,386,969
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,369,708

		17,137,293

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,260,592

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	250,000	169,375

Firearms & Ammunition — 0.1%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	1,075,000	1,166,375

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	1,125,000	1,210,781
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	700,000	788,200

		1,998,981

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	350,000	366,625
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	750,000	847,500
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,325,000

		2,539,125

Food-Misc./Diversified — 0.9%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/2015	750,000	762,195
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,950,000	2,003,625
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,630,000	1,664,721
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	1,310,000	1,846,639
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	2,100,000	2,336,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 8.25% due 09/01/2017	300,000	322,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/2015	586,000	598,452
Ralcorp Holdings, Inc. Senior Sec. Notes 6.63% due 08/15/2039	1,030,000	1,110,224

		10,644,606

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/2030†(1)(2)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,252,895

		1,252,895

Food-Wholesale/Distribution — 0.2%
US Foodservice Senior Notes 8.50% due 06/30/2019*	1,775,000	1,859,313

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020*	250,000	260,313

Gambling (Non-Hotel) — 0.1%
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/2017*	200,000	218,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	1,065,000	1,090,134

		1,308,134

Gas-Distribution — 0.5%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	305,323
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	951,344
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	820,382
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,534,194
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,640,753

		6,251,996

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	884,723

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,375,000	1,378,438
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/2016*	268,000	291,785

		1,670,223

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,598,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	200,000	219,000
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,584,968
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	1,090,000	1,137,031
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	680,642
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,317

		6,231,958

Housewares — 0.1%
Libbey Glass, Inc. Company Guar. Notes 6.88% due 05/15/2020*	950,000	1,011,750

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	850,000	924,375
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,911,875
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	191,625

		3,027,875

Insurance-Life/Health — 1.6%
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,234,106
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	950,918
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,840,387
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,089,791
Pacific Life Global Funding Senior Notes 5.15% due 04/15/2013*	2,350,000	2,399,009
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	850,000	868,975
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,430,567
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,057,683
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,736,083

		18,607,519

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	900,000	1,060,343
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	670,529
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	473,315
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	1,015,067
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	775,000	882,476
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	979,057
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	910,627
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,509,179
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/2069	900,000	1,354,500
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,160,510
USF&G Capital II Company Guar. Notes 8.31% due 07/01/2046*	250,000	315,940

		14,331,543

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	196,571
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	626,707
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,768,102
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,156,099
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	584,022
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,120,399
Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,450,340

		12,902,240

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,298,491

Investment Management/Advisor Services — 1.5%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	5,148,406
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	1,550,000	1,874,107
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,467,075
FMR LLC Notes 7.49% due 06/15/2019*	400,000	497,294
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,927,153
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	1,030,111
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,664,896
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019*	985,000	1,082,097
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	288,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	350,000	372,750
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	410,650
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,200,000	1,209,000

		17,972,289

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	667,875

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,551,959

Machinery-General Industrial — 0.1%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	350,007
Roper Industries, Inc. Senior Notes 6.63% due 08/15/2013	1,160,000	1,212,670

		1,562,677

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/2016*	1,150,000	1,231,938

Medical Information Systems — 0.1%
Legend Acquisition Sub, Inc. Senior Notes 10.75% due 08/15/2020*	675,000	658,125

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/2015	1,500,000	1,607,544
Boston Scientific Corp. Senior Notes 6.00% due 01/15/2020	1,400,000	1,661,332

		3,268,876

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	797,301
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	450,000	501,296
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/2040	440,000	519,315

		1,817,912

Medical Products — 0.5%
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	1,175,000	1,213,188
Biomet, Inc. Senior Sub. Notes 6.50% due 10/01/2020*	850,000	826,625
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,250,000	1,156,250
DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.75% due 03/15/2018*	200,000	213,500
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/2017	325,000	273,000
DJO Finance LLC/DJO Finance Corp. Senior Notes 9.88% due 04/15/2018*	300,000	294,000
PSS World Medical, Inc. Company Guar. Notes 6.38% due 03/01/2022	475,000	567,031
Universal Hospital Services, Inc. FRS Senior Sec. Notes 4.11% due 06/01/2015	300,000	295,875
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	675,000	700,313
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	730,220

		6,270,002

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,547,454
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	3,022,280

		5,569,734

Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	1,175,000	1,304,250

Medical-HMO — 0.3%
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(5)	1,050,000	1,008,000
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,750,000	1,925,000
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	909,925

		3,842,925

Medical-Hospitals — 0.9%
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	616,688
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	300,000	331,500
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,275,000	4,777,312
HCA, Inc. Senior Notes 7.50% due 11/06/2033	625,000	618,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,525,000	1,403,000
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	975,000	1,067,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/2018	1,475,000	1,534,000

		10,348,875

Medical-Outpatient/Home Medical — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/2016	900,000	846,000

Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	1,125,000	1,181,250
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,936,684

		5,117,934

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	500,000	517,593
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,629,521

		2,147,114

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,127,214

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	941,723
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,285,744

		2,227,467

Multimedia — 1.5%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/2017	924,000	999,075
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,317,306
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	710,000	715,582
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	2,000,000	2,490,726
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,474,377
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	812,722
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,311,991
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,917,373
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,329,484
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,904,020
Wolverine Healthcare Analytics Senior Notes 10.63% due 06/01/2020*	750,000	804,375

		17,077,031

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,185,544

Office Automation & Equipment — 0.4%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,081,625
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	500,000	535,625
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	690,353
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	872,513

		4,180,116

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,419,463
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	779,933
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/2019	990,000	1,328,289

		4,527,685

Oil Companies-Exploration & Production — 1.4%
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/2015(6)(7)	800,000	120,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022*	250,000	264,375
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,023,750
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/2019	1,225,000	1,228,062
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	700,000	735,000
Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	700,000	666,750
Comstock Resources, Inc. Company Guar. Notes 9.50% due 06/15/2020	50,000	53,500
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	175,000	183,313
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	650,000	721,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	298,375
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	958,375
EP Energy LLC/EP Energy Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	250,000	270,000
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020*	750,000	828,750
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	1,225,000	1,243,375
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	450,000	456,188
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020*	725,000	764,875
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	100,000	100,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	613,812
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	656,250
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	475,000	507,063
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	978,187
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	344,500
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	892,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	350,000	364,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023*	150,000	155,250
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022*	775,000	833,125
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	950,000	999,875
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019*	300,000	315,750

		16,576,750

Oil Companies-Integrated — 1.1%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,630,382
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,406,582
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	830,000	1,073,837
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,952,708
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015*	1,460,000	1,495,995
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	2,490,000	2,799,985
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	440,000	654,343
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	949,890

		12,963,722

Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	425,000	471,750

Oil Refining & Marketing — 0.6%
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,032,709
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,591,084

		6,623,793

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	350,000	348,250
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	775,000	718,812
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	481,500
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,059,250

		2,607,812

Paper & Related Products — 0.5%
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,388,967
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,354,561
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	675,000	703,687
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,273,511
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(6)(7)	250,000	25
Westvaco Corp. Debentures 7.65% due 03/15/2027	900,000	1,021,581

		5,742,332

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	1,100,000	1,210,000

Physical Therapy/Rehabilitation Centers — 0.1%
Physiotherapy Associates Holdings, Inc. Senior Notes 11.88% due 05/01/2019*	750,000	765,000

Pipelines — 2.6%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	555,188
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	925,000	973,562
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	925,000	992,062
El Paso Corp. Senior Notes 6.50% due 09/15/2020	100,000	112,858
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	606,192
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,975,000	2,246,562
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	960,839
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/2014	3,370,000	3,737,273
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020*	500,000	525,000
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,387,708
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	3,028,856
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	741,873
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,881,463
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	735,750
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,021,250
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	713,125
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 6.38% due 08/01/2022*	275,000	293,563
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 02/01/2021	525,000	569,625
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,518,207
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,202,778

		29,803,734

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,593,223

Printing-Commercial — 0.1%
Logo Merger Sub Corp. Senior Notes 8.38% due 10/15/2020*	575,000	583,625

Protection/Safety — 0.1%
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	675,000	705,578

Publishing-Books — 0.0%
ProQuest LLC/ProQuest Notes Co. Company Guar. Notes 9.00% due 10/15/2018*	175,000	162,750

Publishing-Periodicals — 0.1%
Idearc, Inc. Escrow Notes 8.00% due 11/15/2016†(1)(2)	1,275,000	25,500
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	275,000	273,625
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	365,625

		664,750

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	459,000

Radio — 0.3%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,050,812
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,075,000	1,171,750
Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*	75,000	75,000
Townsquare Radio LLC/ Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	850,000	918,000

		3,215,562

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,190,869
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	996,628
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,602,364
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,047,478
Equity One, Inc. Company Guar. Notes 6.25% due 12/15/2014	1,500,000	1,712,617
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	215,770
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,059,263
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	925,000	1,073,000
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,565,071
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,656,874
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,178,301
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,125,270
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	791,785
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,677,625

		24,892,915

Real Estate Management/Services — 0.4%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,766,734
ProLogis LP Senior Notes 6.88% due 03/15/2020	940,000	1,158,948
ProLogis LP Senior Notes 7.63% due 08/15/2014	1,460,000	1,600,103

		4,525,785

Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,342,390
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	304,849

		1,647,239

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	250,000	9

Rental Auto/Equipment — 0.9%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	3,090,000	3,524,145
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	2,680,000	3,269,589
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,061,250
RSC Equipment Rental, Inc./ RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	275,000	303,875
RSC Equipment Rental, Inc./ RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/2019	475,000	548,625
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022*	75,000	82,125
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,286,625
UR Merger Sub Corp. Company Guar. Notes 7.38% due 05/15/2020*	75,000	81,188

		10,157,422

Research & Development — 0.1%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(5)	475,000	482,125
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,173,375

		1,655,500

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,102,969
HRP Myrtle Beach Operations LLC Escrow Notes 7.38 due 04/01/2012†*(1)(2)(4)	475,000	0

		1,102,969

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	1,225,000	1,153,031
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	750,000	809,063

		1,962,094

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,350,000	1,449,563

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	906,972
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,177,981

		2,084,953

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022*	300,000	305,625

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	675,000	680,906

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,125,000	1,220,625
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,106,085

		3,326,710

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 7.00% due 07/15/2013	2,140,000	2,188,150

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	564,295	613,652

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(5)	825,000	811,594
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,650,000	1,660,312

		2,471,906

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	900,000	956,250

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	100,000	106,875
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	748,406

		855,281

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,379,687
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(5)	1,100,000	1,104,125

		2,483,812

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021*	1,182,000	1,264,740

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,858,312
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,550,813
Shearer’s Foods LLC Senior Sec. Notes 9.00% due 11/01/2019*	375,000	384,844

		3,793,969

Retail-Sporting Goods — 0.1%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,341,375

Schools — 0.3%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,492,826
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,073,907

		3,566,733

School-Day Care — 0.1%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/2015*	750,000	660,000

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/2013	1,295,000	1,317,141

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,181,947

Special Purpose Entities — 1.3%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	805,998
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*	1,620,000	1,697,711
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/17/2037	2,980,000	3,011,290
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,430,028
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	2,500,000	2,576,995
Murray Street Investment Trust I Senior Notes 4.65% due 03/09/2017	4,930,000	5,349,513
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	700,000	756,000

		15,627,535

Steel Pipe & Tube — 0.5%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,120,000	1,153,600
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	315,000	361,463
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	4,053,028

		5,568,091

Steel-Producers — 0.2%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,725,525

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	2,071,734

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,204,634

Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019*	275,000	288,750
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,988,330

		2,277,080

Telecommunication Equipment — 0.7%
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	1,350,000	1,454,625
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,904,365
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	510,000	601,745

		7,960,735

Telephone-Integrated — 1.6%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,167,468
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,385,132
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,069,264
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	960,750
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,014,125
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	550,000	599,500
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,167,668
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,225,000	1,252,563
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	2,625,000	2,854,687

		18,471,157

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	962,625

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	165,375
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	1,175,000	1,301,313

		1,466,688

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	318,923
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,007,194

		1,326,117

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,558,945

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	650,000	666,250

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	287,873	337,470
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,814,990
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,655,151

		4,807,611

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	975,875
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,091,426
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	842,674

		2,909,975

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	4,020,000	4,104,633

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	600,000	631,500
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	725,000	737,688
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022*	650,000	661,375

		2,030,563

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*	600,000	636,000

Total U.S. CORPORATE BONDS & NOTES (cost $798,994,589)		888,183,027

FOREIGN CORPORATE BONDS & NOTES — 14.9%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,513,407

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/2020	675,000	781,313

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,328,967

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,293,000
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,260,092

		4,553,092

Auto/Truck Parts & Equipment-Original — 0.1%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	1,400,000	1,349,250
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	400,000	441,500

		1,790,750

Banks-Commercial — 0.7%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/2016*(8)	2,850,000	2,793,000
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,388,425
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,522,295

		8,703,720

Beverages-Wine/Spirits — 0.6%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,867,502
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,274,872
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,150,535

		7,292,909

Broadcast Services/Program — 0.6%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	5,015,000	6,615,292

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,219,000

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	206,237
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	995,039
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	1,975,000	2,128,063
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	359,125

		3,688,464

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	786,000	854,775

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,045,035

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	600,875
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/2016	950,000	1,049,750

		1,650,625

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,500,000	1,567,500

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,630,710
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,544,597

		4,175,307

Diversified Financial Services — 0.3%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	412,040
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,625,490

		3,037,530

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,012,400
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	626,947

		2,639,347

Diversified Operations — 0.3%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,646,472
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,286,353
Stena AB Senior Notes 7.00% due 12/01/2016	250,000	250,000

		3,182,825

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,244,503

Electric-Integrated — 0.3%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,619,848
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	713,271
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,238,636

		3,571,755

Electronic Parts Distribution — 0.1%
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,383,750

Finance-Auto Loans — 0.2%
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,988,730

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,818,150

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,353,057

Gold Mining — 0.4%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	632,290
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	742,009
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,642,651
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,333,257

		4,350,207

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,111,240

Metal Processors & Fabrication — 0.1%
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,339,500

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,952,895

Multimedia — 0.2%
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,931,704

Non-Ferrous Metals — 0.2%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,964,224

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	225,000	223,875
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	965,972

		1,189,847

Oil Companies-Exploration & Production — 0.9%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	834,997
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	6,189,738
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,012,340
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017*	450,000	405,000
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/2021	500,000	538,303
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	890,000	1,037,202

		11,017,580

Oil Companies-Integrated — 2.1%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,068,727
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,100,000	3,667,917
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	1,800,000	1,949,569
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,137,390
Petro-Canada Bonds 5.35% due 07/15/2033	2,650,000	3,095,078
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,360,634
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,557,234
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,350,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	2,570,000	3,000,475
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,912,000

		25,099,024

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Notes 8.25% due 01/15/2027*	500,000	660,000

Oil-Field Services — 0.4%
Schlumberger Investment SA Company Guar. Notes 1.95% due 09/14/2016*	840,000	863,518
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	164,723
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	690,587
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,500,573

		4,219,401

Pipelines — 0.3%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,347,763

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Senior Notes 6.63% due 12/15/2022*	150,000	148,875
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	697,125
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020*	600,000	636,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	625,000	670,312

		2,152,312

Savings & Loans/Thrifts — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	2,510,000	2,522,884

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/2017*	1,350,000	1,425,938

Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	263,750
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	325,000	351,000
Compagnie Generale de Geophysique Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,216,125

		1,830,875

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	950,000	1,068,750

Specified Purpose Acquisitions — 0.0%
MMI International, Ltd. Senior Sec. Notes 8.00% due 03/01/2017*	250,000	261,250

Steel-Producers — 1.1%
ArcelorMittal Senior Notes 4.75% due 02/25/2017	1,650,000	1,620,630
ArcelorMittal Senior Notes 5.38% due 06/01/2013	520,000	530,936
ArcelorMittal Senior Notes 5.50% due 08/05/2020	3,000,000	2,893,380
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,420,278
ArcelorMittal Senior Notes 7.00% due 03/01/2041	1,000,000	916,007
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,866,835
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,289,053

		12,537,119

SupraNational Banks — 0.4%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	745,659
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	897,086
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,294,527
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,739,846

		4,677,118

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 12.00% due 04/01/2014*	275,000	303,875

Telephone-Integrated — 0.7%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,256,842
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/2013	2,440,000	2,464,400
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,622,250
Virgin Media Finance PLC Company Guar. Notes 4.88% due 02/15/2022	525,000	530,250

		7,873,742

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,883,241

Travel Services — 0.1%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	1,125,000	1,175,625

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	3,149,283

Total Foreign Corporate Bonds & Notes (cost $158,209,121)		174,045,200

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	981,968
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,607,797
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,556,350

Total Foreign Government Agencies (cost $6,284,041)		7,146,115

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $336,887)	640,000	552,911

U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 1.2%
2.75% due 08/15/2042	15,000,000	14,695,320

United States Treasury Notes — 3.0%
1.63% due 08/15/2022	35,000,000	34,808,585

Total U.S. Government Treasuries (cost $50,002,355)		49,503,905

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,605,994

COMMON STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.†	16,407	418,378
Motors Liquidation Co. GUC Trust†	4,119	82,174

Total Common Stock (cost $1,608,862)		500,552

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(4) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,065	1,026,261

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.† Class D, 5.67%	30,000	300

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series C, 8.54%	20,000	1,232,400

Total Preferred Stock (cost $3,091,012)		2,258,961

WARRANTS †— 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	4,633	76,213
General Motors Co. Expires 07/10/19 (Strike price $18.33)	4,633	47,581

Total Warrants (cost $608,145)		123,794

Total Long-Term Investment Securities (cost $1,022,713,693)		1,125,927,627

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $26,071,000)	26,071,000	26,071,000

TOTAL INVESTMENTS (cost $1,048,784,693)(9)	98.8%	1,151,998,627
Other assets less liabilities	1.2	14,307,429

NET ASSETS	100.0%	$1,166,306,056

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $255,593,431 representing 21.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $4,841,517 representing 0.4% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2012, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/2011	4/21/2011	$1,000,000	0	0	0.00	0.00
General Motors Corp. 7.40% due 09/01/2025	4/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/2011	4/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/2012	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

(5)	PIK (“Payment-in-Kind”) Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(6)	Bond in default

(7)	Company has filed for Chapter 11 bankruptcy protection.

(8)	Perpetual maturity - maturity date reflects the next call date.

(9)	See Note 4 for cost of investments on a tax basis.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$—	$7,168	$7,168
U.S. Corporate Bonds & Notes:
Auto- Cars/Light Trucks	—	14,753,647	0	14,753,647
Diversified Banking Institutions	—	88,337,705	—	88,337,705
Food-Retail	—	1,252,895	0	1,252,895
Paper & Related Products	—	5,742,307	25	5,742,332
Publishing- Periodicals	—	639,250	25,500	664,750
Recycling	—	—	9	9
Resorts/Theme Parks	—	1,102,969	0	1,102,969
Other Industries*	—	776,328,720	—	776,328,720
Foreign Corporate Bonds & Notes	—	174,045,200	—	174,045,200
Foreign Government Agencies	—	7,146,115	—	7,146,115
U.S. Government Agencies	—	552,911	—	552,911
U.S. Government Treasuries	—	49,503,905	—	49,503,905
Municipal Bonds & Notes	—	3,605,994	—	3,605,994
Common Stock	500,552	—	—	500,552
Membership Interest Certificates
Home Furnishings	—	—	0	0
Preferred Stock:
Diversified Banking Institutions	—	1,026,261	—	1,026,261
Other Industries*	1,232,700	—	—	1,232,700
Warrants	123,794	—	—	123,794
Short-Term Investment Securities:
Time Deposits	—	26,071,000	—	26,071,000

Total	$1,857,046	$1,150,108,879	$32,702	$1,151,998,627

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description		Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 11.2%
Cayman Islands — 3.8%
ECP CLO, Ltd. FRS Series 2008-1A, Class A1 1.24% due 03/17/2022*		$3,500,000	$3,411,160
Gannett Peak CLO, Ltd. FRS Series 2006-1A, Class A1A 0.56% due 10/27/2020*		3,000,000	2,929,557
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.69% due 11/01/2017*		1,976,805	1,933,339
Ocean Trails CLO FRS Series 2006-1X, Class A1 0.59% due 10/12/2020(6)		2,679,078	2,575,264
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.55% due 11/22/2023*(5)(6)		2,150,000	2,085,500

			12,934,820

United Kingdom — 3.3%
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.91% due 02/15/2017*	EUR	3,300,000	4,315,104
Granite Master Issuer PLC FRS Series 2006-3, Class A4 0.29% due 12/20/2054(1)		1,337,618	1,314,359
Granite Master Issuer PLC FRS Series 2007-1, Class 3A2 0.31% due 12/20/2054(1)	EUR	1,063,235	1,355,373
Granite Master Issuer PLC FRS Series 2006-3, Class A5 0.33% due 12/20/2054(1)	EUR	171,489	218,609
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.35% due 12/20/2054(1)		857,448	842,014
Granite Master Issuer PLC FRS Series 2006-1X, Class A7 0.62% due 12/20/2054(1)	GBP	1,028,937	1,630,890
Granite Master Issuer PLC FRS Series 2006-1X, Class A8 0.62% due 12/20/2054(1)	GBP	34,298	54,363
Granite Master Issuer PLC FRS Series 2006-3, Class A6 0.72% due 12/20/2054(1)	GBP	68,596	108,726
Granite Mortgages PLC FRS Series 2004-2, Class 3A 0.95% due 06/20/2044(1)	GBP	450,665	714,096
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 0.99% due 09/20/2044(1)	GBP	424,698	675,830

			11,229,364

United States — 4.1%
American Home Mtg. Assets LLC FRS Series 2007-1, Class A1 0.85% due 02/25/2047(1)		1,184,441	654,498
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.58% due 10/25/2034(1)		1,423	1,437
CIT Mtg. Loan Trust FRS Series 2007-1, Class 2A1 1.21% due 10/25/2037*		380	380
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/2035(1)		219,430	191,413
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.42% due 03/20/2046(1)		972,984	584,100
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.48% due 02/25/2036(1)		1,075,960	690,710
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(1)		3,300,000	3,405,597
FHLMC Multifamily Structured Pass Through Certs. Series K709, Class A2 2.09% due 03/25/2019(1)		3,000,000	3,131,121
GCO Education Loan Funding Trust FRS Series 2006-1, Class AIIL 0.66% due 05/25/2036		300,000	257,959
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.45% due 06/25/2047(1)		1,285,593	669,861
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(1)		1,000,000	1,065,781
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/2035(1)		245,197	211,737
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.90% due 11/20/2034(1)		129,524	121,796
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		650,000	650,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000

SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.71% due 11/25/2037(1)		666,697	417,607
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 0.85% due 01/25/2047(1)		528,220	269,505
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.14% due 06/25/2046(1)		1,465,384	747,209
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 3.07% due 12/28/2037(1)		1,017,667	793,780

			14,264,491

Total Asset Backed Securities (cost $41,231,851)			38,428,675

CORPORATE BONDS & NOTES — 21.0%
Australia — 0.5%
Commonwealth Bank of Australia Senior Notes 1.95% due 03/16/2015		850,000	873,346
Westpac Banking Corp. Senior Notes 2.00% due 08/14/2017		750,000	768,782

			1,642,128

Canada — 0.7%
Bank of Nova Scotia Bonds 5.75% due 01/28/2014	AUD	1,200,000	1,281,232
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/2013	AUD	800,000	853,235
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022		300,000	310,663

			2,445,130

Cayman Islands — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		50,000	56,703
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020		90,000	103,813

			160,516

Curacao — 0.2%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 2.88% due 04/15/2019	EUR	550,000	756,724

France — 0.4%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	423,882
Pernod-Ricard SA Senior Notes 7.00% due 01/15/2015	EUR	450,000	656,248
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	473,611

			1,553,741

Germany — 0.4%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	354,370
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	937,992

			1,292,362

Ireland — 0.2%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	526,470

Japan — 3.8%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	11,775,644
Nippon Telegraph & Telephone Corp. Senior Notes 1.40% due 07/18/2017		1,300,000	1,310,954

			13,086,598

Jersey — 0.1%
BAA Funding, Ltd. Senior Notes 5.85% due 11/27/2015	GBP	260,000	438,346

Luxembourg — 0.4%
Gazprom OAO Via Gaz Capital SA Senior Notes 9.25% due 04/23/2019		710,000	926,550
TNK-BP Finance SA Company Guar. Notes 6.63% due 03/20/2017		126,000	141,930

TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/2016		159,000	181,634

			1,250,114

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021		360,000	420,300

Netherlands — 0.4%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,310,573

Norway — 3.2%
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017*		3,600,000	3,836,520
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017		500,000	532,850
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/2013		1,150,000	1,160,465
Sparebank 1 Boligkreditt AS Notes 2.30% due 06/30/2018*		1,400,000	1,468,460
Sparebank 1 Boligkreditt AS Notes 2.63% due 05/26/2017*		3,900,000	4,129,320

			11,127,615

Sweden — 0.4%
Swedbank Hypotek AB FRS Bonds 0.81% due 03/28/2014*		590,000	589,812
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	400,000	669,868

			1,259,680

Switzerland — 0.3%
Credit Suisse AG Senior Notes 2.88% due 09/24/2015	EUR	200,000	272,335
UBS AG Notes 4.88% due 08/04/2020		650,000	746,446

			1,018,781

United Arab Emirates — 0.2%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021		200,000	231,700
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		504,252	572,326

			804,026

United Kingdom — 3.6%
Abbey National Treasury Services PLC Bonds 3.38% due 06/08/2016	EUR	600,000	828,473
Bank of Scotland PLC Bonds 5.25% due 02/21/2017		1,300,000	1,495,390
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*		850,000	882,974
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	821,997
Diageo Capital PLC Company Guar. Notes 1.50% due 05/11/2017		600,000	611,746
HSBC Bank PLC Senior Notes 1.63% due 08/12/2013*(6)		2,050,000	2,067,558
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018	EUR	800,000	1,174,456
Lloyds TSB Bank PLC Bonds 4.13% due 04/06/2017	EUR	2,500,000	3,593,561
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	538,184
Standard Chartered PLC Senior Notes 5.50% due 11/18/2014*(6)		350,000	378,770

			12,393,109

United States — 6.1%
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016		800,000	851,883
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,400,000	1,421,105
Archer-Daniels-Midland Co. Senior Notes 4.48% due 03/01/2021		750,000	873,983
AT&T, Inc. Senior Notes 4.45% due 05/15/2021		750,000	892,367
Bank of America Corp. Senior Notes 4.75% due 08/01/2015		800,000	866,126
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	781,451
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022		790,000	872,119
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018		850,000	1,015,662

Express Scripts Holding, Inc. Company Guar. Notes 3.50% due 11/15/2016*		750,000	811,011
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	876,443
John Deere Capital Corp. FRS Senior Notes 0.75% due 10/04/2013		700,000	702,795
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	764,221
JPMorgan Chase & Co. Senior Notes 2.75% due 08/24/2022	EUR	250,000	328,733
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		1,900,000	1,947,534
MassMutual Global Funding II Senior Notes 2.30% due 09/28/2015*(6)		400,000	415,861
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*		1,600,000	1,630,842
MetLife, Inc. Senior Notes 1.76% due 12/15/2017		200,000	203,258
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	806,778
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021		600,000	686,953
New York Life Global Funding Notes 0.75% due 07/24/2015*		1,650,000	1,649,555
ONEOK Partners LP Company Guar. Notes 2.00% due 10/01/2017		200,000	204,090
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/2016		800,000	841,914
Walgreen Co. Senior Notes 3.10% due 09/15/2022		150,000	152,734
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022		150,000	154,573
WM Covered Bond Program Sec. Notes 4.00% due 11/26/2016	EUR	850,000	1,215,653

			20,967,644

Total Corporate Bonds & Notes (cost $65,456,376)			72,453,857

GOVERNMENT AGENCIES — 54.3%
Belgium — 2.0%
Kingdom of Belgium Bonds 3.50% due 06/28/2017	EUR	3,190,000	4,575,477
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	245,000	356,527
Kingdom of Belgium Bonds 4.00% due 03/28/2014	EUR	1,010,000	1,378,599
Kingdom of Belgium Senior Notes 4.25% due 09/28/2022	EUR	490,000	735,283

			7,045,886

Canada — 1.3%
Government of Canada Bonds 2.50% due 06/01/2015(4)	CAD	2,460,000	2,548,917
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	534,468
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,486,608

			4,569,993

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,550,359

Finland — 1.0%
Republic of Finland Senior Notes 3.13% due 09/15/2014	EUR	2,550,000	3,492,538

Germany — 12.7%
Federal Republic of Germany Bonds 0.50% due 04/07/2017	EUR	2,300,000	2,995,960
Federal Republic of Germany Bonds 0.75% due 02/24/2017	EUR	3,400,000	4,480,724
Federal Republic of Germany Bonds 1.25% due 10/14/2016	EUR	1,760,000	2,369,050
Federal Republic of Germany Bonds 1.75% due 10/09/2015	EUR	30,000	40,740
Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	4,370,000	5,820,731
Federal Republic of Germany Bonds 2.75% due 04/08/2016	EUR	4,230,000	5,960,969
Federal Republic of Germany Bonds 4.00% due 07/04/2016	EUR	1,290,000	1,901,820

Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	1,730,000	2,969,080
Federal Republic of Germany Bonds 4.25% due 07/04/2017	EUR	8,690,000	13,250,427
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	830,000	1,501,026
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	400,000	743,160
Federal Republic of Germany Bonds 4.75% due 07/04/2040	EUR	410,000	800,416
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	510,000	991,250

			43,825,353

Indonesia — 0.2%
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		500,000	801,250

Italy — 1.0%
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	2,410,000	3,256,166

Japan — 18.2%
Government of Japan Senior Notes 1.50% due 09/20/2014	JPY	750,000,000	9,639,365
Government of Japan Bonds 1.60% due 06/20/2014	JPY	1,000,000,000	12,829,863
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	142,000,000	1,891,937
Government of Japan Bonds 1.80% due 09/20/2031	JPY	225,000,000	2,883,492
Government of Japan Bonds 1.90% due 03/20/2024	JPY	450,000,000	6,223,591
Government of Japan Bonds 2.00% due 12/20/2025	JPY	70,000,000	970,863
Government of Japan Bonds 2.00% due 09/20/2041	JPY	260,000,000	3,308,403
Government of Japan Bonds 2.10% due 12/20/2026	JPY	245,000,000	3,413,630
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	240,000,000	3,272,682
Government of Japan Bonds 2.10% due 12/20/2029	JPY	340,000,000	4,622,539
Government of Japan Bonds 2.20% due 09/20/2026	JPY	700,000,000	9,881,794
Government of Japan Bonds 2.30% due 03/20/2039	JPY	280,000,000	3,815,699

			62,753,858

Mexico — 0.2%
United Mexican States Bonds 8.50% due 11/18/2038	MXN	68,366	646,201

Netherlands — 3.0%
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,575,725
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,451,537
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	962,565
Government of Netherlands Bonds 4.25% due 07/15/2013*	EUR	1,200,000	1,601,025
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,621,936

			10,212,788

Spain — 0.6%
Kingdom of Spain Bonds 4.20% due 01/31/2037	EUR	480,000	457,350
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	1,220,000	1,604,815

			2,062,165

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	2,300,000	377,472

United States — 13.5%
Federal Home Loan Mtg. Corp. 2.38% due 01/13/2022		1,300,000	1,362,423
Federal National Mtg. Assoc. 3.42% due 10/01/2020		390,269	432,195
3.63% due 12/01/2020		292,926	328,165
3.75% due 03/01/2018		992,309	1,105,183
3.84% due 05/01/2018		530,000	594,963
4.00% due 10/01/2031		21,771	23,124

4.00% due 10/01/2040		27,065	29,020
4.00% due 11/01/2040		28,416	30,469
4.00% due 10/01/2041		50,481	54,144
4.00% due 01/01/2042		6,665	6,985
4.00% due November TBA		1,000,000	1,070,781
4.00% due December TBA		1,000,000	1,070,000
4.38% due 06/01/2021		998,202	1,164,674
4.50% due 11/01/2040		1,755,623	1,899,817
4.50% due 02/01/2041		883,528	956,094
4.50% due 02/01/2041		169,568	183,495
4.50% due 08/01/2041		429,673	465,769
4.50% due 10/01/2041		112,513	121,964
5.00% due 05/01/2035		396	431
5.00% due 03/01/2036		939,498	1,029,668
5.00% due 04/01/2038		767,679	837,588
5.00% due November TBA		17,000,000	18,545,938
5.50% due November TBA		4,000,000	4,385,625
6.00% due November TBA		7,000,000	7,757,968
Federal National Mtg. Assoc.
Series 2012-M8, Class ASQ2
1.52% due 12/25/2019(1)		600,000	613,388
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(1)		800,000	821,253
Series 2012-M8, Class A2
2.35% due 05/25/2022(1)		600,000	611,471
Series 2012-M9, Class A2
2.48% due 04/25/2022(1)		850,000	876,226

			46,378,821

Total Government Agencies (cost $178,669,150)			186,972,850

GOVERNMENT TREASURIES — 11.6%
Italy — 3.2%
Republic of Italy Bonds 4.75% due 09/15/2016	EUR	2,110,000	2,877,526
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	470,000	636,058
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	650,000	860,240
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,085,858
Republic of Italy Bonds 5.50% due 09/01/2022	EUR	3,150,000	4,287,423
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	229,333
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,160,097

			11,136,535

United Kingdom — 5.6%
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	530,000	862,206
United Kingdom Gilt Treasury Bonds 2.75% due 01/22/2015	GBP	250,000	425,138
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	750,000	1,345,637
United Kingdom Gilt Treasury Bonds 4.00% due 01/22/2060	GBP	490,000	945,753
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	800,000	1,581,371
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	735,000	1,449,701
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2049	GBP	80,000	158,204
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,530,000	3,126,847
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2018	GBP	910,000	1,783,258
United Kingdom Inflation Linked Gilt Treasury Bonds 0.38% due 03/22/2062(2)	GBP	144,239	240,249
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/26/2016(2)	GBP	4,009,198	7,466,758

			19,385,122

United States — 2.8%
United States Treasury Notes 0.50% due 07/31/2017		630,000	624,734
1.00% due 08/31/2019		2,700,000	2,682,069
1.63% due 08/15/2022		6,200,000	6,166,092

			9,472,895

Total Government Treasuries (cost $38,773,576)			39,994,552

FOREIGN DEBT OBLIGATIONS — 1.7%
SupraNational — 1.7%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	573,954
European Financial Stability Facility Government Guar. Notes 2.00% due 05/15/2017	EUR	2,600,000	3,523,633
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	519,427
Inter-American Development Bank Notes 7.00% due 06/15/2025		850,000	1,230,384

Total Foreign Debt Obligations (cost $5,104,067)			5,847,398

Total Long-Term Investment Securities (cost $329,235,020)			343,697,332

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Foreign Government Treasuries — 0.5%
United Mexican States 4.59% due 04/18/2013	MXN	2,397,869	1,792,560

Time Deposits — 9.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012		32,819,000	32,819,000

Total Short-Term Investment Securities (cost $34,648,744)			34,611,560

TOTAL INVESTMENTS (cost $363,883,764)(3)		109.8%	378,308,892
Liabilities in excess of other assets		(9.8)	(33,710,216)

NET ASSETS —		100.0%	$344,598,676

FORWARD SALES CONTRACTS — (0.9)%
U.S. Government Agencies — (0.9)%
Federal National Mtg. Assoc.
4.50% due November TBA		(1,000,000)	(1,078,750)
4.50% due December TBA		(2,000,000)	(2,157,187)

Total Forward Sales Contracts (proceeds $(3,241,133))			(3,235,937)

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $45,532,966 representing 13.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

** In United States Dollars unless otherwise indicated.

(1) Collateralized Mortgage Obligation

(2) Principal amount of security is adjusted for inflation.

(3) See Note 4 for cost of investments on a tax basis.

(4) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(6) Illiquid security. At October 31, 2012, the aggregate value of these securities was $7,522,953 representing 2.2% of net assets.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — U.S. Dollar

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
202	Short	Euro-BOBL	December 2012	$32,875,909	$32,945,085	$(69,176)
99	Long	Euro-Bund	December 2012	18,185,533	18,180,206	(5,327)
56	Short	90 Day Euro Dollar	December 2012	13,955,900	13,955,900	0
18	Short	Japanese 10 Year Bond	December 2012	32,492,922	32,525,366	(32,444)
35	Long	Life Long Gilt	December 2012	6,831,356	6,729,173	(102,183)
12	Long	U.S. Treasury 2 Year Note	December 2012	2,643,000	2,643,938	938
188	Long	U.S. Treasury 5 Year Note	December 2012	23,372,537	23,359,000	(13,537)
44	Short	U.S. Treasury 10 Year Note	December 2012	5,824,676	5,853,375	(28,699)
32	Short	U.S. Treasury Long Bond	December 2012	4,718,191	4,778,000	(59,809)
81	Long	U.S. Treasury Ultra Long Bond	December 2012	13,273,007	13,372,594	99,587

						$(210,650)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CAD	849,822	USD	863,000	12/19/2012	$12,963	$—
	GBP	456,860	USD	741,575	12/19/2012	4,427	—
	JPY	99,316,121	USD	1,277,000	12/19/2012	32,324	—
	SEK	5,686,741	EUR	666,000	12/19/2012	7,471	—
	USD	427,216	AUD	420,000	12/19/2012	7,115	—
	USD	430,000	JPY	34,066,320	12/19/2012	—	(3,065)

						64,300	(3,065)

Barclays Bank PLC	GBP	998,396	USD	1,607,752	11/14/2012	—	(3,343)
	GBP	692,500	USD	1,116,225	12/19/2012	—	(1,130)
	NZD	201,422	USD	160,215	12/19/2012	—	(4,928)
	USD	2,430,321	CAD	2,400,137	12/19/2012	—	(29,578)
	USD	268,375	GBP	165,500	12/19/2012	—	(1,339)
	USD	426,000	JPY	33,551,589	12/19/2012	—	(5,516)

						—	(45,834)

BNP Paribas SA	USD	204,099	NZD	248,401	12/19/2012	—	(438)

Citibank N.A.	EUR	671,818	DKK	5,000,473	12/19/2012	—	(1,568)
	EUR	428,000	JPY	42,978,904	12/19/2012	—	(16,380)
	EUR	332,000	NOK	2,483,792	12/19/2012	4,395	—
	EUR	1,326,000	USD	1,709,962	12/19/2012	—	(9,536)
	GBP	1,183,305	USD	1,893,335	11/14/2012	—	(16,144)
	JPY	133,785,000	USD	1,701,158	11/2/2012	25,284	—
	USD	428,000	JPY	33,319,372	12/19/2012	—	(10,426)

						29,679	(54,054)

Credit Suisse London Branch	CHF	2,251,091	USD	2,368,697	12/19/2012	—	(50,253)
	EUR	330,000	GBP	266,577	12/19/2012	2,196	—
	JPY	66,835,566	USD	852,000	12/19/2012	14,385	—
	USD	1,661,171	ZAR	14,543,217	12/7/2012	7,590	—
	USD	851,096	EUR	651,000	12/19/2012	—	(6,908)
	USD	430,038	GBP	267,000	12/19/2012	769	—
	USD	378,000	JPY	30,071,034	12/19/2012	—	(1,136)
	ZAR	18,771,521	USD	2,184,030	12/7/2012	30,093	—

						55,033	(58,297)

Deutsche Bank AG London	EUR	331,000	SEK	2,874,354	12/19/2012	3,523	—
	JPY	334,022,923	USD	4,302,052	12/19/2012	115,921	—
	NOK	7,341,256	EUR	990,000	12/19/2012	—	(1,683)
	USD	1,723,804	CAD	1,703,929	11/20/2012	—	(18,392)
	USD	581,179	ZAR	5,057,710	12/7/2012	—	(832)
	USD	857,531	AUD	845,000	12/19/2012	16,301	—
	USD	887,757	CAD	873,113	12/19/2012	—	(14,424)
	USD	9,016,057	EUR	6,966,440	12/19/2012	17,711	—
	USD	428,749	GBP	267,000	12/19/2012	2,059	—
	USD	431,000	JPY	34,180,024	12/19/2012	—	(2,640)
	USD	1,060,144	NZD	1,337,376	12/19/2012	36,352	—

						191,867	(37,971)

HSBC Bank PLC	EUR	647,000	GBP	524,240	12/19/2012	6,865	—
	EUR	332,000	NOK	2,485,877	12/19/2012	4,760	—
	EUR	2,301,500	SEK	19,854,672	12/19/2012	4,739	—
	NOK	7,392,960	EUR	999,000	12/19/2012	934	—
	NOK	8,773,423	USD	1,519,249	12/19/2012	—	(16,997)
	SEK	5,586,094	EUR	656,000	12/19/2012	9,657	—
	SEK	15,135,781	USD	2,276,297	12/19/2012	—	(2,472)
	USD	858,740	AUD	844,000	12/19/2012	14,058	—
	USD	1,277,000	JPY	99,238,224	12/19/2012	—	(33,300)
	USD	1,494,000	NOK	8,606,374	12/19/2012	12,996	—

						54,009	(52,769)

JPMorgan Chase Bank N.A.	EUR	1,240,238	USD	1,611,230	11/16/2012	3,501	—
	JPY	168,745,949	USD	2,143,000	12/19/2012	28,197	—
	USD	3,112,531	GBP	1,921,315	11/14/2012	—	(12,136)
	USD	857,754	EUR	665,000	12/19/2012	4,588	—

						36,286	(12,136)

Morgan Stanley & Co. International PLC	EUR	330,000	USD	427,502	12/19/2012	—	(427)
	NOK	4,919,294	EUR	661,000	12/19/2012	—	(4,224)

						—	(4,651)

Royal Bank of Canada	AUD	1,711,313	USD	1,776,198	12/19/2012	6,492	—
	CAD	3,364,217	USD	3,421,000	12/19/2012	55,932	—
	GBP	2,192,834	USD	3,531,707	12/19/2012	—	(6,453)
	USD	29,213,868	JPY	2,275,996,927	11/2/2012	—	(703,321)
	USD	863,000	CAD	844,212	12/19/2012	—	(18,574)

						62,424	(728,348)

Royal Bank of Scotland PLC	GBP	533,000	USD	845,050	12/19/2012	—	(14,951)
	JPY	99,827,329	USD	1,277,000	12/19/2012	25,917	—
	NOK	4,942,968	EUR	665,000	12/19/2012	—	(3,183)
	NOK	4,292,353	USD	756,000	12/19/2012	4,399	—
	SEK	5,639,403	EUR	660,000	12/19/2012	6,818	—
	USD	1,284,288	AUD	1,256,000	12/19/2012	14,569	—
	USD	430,046	GBP	267,000	12/19/2012	761	—

						52,464	(18,134)

Standard Chartered Bank	CHF	2,377,947	EUR	1,961,000	12/19/2012	—	(12,327)
	EUR	332,000	GBP	268,814	12/19/2012	3,211	—
	EUR	658,000	SEK	5,657,872	12/19/2012	—	(1,444)
	EUR	1,986,000	USD	2,566,358	12/19/2012	—	(8,998)
	JPY	137,540,285	USD	1,717,000	12/19/2012	—	(6,719)
	USD	1,702,701	GBP	1,050,000	12/19/2012	—	(8,516)
	USD	2,147,000	JPY	171,251,122	12/19/2012	—	(801)

						3,211	(38,805)

State Street Bank London	CAD	202,916	USD	207,000	12/19/2012	4,033	—
	GBP	858,000	USD	1,382,528	12/19/2012	—	(1,864)
	NZD	752,000	USD	615,749	12/19/2012	—	(806)
	USD	26,813,344	JPY	2,142,211,927	12/13/2012	31,616	—
	USD	1,273,135	GBP	784,207	12/19/2012	—	(7,809)

						35,649	(10,479)

UBS AG London	CHF	1,597,082	EUR	1,319,000	12/19/2012	—	(5,752)
	CHF	1,404,764	USD	1,503,000	12/19/2012	—	(6,514)
	JPY	203,862,778	USD	2,589,000	12/19/2012	34,096	—
	SEK	11,264,534	EUR	1,309,000	12/19/2012	1,520	—
	USD	1,877,000	CHF	1,739,952	12/19/2012	—	(7,304)
	USD	429,805	GBP	266,000	12/19/2012	—	(612)
	USD	1,285,500	JPY	102,080,036	12/19/2012	—	(6,185)

						35,616	(26,367)

Westpac Banking Corp.	AUD	4,931,000	USD	5,063,645	12/19/2012	—	(35,607)
	EUR	13,817,511	USD	17,815,262	11/16/2012	—	(96,480)
	JPY	67,384,675	EUR	667,000	12/19/2012	20,440	—
	USD	2,123,856	AUD	2,056,000	12/19/2012	2,297	—

						22,737	(132,087)

Net Unrealized Appreciation (Depreciation)						$643,275	$(1,223,435)

AUD — Australian Dollar	EUR — Euro Dollar	NZD — New Zealand Dollar

CAD — Canada Dollar	GBP — British Pound	SEK — Swedish Krona

CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar

DKK — Danish Krone	NOK — Norwegian Krone	ZAR — South African Rand

Interest Rate Swap Contracts #

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	CAD	4,500	09/20/2025	2.910%	3 month CDOR	$ —	$35,676
Barclays Bank PLC	EUR	4,280	05/02/2021	2.477%	6 month EURO	—	238,991
	EUR	3,440	04/20/2022	2.204%	6 month EURO	—	15,738
	SEK	9,030	12/19/2022	2.250%	3 month STIBOR	(5,469)	24,634
	AUD	2,650	12/20/2022	6 month BBSW	4.500%	(38,270)	17,748
	NOK	4,970	12/20/2022	4.000%	6 month NIBOR	(188)	187
	SEK	5,250	12/20/2022	3 month STIBOR	2.750%	(4,495)	1
Citibank, N.A.	AUD	410	12/19/2022	6 month BBSW	4.000%	(12,908)	3,887
	EUR	880	12/19/2022	2.000%	6 month LIBOR	(3,840)	24,233
	NZD	240	12/19/2022	3 month NZ Bank Bill	4.000%	(5,319)	517
	SEK	4,560	12/19/2022	2.250%	3 month STIBOR	(6,060)	15,738
	AUD	7,090	12/20/2022	6 month BBSW	4.500%	(100,005)	45,098
	AUD	1,830	12/20/2022	4.500%	6 month BBSW	8,243	5,929
	CHF	1,340	12/20/2022	1.750%	6 month LIBOR	10,075	2,436
	EUR	4,680	12/20/2022	3.000%	6 month LIBOR	72,782	12,052
	GBP	2,480	12/20/2022	3.000%	6 month LIBOR	(15,789)	23,327
	NOK	4,990	12/20/2022	6 month NIBOR	4.000%	(689)	690
	NZD	1,440	12/20/2022	3 month NZ Bank Bill	4.500%	(10,443)	9,976
	USD	5,740	12/20/2022	3.000%	3 month LIBOR	37,550	25,028
Credit Suisse International	JPY	935,000	12/19/2017	0.500%	6 month JYOR	24,506	75,195
	CAD	2,280	12/19/2022	2.250%	3 month CDOR	807	6,152
	CHF	1,010	12/19/2022	1.000%	6 month LIBOR	4,836	1,904
	EUR	3,120	12/19/2022	2.000%	6 month LIBOR	(6,361)	78,667
	SEK	4,520	12/19/2022	2.250%	3 month STIBOR	(4,866)	14,459
	USD	1,700	12/19/2022	2.000%	3 month LIBOR	33,234	4,947
	CAD	1,560	12/20/2022	3 month CDOR	3.000%	(13,967)	3,711
	CHF	2,030	12/20/2022	1.750%	6 month LIBOR	15,108	3,847
	EUR	2,330	12/20/2022	3.000%	6 month LIBOR	39,990	2,246
	NZD	1,600	12/20/2022	3 month NZ Bank Bill	4.500%	(4,014)	3,495
	USD	5,400	12/20/2022	3.000%	3 month LIBOR	22,422	36,449
Deutsche Bank AG	GBP	230	12/19/2022	6 month LIBOR	2.250%	(11,492)	2,176
	USD	760	12/20/2022	3.000%	3 month LIBOR	6,705	1,580
JPMorgan Chase Bank, N.A.	USD	1,500	12/19/2019	1.750%	3 month LIBOR	36,132	11,711
Morgan Stanley & Co. International PLC	CHF	120	12/19/2022	1.000%	6 month LIBOR	325	476
	AUD	880	12/20/2022	6 month BBSW	4.500%	(12,676)	5,861
	GBP	1,930	12/20/2022	6 month LIBOR	3.000%	(16,291)	10,424
Royal Bank of Canada	CAD	790	12/20/2022	3.000%	3 month CDOR	3,513	1,681
UBS AG	JPY	415,000	12/19/2017	0.500%	6 month JYOR	43,071	1,181
	AUD	1,750	12/20/2022	4.500%	6 month BBSW	10,840	2,713

							$770,761

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	AUD	410	12/19/2022	6 month BBSW	4.000%	$ (3,685)	$(5,336)
	CAD	2,600	09/20/2035	3 month CDOR	2.985%	—	(17,462)
Barclays Bank PLC	EUR	3,990	05/02/2016	6 month EURO	1.585%	—	(74,586)
	EUR	3,230	04/20/2017	6 month EURO	1.297%	—	(2,979)
	GBP	560	12/19/2022	6 month LIBOR	2.250%	(19,888)	(2,793)
	NZD	430	12/19/2022	3 month NZ Bank Bill	4.000%	(1,031)	(7,571)
	EUR	1,180	12/20/2022	6 month LIBOR	3.000%	(17,816)	(3,574)
	NOK	10,730	12/20/2022	4.000%	6 month NIBOR	2,300	(2,303)
	SEK	5,230	12/20/2022	2.750%	3 month STIBOR	4,758	(281)
	EUR	1,670	05/02/2029	6 month EURO	2.883%	—	(119,332)
	EUR	1,340	04/20/2030	6 month EURO	2.683%	—	(15,507)
	USD	600	12/19/2042	2.500%	3 month LIBOR	(1,728)	(11,121)
Citibank, N.A.	EUR	4,740	12/20/2022	6 month LIBOR	3.000%	(65,917)	(20,005)
	JPY	53,500	12/20/2022	6 month JYOR	1.250%	1,454	(265)
	USD	3,840	12/20/2022	3 month LIBOR	3.000%	(38,310)	(10,416)
	EUR	875	12/19/2042	2.000%	6 month EURO	(68,030)	(23,812)
Credit Suisse International	USD	7,990	12/19/2017	3 month LIBOR	1.250%	(30,203)	(124,047)
	USD	1,420	12/19/2019	3 month LIBOR	1.750%	(20,104)	(25,187)
	AUD	1,040	12/19/2022	6 month BBSW	4.000%	(3,560)	(19,323)
	JPY	149,640	12/19/2022	6 month JYOR	1.000%	(17,148)	(19,135)
	USD	11,680	12/19/2022	3 month LIBOR	2.000%	(104,733)	(157,593)
	CHF	2,020	12/20/2022	6 month LIBOR	1.750%	(10,859)	(8,002)
	JPY	551,630	12/20/2022	6 month JYOR	1.250%	16,346	(4,087)
	JPY	170,900	12/20/2022	1.250%	6 month JYOR	(2,852)	(946)
	USD	2,930	12/20/2022	3 month LIBOR	3.000%	(22,310)	(9,633)
Deutsche Bank AG	EUR	1,050	12/19/2014	6 month LIBOR	1.000%	(256)	(13,048)
	NZD	960	12/19/2022	3 month NZ Bank Bill	4.000%	(4,346)	(14,860)
	CHF	680	12/20/2022	6 month LIBOR	1.750%	(4,681)	(1,668)
	NOK	3,400	12/20/2022	4.000%	6 month NIBOR	1,081	(1,082)
	USD	4,675	12/19/2027	3 month LIBOR	2.500%	(134,942)	(20,261)
JPMorgan Chase Bank, N.A.	NZD	390	12/19/2022	3 month NZ Bank Bill	4.000%	(5,964)	(1,838)
	NOK	9,750	12/20/2022	4.000%	6 month NIBOR	2,191	(2,193)
Morgan Stanley & Co. International PLC	NZD	970	12/19/2022	3 month NZ Bank Bill	4.000%	(15,665)	(3,741)
Royal Bank of Canada	AUD	960	12/19/2022	6 month BBSW	4.000%	(3,016)	(18,107)

							$(762,094)

Total						$(471,917)	$8,667

Credit Default Swaps on Credit Indicies — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2012 (2)	Notional Amount (3)	Value at October 31, 2012 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.3435%	$6,800,000	$(72,409)	(50,424)	(21,985)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.3435%	11,850,000	(126,185)	(82,507)	(43,678)

						$(198,594)	$(132,931)	$(65,663)

Credit Default Swaps on Credit Indicies — Sell Protection (5)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2012 (2)	Notional Amount (3)	Value at October 31, 2012 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.7236%	$2,100,000	$19,436	$2,455	16,981
CDX North American Investment Grade Index	1.000%	12/20/2017	Credit Suisse International	0.9937%	8,800,000	2,656	22,742	(20,086)
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.7236%	9,900,000	91,626	11,105	80,521
CDX North American Investment Grade Index	1.000%	12/20/2017	JPMorgan Chase Bank, N.A.	0.9937%	2,300,000	694	2,975	(2,281)

						$114,412	$39,277	$75,135

# Illiquid security. At October 31, 2012, the aggregate value of these securities was $(463,250) representing 0.1% of net assets.

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBSW—Bank Bill Swap Reference Rate

CDOR—Canadian Dollar Offered Rate

EURO—Euro Offered Rate

JYOR—Japanese Yen Offered Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

STIBOR—Stockholm Interbank Offered Rate

Industry Allocation*

Sovereign	49.6%
Federal National Mtg. Assoc.	13.2
Diversified Financial Services	9.6
Time Deposits	9.5
Banks-Commercial	5.3
Sovereign Agency	4.4
United States Treasury Notes	2.8
Diversified Banking Institutions	2.1
Collateralized Mortgage Obligation—Other	1.6
Banks-Money Center	1.5
Banks-Special Purpose	0.8
SupraNational Banks	0.7
Telephone-Integrated	0.7
Tobacco	0.6
Oil Companies-Integrated	0.5
Foreign Government Treasuries	0.5
Oil Companies-Exploration & Production	0.5
Beverages-Wine/Spirits	0.5
Insurance-Mutual	0.5
Insurance-Life/Health	0.5
Finance-Consumer Loans	0.4
Brewery	0.4
Federal Home Loan Mtg. Corp.	0.4
Finance-Commercial	0.4
Oil-Field Services	0.3
Computers	0.3
Agricultural Operations	0.3
Medical-Generic Drugs	0.2
Finance-Credit Card	0.2
Electronic Components-Semiconductors	0.2
Pharmacy Services	0.2
Multimedia	0.2
Electric-Distribution	0.2
Banks-Mortgage	0.2
Airport Development/Maintenance	0.1
Special Purpose Entities	0.1
Finance-Investment Banker/Broker	0.1
Pipelines	0.1
Insurance-Multi-line	0.1

109.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Cayman Islands	$—	$10,849,320	$2,085,500	$12,934,820
United Kingdom	—	11,229,364	—	11,229,364
United States	—	13,198,710	1,065,781	14,264,491
Corporate Bonds & Notes:
United States	—	20,967,644	—	20,967,644
Other Countries*	—	51,486,213	—	51,486,213
Government Agencies:
Germany	—	43,825,353	—	43,825,353
Japan	—	62,753,858	—	62,753,858
United States	—	46,378,821	—	46,378,821
Other Countries*	—	34,014,818	—	34,014,818
Government Treasuries:
United Kingdom	—	19,385,122	—	19,385,122
Other Countries*	—	20,609,430	—	20,609,430
Foreign Debt Obligations	—	5,847,398	—	5,847,398
Short-Term Investment Securities:
Foreign Government Treasuries	—	1,792,560	—	1,792,560
Time Deposits	—	32,819,000	—	32,819,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	100,525	—	—	100,525
Open Forward Foreign Currency
Contracts-Appreciation	—	643,275	—	643,275
Interest Rate Swap Contracts-Appreciation	—	770,761	—	770,761
Credit Default Swaps on Credit Indices-Buy
Protection-Appreciation	—	—	—	—
Credit Default Swaps on Credit Indices-Sell
Protection-Appreciation	—	97,502	—	97,502

Total	$100,525	$376,669,149	$3,151,281	$379,920,955

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	3,235,937	—	3,235,937
Other Financial Instruments:@
Open Futures Contracts-Depreciation	311,175	—	—	311,175
Open Forward Foreign Currency
Contracts-Depreciation	—	1,223,435	—	1,223,435
Interest Rate Swap Contracts-Depreciation	—	762,094	—	762,094
Credit Default Swaps on Credit Indices-Buy
Protection-Depreciation	—	65,663	—	65,663
Credit Default Swaps on Credit Indices-Sell
Protection-Depreciation	—	22,367	—	22,367

Total	$311,175	$5,309,496	$—	$5,620,671

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 86.5%
Advertising Services — 0.5%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	$1,505,000	$895,475
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	875,000	845,469

		1,740,944

Aerospace/Defense-Equipment — 0.4%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/2015*	1,300,000	1,343,875

Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/2016	369,252	319,403
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	239,419	237,025

		556,428

Alternative Waste Technology — 1.0%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	3,162,000	3,272,670

Auction House/Art Dealers — 0.2%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	800,000	812,000

Auto-Cars/Light Trucks — 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	2,400,000	2,565,000

Banks-Commercial — 1.8%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	984,417
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	3,050,000	3,252,062
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	1,655,000	1,861,875

		6,098,354

Beverages-Non-alcoholic — 0.7%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	2,375,000	2,271,094

Broadcast Services/Program — 0.3%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	975,000	977,438

Building & Construction Products-Misc. — 1.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,525,000	1,662,250
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	1,485,000	1,603,800

		3,266,050

Building Products-Cement — 1.5%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	600,000	627,000
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,375,000	1,459,219
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,950,000	3,016,375

		5,102,594

Building-Residential/Commercial — 2.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	1,725,000	1,811,250
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	1,060,000	1,118,300
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	900,000	972,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/2021	1,325,000	1,537,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/2020*	1,369,000	1,457,985

		6,896,535

Cable/Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	1,250,000	1,256,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,850,000	3,028,125
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,250,000	1,406,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	900,000	947,250

		6,637,875

Capacitors — 0.3%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	950,000	946,438

Casino Hotels — 2.8%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	3,588,450	3,794,786
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,190,000	1,285,200
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	2,593,000	2,806,922
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018*	1,540,000	1,309,000

		9,195,908

Casino Services — 1.3%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*	1,033,811	625,456
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	1,575,000	1,675,406
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	723,000	776,321
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	630,000	676,462
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*	655,000	665,644

		4,419,289

Cellular Telecom — 2.3%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,802,000	1,905,615
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	1,610,000	1,660,313
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/2015	2,582,000	2,585,227
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	1,486,000	1,630,885

		7,782,040

Chemicals-Other — 0.5%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	1,440,000	1,562,400

Chemicals-Specialty — 0.6%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	1,900,000	1,895,250

Coal — 0.7%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,025,000	899,437
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	1,440,000	1,512,000

		2,411,437

Commercial Services — 1.2%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	2,215,000	2,347,900
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	1,550,000	1,604,250

		3,952,150

Commercial Services-Finance — 0.3%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,200,000	1,143,000

Communications Software — 0.3%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	1,027,000	960,245

Computer Services — 0.5%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	1,650,000	1,664,438

Consulting Services — 0.5%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,629,450

Consumer Products-Misc. — 1.5%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	1,263,000	1,086,180
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*	1,725,000	1,742,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,950,000	2,042,625

		4,871,055

Containers-Metal/Glass — 1.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	1,381,000	1,543,268
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,913,000	3,182,452

		4,725,720

Containers-Paper/Plastic — 1.4%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	1,450,000	1,540,625
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,355,000	1,426,137
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,440,000	1,540,800

		4,507,562

Data Processing/Management — 0.4%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	1,450,000	1,450,000

Direct Marketing — 0.3%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,000,000	970,000

Diversified Banking Institutions — 2.0%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,755,000	1,857,095
GMAC LLC Sub. Notes 8.00% due 12/31/2018	4,165,000	4,701,244

		6,558,339

Diversified Manufacturing Operations — 0.8%
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/2022*	2,450,000	2,514,312

Electric-Generation — 1.0%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,245,000	1,423,969
Edison Mission Energy Senior Notes 7.63% due 05/15/2027(16)(17)	1,890,000	897,750
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	765,956	836,807

		3,158,526

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	435,409	475,684

Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc. Company Guar. Notes 6.38% due 10/01/2022*	1,625,000	1,507,188

Enterprise Software/Service — 0.8%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	2,485,000	2,609,250

Finance-Auto Loans — 0.6%
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	750,000	767,849
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,219,516

		1,987,365

Finance-Leasing Companies — 1.0%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017*	3,140,000	3,218,500

Finance-Other Services — 0.5%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	1,770,000	1,597,425

Financial Guarantee Insurance — 0.5%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	2,245,000	1,728,650

Firearms & Ammunition — 0.3%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	900,000	976,500

Food-Flour & Grain — 0.1%
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/2022*	347,000	368,254

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(3)	1,049,861	498,684

Home Furnishings — 1.2%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,680,000	1,684,200
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	2,205,000	2,221,537

		3,905,737

Independent Power Producers — 1.6%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	1,340,000	1,467,300
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,175,000	1,339,500
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023*	625,000	643,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,786,237

		5,236,787

Insurance-Multi-line — 0.5%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	1,450,000	1,525,098

Marine Services — 1.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,998,000	3,185,375

Medical Instruments — 0.7%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,185,000	2,234,162

Medical Products — 0.7%
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	775,000	800,188
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*	1,525,000	1,582,187

		2,382,375

Medical-Drugs — 1.3%
Endo Health Solutions, Inc. Company Guar. Notes 7.25% due 01/15/2022	746,000	805,680
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	1,500,000	1,620,000
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,775,000	1,892,594

		4,318,274

Medical-HMO — 0.6%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019	1,600,000	1,868,000

Medical-Hospitals — 3.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,525,000	2,676,500
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	619,000	683,995
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	742,500
HCA, Inc. Senior Notes 7.50% due 11/15/2095	3,588,000	3,067,740
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,250,000	2,990,000

		10,160,735

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	563,000	626,338

MRI/Medical Diagnostic Imaging — 0.9%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,025,000	3,040,125

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,053,000	1,055,633

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 1.0%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*	3,303,000	3,236,940

Oil Companies-Exploration & Production — 6.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,525,100
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,207,213
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,435,000	1,607,200
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/2016	600,000	646,500
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020*	825,000	911,625
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022*	350,000	362,250
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	1,605,000	1,588,950
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,550,000	1,631,375
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	836,000	847,495
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	1,480,000	1,480,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	400,000	427,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	515,000	563,281
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	1,070,000	799,825
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,000,000	1,067,500
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	800,000	798,000
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	1,264,000	1,262,420
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/2020	400,000	422,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	975,000	1,111,500
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,950,000	2,057,250
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023*	1,875,000	1,940,625

		22,257,109

Oil Refining & Marketing — 0.6%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	1,245,000	1,329,037
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*	620,000	683,550

		2,012,587

Oil-Field Services — 2.0%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022*	1,237,000	1,202,982
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	1,420,000	1,498,100
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	2,100,000	2,142,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	800,000	832,000
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	800,000	850,000

		6,525,082

Paper & Related Products — 1.0%
Boise Cascade LLC/Boise Cascade Finance Corp. Senior Notes 6.38% due 11/01/2020*	1,650,000	1,674,750
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	1,528,000	1,592,940

		3,267,690

Pipelines — 3.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,935,225
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	1,250,000	1,293,750
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	1,175,000	1,236,688
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,620,937
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,605,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023	450,000	472,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	855,000	925,538
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	475,000	517,750
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	850,000	913,750
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	789,531
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	985,000	994,850

		12,306,419

Printing-Commercial — 0.9%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,600,000	1,648,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	1,405,000	1,447,150

		3,095,150

Private Corrections — 0.4%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	1,200,000	1,293,000

Publishing-Newspapers — 0.7%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/2017	2,220,000	2,386,500

Radio — 0.4%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,375,000	1,498,750

Real Estate Investment Trusts — 1.8%
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023	205,000	217,300
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	1,232,000	1,361,360
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	1,378,000	1,467,570
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,900,000	2,037,750
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018*	700,000	749,000

		5,832,980

Real Estate Management/Services — 0.9%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	2,780,000	2,960,700

Real Estate Operations & Development — 0.7%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,257,290

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	3,385,000	128

Rental Auto/Equipment — 1.6%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	715,000	754,325
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	1,860,000	1,934,400
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	725,000	732,250
HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022*	550,000	557,562
United Rentals North America, Inc. Senior Notes 8.25% due 02/01/2021	665,000	734,825
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	537,000	588,015

		5,301,377

Retail-Apparel/Shoe — 0.7%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	1,300,000	1,282,125
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	703,406
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/2019	416,000	503,880

		2,489,411

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,694,775

Retail-Office Supplies — 0.8%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	2,615,000	2,598,656

Retail-Pet Food & Supplies — 0.3%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	920,000	938,400

Retail-Propane Distribution — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	210,000	225,750
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	410,000	445,363

		671,113

Retail-Restaurants — 1.6%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,418,381
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,495,000	1,575,356
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,230,000	2,374,950

		5,368,687

Retail-Toy Stores — 0.6%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	2,000,000	2,147,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(8)(9)	750,000	0

Seismic Data Collection — 0.1%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/2014	1,025,000	448,438

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,505,000	1,625,400

Steel Pipe & Tube — 0.7%
JMC Steel Group Senior Notes 8.25% due 03/15/2018*	2,390,000	2,425,850

Steel-Producers — 0.8%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	1,730,000	1,496,450
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	1,300,000	1,326,000

		2,822,450

Storage/Warehousing — 0.6%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,878,131

Telecom Services — 1.7%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/2023	450,000	432,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/2023	1,850,000	1,776,000
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	1,375,000	1,459,219
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017	1,700,000	1,831,750

		5,498,969

Telephone-Integrated — 2.6%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,580,000	1,663,084
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,251,413
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	700,000	808,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	3,150,000	3,717,000
Windstream Corp. Company Guar. Notes 7.00% due 03/15/2019	1,000,000	1,023,750

		8,463,747

Television — 0.8%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*	1,650,000	1,629,375
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(6)	897,304	911,885

		2,541,260

Theaters — 0.3%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022*	960,000	1,012,800

Transport-Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,152,968

Travel Services — 0.9%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,040,000	3,154,000

Wire & Cable Products — 0.9%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/2018	1,700,000	1,810,500
International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*	1,300,000	1,313,000

		3,123,500

Total U.S. Corporate Bonds & Notes (cost $282,173,461)		286,652,312

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Banks-Commercial — 0.4%
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(5)	1,410,000	1,349,322

Chemicals-Diversified — 1.0%
Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*	776,000	814,800
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	718,000	831,085
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	1,436,000	1,561,650

		3,207,535

Computers-Memory Devices — 0.4%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	1,325,000	1,437,625

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2018*	593,000	678,244

Diversified Minerals — 1.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	1,200,000	1,152,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	860,000	860,000
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/2022*	1,800,000	1,692,000

		3,704,000

Finance-Leasing Companies — 0.5%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017*	1,555,000	1,609,425

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(3)(9)(11)	4,590,000	0

Insurance-Multi-line — 0.6%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(5)	1,967,000	1,986,670

Medical-Drugs — 0.3%
Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 10/15/2019*	1,075,000	1,085,750

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(3)	3,329,000	0

Satellite Telecom — 0.9%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(6)	2,825,000	2,973,313

Semiconductor Equipment — 0.5%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	1,350,000	1,518,750

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(3)(10)(11)	1,210,000	0

Telecom Services — 0.9%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,765,500
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(7)	1,353,093	1,150,129

		2,915,629

Therapeutics — 1.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	3,195,000	3,370,725

Total Foreign Corporate Bonds & Notes (cost $31,095,496)		25,836,988

LOANS(12)(13) — 1.3%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(3)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/2013†(1)(2)(3)(4)(6)(7)(10)	1,862,108	0

Casino Hotels — 0.3%
Tropicana Entertainment BTL 7.50% due 03/16/2018	995,000	1,003,084

Computer Services — 0.4%
CompuCom Systems, Inc. BTL 10.25% due 10/01/2019	1,300,000	1,287,000

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)(3)	1,720,938	0

Pharmacy Services — 0.6%
Aptalis Pharma, Inc. BTL-B 5.50% due 02/17/2017	1,890,500	1,899,953

Total Loans (cost $6,463,561)		4,190,037

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3) (cost $0)	128,418	0

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3) (cost $0)	39,177	0

WARRANTS† — 0.1%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*	2,100	63,000

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(3)	6,261	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(3)(4)	414	144,900
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(3)(4)	408	102,000

		246,900

Total Warrants (cost $41,808)		309,900

Total Long-Term Investment Securities (cost $319,774,326)		316,989,237

REPURCHASE AGREEMENT — 3.7%
State Street Bank & Trust Co., Joint Repurchase Agreement(14) (cost $12,190,000)	12,190,000	12,190,000

TOTAL INVESTMENTS (cost $331,964,326)(15)	99.4%	329,179,237
Other assets less liabilities	0.6	1,900,261

NET ASSETS	100.0%	$331,079,498

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $127,712,115 representing 38.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $808,712 representing 0.2% of the net assets.

(2)	Company has filed for Chapter 11 bankruptcy protection.

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2012, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016	11/12/2010	$408	$—
	05/16/2012	6	—

		414	—	$144,900	$350.00	0.04%
ION Media Networks, Inc Expires 12/18/2016	05/16/2012	408	—	102,000	250.00	0.03
TOUSA, Inc. 12.25% due 08/15/2013 Loan Agreement	10/11/2007	1,022,829	1,004,028
	01/29/2008	11,293	11,670
	03/14/2008	10,700	11,054
	04/09/2008	26,285	21,209
	06/30/2008	37,503	29,746
	10/07/2008	39,014	21,944
	01/15/2009	37,728	18,671
	03/31/2009	35,804	10,742
	06/30/2009	37,295	11,188
	09/30/2009	38,857	11,659
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	4,983
	09/30/2012	55,039	—

		1,862,108	1,156,894	0	0.00	0.00

				$246,900		0.07%

(5)	Perpetual maturity — maturity date reflects the next call date.

(6)	PIK (“Payment-in-Kind”) Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(7)	Security currently paying interest/dividends in the form of additional securities.

(8)	Company has filed for Chapter 7 bankruptcy protection.

(9)	Bond is in default and did not pay principal at maturity

(10)	Security in default

(11)	Company has filed for bankruptcy protection in country of issuance

(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	See Note 2 for details of Joint Repurchase Agreements.

(15)	See Note 4 for cost of investments on a tax basis.

(16)	Company has filed for Chapter 11 bankruptcy subsequent to October 31, 2012.

(17)	Bond is in default of interest subsequent to October 31, 2012.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Airlines	$—	$—	$556,428	$556,428
Electric-Generation	—	2,321,719	836,807	3,158,526
Electric-Integrated	—	—	475,684	475,684
Gambling (Non-Hotel)	—	—	498,684	498,684
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	22,257,109	—	22,257,109
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	259,705,753	—	259,705,753
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	25,836,988	—	25,836,988
Loans	—	—	4,190,037	4,190,037
Common Stock	—	—	0	0
Preferred Stock	—	—	0	0
Warrants:
Oil-Field Services	—	63,000	—	63,000
Publishing-Periodicals	—	—	0	0
Television	—	—	246,900	246,900
Repurchase Agreement	—	12,190,000	—	12,190,000

Total	$—	$322,374,569	$6,804,668	$329,179,237

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 1/31/2012	$1,618,807	$0	$792,077	$5,613	$0	$163,200
Accrued discounts	99,221	—	350,494	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	53,860	—	277	—	—	—
Realized loss	(380,403)	—	(1,042,087)	(53,936)	(78,353)	—
Change in unrealized appreciation(1)	483,664	—	1,569,718	53,936	78,353	83,700
Change in unrealized depreciation(1)	(60,838)	—	(60,000)	(5,613)	—	—
Net purchases	2,916,263	—	7,290,572	0	0	—
Net sales	(3,675,334)	—	(4,711,014)	(0)	(0)	—
Transfers into Level 3	1,312,491 #	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 10/31/2012	$2,367,731	$0	$4,190,037	$0	$0	$246,900

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at October 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(16,119)	$—	$479,662	$—	$—	$83,700

#	Transferred from Level 2 to Level 3 due to an decrease in market activity and/or observable market data for these securities, including the number of identified market makers and/or trading activity.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 10/31/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)

U.S. Corporate Bonds & Notes	$128	Potential Future Cash Flows	Future cash flows and lack of marketability	$0.004

Loans	$0	Potential Future Cash Flows	Future cash flows and lack of marketability	$0.00

Warrants	$0	Black Scholes Model	Discount for lack of marketability	10%

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $6,804,540 at 10/31/12, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Principal Amount**		Value (Note 1)
ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.62% due 10/27/2025		$736,139	$747,181
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.11% due 12/25/2034		284,701	239,055
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 1.54% due 11/19/2047*(1)	EUR	4,733,883	6,156,737
Arran Residential Mtg. Funding PLC FRS Series 2010-1A, Class A1B 1.55% due 05/16/2047*(1)	EUR	665,942	863,754
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		355,433	295,014
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.70% due 07/25/2035		1,847,570	1,735,520
Berica Residential MBS FRS Series 8, Class A 0.65% due 03/31/2048(1)(6)	EUR	13,690,637	15,586,731
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.50% due 04/25/2035(1)		138,229	103,969
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.55% due 06/25/2035*(1)		384,607	328,695
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.27% due 11/25/2036		7,048	3,233
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.68% due 10/25/2046		982,987	982,952
Greenpoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.43% due 06/25/2045(1)		95,110	75,177
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class A1 1.10% due 03/06/2020*(2)		1,675,860	1,675,479
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.66% due 09/25/2035(1)		330,351	331,776
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.40% due 01/19/2038(1)		503,351	365,158
Indymac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.42% due 08/25/2036(1)		813,280	819,625
Indymac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.46% due 09/25/2037(1)		566,263	413,537
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.70% due 03/25/2035(1)		490,875	413,308
Magnolia Funding Ltd. Series 2010-1A, Class A1 3.00% due 04/20/2017*(6)	EUR	773,710	1,002,755
Merrill Lynch Mtg. Investors, Inc. FRS Series 2005-A6, Class 2A3 0.59% due 08/25/2035(1)		100,000	80,225
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 1.51% due 07/15/2042*(1)	EUR	4,900,000	6,429,314
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.74% due 07/15/2042*(1)(5)		2,800,000	2,836,341
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.94% due 02/16/2019*		1,201,203	1,201,312
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(1)		364,701	338,941
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.56% due 10/25/2018(1)		143,445	138,589
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.50% due 12/25/2035		2,409,500	1,718,458
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*		2,584,879	2,476,371
SLM Student Loan Trust FRS 1 Series 2007-2, Class A2 0.32% due 07/25/2017		219,926	219,504
SLM Student Loan Trust FRS 3 Series 2008-9, Class A 1.82% due 04/25/2023		1,660,794	1,733,090
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.45% due 07/25/2036		2,000,000	928,504
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.70% due 02/25/2035		2,000,000	1,649,998
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.44% due 04/25/2045(1)		149,770	139,173
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR13, Class A1A1 0.50% due 10/25/2045(1)		664,725	600,285
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.15% due 02/25/2046(1)		401,972	356,839
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR14, Class 1A1 2.50% due 12/25/2035(1)		17,046	17,018
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.59% due 11/25/2046(1)		624,194	542,360
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.69% due 04/25/2035(1)		7,062,494	7,037,401

Total Asset Backed Securities (cost $60,300,833)			60,583,379

U.S. CORPORATE BONDS & NOTES — 10.6%
Banks-Commercial — 0.5%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015		3,900,000	4,033,540
UBS AG Stamford Branch Notes 5.88% due 12/20/2017		1,900,000	2,248,245

			6,281,785

Banks-Super Regional — 0.1%
JP Morgan Chase Bank NA FRS Sub. Notes 0.73% due 06/13/2016		600,000	580,786

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 6.13% due 10/03/2016		2,000,000	2,189,124

Cable/Satellite TV — 0.3%
CSC Holdings LLC Senior Notes 8.50% due 06/15/2015		3,255,000	3,401,475

Consumer Products-Misc. — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*		10,900,000	11,009,000

Diversified Banking Institutions — 3.9%
Ally Financial, Inc. FRS Company Guar. Notes 3.78% due 06/20/2014		500,000	511,135
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020		4,100,000	4,889,660
Bank of America Corp. Senior Notes 5.65% due 05/01/2018		7,900,000	9,197,551
Bank of America Corp. Senior Notes 5.75% due 12/01/2017		1,600,000	1,853,266
Citigroup, Inc. Senior Notes 5.85% due 07/02/2013		1,700,000	1,757,045
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017		2,600,000	3,084,014
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016		900,000	952,718
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018		1,200,000	1,397,246
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018		4,700,000	5,503,883
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017		300,000	352,511
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020		1,800,000	1,985,269
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018		700,000	833,089
Morgan Stanley FRS Senior Notes 0.82% due 10/15/2015		100,000	96,411
Morgan Stanley FRS Senior Notes 1.29% due 04/29/2013		7,100,000	7,113,071
Morgan Stanley Senior Notes 2.88% due 07/28/2014		500,000	512,340
Morgan Stanley Senior Notes 6.63% due 04/01/2018		3,200,000	3,721,850
Morgan Stanley Senior Notes 7.30% due 05/13/2019		800,000	962,654

			44,723,713

Diversified Financial Services — 0.5%
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/31/2039		5,000,000	5,450,150

Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015		5,800,000	6,343,936

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 5.88% due 05/02/2013		3,100,000	3,182,733

Finance-Investment Banker/Broker — 0.9%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015		400,000	447,087
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,084,471
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,617,647
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018(3)(4)†		245,000	56,350
Merrill Lynch & Co., Inc. FRS Senior Notes 0.59% due 05/30/2014	EUR	200,000	254,991
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/2015		3,900,000	4,189,985
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018		1,900,000	2,294,028

			9,944,559

Insurance-Life/Health — 0.0%
Pricoa Global Funding I FRS Notes 0.56% due 09/27/2013*		400,000	398,918

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/2008(5)(6)(11)†		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/2010(5)(6)(11)†		400,000	0

			0

Oil Companies-Exploration & Production — 1.3%
EOG Resources, Inc. FRS Senior Notes 1.19% due 02/03/2014		6,100,000	6,149,093
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018		7,800,000	9,087,000

			15,236,093

Oil Companies-Integrated — 0.9%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*		9,300,000	10,457,775

Special Purpose Entities — 0.1%
CA FM Lease Trust Senior Notes 8.50% due 07/15/2017*(5)(6)		63,274	70,361
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/2017		300,000	325,528
SSIF Nevada LP FRS Bank Guar. Notes 1.04% due 04/14/2014*(5)		1,100,000	1,104,644

			1,500,533

Telephone-Integrated — 0.1%
AT&T Corp. Senior Notes 8.00% due 11/15/2031		1,000,000	1,553,623

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018		169,000	241,031
Reynolds American, Inc. Company Guar. Notes 7.25% due 06/01/2013		500,000	518,858

			759,889

Total U.S. CORPORATE BONDS & NOTES (cost $114,145,902)			123,014,092

FOREIGN CORPORATE BONDS & NOTES — 12.2%
Auto-Cars/Light Trucks — 0.3%
Volkswagen International Finance NV FRS Company Guar. Notes 0.97% due 04/01/2014*		1,800,000	1,806,536
Volkswagen International Finance NV FRS Company Guar. Notes 0.97% due 09/22/2013*		1,100,000	1,102,161
Volkswagen International Finance NV FRS Company Guar. Notes 1.13% due 03/21/2014*(5)		300,000	301,502

			3,210,199

Banks-Commercial — 3.6%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/2013*		1,000,000	1,037,010
Barclays Bank PLC FRS Senior Notes 1.38% due 01/13/2014		6,400,000	6,431,347
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 04/29/2018*(7)		2,010,000	2,031,051
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/2021		8,400,000	9,521,408
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(5)		6,000,000	6,394,200
Group BPCE SA Senior Notes 2.38% due 10/04/2013*		3,000,000	3,004,830
Intesa Sanpaolo SpA FRS Notes 2.83% due 02/24/2014*(5)		6,400,000	6,310,905
National Australia Bank, Ltd. FRS Senior Notes 1.07% due 04/11/2014*		4,100,000	4,124,387
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 10/29/2017*(5)(7)		1,200,000	1,089,000
UBS AG Notes 5.75% due 04/25/2018		1,300,000	1,534,129

			41,478,267

Banks-Money Center — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/2013		1,300,000	1,331,269
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*		600,000	705,932
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/31/2024*(7)		4,100,000	4,575,149

			6,612,350

Banks-Mortgage — 1.0%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.89% due 04/25/2014		6,200,000	6,188,189
Stadshypotek AB Notes 1.45% due 09/30/2013*(5)		5,700,000	5,749,020

			11,937,209

Banks-Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/2014		2,200,000	2,380,193

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020		500,000	571,900

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038		1,000,000	1,274,570

Finance-Investment Banker/Broker — 0.6%
Credit Agricole Home Loan SFH FRS Bonds 1.07% due 07/21/2014*(5)		7,000,000	6,934,599

Finance-Leasing Companies — 0.6%
Banque PSA Finance FRS Senior Notes 2.25% due 04/04/2014*(5)		6,700,000	6,571,213

Non-Ferrous Metals — 0.4%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*(5)		4,800,000	4,845,883

Oil Companies-Exploration & Production — 1.5%
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/2018		14,400,000	17,641,872

Oil Companies-Integrated — 2.5%
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020		7,800,000	8,997,152
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019		7,800,000	9,875,034
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021		7,800,000	9,106,500
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039		400,000	570,868

			28,549,554

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015*(6)		73,261	8,058
Pindo Deli Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(6)		432,197	43,215
Pindo Deli Finance BV VRS Company Guar. Bonds 3.45% due 04/28/2027*(5)(6)		1,743,170	43,575
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015(5)(6)		195,908	24,486
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(5)(6)		293,490	29,346
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/2027*(5)(6)		724,965	21,723

			170,403

Special Purpose Entity — 0.1%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/2013*		1,100,000	1,123,593

Steel-Producers — 0.4%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		4,400,000	4,908,200

Sugar — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*(5)		2,300,000	2,637,146

Total Foreign Corporate Bonds & Notes (cost $132,853,323)			140,847,151

FOREIGN GOVERNMENT AGENCIES — 5.9%
Regional Authority — 2.1%
Province of Ontario, Canada Bonds 3.15% due 06/02/2022	CAD	9,400,000	9,735,624
Province of Quebec, Canada Bonds 3.50% due 12/01/2022	CAD	13,600,000	14,327,421

			24,063,045

Sovereign — 3.7%
Federal Republic of Germany Bonds 0.75% due 09/13/2013	EUR	25,800,000	33,646,314
Government of Australia Bonds 5.50% due 12/15/2013	AUD	8,000,000	8,563,329
Government of Canada Bonds 1.75% due 03/01/2013	CAD	600,000	602,229
Russian Federation Senior Bonds 7.50% due 03/31/2030*(8)		304	385

			42,812,257

Sovereign Agency — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	867,152

Total Foreign Government Agencies (cost $65,234,913)			67,742,454

U.S. GOVERNMENT AGENCIES — 25.5%
Federal Home Loan Mtg. Corp. — 0.2%
4.50% due 03/01/2041		1,131,148	1,247,817
4.50% due 05/01/2041		455,500	491,002
Federal Home Loan Mtg. Corp. FRS Series T-62, Class 1A1 1.35% due 10/25/2044(1)		139,837	139,779
Series T-61, Class 1A1 1.55% due 07/25/2044(1)		765,280	776,087

			2,654,685

Federal National Mtg. Assoc. — 13.6%
2.50% due December TBA		50,000,000	52,328,125
3.00% due December TBA		5,000,000	5,231,250
3.50% due 09/01/2013		65,291	67,743
3.50% due 09/01/2025		492,111	522,502
3.50% due 10/01/2025		1,003,238	1,065,195
3.50% due 11/01/2025		2,800,751	2,973,713
3.50% due 12/01/2025		1,864,795	1,979,957
3.50% due 01/01/2026		9,258,319	9,830,072
3.50% due 02/01/2026		13,929,538	14,789,766
3.50% due 03/01/2026		5,591,731	5,937,050
3.50% due 04/01/2026		6,757,517	7,174,831
3.50% due 06/01/2026		41,281	43,830
3.50% due 07/01/2026		3,411,301	3,621,968
3.50% due 08/01/2026		921,788	978,713
3.50% due 09/01/2026		1,439,813	1,528,729
3.50% due 10/01/2026		430,625	457,218
3.50% due 12/01/2026		3,901,778	4,142,735
3.50% due November TBA		23,000,000	24,498,593
4.00% due 01/01/2014		37,570	40,157
4.00% due 12/01/2040		125,096	134,124
4.00% due 02/01/2041		874,121	955,632
4.50% due 02/01/2025		463,635	500,924
4.50% due 04/01/2041		500,000	542,003
5.00% due 06/01/2023		209,025	231,653
5.00% due 04/01/2024		51,811	57,419
5.00% due 02/01/2027		45,183	49,322
5.00% due 07/01/2027		436,250	476,212
5.00% due 03/01/2028		149,523	164,401
5.00% due 04/01/2028		583,311	641,353
5.00% due 05/01/2028		166,016	182,535
5.00% due 06/01/2028		302,048	332,103
5.00% due 07/01/2028		248,815	273,573
5.00% due 04/01/2029		456,129	498,665
5.00% due 05/01/2029		146,706	160,661
5.00% due 10/01/2033		185,779	204,091
5.00% due 11/01/2033		326,299	358,461
5.00% due 03/01/2034		65,546	74,281
5.00% due 08/01/2034		707,779	777,978
5.00% due 12/01/2034		102,406	112,288
5.00% due 03/01/2035		39,981	43,904
5.00% due 04/01/2035		5,750,998	6,296,550
5.00% due 05/01/2035		524,206	574,462
5.00% due 06/01/2035		240,896	263,436
5.00% due 07/01/2035		172,212	192,577
5.00% due 08/01/2035		278,177	307,691
5.00% due 09/01/2035		89,881	99,494
5.00% due 11/01/2035		4,254,901	4,653,015
5.00% due 06/01/2037		541,926	592,632
5.00% due 02/01/2040		53,658	58,812
5.00% due 05/01/2040		54,328	60,939
5.00% due 06/01/2040		46,204	51,668
5.00% due 02/01/2041		49,425	54,791
5.50% due 10/01/2036		140,535	154,295
Federal National Mtg. Assoc. FRS 2.55% due 06/01/2035		234,229	249,660

			157,593,752

Government National Mtg. Assoc. — 11.4%
3.00% due 01/15/2042		71,347	75,989
3.00% due 04/15/2042		849,913	905,213
3.00% due 07/15/2042		417,412	444,571
3.00% due 08/15/2042		1,404,798	1,496,200
3.00% due 09/15/2042		13,144,606	13,999,846
3.00% due 10/15/2042		13,111,775	13,964,878
3.00% due November TBA		86,000,000	91,426,409
4.50% due 01/15/2040		845,125	923,181
4.50% due 02/15/2040		851,010	931,750
4.50% due 03/15/2040		601,624	658,704
4.50% due 04/15/2040		1,526,538	1,671,371
4.50% due 05/15/2040		925,640	1,013,689
4.50% due 06/15/2040		695,415	761,394
4.50% due 08/15/2040		188,883	206,803
4.50% due 09/15/2040		17,300	18,942
4.50% due 10/15/2040		954,928	1,045,524
4.50% due 12/15/2040		1,349,985	1,478,068
4.50% due 02/15/2041		519,499	566,839
Government National Mtg. Assoc. FRS 0.51% due 05/20/2037(1)		502,041	502,856

			132,092,227

Sovereign — 0.3%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014		2,100,000	2,816,037

Total U.S. Government Agencies (cost $292,328,697)			295,156,701

U.S. GOVERNMENT TREASURIES — 22.2%
United States Treasury Bonds — 5.5%
2.13% due 02/15/2041TIPS(9)		3,786,516	5,680,955
3.00% due 05/15/2042		16,800,000	17,353,879
3.13% due 11/15/2041		16,100,000	17,086,125
3.75% due 08/15/2041		600,000	714,657
3.88% due 08/15/2040		100,000	121,734
4.38% due 02/15/2038		400,000	524,875
4.38% due 05/15/2040		5,100,000	6,720,841
4.38% due 05/15/2041		10,000,000	13,200,000
6.25% due 08/15/2023		300,000	432,797
7.13% due 02/15/2023		1,100,000	1,668,907

			63,504,770

United States Treasury Notes — 16.7%
0.13% due 01/15/2022 TIPS(9)		29,411,241	32,168,545
0.13% due 07/15/2022 TIPS(9)		2,504,075	2,740,788
0.13% due 08/31/2013		8,600,000	8,594,625
0.13% due 09/30/2013		29,000,000	28,978,482
0.25% due 10/31/2013		10,000,000	10,003,520
0.38% due 07/31/2013		9,800,000	9,813,014
1.13% due 01/15/2021TIPS(9)		13,899,072	16,436,737
1.25% due 01/31/2019		2,400,000	2,439,749
1.38% due 12/31/2018		6,200,000	6,354,033
1.63% due 08/15/2022		800,000	795,625
1.75% due 05/15/2022		13,500,000	13,632,894
2.00% due 11/15/2021		13,203,000	13,714,616
2.00% due 02/15/2022		200,000	207,109
2.13% due 12/31/2015		700,000	737,242
2.63% due 08/15/2020		20,400,000	22,420,865
2.63% due 11/15/2020		22,300,000	24,495,167

			193,533,011

Total U.S. Government Treasuries (cost $242,695,630)			257,037,781

MUNICIPAL BONDS & NOTES — 5.0%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/2040		800,000	959,032
Chicago Transit Authority Revenue Series B 6.90% due 12/01/2040		900,000	1,078,911
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021		1,000,000	1,007,240
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021		800,000	805,792
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022		1,100,000	1,108,811
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023		600,000	604,722
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2023		1,900,000	2,388,319
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2024		1,800,000	2,247,912
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2024		700,000	874,188
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2025		3,700,000	4,594,475
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2025		1,600,000	1,986,800
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2026		985,000	1,216,189
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2028		1,800,000	2,200,932
District of Columbia Revenue 5.59% due 12/01/2034		4,000,000	5,030,200
East Bay Municipal Utility District Revenue 5.87% due 06/01/2040		2,200,000	2,920,302
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/2019		400,000	457,440
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/2020		500,000	572,300
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/2025		1,000,000	1,174,430
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2025		400,000	488,384
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2026		900,000	1,092,564
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2027		1,000,000	1,208,000
New York City Transitional Finance Authority Revenue 4.73% due 11/01/2023		800,000	937,392
New York City Transitional Finance Authority Revenue 4.91% due 11/01/2024		500,000	595,375
New York City Transitional Finance Authority Revenue 5.08% due 11/01/2025		500,000	603,235
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2026		4,100,000	4,982,730
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2027		5,100,000	6,148,101
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2026		10,100,000	10,164,438
State of Illinois General Obligation Bonds 4.42% due 01/01/2015		100,000	105,930

Total Municipal Bonds & Notes (cost $54,417,020)			57,554,144

FOREIGN GOVERNMENT TREASURIES — 0.3%
Sovereign — 0.3%
United Kingdom Gilt Bonds 0.13% due 03/22/2024	GBP	2,004,560	3,434,609
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	236,286	483,081

Total Foreign Government Treasuries (cost $3,908,127)			3,917,690

OPTIONS - PURCHASED — 0.0%
Sovereign — 0.0%
Put Options — Purchased(5)(12)		15,600,000	473,855

(cost $563,357)
COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(5)(6)		11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.(5)		2	1

Total Common Stock (cost $400,000)			1

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(5)(6) (cost $0)		1	6

WARRANTS† — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250)(5)(6) (cost $0)		250	0

Total Long-Term Investment Securities (cost $966,847,802)			1,006,327,254

SHORT-TERM INVESTMENT SECURITIES — 20.8%
Commercial Paper — 6.8%
Banco Do Brasil SA 1.26% due 06/26/2013		10,800,000	10,767,395
Daimler Finance North America 1.07% due 10/11/2013		10,100,000	9,996,733
Daimler Finance North America 1.07% due 10/15/2013		1,400,000	1,385,519
Ford Motor Credit Co. 1.05% due 11/16/2012		5,800,000	5,797,462
Ford Motor Credit Co. 1.40% due 01/18/2013		11,000,000	10,961,212
Straight A Funding LLC 0.19% due 01/18/2013		40,000,000	39,985,796

Total Commercial Paper (cost $78,793,661)			78,894,117

U.S. Government Agencies — 4.8%
Federal Home Loan Bank
0.16% due 02/20/2013		16,400,000	16,393,932
0.18% due 11/28/2012		16,200,000	16,197,813
Federal Home Loan Mtg. Corp.
0.14% due 03/05/2013		900,000	899,597
0.15% due 02/26/2013		4,300,000	4,298,323
0.17% due 02/11/2013		4,200,000	4,198,572
0.18% due 02/19/2013		1,000,000	999,633
0.18% due 02/25/2013		1,000,000	999,613
Federal National Mtg. Assoc.
0.16% due 02/27/2013		1,600,000	1,599,371
0.18% due 02/27/2013		8,600,000	8,596,620
0.18% due 08/01/2013		1,000,000	998,864

			55,182,338

U.S. Government Treasuries — 9.2%
0.01% due 03/07/2013		10,700,000	10,695,132
0.01% due 03/14/2013		6,000,000	5,997,066
0.01% due 04/25/2013		32,000,000	31,977,472
0.01% due 09/19/2013		14,838,000	14,815,802
0.01% due 10/17/2013		9,690,000	9,673,779
0.14% due 03/28/2013		7,800,000	7,795,624
0.17% due 05/30/2013		4,819,000	4,814,648
0.18% due 04/04/2013		172,000	171,901
0.19% due 08/22/2013		21,400,000	21,371,196

			107,312,620

Total Short-Term Investment Securities (cost $241,280,128)			241,389,075

REPURCHASE AGREEMENTS — 8.8%
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.25% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $600,004 and collateralized by $628,000 of United States Treasury Bonds bearing interest at 2.75% due 08/15/2042 and having an approximate value of $615,538		600,000	600,000
Agreement with Barclays Capital bearing interest at 0.35% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $2,200,021 and collateralized by $2,124,000 of Government National Mtg. Assoc. Bonds bearing interest at 3.50% due 06/20/2042 and having an approximate value of $2,274,726		2,200,000	2,200,000
Agreement with Barclays Capital bearing interest at 0.23% dated 07/20/2012 to be repurchased 11/19/2012 in the amount of $38,630,087 and collateralized by $36,250,000 of Government National Mtg. Assoc. Bonds bearing interest at 4.00% due 06/20/2042 and having an approximate value of $39,831,155(5)		38,600,000	38,600,000
Agreement with Citigroup Global Markets bearing interest at 0.30% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $13,200,110 and collateralized by $13,505,000 of United States Treasury Notes bearing interest at 0.25% due 08/15/2015 and having an approximate value of $13,463,852		13,200,000	13,200,000
Agreement with Citigroup Global Markets bearing interest at 0.33% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $5,500,053 and collateralized by $5,615,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 0.75% due 10/05/2016 and having an approximate value of $5,617,190		5,500,000	5,500,000
Agreement with Citigroup Global Markets bearing interest at 3.50% dated 10/11/2012 to be repurchased 11/14/2012 in the amount of $25,505,143 and collateralized by $35,575,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 3.50% due 01/01/2026 and having an approximate value of $26,291,061(5)		25,500,000	25,500,000
Agreement with Morgan Stanley & Co., LLC bearing interest at 0.31% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $11,100,096 and collateralized by $10,887,700 of United States Treasury Notes bearing interest at 1.50% due 06/30/2016 and having an approximate value of $11,341,218		11,100,000	11,100,000
Agreement with Morgan Stanley & Co., LLC bearing interest at 0.33% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $5,500,050 and collateralized by $5,604,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.06% due 10/12/2017 and having an approximate value of $5,613,415		5,500,000	5,500,000

Total Repurchase Agreements (cost $102,200,000)			102,200,000

TOTAL INVESTMENTS (cost $1,310,327,930) (10)		116.5%	1,349,916,329

Liabilities in excess of other assets		(16.5)	(191,192,502)

NET ASSETS		100.0%	$1,158,723,827

FORWARD SALES CONTRACTS — (6.9)%
U.S. Government Agencies. — (6.9)%
Federal National Mtg. Assoc.
3.50% due November 15 TBA		(25,000,000)	(26,527,345)
4.00% due November 15 TBA		(7,000,000)	(7,477,149)
4.00% due November 30 TBA		(1,000,000)	(1,070,781)
4.50% due November 15 TBA		(500,000)	(538,633)
5.00% due December 30 TBA		(18,000,000)	(19,636,875)
5.50% due November 30 TBA		(6,000,000)	(6,578,437)

			(61,829,220)

Government National Mtg. Assoc.
4.50% due November 30 TBA		(15,000,000)	(16,307,812)
6.00% due November 30 TBA		(2,000,000)	(2,262,500)

			(18,570,312)

Total Forward Sales Contracts (proceeds $(74,500,000))			$(80,399,532)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $112,277,227 representing 9.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

FRS — Floating Rate Securities

VRS — Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates as of October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Bond in default

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $109,545,864 representing 9.5% of net assets.

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)	Perpetual maturity - maturity date reflects the next call date.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Principal amount of security is adjusted for inflation.

(10)	See Note 4 for cost of investments on a tax basis.

(11)	Bond is in default and did not pay principal at maturity.

(12)	Put Options - Purchased

Put Options – Purchased
	Expiration	Strike	Notional	Premiums	Value at	Unrealized Appreciation /
Issue	Month	Price	Amount	Paid	October 31, 2012	(Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the right to receive a fixed rate of 2.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	2.00	$8,800,000	$21,340	$1	$(21,339)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the right to receive a fixed rate of 3.45% versus the three month USD-LIBOR-BBA maturing on 09/21/2015	September 2015	3.45	6,800,000	542,017	473,854	(68,163)

				$563,357	$473,855	$(89,502)

Written Options on Interest Rate Swap Contracts
	Expiration	Strike	Notional	Premiums	Value at	Unrealized Appreciation /
Issue	Month	Price	Amount	Received	October 31, 2012	(Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.00% versus the three month USD-LIBOR-BBA maturing on 11/21/2013	November 2012	1.00	$8,800,000	$50,207	$1	$50,206
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing on 01/04/2018	December 2012	1.50	14,900,000	47,680	47,680	0
Call option to enter an interest rate swap with Citibank NA for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing on 01/04/2018	December 2012	1.50	14,900,000	47,680	47,680	0
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing on 01/04/2018	December 2012	1.50	21,400,000	66,340	81,668	(15,328)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.50% versus the three month USD-LIBOR-BBA maturing on 01/04/2018	December 2012	1.50	21,400,000	66,340	49,319	17,021
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	1.40	3,400,000	23,460	81,556	(58,096)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	1.40	3,400,000	80,920	4,949	75,971
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50	28,600,000	543,400	480,028	63,372

			$116,800,000	$926,027	$792,881	$133,146

USD - United States Dollar
LIBOR - London Interbank Offered Rate
BBA - British Banking Association

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
230	Short	5 Year U.S. Treasury Note	December 2012	$28,417,314	$28,577,500	$(160,186)
33	Short	Euro OAT (obligations Assimilabes du Trésor)	December 2012	5,714,427	5,757,664	(43,237)

						$(203,423)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	2,437,000	USD	3,926,877	12/12/2012	$—	$(5,320)
	JPY	113,644,000	USD	1,450,438	12/10/2012	26,377	—
	USD	3,187,536	NOK	18,611,000	11/21/2012	74,588	—
	USD	8,453,481	TWD	249,124,090	11/30/2012	73,856	—
	USD	249,738	EUR	194,000	12/17/2012	1,826	—
	USD	13,740,810	CNY	86,635,804	2/1/2013	32,310	—

						208,957	(5,320)

Citibank N.A.	AUD	88,000	USD	91,135	11/1/2012	—	(213)
	CAD	24,703,000	USD	25,504,478	12/20/2012	795,787	—
	TWD	76,526,400	USD	2,568,000	11/30/2012	—	(51,443)
	USD	926,926	CNY	5,818,313	2/1/2013	—	(1,946)

						795,787	(53,602)

Goldman Sachs International	USD	1,253,000	CNY	7,860,069	2/1/2013	—	(3,428)

HSBC Bank USA	AUD	75,000	USD	76,806	11/1/2012	—	(1,047)
	BRL	2,226,696	USD	1,078,617	2/4/2013	—	(4,215)
	CNY	104,208,931	USD	16,383,841	2/1/2013	—	(183,006)
	EUR	21,467,000	USD	27,064,356	12/17/2012	—	(772,406)
	USD	7,043,527	MXN	95,376,395	12/3/2012	219,741	—
	USD	1,087,254	BRL	2,226,696	12/4/2012	4,682	—

						224,423	(960,674)

JPMorgan Chase Bank N.A.	EUR	37,000	USD	47,725	12/17/2012	—	(254)
	EUR	25,800,000	USD	31,823,840	9/13/2013	—	(1,719,997)
	EUR	5,508,000	USD	6,785,484	10/11/2013	—	(377,754)
	MXN	76,463,789	USD	5,920,312	12/3/2012	97,309	—
	USD	203,722	AUD	196,000	11/1/2012	—	(264)
	USD	9,653,068	CNY	61,504,520	2/1/2013	124,750	—
	USD	5,850,552	MXN	76,463,789	4/3/2013	—	(99,363)
	USD	7,168,662	EUR	5,508,000	10/11/2013	—	(5,425)

						222,059	(2,203,057)

Morgan Stanley & Co., Inc.	MXN	20,117,241	USD	1,569,463	12/3/2012	37,459	—
	USD	28,849	MXN	381,915	12/3/2012	235	—
	USD	1,550,828	MXN	20,117,241	4/3/2013	—	(37,719)

						37,694	(37,719)

Royal Bank of Scotland PLC	CNY	68,622,210	USD	10,739,000	2/1/2013	—	(170,369)
	EUR	11,910,000	USD	15,434,765	12/17/2012	—	(9,211)
	GBP	1,835,000	USD	2,933,816	12/12/2012	—	(27,030)

						—	(206,610)

UBS AG	BRL	2,226,696	USD	1,075,803	12/4/2012	—	(16,129)
	TWD	173,135,370	USD	5,810,000	11/30/2012	—	(116,299)
	USD	12,015,061	AUD	11,550,000	11/1/2012	—	(25,587)
	USD	62,000	MXN	822,720	12/3/2012	653	—
	USD	5,971,124	MYR	18,397,632	1/25/2013	32,484	—
	USD	1,850,261	CNY	11,684,400	8/5/2013	—	(12,850)

						33,137	(170,865)

Westpac Banking Corp.	AUD	29,203,000	USD	30,414,925	11/1/2012	100,759	—
	AUD	17,620,000	USD	18,162,696	12/13/2012	—	(67,689)
	USD	1,385,528	EUR	1,068,000	12/17/2012	—	(628)

						100,759	(68,317)

Net Unrealized Appreciation (Depreciation)						$1,622,816	$(3,709,592)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — Yuan Renminbi

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MYR — Malaysian Ringgit

NOK — Norwegian Krone

TWD — Taiwan Dollar

USD — United States Dollar

Interest Rate Swap Contracts@

				Rate Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$126,080	$19,880
	BRL	3,300	01/02/2017	8.860%	1-Year BRL-CDI	21,829	6,104
Barclays Bank PLC	BRL	2,100	01/02/2014	11.990%	1-Year BRL-CDI	211	83,391
	BRL	1,300	01/02/2014	12.510%	1-Year BRL-CDI	624	49,038
	BRL	2,700	01/02/2014	7.400%	1-Year BRL-CDI	(323)	1,657
	AUD	5,000	12/15/2017	6 month AUD Bank Bill	5.500%	(17,813)	554,578
	USD	52,100	12/19/2022	6 Month LIBOR	1.750%	865,604	(775,858)
Citibank NA	AUD	3,600	03/15/2018	6 month AUD Bank Bill	3.750%	15,916	55,008
	AUD	8,800	03/15/2018	6 month AUD Bank Bill	3.500%	(23,746)	90,307
Goldman Sachs Bank USA	BRL	21,100	01/02/2014	8.025%	1-Year BRL-CDI	—	85,173
	AUD	18,400	03/15/2023	4.000%	6 Month AUD Bank Bill	(27,514)	366,346
	EUR	2,900	03/20/2023	6 Month Euribor	1.750%	55,136	(8,096)
HSBC BANK USA NA	BRL	7,200	01/02/2014	11.935%	1-Year BRL-CDI	14,181	242,307
	BRL	7,500	01/02/2014	12.120%	1-Year BRL-CDI	5,544	310,616
	BRL	1,400	01/02/2014	12.555%	1-Year BRL-CDI	1,051	53,050
	BRL	71,100	01/02/2015	10.135%	1-Year BRL-CDI	131,883	1,578,256
	BRL	85,400	01/02/2015	8.825%	1-Year BRL-CDI	155,909	766,203
	BRL	37,800	01/02/2014	7.778%	1-Year BRL-CDI	73,350	23,394
	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	22,099	14,772
	EUR	44,500	03/21/2017	2.000%	6 Month Euribor	7,190	892,678
Morgan Stanley Capital Services, Inc.	BRL	38,000	01/02/2014	7.785%	1-Year BRL-CDI	81,061	19,789
	BRL	13,300	01/02/2014	10.530%	1-Year BRL-CDI	(69,511)	936,298
UBS AG	BRL	19,400	01/02/2015	9.930%	1-Year BRL-CDI	11,367	413,633
	MXN	87,100	06/02/2021	28-Day MXN - TIIE	7.500%	245,535	516,552

Total						$1,695,663	$6,295,076

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2012(3)	Notional Amount (2)	Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Masco Corp.
6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	1.9961%	$1,800,000	$265,807	$334,133	$(68,326)

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.0848%	1,100,000	(3,716)	—	(3,716)

Reynolds American, Inc.
7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.2730%	500,000	(2,978)	—	(2,978)

Tate & Lyle International Finance PLC
6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.4783%	2,300,000	(55,922)	—	(55,922)

						$203,191	$334,133	$(130,942)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2012(3)	Notional Amount (2)	Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
General Electric Capital Corp.
5.625% due 09/15/2017	1.000%	9/20/2013	UBS AG	0.2351%	$900,000	$61,161	$43,356	$17,805

@ Illiquid security

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BRL–CDI — Brazil Interbank Deposit Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

TIIE — Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$43,993,893	$16,589,486	$60,583,379
U.S. Corporate Bonds & Notes:
Internet Connectivity Services	—	—	0	0
Special Purpose Entities	—	1,430,172	70,361	1,500,533
Other Industries*	—	121,513,559	—	121,513,559
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	170,403	170,403
Other Industries*	—	140,676,748	—	140,676,748
Foreign Government Agencies	—	67,742,454	—	67,742,454
U.S. Government Agencies:
Federal National Mtg. Assoc	—	157,593,752	—	157,593,752
Government National Mtg. Assoc	—	132,092,227	—	132,092,227
Other U.S. Government Agencies*	—	5,470,722	—	5,470,722
U.S. Government Treasuries:
United State Treasury Bonds	—	63,504,770	—	63,504,770
United State Treasury Notes	—	193,533,011	—	193,533,011
Municipal Bonds & Notes	—	57,554,144	—	57,554,144
Foreign Government Treasuries	—	3,917,690	—	3,917,690
Put Options-Purchased	—	473,855	—	473,855
Common Stock:
Communication Software	—	—	0	0
Telecom Equipment-Fiber Optics	1	—	—	1
Membership Interest Certificates	—	—	6	6
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	78,894,117	—	78,894,117
U.S. Government Agencies	—	55,182,338	—	55,182,338
U.S. Government Treasuries	—	107,312,620	—	107,312,620
Repurchase Agreements	—	102,200,000	—	102,200,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Appreciation	—	206,570	—	206,570
Open Forward Foreign Currency Contracts-Appreciation		1,622,816		1,622,816
Interest Rate Swaps Contracts-Appreciation	—	7,079,030	—	7,079,030
Credit Default Swaps on Corporate & Sovereign Issues-Sell Protection-Appreciation	—	17,805	—	17,805

Total	$1	$1,342,012,293	$16,830,256	$1,358,842,550

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	80,399,532	—	80,399,532
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts-Depreciation	—	73,424	—	73,424
Open Futures Contracts-Depreciation	203,423	—	—	203,423
Open Forward Foreign Currency Contracts-Depreciation	—	3,709,592	—	3,709,592
Interest Rate Swaps Contracts-Depreciation	—	783,954	—	783,954
Credit Default Swaps on Corporate & Sovereign Issues-Buy Protection-Depreciation	—	130,942	—	130,942

Total	$203,423	$85,097,444	$—	$85,300,867

*	Sum of all other industries or other U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securites	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Membership Interest Certificates	Warrants
Balance as of 1/31/2012	$1,925,614	$80,268	$155,019	$0	$6	$45,000
Accrued discounts	—	1,226	21,007	—	—	—
Accrued premiums	—	(3,469)	—	—	—	—
Realized gain	—	—	—	—	—	—
Realized loss	(38,712)	(201,990)	—	—	—	—
Change in unrealized appreciation(1)	65,859	205,383	14,294	—	—	—
Change in unrealized depreciation(1)	—	—	(19,917)	—	—	(45,000)
Net purchases	15,539,560	—	—	—	—	—
Net sales	(902,835)	(11,057)	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of 10/31/2012	$16,589,486	$70,361	$170,403	$0	$6	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at October 31, 2012 includes:

Asset Backed Securites	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Membership Interest Certificates	Warrants
$65,859	$1,768	$(5,623)	$—	$—	$(45,000)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 10/31/12	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Asset Backed Securities	$16,589,486	Benchmark Pricing	Base price	$87.65-$100.40
U.S. Corporate Bonds & Notes	$0	Potential Future Cash Flows	Future Cash Flows	$0
	$70,361	Benchmark Pricing	Base price	$111.71
Foreign Corporate Bond & Notes	$170,403	Benchmark Pricing	Base price	$2.50-$12.50($8.17)
Common Stock	$0	Potential Future Cash Flows	Future Cash Flows	$0
Membership Interest Certificates	$6	Potential Future Cash Flows	Future Cash Flows	$6
Warrants	$0	Potential Future Cash Flows	Future Cash Flows	$0

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 58.3%
Aerospace/Defense — 0.4%
General Dynamics Corp.	10,900	$742,072

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	11,407	891,571

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	2,000	410,380
Monsanto Co.	4,000	344,280

		754,660

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	24,852	667,028

Airlines — 0.2%
Alaska Air Group, Inc.†	4,300	164,432
United Continental Holdings, Inc.†	7,800	149,838

		314,270

Apparel Manufacturers — 0.3%
Coach, Inc.	2,744	153,801
VF Corp.	2,602	407,161

		560,962

Applications Software — 1.7%
Citrix Systems, Inc.†	1,012	62,552
Microsoft Corp.	96,571	2,755,653

		2,818,205

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	53,900	601,524
General Motors Co.†	28,772	733,686

		1,335,210

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	10,892	472,059

Auto/Truck Parts & Equipment-Original — 0.5%
Johnson Controls, Inc.	27,158	699,318
TRW Automotive Holdings Corp.†	2,100	97,671

		796,989

Banks-Commercial — 0.1%
CIT Group, Inc.†	1,272	47,344
East West Bancorp, Inc.	2,400	51,096

		98,440

Banks-Fiduciary — 0.1%
State Street Corp.	2,888	128,718

Banks-Super Regional — 1.7%
Fifth Third Bancorp	26,400	383,592
Huntington Bancshares, Inc.	2,951	18,857
PNC Financial Services Group, Inc.	1,944	113,121
Wells Fargo & Co.	70,951	2,390,339

		2,905,909

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,200	233,504

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	17,609	654,703
PepsiCo, Inc.	5,848	404,915

		1,059,618

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	6,300	222,642

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	3,500	175,175

Building Products-Wood — 0.1%
Masco Corp.	8,901	134,316

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	4,700	176,485

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	2,051	76,851
NVR, Inc.†	189	170,807
PulteGroup, Inc.†	11,917	206,641

		454,299

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	15,637	586,544
DIRECTV†	2,315	118,320
DISH Network Corp., Class A†	1,710	60,927
Time Warner Cable, Inc.	7,083	701,996

		1,467,787

Casino Services — 0.1%
Bally Technologies, Inc.†	4,400	219,648

Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	6,438	499,138
Dow Chemical Co.	4,560	133,608
E.I. du Pont de Nemours & Co.	3,588	159,738
Georgia Gulf Corp.	2,953	104,507
Huntsman Corp.	14,800	222,592
LyondellBasell Industries NV, Class A	4,900	261,611
PPG Industries, Inc.	4,800	561,984

		1,943,178

Coal — 0.1%
Peabody Energy Corp.	3,142	87,662
Walter Energy, Inc.	1,167	40,798

		128,460

Commercial Services-Finance — 0.4%
Alliance Data Systems Corp.†	1,250	178,812
H&R Block, Inc.	11,900	210,630
Lender Processing Services, Inc.	7,900	190,469
Mastercard, Inc., Class A	348	160,404

		740,315

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	2,625	174,956
International Business Machines Corp.	5,440	1,058,243

		1,233,199

Computers — 3.1%
Apple, Inc.	8,599	5,117,265
Hewlett-Packard Co.	13,284	183,983

		5,301,248

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	40,100	212,530
Diebold, Inc.	5,100	151,725

		364,255

Computers-Memory Devices — 0.1%
EMC Corp.†	4,023	98,242
NetApp, Inc.†	1,443	38,817
SanDisk Corp.†	864	36,080

		173,139

Consumer Products-Misc. — 0.5%
Jarden Corp.†	4,400	219,120
Kimberly-Clark Corp.	7,000	584,150

		803,270

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	3,000	125,880

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,726	181,161
Procter & Gamble Co.	8,077	559,251

		740,412

Cruise Lines — 0.2%
Carnival Corp.(1)	5,255	199,060
Royal Caribbean Cruises, Ltd.	5,002	168,417

		367,477

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,700	218,808

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	2,300	258,796

Distribution/Wholesale — 0.1%
WW Grainger, Inc.	772	155,489

Diversified Banking Institutions — 1.8%
Bank of America Corp.	63,691	593,600
Citigroup, Inc.	33,121	1,238,394
Goldman Sachs Group, Inc.	9,071	1,110,200
Morgan Stanley	8,846	153,743

		3,095,937

Diversified Manufacturing Operations — 1.0%
Eaton Corp.	1,119	52,839
Ingersoll-Rand PLC	18,300	860,649
Parker Hannifin Corp.	4,400	346,104
Pentair, Ltd.	6,202	261,972
SPX Corp.	2,454	168,320

		1,689,884

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,979	460,751

E-Commerce/Services — 0.4%
Expedia, Inc.	7,146	422,686
IAC/InterActiveCorp	4,600	222,410

		645,096

Electric Products-Misc. — 0.4%
Emerson Electric Co.	13,647	660,924

Electric-Generation — 0.1%
AES Corp.	14,900	155,705

Electric-Integrated — 1.0%
Ameren Corp.	600	19,728
American Electric Power Co., Inc.	17,316	769,523
Consolidated Edison, Inc.	1,600	96,608
NextEra Energy, Inc.	10,267	719,306
PG&E Corp.	3,771	160,343

		1,765,508

Electronic Components-Semiconductors — 0.9%
Altera Corp.	15,942	485,912
Broadcom Corp., Class A	20,127	634,705
Freescale Semiconductor, Ltd.†	14,544	130,023
LSI Corp.†	10,500	71,925
Skyworks Solutions, Inc.†	4,300	100,620
Texas Instruments, Inc.	6,720	188,765

		1,611,950

Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,839	96,526

Electronic Measurement Instruments — 0.1%
Itron, Inc.†	4,800	197,088

Electronic Security Devices — 0.1%
Tyco International, Ltd.	8,598	231,028

Engineering/R&D Services — 0.1%
Fluor Corp.	3,552	198,379

Enterprise Software/Service — 0.7%
BMC Software, Inc.†	700	28,490
Oracle Corp.	37,355	1,159,873

		1,188,363

Finance-Credit Card — 1.3%
American Express Co.	5,238	293,171
Discover Financial Services	20,900	856,900
Visa, Inc., Class A	7,880	1,093,429

		2,243,500

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	10,469	164,259

Finance-Other Services — 0.6%
CME Group, Inc.	16,103	900,641
IntercontinentalExchange, Inc.†	959	125,629

		1,026,270

Food-Dairy Products — 0.1%
Dean Foods Co.†	6,300	106,092

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,700	45,387

Food-Misc./Diversified — 0.7%
Campbell Soup Co.	1,900	67,013
ConAgra Foods, Inc.	7,100	197,664
General Mills, Inc.	8,261	331,101
Kraft Foods Group, Inc.†	9,886	449,615
Mondelez International, Inc., Class A	8,449	224,237

		1,269,630

Food-Retail — 0.2%
Kroger Co.	12,800	322,816

Gas-Distribution — 0.4%
NiSource, Inc.	3,988	101,575
Sempra Energy	4,087	285,068
UGI Corp.	7,300	235,717

		622,360

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	4,300	216,720

Instruments-Controls — 0.9%
Honeywell International, Inc.	26,192	1,603,998

Insurance-Life/Health — 0.5%
Lincoln National Corp.	8,900	220,631
Protective Life Corp.	7,100	193,830

Prudential Financial, Inc.	7,052	402,317

		816,778

Insurance-Multi-line — 1.3%
ACE, Ltd.	13,739	1,080,572
Allstate Corp.	3,700	147,926
Assurant, Inc.	2,200	83,182
Hartford Financial Services Group, Inc.	7,214	156,616
MetLife, Inc.	21,846	775,315

		2,243,611

Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	3,647	132,094
Everest Re Group, Ltd.	1,900	210,995
Validus Holdings, Ltd.	700	25,060

		368,149

Internet Application Software — 0.0%
Zynga, Inc., Class A†	10,506	23,638

Internet Content-Information/News — 0.0%
LinkedIn Corp., Class A†	611	65,334

Internet Security — 0.1%
Symantec Corp.†	10,800	196,452

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	12,201	712,172
Invesco, Ltd.	12,015	292,205

		1,004,377

Medical Instruments — 0.0%
Intuitive Surgical, Inc.†	91	49,342

Medical Products — 0.4%
CareFusion Corp.†	7,492	198,988
Covidien PLC	9,717	533,949

		732,937

Medical-Biomedical/Gene — 1.9%
Amgen, Inc.	11,700	1,012,576
Biogen Idec, Inc.†	4,167	575,963
Celgene Corp.†	3,644	267,178
Gilead Sciences, Inc.†	13,600	913,376
Vertex Pharmaceuticals, Inc.†	8,670	418,241

		3,187,334

Medical-Drugs — 3.2%
Abbott Laboratories	5,843	382,833
Endo Health Solutions, Inc.†	7,000	200,620
Johnson & Johnson	8,753	619,888
Merck & Co., Inc.	44,721	2,040,619
Pfizer, Inc.	92,328	2,296,197

		5,540,157

Medical-HMO — 0.9%
Cigna Corp.	997	50,847
Humana, Inc.	3,552	263,807
UnitedHealth Group, Inc.	21,568	1,207,808

		1,522,462

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	3,200	87,744
HCA Holdings, Inc.†	14,400	409,104

		496,848

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	5,747	226,662
Cardinal Health, Inc.	5,887	242,132
McKesson Corp.	800	74,648

		543,442

Metal-Aluminum — 0.1%
Alcoa, Inc.	10,446	89,522

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	11,500	447,120

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,900	231,917

Multimedia — 1.2%
Time Warner, Inc.	34,838	1,513,711
Viacom, Inc., Class B	10,100	517,827

		2,031,538

Networking Products — 0.5%
Cisco Systems, Inc.	52,648	902,387

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,600	195,296

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	5,347	309,164

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	3,566	245,376
Devon Energy Corp.	1,662	96,745
EOG Resources, Inc.	5,475	637,783
Occidental Petroleum Corp.	19,637	1,550,538
Pioneer Natural Resources Co.	1,198	126,569
Southwestern Energy Co.†	1,349	46,810

		2,703,821

Oil Companies-Integrated — 3.2%
Chevron Corp.	13,570	1,495,550
ConocoPhillips	8,200	474,370
Exxon Mobil Corp.	29,767	2,713,857
Marathon Oil Corp.	8,800	264,528
Marathon Petroleum Corp.	3,225	177,149
Phillips 66	7,937	374,309

		5,499,763

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	2,693	136,373
National Oilwell Varco, Inc.	8,268	609,352

		745,725

Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	6,800	109,412
Tesoro Corp.	2,900	109,359
Valero Energy Corp.	5,515	160,486
Western Refining, Inc.	8,400	208,908

		588,165

Oil-Field Services — 0.5%
Schlumberger, Ltd.	11,607	807,035

Paper & Related Products — 0.1%
International Paper Co.	5,800	207,814

Pipelines — 0.3%
Kinder Morgan, Inc.	9,351	324,573
Williams Cos., Inc.	3,851	134,747

		459,320

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	16,900	169,338

Private Equity — 0.1%
American Capital, Ltd.†	18,400	216,936

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	12,700	214,630

Real Estate Investment Trusts — 0.9%
CBL & Associates Properties, Inc.	10,400	232,648
Extra Space Storage, Inc.	7,100	244,879
General Growth Properties, Inc.	21,900	430,554
HCP, Inc.	2,700	119,610
Hospitality Properties Trust	6,100	141,032
Prologis, Inc.	3,600	123,444
Ventas, Inc.	3,400	215,118

		1,507,285

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp.	1,800	102,798

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	6,300	211,050
Lululemon Athletica, Inc.†	1,261	87,022
PVH Corp.	1,200	131,988

		430,060

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	776	291,000

Retail-Building Products — 0.9%
Home Depot, Inc.	21,759	1,335,568
Lowe’s Cos., Inc.	8,656	280,281

		1,615,849

Retail-Discount — 0.5%
Target Corp.	8,144	519,180
Wal-Mart Stores, Inc.	4,850	363,847

		883,027

Retail-Drug Store — 0.3%
CVS Caremark Corp.	12,400	575,360

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	2,200	91,586

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,600	106,224

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	2,900	223,300
Kohl’s Corp.	1,959	104,376
Macy’s, Inc.	20,500	780,435

		1,108,111

Retail-Restaurants — 0.3%
Brinker International, Inc.	6,300	194,040
Yum! Brands, Inc.	3,897	273,219

		467,259

Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.	8,615	67,972
Maxim Integrated Products, Inc.	1,772	48,774
QUALCOMM, Inc.	11,681	684,215

		800,961

Semiconductor Equipment — 0.8%
ASML Holding NV	1,300	71,461
KLA-Tencor Corp.	3,728	173,427
Lam Research Corp.†	30,346	1,074,248

		1,319,136

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	4,900	207,662

Steel-Producers — 0.1%
United States Steel Corp.	6,759	137,816

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.†	6,490	107,539

Telephone-Integrated — 1.7%
AT&T, Inc.	28,193	975,196
CenturyLink, Inc.	17,144	657,987
Verizon Communications, Inc.	26,683	1,191,129

		2,824,312

Television — 0.3%
CBS Corp., Class B	16,449	532,948

Therapeutics — 0.2%
Onyx Pharmaceuticals, Inc.†	2,033	159,306
Warner Chilcott PLC, Class A	14,700	170,226

		329,532

Tobacco — 1.1%
Altria Group, Inc.	4,000	127,200
Philip Morris International, Inc.	20,008	1,771,908

		1,899,108

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,700	117,810

Transport-Rail — 0.8%
CSX Corp.	38,268	783,346
Norfolk Southern Corp.	6,650	407,978
Union Pacific Corp.	1,141	140,377

		1,331,701

Web Portals/ISP — 0.7%
AOL, Inc.†	5,600	192,248
Google, Inc., Class A†	1,597	1,085,593

		1,277,841

X-Ray Equipment — 0.1%
Hologic, Inc.†	11,000	226,820

Total Common Stock (cost $88,375,419)		99,703,761

ASSET BACKED SECURITIES — 7.6%

Diversified Financial Services — 7.6%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.11% due 09/25/2046(2)	$79,545	46,501

Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/2019(2)	53,501	53,938
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(3)	270,000	311,168
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	30,095	30,878
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(3)	150,000	172,878
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(3)	55,000	61,160
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(3)	155,000	174,008
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.89% due 09/11/2038(3)	115,000	131,998
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.91% due 06/11/2040(3)	125,000	140,314
BMW Vehicle Owner Trust Series 2011-A, Class A2 0.63% due 02/25/2014	52,220	52,252
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(2)	272,305	183,086
Citigroup Mtg. Loan Trust FRS Series 2007-WFH2, Class A2 0.36% due 03/25/2037	66,295	66,051
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	253,467	199,730
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 11/15/2045(3)	185,000	190,305
Commercial Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(3)	100,000	105,714
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.47% due 07/17/2028*(3)	98,010	98,670
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	512,994	394,522
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.41% due 07/20/2046(2)	537,165	248,230
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	106,174	105,023
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.88% due 09/25/2034(2)	81,253	81,514
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.59% due 02/15/2039(3)	130,000	147,536
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(3)	150,000	163,687
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.59% due 09/25/2035	127,727	125,637
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.07% due 06/25/2034	400,000	294,286
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4 4.11% due 07/05/2035(3)	212,414	214,448
Greenwich Capital Commercial Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(3)	105,000	112,892
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(3)	385,000	446,069
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(3)	140,000	156,114

GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(3)	1,000,000	1,131,536
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.37% due 04/25/2036	427,024	285,500
Honda Auto Receivables Owner Trust Series 2011-3, Class A2 0.67% due 04/21/2014	144,821	145,011
HSBC Home Equity Loan Trust USA FRS Series 2006-1, Class A1 0.37% due 01/20/2036	260,779	253,939
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(3)	126,929	131,788
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(3)	110,000	119,544
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/2032(3)	295,000	304,014
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.33% due 09/15/2021*(3)	50,444	50,264
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	56,970	53,165
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(3)	120,000	133,045
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.44% due 11/12/2037(3)	1,055,000	1,178,351
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(3)	180,000	206,708
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certificate VRS Series 2006-4, Class AM 5.20% due 12/12/2049(3)	175,000	190,717
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(3)	140,000	144,336
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(3)	105,000	120,909
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(3)	265,000	306,507
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(3)	145,000	160,013
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(3)	35,000	38,388
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.31% due 12/12/2049(3)	240,000	276,923
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.98% due 08/12/2045*(3)	290,000	341,470
Option One Mtg. Loan Trust FRS Series 2007-6, Class 2A1 0.27% due 07/25/2037	33,135	32,805
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.78% due 11/25/2034	211,418	195,541
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.58% due 08/25/2035	323,672	282,793
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.64% due 04/25/2035	145,000	141,220
Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.53% due 04/15/2014	175,902	176,057
Volkswagen Auto Lease Trust Series 2011-A, Class A2 1.00% due 02/20/2014	66,448	66,700
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(3)	115,000	125,171
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.42% due 10/15/2044(3)	80,114	89,157
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(3)	259,017	289,496
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(3)	105,000	116,336
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.92% due 05/15/2043(3)	100,000	114,849
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.92% due 05/15/2043(3)	195,000	225,919
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.15% due 06/15/2045(3)	115,000	131,170

Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/2042(3)	80,000	87,376
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	158,459	111,313
Wells Fargo Commercial Mtg. Trust Series 2012-LC5, Class A3 2.92% due 10/15/2045(3)	115,000	119,597
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.36% due 05/25/2036	40,600	40,199
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	96,401	97,720
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	36,936	38,450
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	253,959	244,615
WFRBS Commercial Mtg. Trust Series 2012-C7, Class A2 3.43% due 06/15/2045(3)	100,000	107,464
World Omni Auto Receivables Trust Series 2011-B, Class A2 0.65% due 08/15/2014	95,322	95,424

Total Asset Backed Securities (cost $13,315,562)		13,010,109

U.S. CORPORATE BONDS & NOTES — 11.1%

Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.85% due 09/15/2041	35,000	40,301

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 1.13% due 04/10/2014*	365,000	366,290

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	27,031

Banks-Commercial — 0.4%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	237,875
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	250,000	251,394
Wachovia Bank NA FRS Sub. Notes 0.82% due 11/03/2014	195,000	193,770

		683,039

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	100,000	114,736
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	428,806

		543,542

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	120,000	149,136
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	209,650

		358,786

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/2017	100,000	107,250
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	20,000	22,546

		129,796

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	185,000	207,200
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	49,670
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	79,304
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	225,000	255,855
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	60,000	62,760
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	160,000	187,600
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	165,000	192,554

		1,034,943

Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	162,375
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/2020	65,000	72,475

		234,850

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	74,100

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	154,875

Computers — 0.0%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	70,000	68,918

Consumer Products-Misc. — 0.4%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	90,000	94,950
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	225,000	246,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	200,000	213,000
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	170,000	190,825

		745,150

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	195,000	212,550

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	143,535
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	16,074
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	323,540
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	64,266
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	15,000	16,921
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	20,000	23,285
Bank of America Corp. Senior Notes 5.70% due 01/24/2022	75,000	89,230
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	35,000	43,020
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	55,000	60,717
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	120,000	140,357
Citigroup, Inc. Senior Notes 5.88% due 05/29/2037	45,000	54,952
Citigroup, Inc. Senior Notes 5.88% due 01/30/2042	40,000	49,619
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	65,000	70,828
Citigroup, Inc. FRS Sub. Notes 0.68% due 06/09/2016	165,000	154,659
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	120,107
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	170,000	197,349
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	45,000	52,697
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	75,000	89,043
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	132,875
Morgan Stanley Senior Notes 5.50% due 01/26/2020	80,000	88,326
Morgan Stanley Senior Notes 5.50% due 07/28/2021	35,000	38,900
Morgan Stanley Senior Notes 6.38% due 07/24/2042	40,000	45,971

		2,016,271

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,947

General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	150,000	184,684

		339,631

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 0.85% due 10/09/2015	110,000	110,222
General Electric Co. Senior Notes 4.13% due 10/09/2042	40,000	41,915
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	47,394

		199,531

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	180,000	205,875

Electric-Integrated — 0.5%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	118,115
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	211,113
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	115,000	118,077
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	71,315
Nevada Power Co. Senior Notes 5.45% due 05/15/2041	45,000	58,012
Nisource Finance Corp. Bonds 5.80% due 02/01/2042	50,000	59,835
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	116,994
Southern Power Co. Senior Notes 5.15% due 09/15/2041	35,000	40,959
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	112,289

		906,709

Electric-Transmission — 0.0%
Oncor Electric Delivery Co., LLC Senior Sec. Notes 5.25% due 09/30/2040	45,000	50,455

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/2018	125,000	125,938

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	185,000	188,338
Oracle Corp. Senior Notes 5.38% due 07/15/2040	25,000	32,558

		220,896

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	203,868
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	200,000	204,539

		408,407

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 7.30% due 08/20/2013	275,000	289,784

Food-Misc./Diversified — 0.3%
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/2015*	85,000	86,722
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	220,000	270,027
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/2013	230,000	233,254

		590,003

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	71,175

Gas-Distribution — 0.0%
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	76,882

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/2021	25,000	27,675
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	45,000	52,633

		80,308

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	75,000	82,125

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	275,000	353,198

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	45,547
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	115,996
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/2013*	100,000	102,005

		263,548

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.00% due 05/15/2022	110,000	115,725

Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	82,250

Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	60,000	75,459

Medical Products — 0.1%
Biomet, Inc. Senior Notes 6.50% due 08/01/2020*	230,000	237,475

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.65% due 06/15/2042	20,000	24,559
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	65,000	74,980

		99,539

Medical-Drugs — 0.3%
Abbott Laboratories Senior Notes 5.30% due 05/27/2040	20,000	26,315
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	65,000	63,663
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	40,000	38,274
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	60,000	76,812
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	205,000	221,913

		426,977

Medical-Generic Drugs — 0.2%
Mylan, Inc. Senior Notes 7.88% due 07/15/2020*	200,000	225,750
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	60,000	61,829
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	25,000	26,855

		314,434

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	55,000	56,530
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/2040	50,000	63,489

		120,019

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	162,037

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	45,000	58,243
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	30,000	38,473
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	45,000	50,029
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	40,000	51,821
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	30,000	31,228

		229,794

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	80,000	104,324

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	80,000	84,607

Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	140,000	169,717
Apache Corp. Senior Notes 4.75% due 04/15/2043	20,000	23,644
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	140,000	158,550
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	150,000	158,552
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	75,000	76,774
EP Energy LLC/EP Energy Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019*	90,000	97,200
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	200,000	218,750
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	36,488

		939,675

Oil Companies-Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	30,000	44,130
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	45,000	58,220
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	170,000	191,164

		293,514

Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/2021*	190,000	221,749

Pipelines — 0.5%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	55,000	71,930
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	90,000	113,149
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	85,000	102,701
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	20,000	26,031
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	120,000	161,052
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	74,166
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	175,000	182,320
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/2020	85,000	103,797

		835,146

Private Corrections — 0.1%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	195,000	210,112

Real Estate Investment Trusts — 0.1%
ERP Operating LP Bonds 4.63% due 12/15/2021	30,000	34,356
HCP, Inc. Senior Notes 5.38% due 02/01/2021	70,000	81,023
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	55,000	59,041

		174,420

Rental Auto/Equipment — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	215,000	234,619
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	180,000	191,025
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022*	205,000	224,475

		650,119

Retail-Discount — 0.1%
Target Corp. Senior Notes 4.00% due 07/01/2042	65,000	68,684
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	60,000	81,070

		149,754

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	35,000	45,336

CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	75,666	101,023

		146,359

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	175,000	194,031

Retail-Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 3.25% due 02/01/2023	50,000	50,061
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	28,000	31,715

		81,776

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	125,000	135,781

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	150,000	200,835
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	241,900
Verizon Communications, Inc. Senior Notes 2.00% due 11/01/2016	95,000	99,295
Verizon Communications, Inc. Senior Notes 4.60% due 04/01/2021	60,000	71,421
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/2019	40,000	51,647
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	100,000	108,125
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	90,000	97,425

		870,648

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	51,072
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/2021	120,000	139,007
Philip Morris International, Inc. Senior Notes 4.38% due 11/15/2041	110,000	122,430
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/2018	30,000	36,825

		349,334

Toys — 0.0%
Mattel, Inc. Senior Notes 2.50% due 11/01/2016	65,000	67,726

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	125,000	130,429
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	120,462
CSX Corp. Senior Notes 4.10% due 03/15/2044	20,000	20,268
CSX Corp. Senior Notes 4.75% due 05/30/2042	70,000	78,273

		349,432

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	129,687

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	125,000	127,187

Total U.S. CORPORATE BONDS & NOTES (cost $17,788,312)		18,933,997

FOREIGN CORPORATE BONDS & NOTES — 3.0%

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	35,000	35,871

Banks-Commercial — 0.9%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	195,000	212,975
Caixa Economica Federal Senior Notes 2.38% due 11/06/2017*	150,000	149,084
Caixa Economica Federal Senior Notes 3.50% due 11/07/2022*	150,000	149,866
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guar. Notes 3.38% due 01/19/2017	65,000	69,907
DNB Bank ASA Senior Notes 3.20% due 04/03/2017*	290,000	305,820
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	290,999

Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	247,925
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,954

		1,628,530

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	200,000	209,064
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	117,640

		326,704

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/2015	100,000	107,410

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	163,625
Pentair Finance SA Company Guar. Notes 3.15% due 09/15/2022*	60,000	60,268

		223,893

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	130,000
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	240,000	255,468
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	120,000	120,529

		505,997

Diversified Operations — 0.1%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	200,000	212,448

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	105,000	118,233

Gold Mining — 0.0%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	55,000	56,407

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	130,000	136,803
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	125,000	131,470

		268,273

Multimedia — 0.2%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021	275,000	314,854

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	75,000	76,706
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	70,000	85,178

		161,884

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	110,000	117,992
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	70,000	72,488
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	198,600
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	65,000	66,365
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	104,828
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	45,000	61,281
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	95,000	98,396

		719,950

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	90,000	95,625

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	160,500

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	150,000	155,819

Total Foreign Corporate Bonds & Notes (cost $4,903,841)		5,092,398

U.S. GOVERNMENT AGENCIES — 12.4%

Federal Home Loan Mtg. Corp. — 2.1%
3.50% due 05/01/2042	152,838	163,098
3.50% due 08/01/2042	188,978	201,566
3.50% due November TBA	140,000	148,816
4.00% due November TBA	820,000	874,741
4.50% due November TBA	940,000	1,007,269
5.00% due 03/01/2019	31,812	34,482
5.00% due November TBA	640,000	692,500
5.50% due 07/01/2034	116,673	127,733
5.50% due November TBA	110,000	119,573
6.50% due 05/01/2016	1,028	1,030
5.29% due 06/01/2037	15,566	16,834
5.42% due 07/01/2037	36,838	39,864
5.49% due 06/01/2037	147,246	159,114
5.57% due 06/01/2037	15,055	16,288

		3,602,908

Federal National Mtg. Assoc. — 6.2%
zero coupon due 06/01/2017	610,000	583,264
2.50% due November TBA	620,000	648,869
3.00% due November TBA	580,000	611,809
3.00% due 05/01/2027	242,642	257,281
3.00% due 06/01/2027	87,685	93,474
3.00% due November TBA	820,000	859,847
3.50% due 03/01/2042	55,621	59,573
3.50% due 08/01/2042	139,506	149,416
3.50% due 09/01/2042	89,728	95,929
3.50% due November TBA	1,400,000	1,488,416
4.00% due 11/01/2041	600,857	644,446
4.00% due November TBA	550,000	588,930
4.50% due 09/01/2041	498,695	539,654
4.50% due November TBA	810,000	873,327
4.63% due 05/01/2013	480,000	490,524
5.00% due 03/01/2018	44,614	48,647
5.00% due 04/01/2018	14,420	15,881
5.00% due 07/01/2018	49,517	53,992
5.00% due 08/01/2018	22,126	24,126
5.00% due 06/01/2019	38,128	41,575
5.00% due 09/01/2041	483,113	535,139
5.00% due November TBA	470,000	511,799
5.50% due 10/01/2017	115,520	124,668
5.50% due 11/01/2017	29,460	31,901
5.50% due 04/01/2037	459,946	510,443
5.50% due November TBA	20,000	21,928
6.00% due 08/01/2017	42,890	46,190
6.00% due 05/01/2038	144,719	160,789
6.50% due 10/01/2039	151,290	171,895
6.50% due November TBA	180,000	202,823
Federal National Mtg. Assoc. FRS REMIC Series 2003-35, Class DF 0.61% due 02/25/2033(2)	392	392
Federal National Mtg. Assoc. REMIC Series 2010-116, Class BI 5.00% due 08/25/2020(2)(7)	338,487	32,410
Series 2006-59, Class DC 6.50% due 12/25/2033(2)	27,243	27,375

		10,546,732

Government National Mtg. Assoc. — 3.9%
3.00% due November TBA	2,000,000	2,126,719
3.50% due November TBA	800,000	870,625
4.00% due 10/20/2040	98,169	107,412
4.00% due 11/20/2040	222,688	244,422
4.00% due 08/20/2042	278,234	303,912
4.00% due November TBA	180,000	196,903
4.50% due 05/15/2039	149,962	164,565
4.50% due 07/15/2040	121,217	132,718
4.50% due 07/20/2040	73,973	81,972
4.50% due 10/20/2040	796,390	882,506
5.00% due 10/20/2039	645,596	714,817
5.50% due 01/15/2034	331,554	369,124
7.50% due 01/15/2032	70,965	86,792
Government National Mtg. Assoc. Series 2011-52, Class LV 4.00% due 07/20/2034(2)	120,000	134,019
Series 2010-73, Class CA 4.50% due 08/20/2035(2)	180,840	194,349
Series 2009-103, Class PD 4.50% due 03/20/2038(2)	80,000	91,226

		6,702,081

Tennessee Valley Authority — 0.2%
4.65% due 06/15/2035	248,000	304,008

Total U.S. Government Agencies (cost $20,918,363)		21,155,729

U.S. GOVERNMENT TREASURIES — 6.4%

United States Treasury Bonds — 1.5%
0.75% due 02/15/2042 TIPS(5)	122,324	136,210
3.00% due 05/15/2042	620,000	640,441
3.13% due 11/15/2041	216,000	229,230
3.75% due 08/15/2041	352,000	419,265
4.38% due 05/15/2041	415,000	547,800
5.38% due 02/15/2031	366,000	527,498

		2,500,444

United States Treasury Notes — 4.9%
0.13% due 07/31/2014	115,000	114,695
0.25% due 04/30/2014	1,645,000	1,644,807
0.25% due 05/31/2014	750,000	749,854
0.25% due 02/15/2015	1,265,000	1,262,924
0.25% due 09/15/2015	248,000	247,128
0.38% due 03/15/2015	180,000	180,183
0.63% due 09/30/2017	2,011,000	2,003,929
1.00% due 09/30/2019	1,039,000	1,030,964
4.75% due 05/15/2014	1,098,000	1,173,402

		8,407,886

Total U.S. Government Treasuries (cost $10,812,239)		10,908,330

MUNICIPAL BONDS & NOTES — 0.4%

New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	110,000	163,803
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	158,493
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	120,000	120,766
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	160,400
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	88,901

Total Municipal Bonds & Notes (cost $644,184)		692,363

Total Long-Term Investment Securities (cost $156,757,920)		169,496,687

SHORT-TERM INVESTMENT SECURITIES — 0.0%

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.11% due 01/17/13(6) (cost $54,988)	55,000	54,990

REPURCHASE AGREEMENT — 7.4%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $12,610,004 and collateralized by $12,820,000 of Federal National Mtg. Assoc. Notes, bearing interest at 0.74% due 06/04/2015 and having an approximate value of $12,863,870 (cost $12,610,000)	12,610,000	12,610,000

TOTAL INVESTMENTS (cost $169,422,908)(4)	106.6%	182,161,677
Liabilities in excess of other assets	(6.6)	(11,336,334)

NET ASSETS	100.0%	$170,825,343

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $6,468,396 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Interest Only
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
19	Long	S&P 500 E Mini Index	December 2012	$1,371,088	$1,336,460	$(34,628)
62	Long	U.S. Treasury 2YR Notes	December 2012	13,666,268	13,660,344	(5,924)
8	Long	U.S. Treasury 5YR Notes	December 2012	992,462	994,000	1,538
21	Short	U.S. Treasury 10YR Notes	December 2012	2,787,785	2,793,656	(5,871)
6	Long	U.S. Treasury 30YR Bonds	December 2012	893,043	895,875	2,832

						$(42,053)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$99,703,761	$—	$—	$99,703,761
Asset Backed Securities:
Diversified Financial Services	—	13,010,109	—	13,010,109
U.S. Corporate Bonds & Notes	—	18,933,997		18,933,997
Foreign Corporate Bonds & Notes	—	5,092,398	—	5,092,398
U.S. Government Agencies:
Federal National Mtg. Assoc	—	10,546,732	—	10,546,732
Other U.S. Government Agencies*		10,608,997		10,608,997
U.S. Government Treasuries	—	10,908,330	—	10,908,330
Municipal Bonds & Notes	—	692,363	—	692,363
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,990	—	54,990
Repurchase Agreement	—	12,610,000	—	12,610,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	4,370	—	—	4,370

Total	$99,708,131	$82,457,916	$—	$182,166,047

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$46,423	$—	$—	$46,423

*

Sum of all other industries or other U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 59.8%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	76,360	$3,658,408

Aerospace/Defense — 1.9%
Lockheed Martin Corp.	105,860	9,915,906
Northrop Grumman Corp.	30,210	2,075,125

		11,991,031

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	95,170	7,438,487

Applications Software — 0.3%
Check Point Software Technologies, Ltd.†	21,120	940,474
Microsoft Corp.	35,970	1,026,404

		1,966,878

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	31,200	795,600

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC†	67,170	2,111,825
Johnson Controls, Inc.	134,840	3,472,130

		5,583,955

Banks-Commercial — 0.1%
Zions Bancorporation	44,470	954,771

Banks-Fiduciary — 1.5%
Bank of New York Mellon Corp.	245,322	6,061,907
State Street Corp.	81,700	3,641,369

		9,703,276

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	40,200	2,339,238
SunTrust Banks, Inc.	30,600	832,320
Wells Fargo & Co.	210,980	7,107,916

		10,279,474

Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	12,270	385,769
Dr Pepper Snapple Group, Inc.	17,450	747,732
PepsiCo, Inc.	36,300	2,513,412

		3,646,913

Beverages-Wine/Spirits — 0.9%
Diageo PLC	197,561	5,646,194

Cable/Satellite TV — 0.8%
Comcast Corp., Special Class A	145,290	5,294,368

Cellular Telecom — 0.9%
Vodafone Group PLC	2,078,298	5,642,855

Chemicals-Diversified — 1.7%
Air Products & Chemicals, Inc.	42,920	3,327,587
Celanese Corp., Series A	28,130	1,068,659
E.I. du Pont de Nemours & Co.	19,160	853,003
PPG Industries, Inc.	45,760	5,357,581

		10,606,830

Commercial Services-Finance — 0.5%
Mastercard, Inc., Class A	2,218	1,022,343
Moody’s Corp.	21,850	1,052,296
Western Union Co.	100,160	1,272,032

		3,346,671

Computer Services — 1.4%
Accenture PLC, Class A	63,070	4,251,548
International Business Machines Corp.	25,160	4,894,375

		9,145,923

Computers — 0.2%
Hewlett-Packard Co.	84,580	1,171,433

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	42,394	2,935,361

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	11,750	952,220
Fiserv, Inc.†	12,860	963,728

		1,915,948

Diversified Banking Institutions — 3.7%
Bank of America Corp.	213,070	1,985,812
Goldman Sachs Group, Inc.	61,830	7,567,374
JPMorgan Chase & Co.	334,330	13,934,874

		23,488,060

Diversified Manufacturing Operations — 2.6%
3M Co.	68,290	5,982,204
Danaher Corp.	128,640	6,654,547
Eaton Corp.	60,680	2,865,310
Pentair, Ltd.	20,826	879,690

		16,381,751

Electric-Integrated — 0.9%
PG&E Corp.	44,630	1,897,668
PPL Corp.	72,830	2,154,311
Public Service Enterprise Group, Inc.	51,720	1,657,109

		5,709,088

Electronic Components-Semiconductors — 0.4%
Intel Corp.	66,660	1,441,523
Microchip Technology, Inc.	28,160	882,816

		2,324,339

Electronic Security Devices — 0.5%
Tyco International, Ltd.	106,910	2,872,672

Engineering/R&D Services — 0.2%
Fluor Corp.	21,010	1,173,409

Enterprise Software/Service — 0.9%
Oracle Corp.	183,300	5,691,465

Finance-Credit Card — 0.5%
American Express Co.	17,510	980,035
Visa, Inc., Class A	16,960	2,353,369

		3,333,404

Food-Confectionery — 0.1%
J.M. Smucker Co.	6,280	537,819

Food-Misc./Diversified — 2.3%
Danone SA	51,522	3,167,051
General Mills, Inc.	107,880	4,323,830
Kellogg Co.	16,800	878,976
Kraft Foods Group, Inc.†	8,026	365,023
Mondelez International, Inc., Class A	24,090	639,349
Nestle SA	82,572	5,239,993

		14,614,222

Food-Retail — 0.2%
Kroger Co.	42,610	1,074,624

Independent Power Producers — 0.1%
NRG Energy, Inc.	39,450	850,542

Instruments-Controls — 1.0%
Honeywell International, Inc.	106,470	6,520,223

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	67,360	4,113,002

Insurance Brokers — 0.6%
Aon PLC	65,650	3,541,818

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	91,630	5,227,491

Insurance-Multi-line — 1.7%
ACE, Ltd.	73,620	5,790,213
MetLife, Inc.	142,370	5,052,711

		10,842,924

Insurance-Property/Casualty — 1.0%
Chubb Corp.	19,260	1,482,635
Travelers Cos., Inc.	69,140	4,904,791

		6,387,426

Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	19,459	3,690,983
Franklin Resources, Inc.	23,630	3,019,914

		6,710,897

Medical Instruments — 0.8%
Medtronic, Inc.	52,160	2,168,813
St. Jude Medical, Inc.	71,550	2,737,503

		4,906,316

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	17,170	991,052

Medical Products — 0.7%
Becton, Dickinson and Co.	25,300	1,914,704
Covidien PLC	40,590	2,230,421

		4,145,125

Medical-Drugs — 4.6%
Abbott Laboratories	79,570	5,213,426
Bayer AG	12,648	1,101,493
Johnson & Johnson	121,620	8,613,129
Merck & Co., Inc.	43,500	1,984,905
Pfizer, Inc.	433,745	10,787,238
Roche Holding AG	5,507	1,059,061

		28,759,252

Medical-HMO — 0.1%
Aetna, Inc.	21,480	938,676

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	28,040	1,105,898

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	9,060	1,568,014

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	9,820	356,171

Multimedia — 1.8%
Viacom, Inc., Class B	99,120	5,081,882
Walt Disney Co.	127,240	6,243,667

		11,325,549

Networking Products — 0.1%
Cisco Systems, Inc.	25,490	436,899

Oil & Gas Drilling — 0.3%
Transocean, Ltd.	39,260	1,793,789

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	36,960	2,543,218
Apache Corp.	47,830	3,957,932
EOG Resources, Inc.	11,250	1,310,512
EQT Corp.	21,690	1,315,065
Noble Energy, Inc.	29,620	2,814,196
Occidental Petroleum Corp.	63,010	4,975,270

		16,916,193

Oil Companies-Integrated — 2.9%
Chevron Corp.	67,481	7,437,081
Exxon Mobil Corp.	119,626	10,906,302

		18,343,383

Oil-Field Services — 0.1%
Schlumberger, Ltd.	11,840	823,235

Pipelines — 0.4%
Williams Cos., Inc.	64,460	2,255,455

Publishing-Books — 0.1%
McGraw-Hill Cos., Inc.	13,820	763,970

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	32,300	2,291,362

Retail-Discount — 0.8%
Target Corp.	81,180	5,175,225

Retail-Drug Store — 1.0%
CVS Caremark Corp.	100,758	4,675,171
Walgreen Co.	43,340	1,526,868

		6,202,039

Retail-Office Supplies — 0.2%
Staples, Inc.	115,130	1,325,722

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	49,220	2,622,442

Retail-Restaurants — 0.3%
McDonald’s Corp.	19,320	1,676,976

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	18,308	1,107,919

Telephone-Integrated — 1.3%
AT&T, Inc.	214,350	7,414,366
CenturyLink, Inc.	27,515	1,056,026

		8,470,392

Tobacco — 2.8%
Altria Group, Inc.	32,610	1,036,998
Lorillard, Inc.	27,880	3,234,359
Philip Morris International, Inc.	150,920	13,365,475

		17,636,832

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	42,324	2,933,053

Toys — 0.4%
Hasbro, Inc.	65,750	2,366,343

Transport-Rail — 0.3%
Canadian National Railway Co.	10,410	899,216
Union Pacific Corp.	7,100	873,513

		1,772,729

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	56,910	4,168,658

Total Common Stock (cost $297,905,673)		376,298,221

CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.1%
General Motors Co., Series B 4.75%	22,620	918,825

Electric-Integrated — 0.1%
PPL Corp. 9.50%	6,710	364,554

Total Convertible Preferred Stock (cost $1,466,500)		1,283,379

PREFERRED STOCK — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50% (cost $241,111)	4,800	261,024

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Anthracite CDO I, Ltd. FRS Series 2002, Class CIBA 0.66% due 05/24/2017*	$13,455	13,321
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.81% due 12/28/2040*(2)	560,357	363,317
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(1)	588,582	599,647
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 06/10/2017(3)	700,000	829,975
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	574,618
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,286,939
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	412,000	441,303
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(4)	107,530	113,845
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(4)	279,000	296,668
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(4)	71,000	78,036
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(4)	647,000	736,222
FHLMC Multifamily Structured Pass Through Certs. Series K004, Class A2 4.19% due 08/25/2019(4)	101,332	117,237
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	956,532
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(4)	197,389	223,080
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	334,855	285,594
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,853,180
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	824,793
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	860,853
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.21% due 05/15/2041(3)	192,837	204,559
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	170,000	193,077
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.97% due 02/15/2051(3)	600,000	639,795
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(3)	1,323,511	1,513,146
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 0.98% due 11/15/2030*(3)(5)	1,746,248	38,833
RAAC Series VRS Series 2004-SP3, Class AI3 4.97% due 09/25/2034(4)	83,550	83,785
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	669,000	401,260
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(2)(3)	559,677	503,709

Total Asset Backed Securities (cost $13,431,192)		14,033,324

U.S. CORPORATE BONDS & NOTES — 6.8%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	488,139

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	279,956

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	824,682
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	697,105
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	606,436
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	638,485

		2,766,708

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.00% due 11/15/2039	660,000	1,097,791
Molson Coors Brewing Co. Company Guar. Bonds 5.00% due 05/01/2042	219,000	251,970

		1,349,761

Cable/Satellite TV — 0.3%
Cox Communications, Inc. Senior Notes 4.63% due 06/01/2013	708,000	725,475
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	800,000	886,618

		1,612,093

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	274,254
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	552,367

		826,621

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	355,107
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	583,331
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	633,027
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	855,933
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	186,553
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	949,603
Morgan Stanley Senior Notes 6.63% due 04/01/2018	720,000	837,416

		4,400,970

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.45% due 01/15/2013	203,000	205,012
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/2037*	474,000	505,995

		711,007

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	593,273

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	182,757

Electric-Generation — 0.1%
Bruce Mansfield Unit PassThrough Certs. Series 2001-2 6.85% due 06/01/2034(2)	564,249	601,376

Electric-Integrated — 0.3%
Entergy Louisiana LLC Senior Sec. Notes 8.09% due 01/02/2017	108,641	110,992
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	222,764
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	692,106
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	472,854
System Energy Resources, Inc. Sec. Notes 5.13% due 01/15/2014*(2)	119,425	121,144

		1,619,860

Electric-Transmission — 0.2%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	985,000	1,251,892

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	197,749

Finance-Auto Loans — 0.2%
Hyundai Capital America Company Guar. Notes 2.13% due 10/02/2017*	146,000	146,746
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	415,235
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	601,193

		1,163,174

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	816,924

Finance-Investment Banker/Broker — 0.1%
Merrill Lynch & Co., Inc. Senior Notes 6.15% due 04/25/2013	720,000	737,884

Food-Misc./Diversified — 0.0%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022*	256,000	277,561

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 5.00% due 04/15/2013	342,000	348,830

Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	5,000	5,598

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	645,759

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/2013*	340,000	346,818
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	310,417

		657,235

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS Jr. Sub. Bonds 6.38% due 03/29/2067	940,000	1,019,900

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	848,000	1,066,488

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	858,218
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	651,444

		1,509,662

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	387,894

Multimedia — 0.3%
News America, Inc. Company Guar. Debentures 8.50% due 02/23/2025	664,000	917,629
Time Warner Entertainment Co. LP Company Guar. Bonds 8.38% due 07/15/2033	700,000	1,039,925

		1,957,554

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	286,426
Apache Corp. Senior Bonds 4.75% due 04/15/2043	200,000	236,441
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	193,471

		716,338

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	253,213

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017*	800,000	835,094

Pipelines — 0.3%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	946,311
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/2019	565,000	715,773
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	147,997
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	295,477

		2,105,558

Property Trust — 0.2%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	682,355
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	233,000	288,400

		970,755

Real Estate Investment Trusts — 0.7%
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	161,185
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	633,303
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	182,865
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	532,438
HRPT Properties Trust Senior Notes 6.25% due 08/15/2016	988,000	1,078,911
Kimco Realty Corp. Senior Notes 6.00% due 11/30/2012	750,000	752,704
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	801,519

		4,142,925

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Bonds 7.00% due 10/15/2037*	711,000	926,570

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	235,042

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	241,293

Retail-Discount — 0.4%
Target Corp. Senior Bonds 4.00% due 07/01/2042	633,000	668,878
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,880,172

		2,549,050

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/2016	610,000	721,491

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Bonds 5.55% due 08/15/2041	869,000	1,106,031

Television — 0.1%
Hearst-Argyle Television, Inc. Senior Debentures 7.50% due 11/15/2027	800,000	594,545

Total U.S. Corporate Bonds & Notes (cost $37,782,660)		42,874,530

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	550,593

Banks-Commercial — 0.9%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/2019*	392,000	450,800
BPCE SA FRS Sub. Notes 12.50% due 09/30/2019*(6)	593,000	677,906
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	533,481
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	940,000	1,002,285
ING Bank NV Notes 3.75% due 03/07/2017*	514,000	544,270
ING Bank NV Government Guar. Notes 3.90% due 03/19/2014*	830,000	866,828
Nordea Bank AB Senior Notes 4.88% due 01/14/2021*(2)	470,000	539,024
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	301,911
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	633,000
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,954

		5,751,459

Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.08% due 01/30/2014*	640,000	647,215

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	363,285

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	1,025,976

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,241,319

Diversified Banking Institutions — 0.2%
BNP Paribas SA FRS Jr. Sub. Bonds 7.20% due 06/25/2037*(6)	400,000	394,000
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	498,758
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	158,892

		1,051,650

Diversified Financial Services — 0.1%
Permanent TSB PLC Government Guar. Notes 3.60% due 01/14/2013*	1,000,000	1,000,000

Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Senior Notes 4.63% due 09/15/2020	189,000	203,818
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/10/2039	149,000	185,405

		389,223

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Bonds 2.38% due 01/23/2023*	1,110,000	1,093,984

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Notes 5.60% due 05/22/2017*	900,000	1,056,072

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	848,965

Non-Ferrous Metals — 0.0%
Corp Nacional del Cobre de Chile Senior Notes 3.75% due 11/04/2020*	260,000	281,737

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	324,211

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	676,371

Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/2016*	342,592	378,050

		1,054,421

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	226,636
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	623,546
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	539,851
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	666,185
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,319,761
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	237,000	268,771
Petrobras International Finance Co. Company Guar. Bonds 6.75% due 01/27/2041	173,000	221,201
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	643,210
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	784,297

		5,293,458

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	359,362
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	642,909

		1,002,271

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/2013	343,000	353,290

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	663,789

Total Foreign Corporate Bonds & Notes (cost $21,759,729)		23,992,918

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	873,446
Republic of Peru Senior Bonds 7.35% due 07/21/2025	102,000	148,410
Russian Federation Senior Notes 3.63% due 04/29/2015*(2)	1,400,000	1,485,834
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	488,020
United Mexican States Senior Bonds 4.75% due 03/08/2044	849,000	942,390

Total Foreign Government Agencies (cost $3,589,969)		3,938,100

U.S. GOVERNMENT AGENCIES — 12.5%
Federal Home Loan Mtg. Corp. — 2.9%
3.00% due November TBA	634,000	663,669
3.50% due 02/01/2042	674,657	722,261
3.50% due 03/01/2042	619,306	658,941
4.00% due 11/01/2040	1,461,592	1,560,830
4.00% due 01/01/2041	1,734,359	1,852,118
4.50% due 08/01/2018	190,512	204,122
4.50% due 11/01/2018	326,034	349,326
4.50% due 01/01/2019	88,810	95,155
4.50% due 03/01/2019	24,418	25,837
4.50% due 08/01/2019	15,893	17,028
4.50% due 02/01/2020	32,779	35,120
4.50% due 08/01/2024	768,017	821,446
4.50% due 04/01/2035	245,413	263,921
5.00% due 03/01/2018	103,119	111,775
5.00% due 05/01/2018	56,308	61,035
5.00% due 09/01/2018	97,999	106,777
5.00% due 02/01/2019	200,399	217,221
5.00% due 09/01/2033	459,278	501,841
5.00% due 03/01/2034	175,048	195,264
5.00% due 04/01/2034	84,292	91,682
5.00% due 08/01/2035	134,589	146,284
5.00% due 10/01/2035	383,573	421,557
5.00% due 11/01/2035	1,059,013	1,151,035
5.00% due 12/01/2036	177,193	192,590
5.00% due 07/01/2039	1,181,089	1,278,735
5.50% due 01/01/2019	195,913	214,077
5.50% due 04/01/2019	14,168	15,327
5.50% due 06/01/2019	9,619	10,511
5.50% due 07/01/2019	41,647	45,033
5.50% due 10/01/2024	107,146	117,738
5.50% due 06/01/2025	168,194	184,609
5.50% due 07/01/2025	88,943	97,623
5.50% due 08/01/2025	137,910	151,370
5.50% due 09/01/2025	89,534	98,272
5.50% due 12/01/2033	183,944	205,806
5.50% due 01/01/2034	400,001	438,416
5.50% due 04/01/2034	72,174	80,662
5.50% due 11/01/2034	47,305	52,085
5.50% due 05/01/2035	43,298	47,673
5.50% due 09/01/2035	83,627	91,962
5.50% due 10/01/2035	106,506	117,500
6.00% due 04/01/2016	4,092	4,396
6.00% due 04/01/2017	30,118	32,642
6.00% due 07/01/2017	20,094	21,778
6.00% due 10/01/2017	23,619	25,598
6.00% due 08/01/2019	112,786	123,636
6.00% due 09/01/2019	20,815	23,037
6.00% due 11/01/2019	51,039	56,689
6.00% due 05/01/2021	32,081	35,632
6.00% due 10/01/2021	110,467	122,696
6.00% due 02/01/2023	164,569	181,758
6.00% due 12/01/2025	64,813	71,542
6.00% due 02/01/2026	52,165	57,581
6.00% due 04/01/2034	81,470	91,405
6.00% due 07/01/2034	207,817	231,430

6.00% due 08/01/2034	474,134	531,380
6.00% due 09/01/2034	57,512	64,211
6.00% due 07/01/2035	125,878	139,420
6.00% due 08/01/2035	103,253	114,360
6.00% due 11/01/2035	261,631	291,084
6.00% due 03/01/2036	101,118	112,501
6.00% due 07/01/2036	66,630	74,422
6.00% due 10/01/2036	190,583	212,037
6.00% due 01/01/2037	205,103	228,192
6.00% due 03/01/2037	139,943	154,779
6.00% due 05/01/2037	277,602	308,853
6.00% due 06/01/2037	249,710	277,493
6.50% due 05/01/2034	33,549	38,112
6.50% due 06/01/2034	67,686	77,311
6.50% due 08/01/2034	289,331	331,454
6.50% due 10/01/2034	108,879	125,619
6.50% due 11/01/2034	3,305	3,778
6.50% due 05/01/2037	122,213	138,989
6.50% due 07/01/2037	116,239	132,194

		18,150,243

Federal National Mtg. Assoc. — 6.8%
2.50% due November TBA	423,000	442,696
3.00% due 02/01/2027	728,755	770,042
3.00% due 03/01/2027	152,247	160,872
3.00% due December TBA	830,000	868,388
3.50% due 11/01/2041	98,808	106,200
3.50% due 01/01/2042	803,929	865,709
3.50% due 02/01/2042	626,505	668,282
3.50% due November TBA	3,166,000	3,372,285
3.80% due 02/01/2018	87,978	98,090
3.85% due 07/01/2018	103,484	116,287
4.00% due 09/01/2040	234,700	255,040
4.01% due 08/01/2013	75,745	76,589
4.02% due 08/01/2013	209,396	211,728
4.50% due 04/01/2018	100,876	108,957
4.50% due 06/01/2018	142,901	154,350
4.50% due 07/01/2018	68,992	74,520
4.50% due 03/01/2019	97,968	105,847
4.50% due 04/01/2020	175,228	189,321
4.50% due 05/01/2020	40,048	43,244
4.50% due 07/01/2020	50,515	54,578
4.50% due 08/01/2033	523,272	567,148
4.50% due 02/01/2035	98,664	106,706
4.50% due 09/01/2035	114,936	124,161
4.50% due 02/01/2041	402,604	442,968
4.50% due 04/01/2041	504,248	554,802
4.56% due 05/01/2014	310,538	323,287
4.60% due 09/01/2019	83,912	98,057
4.77% due 12/01/2012	110,508	110,472
4.77% due 04/01/2013	45,267	45,253
4.83% due 08/01/2014	483,413	507,491
4.86% due 02/01/2014	260,102	264,531
4.88% due 03/01/2020	112,532	126,360
4.94% due 08/01/2015	200,000	216,843
5.00% due 02/01/2018	424,331	462,685
5.00% due 12/01/2018	248,498	270,959
5.00% due 07/01/2019	104,791	114,819
5.00% due 11/01/2019	130,124	142,170
5.00% due 03/01/2020	56,203	61,582
5.00% due 07/01/2020	66,678	73,059
5.00% due 08/01/2020	45,590	49,953
5.00% due 12/01/2020	171,982	187,527
5.00% due 11/01/2033	235,296	258,489
5.00% due 03/01/2034	195,034	214,258
5.00% due 05/01/2034	86,252	94,430
5.00% due 08/01/2034	90,763	99,369
5.00% due 09/01/2034	231,592	253,551
5.00% due 01/01/2035	230,418	252,265
5.00% due 06/01/2035	399,728	437,129
5.00% due 07/01/2035	882,376	966,320
5.00% due 08/01/2035	184,355	202,055
5.00% due 09/01/2035	134,868	147,487
5.00% due 10/01/2035	776,005	848,612
5.00% due 08/01/2036	178,811	195,542
5.00% due 10/01/2039	219,756	239,768
5.00% due 11/01/2039	284,044	317,055
5.00% due 11/01/2040	166,068	185,032
5.00% due 01/01/2041	72,578	80,866
5.00% due 03/01/2041	106,654	118,833
5.27% due 12/01/2016	322,370	374,191
5.37% due 05/01/2018	510,000	583,442
5.49% due 02/01/2013	146,183	146,139
5.50% due 11/01/2017	116,456	125,415
5.50% due 01/01/2018	201,921	218,654
5.50% due 02/01/2018	106,753	115,294
5.50% due 07/01/2019	178,686	195,033
5.50% due 08/01/2019	46,085	50,177
5.50% due 09/01/2019	194,815	213,039
5.50% due 01/01/2021	137,481	151,129
5.50% due 03/01/2021	48,010	52,776
5.50% due 05/01/2022	66,095	72,657
5.50% due 02/01/2033	253,553	281,391
5.50% due 06/01/2033	303,960	337,332
5.50% due 07/01/2033	1,085,063	1,204,190
5.50% due 11/01/2033	342,201	379,770
5.50% due 12/01/2033	62,019	69,875
5.50% due 01/01/2034	245,303	273,711
5.50% due 02/01/2034	503,968	562,208
5.50% due 03/01/2034	70,482	80,709
5.50% due 04/01/2034	95,395	107,318
5.50% due 05/01/2034	543,173	616,434
5.50% due 06/01/2034	32,819	36,638
5.50% due 07/01/2034	547,394	610,448
5.50% due 09/01/2034	871,153	970,869
5.50% due 10/01/2034	1,450,690	1,619,014
5.50% due 11/01/2034	1,457,085	1,626,618
5.50% due 12/01/2034	690,468	770,805
5.50% due 01/01/2035	903,746	1,008,899
5.50% due 04/01/2035	109,121	121,602
5.50% due 09/01/2035	404,751	456,018
5.50% due 01/01/2036	473,453	522,178
5.50% due 06/01/2036	162,742	184,653
5.50% due 01/01/2037	172,659	190,428
5.50% due 03/01/2037	172,100	195,997
5.50% due 08/01/2037	587,045	647,459
5.73% due 07/01/2016	181,263	206,155
6.00% due 01/01/2017	17,935	19,092
6.00% due 02/01/2017	104,164	110,886
6.00% due 08/01/2017	74,726	80,474
6.00% due 03/01/2018	24,224	26,087
6.00% due 11/01/2018	186,100	198,110
6.00% due 01/01/2021	63,878	70,407
6.00% due 05/01/2021	31,050	34,224
6.00% due 07/01/2021	147,798	162,903
6.00% due 11/01/2025	65,584	72,867
6.00% due 04/01/2034	382,533	433,520
6.00% due 05/01/2034	212,927	241,339
6.00% due 06/01/2034	836,838	949,973
6.00% due 07/01/2034	414,702	469,376
6.00% due 08/01/2034	398,946	452,509
6.00% due 10/01/2034	480,316	543,963
6.00% due 11/01/2034	51,820	58,870

6.00% due 12/01/2034	31,553	35,600
6.00% due 08/01/2035	113,161	127,672
6.00% due 09/01/2035	287,290	324,757
6.00% due 10/01/2035	173,981	196,764
6.00% due 11/01/2035	43,709	48,884
6.00% due 12/01/2035	498,002	561,945
6.00% due 02/01/2036	313,989	354,725
6.00% due 03/01/2036	40,129	45,275
6.00% due 04/01/2036	149,886	169,104
6.00% due 06/01/2036	110,209	123,723
6.00% due 12/01/2036	111,123	125,372
6.00% due 07/01/2037	212,803	238,345
6.50% due 06/01/2031	93,440	108,188
6.50% due 07/01/2031	32,917	37,735
6.50% due 09/01/2031	94,807	109,765
6.50% due 02/01/2032	38,373	45,352
6.50% due 07/01/2032	251,621	289,714
6.50% due 08/01/2032	189,569	218,396
6.50% due 01/01/2033	119,173	137,298
6.50% due 04/01/2034	32,869	37,484
6.50% due 06/01/2034	43,386	51,443
6.50% due 08/01/2034	179,113	205,117
6.50% due 05/01/2036	125,032	143,145
6.50% due 01/01/2037	82,256	93,215
6.50% due 02/01/2037	354,929	402,703
6.50% due 05/01/2037	205,843	234,120
6.50% due 07/01/2037	167,986	191,061
7.50% due 02/01/2030	15,416	18,711
7.50% due 03/01/2031	60,997	74,417
7.50% due 02/01/2032	32,436	39,763

		42,597,977

Government National Mtg. Assoc. — 2.4%
3.00% due December TBA	2,020,000	2,145,830
3.50% due 12/15/2041	298,335	326,673
3.50% due 02/15/2042	209,233	228,716
3.50% due 03/20/2042	616,044	670,187
4.00% due 01/20/2041	1,775,732	1,949,042
4.50% due 07/20/2033	27,901	30,873
4.50% due 09/20/2033	217,769	240,894
4.50% due 12/20/2034	110,633	122,381
4.50% due 11/15/2039	690,763	753,711
4.50% due 03/15/2040	431,218	477,521
4.50% due 04/15/2040	777,896	846,839
4.50% due 06/15/2040	254,527	279,312
4.50% due 01/20/2041	456,778	504,714
4.50% due 11/20/2041	623,633	687,272
5.00% due 07/20/2033	47,265	52,465
5.00% due 06/15/2034	189,992	209,413
5.00% due 10/15/2034	97,010	106,970
5.00% due 05/15/2039	944,247	1,035,458
5.00% due 11/20/2041	1,264,543	1,401,361
5.50% due 11/15/2032	223,141	248,252
5.50% due 05/15/2033	983,930	1,093,732
5.50% due 08/15/2033	67,966	75,551
5.50% due 12/15/2033	238,981	268,501
5.50% due 09/15/2034	101,953	113,139
5.50% due 10/15/2035	7,927	8,787
6.00% due 09/15/2032	210,271	240,288
6.00% due 04/15/2033	251,236	286,473
6.00% due 02/15/2034	145,310	165,691
6.00% due 07/15/2034	111,901	127,875
6.00% due 09/15/2034	94,814	107,756
6.00% due 01/20/2035	54,940	62,738
6.00% due 02/20/2035	77,030	87,963
6.00% due 04/20/2035	40,911	46,718
6.00% due 01/15/2038	339,827	387,383

		15,390,479

Small Business Administration — 0.3%
Series 2003-20G, Class 1
4.35% due 07/01/2023	67,956	74,560
Series 2004-20D, Class 1
4.77% due 04/01/2024	179,238	200,426
Series 2005-20C, Class 1
4.95% due 03/01/2025	459,204	507,618
Series 2004-20I, Class 1
4.99% due 09/01/2024	291,922	330,058
Series 2004-20E, Class 1
5.18% due 05/01/2024	330,323	369,080
Series 2004-20F, Class 1
5.52% due 06/01/2024	468,903	530,223

		2,011,965

Sovereign Agency — 0.1%
Financing Corp. Senior Sec. Notes 9.65% due 11/02/2018	235,000	349,831

Total U.S. Government Agencies (cost $72,984,808)		78,500,495

U.S. GOVERNMENT TREASURIES — 12.4%
United States Treasury Bonds — 2.6%
4.50% due 08/15/2039	9,263,400	12,423,090
5.00% due 05/15/2037	634,000	905,431
5.25% due 02/15/2029	657,000	918,055
5.38% due 02/15/2031	439,000	632,709
6.00% due 02/15/2026	170,000	247,749
6.25% due 08/15/2023	611,000	881,463
6.75% due 08/15/2026	377,000	587,236

		16,595,733

United States Treasury Notes — 9.8%
0.50% due 08/15/2014	2,489,000	2,498,625
0.88% due 12/31/2016	460,000	465,570
1.38% due 01/15/2013	1,222,000	1,225,055
1.88% due 04/30/2014	9,363,000	9,588,293
2.00% due 11/30/2013	1,361,000	1,386,943
2.13% due 05/31/2015	18,374,000	19,208,014
2.63% due 02/29/2016	505,000	541,455
2.75% due 10/31/2013	976,000	1,000,590
3.13% due 05/15/2019	5,832,000	6,610,211
3.50% due 05/31/2013	1,900,000	1,936,516
3.50% due 05/15/2020	4,103,000	4,776,146
3.75% due 11/15/2018	6,163,000	7,190,970
3.88% due 02/15/2013	462,000	466,963
4.13% due 05/15/2015	1,220,000	1,336,377
4.75% due 05/15/2014	829,000	885,929
8.00% due 11/15/2021	318,000	494,738
8.50% due 02/15/2020	1,341,000	2,033,187

		61,645,582

Total U.S. Government Treasuries (cost $73,229,415)		78,241,315

MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	1,005,156

Total Long-Term Investment Securities (cost $523,093,673)		620,428,462

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
HSBC Americas, Inc 0.06% due 11/01/2012 (cost $13,076,000)	13,076,000	13,076,000

TOTAL INVESTMENTS (cost $536,169,673)(7)	100.6%	633,504,462
Liabilities in excess of other assets	(0.6)	(3,910,541)

NET ASSETS	100.0%	$629,593,921

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $22,169,299 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $3,614,404 representing 0.6% of net assets.

(3)	Commercial Mortgage Backed Security

(4)	Collateralized Mortgage Obligation

(5)	Interest Only

(6)	Perpetual maturity — maturity date reflects the next call date.

(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

TBA —  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$376,298,221	$—	$—	$376,298,221
Convertible Preferred Stock	1,283,379	—	—	1,283,379
Preferred Stock	261,024	—	—	261,024
Asset Backed Securities:
Diversified Financial Services	—	12,916,647	1,116,677	14,033,324
U.S. Corporate Bonds & Notes:
Electric-Generation	—	—	601,376	601,376
Other Industries*	—	42,273,154	—	42,273,154
Foreign Corporate Bonds & Notes	—	23,992,918	—	23,992,918
Foreign Government Agencies	—	3,938,100	—	3,938,100
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	42,597,977	—	42,597,977
Other U.S. Government Agencies*	—	35,902,518	—	35,902,518
U.S. Government Treasuries:
United States Treasury Bonds	—	16,595,733	—	16,595,733
United States Treasury Notes	—	61,645,582	—	61,645,582
Municipal Bonds & Notes	—	1,005,156	—	1,005,156
Short-Term Investment Securities:
Commercial Paper	—	13,076,000	—	13,076,000

Total	$377,842,624	$253,943,785	$1,718,053	$633,504,462

*	Sum of all other industries or other U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES # — 80.6%
Domestic Equity Investment Companies — 44.5%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	632,339	$24,628,896
Anchor Series Trust Growth and Income Portfolio, Class 1†	2,949,991	24,935,752
Anchor Series Trust Growth Portfolio, Class 1	2,344,441	50,022,780
Anchor Series Trust Natural Resources Portfolio, Class 1	562,387	12,502,921
Seasons Series Trust Focus Growth Portfolio, Class 1	3,743,821	36,128,606
Seasons Series Trust Focus Value Portfolio, Class 1	1,994,426	24,630,519
Seasons Series Trust Large Cap Growth Portfolio, Class 1	2,241,404	24,763,533
Seasons Series Trust Large Cap Value Portfolio, Class 1	4,156,349	50,564,525
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	957,910	12,235,315
Seasons Series Trust Mid Cap Value Portfolio, Class 1	1,869,755	26,935,930
Seasons Series Trust Small Cap Portfolio, Class 1†	2,496,371	24,311,416
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,109,236	12,139,275
SunAmerica Series Trust Equity Index Portfolio, Class 1	10,495,760	125,009,540
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	2,101,196	37,189,037
SunAmerica Series Trust Growth Income Portfolio, Class 1	2,200,255	51,251,334
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	3,488,694	26,683,415
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	4,019,005	62,994,110
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	1,022,439	12,269,642
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,732,217	24,570,826
SunAmerica Series Trust Small Company Value Portfolio, Class 1	1,400,707	25,264,003

		689,031,375

Domestic Fixed Income Investment Companies — 23.1%
Anchor Series Trust Government and Quality Bond Portfolio, Class 1	4,759,683	74,074,116
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	6,873,400	85,645,344
Seasons Series Trust Real Return Portfolio, Class 1†	4,696,944	49,261,184
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	4,598,430	63,527,180
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	2,235,898	12,787,668
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	7,849,476	72,835,809

		358,131,301

International Equity Investment Companies — 12.2%
Seasons Series Trust International Equity Portfolio, Class 1	6,935,468	50,846,417
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	3,288,221	24,813,446
SunAmerica Series Trust Foreign Value Portfolio, Class 1	2,963,383	38,777,110
SunAmerica Series Trust Global Equities Portfolio, Class 1	4,380,216	61,070,095
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	1,513,239	12,917,933

		188,425,001

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	1,049,900	12,487,331

Total Affiliated Registered Investment Companies (cost $1,231,201,052)		1,248,075,008

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Notes — 15.1%
1.63% due 08/15/2022	$14,695,000	14,614,633
1.75% due 05/15/2022	20,965,000	21,171,379
2.00% due 11/15/2021	16,735,000	17,383,481
2.00% due 02/15/2022	19,245,000	19,929,102
2.13% due 08/15/2021	15,490,000	16,299,600
2.63% due 08/15/2020	14,555,000	15,996,847
2.63% due 11/15/2020	20,647,000	22,679,449
3.13% due 05/15/2021	12,275,000	13,954,183
3.38% due 11/15/2019	12,825,000	14,777,811
3.50% due 05/15/2020	15,080,000	17,554,055
3.63% due 02/15/2020	18,665,000	21,857,014
3.63% due 02/15/2021	16,435,000	19,343,223
7.25% due 08/15/2022	2,660,000	4,030,730
7.88% due 02/15/2021	1,190,000	1,803,501
8.00% due 11/15/2021	3,440,000	5,351,887
8.13% due 05/15/2021	780,000	1,205,832
8.13% due 08/15/2021	630,000	980,585
8.50% due 02/15/2020	610,000	924,865
8.75% due 05/15/2020	920,000	1,423,269
8.75% due 08/15/2020	1,980,000	3,087,717

Total U.S. Government Treasuries (cost $233,673,860)		234,369,163

Total Long-Term Investment Securities (cost $1,464,874,912)		1,482,444,171

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Time Deposits — 3.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $49,453,000)	49,453,000	49,453,000

TOTAL INVESTMENTS (cost $1,514,327,912) (1)	98.9%	1,531,897,171
Other assets less liabilities	1.1	16,680,450

NET ASSETS	100.0%	$1,548,577,621

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
758	Long	S&P 500 E-Mini Index	December 2012	$53,345,950	$53,317,720	$(28,230)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$689,031,375	$—	$—	$689,031,375
Domestic Fixed Income Investment Companies	358,131,301	—	—	358,131,301
International Equity Investment Companies	188,425,001	—	—	188,425,001
International Fixed Income Investment Companies	12,487,331	—	—	12,487,331
U.S. Government Treasuries: United States Treasury Notes	—	234,369,163	—	234,369,163
Short-Term Investment Securities:
Time Deposits	—	49,453,000	—	49,453,000

Total	$1,248,075,008	$283,822,163	$—	$1,531,897,171

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$28,230	$—	$—	$28,230

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES # — 80.2%
Domestic Equity Investment Companies — 43.8%
Seasons Series Trust Focus Value Portfolio, Class 1	155,770	$1,923,712
Seasons Series Trust Large Cap Growth Portfolio, Class 1	256,235	2,830,937
Seasons Series Trust Large Cap Value Portfolio, Class 1	395,131	4,807,008
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	74,205	947,821
Seasons Series Trust Mid Cap Value Portfolio, Class 1	133,804	1,927,596
Seasons Series Trust Small Cap Portfolio, Class 1†	97,049	945,133
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	74,722	1,883,511
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	168,922	3,828,341
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	304,165	2,862,208
SunAmerica Series Trust Equity Index Portfolio, Class 1	799,121	9,517,909
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	145,007	1,907,289
SunAmerica Series Trust Growth Income Portfolio, Class 1	123,468	2,875,979
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	124,951	955,689
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	394,026	3,739,784
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	304,997	4,780,534
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	79,552	954,648
SunAmerica Series Trust Real Estate Portfolio, Class 1	131,810	1,869,678
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	58,342	960,887
SunAmerica Series Trust Small Company Value Portfolio, Class 1	162,530	2,931,495

		52,450,159

Domestic Fixed Income Investment Companies — 21.8%
Anchor Series Trust Government and Quality Bond Portfolio, Class 1	307,875	4,791,407
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	308,813	3,847,936
Seasons Series Trust Real Return Portfolio, Class 1†	274,054	2,874,259
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	421,892	5,828,421
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	169,664	970,353
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	829,165	7,693,878

		26,006,254

International Equity Investment Companies — 12.2%
Seasons Series Trust International Equity Portfolio, Class 1	531,025	3,893,135
SunAmerica Series Trust Foreign Value Portfolio, Class 1	374,633	4,902,233
SunAmerica Series Trust Global Equities Portfolio, Class 1	207,232	2,889,275
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	344,035	2,936,895

		14,621,538

International Fixed Income Investment Companies — 2.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1	242,417	2,883,284

Total Affiliated Registered Investment Companies (cost $96,961,042)		95,961,235

U.S. GOVERNMENT TREASURIES — 14.9%
United States Treasury Notes — 14.9%
1.63% due 08/15/2022	$810,000	805,570
1.75% due 05/15/2022	2,965,000	2,994,187
2.00% due 02/15/2022	840,000	869,860
2.63% due 11/15/2020	8,755,000	9,616,825
3.63% due 02/15/2020	670,000	784,581
3.63% due 02/15/2021	2,320,000	2,730,531

Total U.S. Government Treasuries (cost $17,740,634)		17,801,554

Total Long-Term Investment Securities (cost $114,701,676)		113,762,789

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $4,543,000)	4,543,000	4,543,000

TOTAL INVESTMENTS (cost $119,244,676)(1)	98.9%	118,305,789
Other assets less liabilities	1.1	1,361,190

NET ASSETS	100.0%	$119,666,979

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
66	Long	S&P 500 E-Mini Index	December 2012	$4,644,898	$4,642,440	$(2,458)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$52,450,159	$—	$—	$52,450,159
Domestic Fixed Income Investment Companies	26,006,254	—	—	26,006,254
International Equity Investment Companies	14,621,538	—	—	14,621,538
International Fixed Income Investment Companies	2,883,284	—	—	2,883,284
U.S. Government Treasuries:
United State Treasury Notes	—	17,801,554	—	17,801,554
Short-Term Investment Securities:
Time Deposits	—	4,543,000	—	4,543,000

Total	$95,961,235	$22,344,554	$—	$118,305,789

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$2,458	$—	$—	$2,458

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 86.3%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings, Bhd†	263,100	$234,078

Cable/Satellite TV — 7.8%
Comcast Corp., Special Class A	54,570	1,988,531
Kabel Deutschland Holding AG	5,585	402,415
Liberty Global, Inc., Class A†	4,510	270,735
Time Warner Cable, Inc.	11,452	1,135,008

		3,796,689

Cellular Telecom — 4.8%
Cellcom Israel, Ltd.	14,970	132,934
China Unicom Hong Kong, Ltd.	40,000	65,548
ENTEL Chile SA	17,926	365,114
Mobile Telesystems OJSC ADR	27,625	473,493
Tim Participacoes SA ADR	24,926	433,214
Turkcell Iletisim Hizmetleri AS†	7,880	48,137
Vodafone Group PLC	311,323	845,283

		2,363,723

Electric-Distribution — 0.2%
AGL Energy, Ltd.	6,500	98,106

Electric-Generation — 3.0%
AES Corp.	82,660	863,797
CEZ AS	10,422	384,249
China Hydroelectric Corp. ADR†	5,080	6,909
E. ON Russia JSC	787,304	64,680
Tractebel Energia SA	9,700	167,155

		1,486,790

Electric-Integrated — 25.9%
AES Gener SA	25,870	15,377
American Electric Power Co., Inc.	13,012	578,253
Cia Paranaense de Energia-Copel ADR	9,370	138,301
CMS Energy Corp.	62,840	1,528,269
Dominion Resources, Inc.	460	24,279
Duke Energy Corp.	1,030	67,661
Edison International	26,400	1,239,216
EDP - Energias de Portugal SA	484,575	1,316,459
EDP - Energias do Brasil SA	55,500	347,037
Enel OGK-5 OJSC†	446,411	24,695
Enel SpA	6,420	24,132
Exelon Corp.	1,370	49,019
FirstEnergy Corp.	13,770	629,564
GDF Suez	25,680	589,313
Great Plains Energy, Inc.	13,975	313,599
Iberdrola SA	117,920	609,839
Light SA	25,440	273,683
NextEra Energy, Inc.	8,310	582,199
Northeast Utilities	12,330	484,569
NV Energy, Inc.	14,110	268,231
OGE Energy Corp.	13,870	798,635
PG&E Corp.	10,450	444,334
PPL Corp.	20,630	610,235
Public Service Enterprise Group, Inc.	25,470	816,059
RWE AG	4,810	219,797
SSE PLC	22,919	535,550
TGK-1 OAO	142,032,842	28,691
Transmissora Alianca de Energia Eletrica Sa† (2)	3,850	127,003

		12,683,999

Electric-Transmission — 2.5%
ITC Holdings Corp.	8,040	640,145
Red Electrica Corp. SA	12,837	601,904

		1,242,049

Energy-Alternate Sources — 1.5%
EDP Renovaveis SA†	151,942	722,374

Gas-Distribution — 6.7%
AGL Resources, Inc.	4,810	196,392
Atmos Energy Corp.	1,490	53,595
CenterPoint Energy, Inc.	29,300	634,931
Enagas SA	36,023	716,243
National Grid PLC	30,399	346,583
NiSource, Inc.	15,420	392,748
Sempra Energy	13,510	942,323

		3,282,815

Independent Power Producers — 4.5%
Calpine Corp.†	60,570	1,066,032
GenOn Energy, Inc.†	171,670	441,192
NRG Energy, Inc.	32,799	707,146

		2,214,370

Multimedia — 0.4%
News Corp., Class A	1,000	23,920
Viacom, Inc., Class B	3,570	183,034

		206,954

Oil Companies-Exploration & Production — 4.8%
Cabot Oil & Gas Corp.	5,300	248,994
Energen Corp.	6,010	280,366
EOG Resources, Inc.	240	27,958
EQT Corp.	13,000	788,190
Noble Energy, Inc.	2,350	223,274
Occidental Petroleum Corp.	2,350	185,556
QEP Resources, Inc.	15,030	435,870
WPX Energy, Inc.†	10,796	182,884

		2,373,092

Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	3,770	60,659

Pipelines — 7.5%
APA Group	9,871	52,872
Enbridge, Inc.	4,350	173,085
Kinder Morgan, Inc.	41,194	1,429,844
ONEOK, Inc.	3,070	145,211
Spectra Energy Corp.	26,720	771,406
Williams Cos., Inc.	31,960	1,118,281

		3,690,699

Real Estate Investment Trusts — 0.8%
American Tower Corp.	5,370	404,307

Telecom Services — 5.3%
Telenet Group Holding NV	1,355	62,129
Virgin Media, Inc.	50,080	1,639,619
XL Axiata Tbk PT	389,000	277,423
Ziggo NV	19,550	633,240

		2,612,411

Telephone-Integrated — 6.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	283,230	345,391
BT Group PLC	6,910	23,696
CenturyLink, Inc.	12,493	479,481

Deutsche Telekom AG	27,650	315,702
Frontier Communications Corp.	39,000	184,080
KDDI Corp.	400	31,066
TDC A/S	76,299	525,642
Telecom Italia SpA RSP	774,989	618,773
Telefonica Brasil SA ADR	22,413	493,534
Telefonica Deutschland Holding AG†*	11,150	85,108
Windstream Corp.	30,500	290,970

		3,393,443

Water — 1.7%
Aguas Andinas SA	254,510	170,802
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	207,431
Companhia de Saneamento de Minas Gerais	9,400	221,873
Suez Environnement Co.	9,770	103,751
United Utilities Group PLC	9,224	100,773

		804,630

Wireless Equipment — 1.4%
Crown Castle International Corp.†	3,000	200,250
SBA Communications Corp., Class A†	7,270	484,400

		684,650

Total Common Stock (cost $37,162,920)		42,355,838

CONVERTIBLE PREFERRED STOCK — 3.1%
Electric-Integrated — 3.1%
NextEra Energy, Inc. 7.00%	8,710	472,082
PPL Corp. 8.75%	9,560	517,865
PPL Corp. 9.50%	9,620	522,655

Total Convertible Preferred Stock (cost $1,472,247)		1,512,602

PREFERRED STOCK — 2.3%
Electric-Integrated — 2.3%
Cia Energetica de Minas Gerais	35,525	425,030
Cia Paranaense de Energia, Class B	14,900	220,083
NextEra Energy, Inc.	9,650	501,897

Total Preferred Stock (cost $1,287,946)		1,147,010

CONVERTIBLE BONDS & NOTES — 1.6%
Telecom Services — 0.8%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/2016	$223,000	415,756

Wireless Equipment — 0.8%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014	164,000	366,847

Total Convertible Bonds & Notes (cost $475,393)		782,603

U.S. CORPORATE BONDS & NOTES — 1.3%
Independent Power Producers — 0.7%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	294,000	330,015

Oil Companies-Exploration & Production — 0.6%
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/2020*(1)	270,000	298,350

Total U.S. Corporate Bonds & Notes (cost $564,359)		628,365

Total Long-Term Investment Securities (cost $40,962,865)		46,426,418

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Commercial Paper — 4.0%
HSBC Americas, Inc 0.06% due 11/01/2012 (cost $1,965,000)	1,965,000	1,965,000

TOTAL INVESTMENTS (cost $42,927,865) (3)	98.6%	48,391,418
Other assets less liabilities	1.4	665,532

NET ASSETS	100.0%	$49,056,950

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $383,458 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $298,350 representing 0.6% of net assets.
(2)	Consist of more than one class of securities traded together as a unit.
(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	767,538	USD	1,227,126	1/11/2013	$—	$(11,217)

Credit Suisse London Branch	EUR	24,298	USD	31,661	1/11/2013	144	—
	USD	73,827	EUR	56,829	1/11/2013	—	(114)
	USD	33,943	GBP	21,301	1/11/2013	424	—

						568	(114)

Deutsche Bank AG	EUR	515,784	USD	664,604	1/11/2013	—	(4,412)
	USD	11,113	EUR	8,565	1/11/2013	—	(3)
	GBP	757,718	USD	1,211,145	1/11/2013	—	(11,356)
	USD	65,044	EUR	50,168	1/11/2013	28	—

						28	(15,771)

Goldman Sachs International	USD	28,404	GBP	17,611	1/11/2013	10	—

JPMorgan Chase Bank N.A	EUR	1,322,065	USD	1,703,767	1/11/2013	—	(11,065)

Merrill Lynch International Bank, Ltd	EUR	4,776	USD	6,182	1/11/2013	—	(13)
	USD	29,638	EUR	22,669	1/11/2013	—	(235)

						—	(248)

UBS AG	BRL	1,036,803	USD	505,166	12/4/2012	—	(3,265)
	EUR	1,551,655	USD	2,002,403	12/17/2012	—	(9,664)
	EUR	42,817	USD	55,551	1/11/2013	13	—
	USD	43,180	EUR	33,445	1/11/2013	201	—

						214	(12,929)

Net Unrealized Appreciation (Depreciation)						$820	$(51,344)

BRL — Brazilian Real
EUR — Euro Dollar
GBP — British Pound
USD — United State Dollars

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$3,796,689	$—	$—	$3,796,689
Electric-Integrated	12,683,999	—	—	12,683,999
Gas-Distribution	3,282,815	—	—	3,282,815
Pipelines	3,690,699	—	—	3,690,699
Telecom Services	2,612,411	—	—	2,612,411
Telephone-Integrated	3,393,443	—	—	3,393,443
Other Industries*	12,895,782	—	—	12,895,782
Convertible Preferred Stocks	1,512,602	—	—	1,512,602
Preferred Stocks	1,147,010	—	—	1,147,010
Convertible Bonds & Notes	—	782,603	—	782,603
U.S. Corporate Bonds & Notes	—	628,365	—	628,365
Short-Term Investment Securities:
Commercial Paper	—	1,965,000	—	1,965,000
Other Financial Instruments:@
Open Foward Foreign Currency Contracts-Appreciation	—	820	—	820

Total	$45,015,450	$3,376,788	$—	$48,392,238

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$51,344	$—	$51,344

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 82.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,284	$43,268
Omnicom Group, Inc.	2,603	124,710

		167,978

Aerospace/Defense — 0.9%
Boeing Co.	6,631	467,088
General Dynamics Corp.	3,250	221,260
Lockheed Martin Corp.	2,639	247,195
Northrop Grumman Corp.	2,423	166,436
Raytheon Co.	3,254	184,046
Rockwell Collins, Inc.	1,393	74,637

		1,360,662

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp.	8,221	642,553

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	614	125,987
Monsanto Co.	5,223	449,544
Mosaic Co.	2,710	141,841

		717,372

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	6,455	173,252

Airlines — 0.0%
Southwest Airlines Co.	7,283	64,236

Apparel Manufacturers — 0.3%
Coach, Inc.	2,795	156,660
Ralph Lauren Corp.	599	92,060
VF Corp.	862	134,886

		383,606

Appliances — 0.1%
Whirlpool Corp.	760	74,237

Applications Software — 1.8%
Citrix Systems, Inc.†	1,832	113,236
Intuit, Inc.	2,705	160,731
Microsoft Corp.	73,946	2,110,049
Red Hat, Inc.†	1,892	93,030
Salesforce.com, Inc.†	1,253	182,913

		2,659,959

Athletic Footwear — 0.2%
NIKE, Inc., Class B	3,603	329,242

Audio/Video Products — 0.0%
Harman International Industries, Inc.	658	27,590

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	37,379	417,150

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,465	150,173

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.†	1,122	73,850
Johnson Controls, Inc.	6,703	172,602

		246,452

Banks-Commercial — 0.3%
BB&T Corp.	6,852	198,366
First Horizon National Corp.	2,438	22,698
M&T Bank Corp.	1,180	122,838
Regions Financial Corp.	13,852	90,315
Zions Bancorporation	1,805	38,753

		472,970

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	11,577	286,067
Northern Trust Corp.	2,145	102,488
State Street Corp.	4,696	209,301

		597,856

Banks-Super Regional — 2.2%
Capital One Financial Corp.	5,694	342,608
Comerica, Inc.	1,896	56,520
Fifth Third Bancorp	9,006	130,857
Huntington Bancshares, Inc.	8,413	53,759
KeyCorp	9,247	77,860
PNC Financial Services Group, Inc.	5,188	301,890
SunTrust Banks, Inc.	5,277	143,534
US Bancorp	18,575	616,876
Wells Fargo & Co.	48,145	1,622,005

		3,345,909

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	37,945	1,410,795
Coca-Cola Enterprises, Inc.	2,713	85,297
Dr Pepper Snapple Group, Inc.	2,064	88,442
Monster Beverage Corp.†	1,504	67,184
PepsiCo, Inc.	15,252	1,056,048

		2,707,766

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	1,552	86,229
Brown-Forman Corp., Class B	1,484	95,065
Constellation Brands, Inc., Class A†	1,443	50,996

		232,290

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,525	65,789

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,422	142,946
Scripps Networks Interactive, Inc., Class A	847	51,430

		194,376

Building Products-Wood — 0.0%
Masco Corp.	3,500	52,815

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	2,722	57,053
Lennar Corp., Class A	1,596	59,802
PulteGroup, Inc.†	3,310	57,396

		174,251

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	2,115	36,843
Comcast Corp., Class A	26,225	983,700
DIRECTV†	6,153	314,480
Time Warner Cable, Inc.	3,003	297,627

		1,632,650

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	778	94,185

Casino Services — 0.0%
International Game Technology	2,618	33,615

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	3,099	31,641
Sprint Nextel Corp.†	29,406	162,909

		194,550

Chemicals-Diversified — 0.9%
Air Products & Chemicals, Inc.	2,075	160,875
Dow Chemical Co.	11,742	344,040
E.I. du Pont de Nemours & Co.	9,118	405,933
FMC Corp.	1,346	72,038
LyondellBasell Industries NV, Class A	3,325	177,522
PPG Industries, Inc.	1,496	175,152

		1,335,560

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,499	88,801
Ecolab, Inc.	2,580	179,568
International Flavors & Fragrances, Inc.	799	51,631
Sigma-Aldrich Corp.	1,184	83,046

		403,046

Coal — 0.1%
CONSOL Energy, Inc.	2,231	78,442
Peabody Energy Corp.	2,630	73,377

		151,819

Coatings/Paint — 0.1%
Sherwin-Williams Co.	835	119,054

Commercial Services — 0.1%
Iron Mountain, Inc.	1,480	51,208
Quanta Services, Inc.†	2,089	54,168

		105,376

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	4,748	274,387
Equifax, Inc.	1,175	58,797
H&R Block, Inc.	2,657	47,029
Mastercard, Inc., Class A	1,052	484,898
Moody’s Corp.	1,895	91,263
Paychex, Inc.	3,164	102,608
Total System Services, Inc.	1,585	35,647
Western Union Co.	5,904	74,981

		1,169,610

Computer Aided Design — 0.0%
Autodesk, Inc.†	2,224	70,812

Computer Services — 1.8%
Accenture PLC, Class A	6,221	419,357
Cognizant Technology Solutions Corp., Class A†	2,926	195,018
Computer Sciences Corp.	1,522	46,345
International Business Machines Corp.	10,528	2,048,012

		2,708,732

Computer Software — 0.0%
Akamai Technologies, Inc.†	1,738	66,027

Computers — 3.9%
Apple, Inc.	9,187	5,467,184
Dell, Inc.	14,280	131,804
Hewlett-Packard Co.	19,270	266,890

		5,865,878

Computers-Integrated Systems — 0.1%
Teradata Corp.†	1,652	112,848

Computers-Memory Devices — 0.6%
EMC Corp.†	20,569	502,295
NetApp, Inc.†	3,561	95,791
SanDisk Corp.†	2,367	98,846
Seagate Technology PLC	3,465	94,664
Western Digital Corp.	2,181	74,655

		866,251

Consulting Services — 0.0%
SAIC, Inc.	2,781	30,563

Consumer Products-Misc. — 0.3%
Clorox Co.	1,270	91,821
Kimberly-Clark Corp.	3,870	322,951

		414,772

Containers-Metal/Glass — 0.1%
Ball Corp.	1,516	64,930
Owens-Illinois, Inc.†	1,618	31,535

		96,465

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,012	33,446
Sealed Air Corp.	1,713	27,785

		61,231

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	4,235	65,600
Colgate-Palmolive Co.	4,368	458,465
Estee Lauder Cos., Inc., Class A	2,353	144,992
Procter & Gamble Co.	26,994	1,869,065

		2,538,122

Cruise Lines — 0.1%
Carnival Corp.	4,383	166,028

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	440	35,658
Fidelity National Information Services, Inc.	2,454	80,663
Fiserv, Inc.†	1,330	99,670

		215,991

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	1,390	51,208
Patterson Cos., Inc.	833	27,822

		79,030

Dialysis Centers — 0.1%
DaVita, Inc.†	834	93,842

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	764	73,489

Distribution/Wholesale — 0.3%
Fastenal Co.	2,641	118,053
Fossil, Inc.†	537	46,773
Genuine Parts Co.	1,520	95,121

WW Grainger, Inc.	587	118,228

		378,175

Diversified Banking Institutions — 2.9%
Bank of America Corp.	105,621	984,388
Citigroup, Inc.	28,740	1,074,588
Goldman Sachs Group, Inc.	4,417	540,597
JPMorgan Chase & Co.	37,230	1,551,746
Morgan Stanley	13,553	235,551

		4,386,870

Diversified Manufacturing Operations — 2.7%
3M Co.	6,233	546,011
Cooper Industries PLC	1,567	117,431
Danaher Corp.	5,725	296,154
Dover Corp.	1,792	104,330
Eaton Corp.	3,309	156,251
General Electric Co.	103,483	2,179,352
Illinois Tool Works, Inc.	4,227	259,242
Ingersoll-Rand PLC	2,810	132,154
Leggett & Platt, Inc.	1,378	36,559
Parker Hannifin Corp.	1,465	115,237
Pentair, Ltd.	2,053	86,719
Textron, Inc.	2,753	69,403

		4,098,843

Diversified Operations — 0.0%
Leucadia National Corp.	1,942	44,083

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	3,544	825,114
eBay, Inc.†	11,367	548,912
Netflix, Inc.†	544	43,025

		1,417,051

E-Commerce/Services — 0.2%
Expedia, Inc.	918	54,300
priceline.com, Inc.†	488	280,000
TripAdvisor, Inc.†	1,074	32,531

		366,831

Electric Products-Misc. — 0.3%
Emerson Electric Co.	7,128	345,209
Molex, Inc.	1,349	35,034

		380,243

Electric-Generation — 0.0%
AES Corp.	6,085	63,588

Electric-Integrated — 2.6%
Ameren Corp.	2,378	78,189
American Electric Power Co., Inc.	4,752	211,179
CMS Energy Corp.	2,597	63,159
Consolidated Edison, Inc.	2,871	173,351
Dominion Resources, Inc.	5,619	296,571
DTE Energy Co.	1,683	104,514
Duke Energy Corp.	6,901	453,327
Edison International	3,193	149,879
Entergy Corp.	1,738	126,144
Exelon Corp.	8,366	299,335
FirstEnergy Corp.	4,099	187,406
Integrys Energy Group, Inc.	764	41,287
NextEra Energy, Inc.	4,143	290,259
Northeast Utilities	3,075	120,848
Pepco Holdings, Inc.	2,243	44,568
PG&E Corp.	4,180	177,734
Pinnacle West Capital Corp.	1,074	56,890
PPL Corp.	5,692	168,369
Public Service Enterprise Group, Inc.	4,958	158,854
SCANA Corp.	1,287	63,166
Southern Co.	8,574	401,606
TECO Energy, Inc.	1,995	35,651
Wisconsin Energy Corp.	2,259	86,904
Xcel Energy, Inc.	4,778	134,978

		3,924,168

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	1,833	31,784
TE Connectivity, Ltd.	4,193	134,931

		166,715

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	5,894	12,083
Altera Corp.	3,135	95,555
Broadcom Corp., Class A	5,040	158,936
First Solar, Inc.†	588	14,294
Intel Corp.	49,032	1,060,317
LSI Corp.†	5,464	37,428
Microchip Technology, Inc.	1,898	59,502
Micron Technology, Inc.†	9,972	54,098
NVIDIA Corp.†	6,071	72,670
Texas Instruments, Inc.	11,151	313,232
Xilinx, Inc.	2,569	84,161

		1,962,276

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,578	94,885

Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,820	163,880

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,415	122,906
FLIR Systems, Inc.	1,480	28,756

		151,662

Electronic Security Devices — 0.1%
Tyco International, Ltd.	4,507	121,103

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	946	69,815

Engineering/R&D Services — 0.1%
Fluor Corp.	1,636	91,371
Jacobs Engineering Group, Inc.†	1,272	49,086

		140,457

Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,736	162,455

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	1,438	58,527
CA, Inc.	3,356	75,577
Oracle Corp.	37,324	1,158,910

		1,293,014

Entertainment Software — 0.0%
Electronic Arts, Inc.†	3,120	38,532

Filtration/Separation Products — 0.1%
Pall Corp.	1,139	71,711

Finance-Consumer Loans — 0.1%
SLM Corp.	4,600	80,868

Finance-Credit Card — 1.0%
American Express Co.	9,666	541,006
Discover Financial Services	5,046	206,886
Visa, Inc., Class A	5,123	710,867

		1,458,759

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	10,739	145,836
E*TRADE Financial Corp.†	2,517	21,042

		166,878

Finance-Other Services — 0.2%
CME Group, Inc.	2,998	167,678
IntercontinentalExchange, Inc.†	713	93,403
NASDAQ OMX Group, Inc.	1,161	27,644
NYSE Euronext	2,411	59,696

		348,421

Food-Confectionery — 0.1%
Hershey Co.	1,486	102,311
J.M. Smucker Co.	1,073	91,892

		194,203

Food-Dairy Products — 0.0%
Dean Foods Co.†	1,812	30,514

Food-Meat Products — 0.1%
Hormel Foods Corp.	1,314	38,802
Tyson Foods, Inc., Class A	2,838	47,707

		86,509

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	1,765	62,252
ConAgra Foods, Inc.	3,980	110,803
General Mills, Inc.	6,354	254,668
H.J. Heinz Co.	3,138	180,466
Kellogg Co.	2,419	126,562
Kraft Foods Group, Inc.†	5,797	263,648
McCormick & Co., Inc.	1,300	80,106
Mondelez International, Inc.	17,393	461,610

		1,540,115

Food-Retail — 0.2%
Kroger Co.	5,338	134,624
Safeway, Inc.	2,347	38,280
Whole Foods Market, Inc.	1,683	159,431

		332,335

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	5,749	178,621

Gas-Distribution — 0.2%
AGL Resources, Inc.	1,152	47,036
CenterPoint Energy, Inc.	4,189	90,776
NiSource, Inc.	2,792	71,112
Sempra Energy	2,203	153,659

		362,583

Gold Mining — 0.2%
Newmont Mining Corp.	4,863	265,277

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	839	79,504

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,830	58,411

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	2,467	89,996
Starwood Hotels & Resorts Worldwide, Inc.	1,926	99,863
Wyndham Worldwide Corp.	1,394	70,258

		260,117

Human Resources — 0.0%
Robert Half International, Inc.	1,390	37,377

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,233	48,143

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,383	98,276

Industrial Gases — 0.2%
Airgas, Inc.	680	60,499
Praxair, Inc.	2,922	310,346

		370,845

Instruments-Controls — 0.3%
Honeywell International, Inc.	7,650	468,486

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,118	34,580
Thermo Fisher Scientific, Inc.	3,583	218,778
Waters Corp.†	859	70,275

		323,633

Insurance Brokers — 0.2%
Aon PLC	3,160	170,482
Marsh & McLennan Cos., Inc.	5,333	181,482

		351,964

Insurance-Life/Health — 0.5%
Aflac, Inc.	4,589	228,440
Lincoln National Corp.	2,736	67,826
Principal Financial Group, Inc.	2,719	74,881
Prudential Financial, Inc.	4,567	260,547
Torchmark Corp.	935	47,302
Unum Group	2,746	55,689

		734,685

Insurance-Multi-line — 1.1%
ACE, Ltd.	3,323	261,354
Allstate Corp.	4,753	190,025
American International Group, Inc.†(1)	11,430	399,250
Assurant, Inc.	795	30,059
Cincinnati Financial Corp.	1,434	57,131
Genworth Financial, Inc., Class A†	4,818	28,715
Hartford Financial Services Group, Inc.	4,271	92,723
Loews Corp.	3,063	129,504
MetLife, Inc.	10,411	369,486

XL Group PLC	2,996	74,121

		1,632,368

Insurance-Property/Casualty — 0.4%
Chubb Corp.	2,605	200,533
Progressive Corp.	5,493	122,494
Travelers Cos., Inc.	3,777	267,940

		590,967

Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	17,973	1,551,969

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	775	63,922

Internet Security — 0.1%
Symantec Corp.†	6,889	125,311
VeriSign, Inc.†	1,533	56,828

		182,139

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,065	120,534
BlackRock, Inc.	1,254	237,859
Federated Investors, Inc., Class B	918	21,334
Franklin Resources, Inc.	1,354	173,041
Invesco, Ltd.	4,363	106,108
Legg Mason, Inc.	1,178	30,016
T. Rowe Price Group, Inc.	2,488	161,571

		850,463

Linen Supply & Related Items — 0.0%
Cintas Corp.	1,054	44,068

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	6,402	542,954
Joy Global, Inc.	1,038	64,823

		607,777

Machinery-Farming — 0.2%
Deere & Co.	3,839	328,004

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	959	104,694

Machinery-Pumps — 0.1%
Flowserve Corp.	501	67,880
Xylem, Inc.	1,819	44,129

		112,009

Medical Information Systems — 0.1%
Cerner Corp.†	1,426	108,647

Medical Instruments — 0.6%
Boston Scientific Corp.†	13,907	71,482
Edwards Lifesciences Corp.†	1,134	98,465
Intuitive Surgical, Inc.†	391	212,008
Medtronic, Inc.	9,998	415,717
St. Jude Medical, Inc.	3,077	117,726

		915,398

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	940	79,646
Quest Diagnostics, Inc.	1,556	89,813

		169,459

Medical Products — 0.8%
Baxter International, Inc.	5,363	335,885
Becton, Dickinson and Co.	1,956	148,030
CareFusion Corp.†	2,175	57,768
Covidien PLC	4,705	258,540
Hospira, Inc.†	1,618	49,656
Stryker Corp.	2,834	149,068
Varian Medical Systems, Inc.†	1,085	72,435
Zimmer Holdings, Inc.	1,712	109,927

		1,181,309

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	1,892	170,999
Amgen, Inc.	7,554	653,761
Biogen Idec, Inc.†	2,316	320,118
Celgene Corp.†	4,228	309,997
Gilead Sciences, Inc.†	7,415	497,991
Life Technologies Corp.†	1,718	84,027

		2,036,893

Medical-Drugs — 5.0%
Abbott Laboratories	15,380	1,007,697
Allergan, Inc.	3,014	271,019
Bristol-Myers Squibb Co.	16,455	547,129
Eli Lilly & Co.	10,008	486,689
Forest Laboratories, Inc.†	2,291	77,230
Johnson & Johnson	27,021	1,913,627
Merck & Co., Inc.	29,849	1,362,010
Pfizer, Inc.	73,205	1,820,608

		7,486,009

Medical-Generic Drugs — 0.2%
Mylan, Inc.†	3,978	100,803
Perrigo Co.	861	99,024
Watson Pharmaceuticals, Inc.†	1,251	107,523

		307,350

Medical-HMO — 0.8%
Aetna, Inc.	3,275	143,117
Cigna Corp.	2,826	144,126
Coventry Health Care, Inc.	1,312	57,256
Humana, Inc.	1,585	117,718
UnitedHealth Group, Inc.	10,121	566,776
WellPoint, Inc.	3,187	195,299

		1,224,292

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,021	24,096

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	2,466	97,259
Cardinal Health, Inc.	3,343	137,498
McKesson Corp.	2,313	215,826

		450,583

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,424	246,452

Metal-Aluminum — 0.1%
Alcoa, Inc.	10,456	89,608

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	9,303	361,701

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,397	50,669

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,234	104,462

Multimedia — 1.3%
News Corp., Class A	19,953	477,276
Time Warner, Inc.	9,300	404,085
Viacom, Inc., Class B	4,640	237,893
Walt Disney Co.	17,585	862,896

		1,982,150

Networking Products — 0.6%
Cisco Systems, Inc.	51,846	888,640

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	721	8,443

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,936	83,236
Waste Management, Inc.	4,271	139,832

		223,068

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	1,966	28,232
Xerox Corp.	12,811	82,503

		110,735

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	994	32,186

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	681	47,152
Ensco PLC, Class A	2,274	131,483
Helmerich & Payne, Inc.	1,036	49,521
Nabors Industries, Ltd.†	2,846	38,393
Noble Corp.	2,476	93,444
Rowan Cos. PLC, Class A†	1,217	38,591

		398,584

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	4,897	336,963
Apache Corp.	3,834	317,263
Cabot Oil & Gas Corp.	2,058	96,685
Chesapeake Energy Corp.	5,087	103,063
Denbury Resources, Inc.†	3,834	58,775
Devon Energy Corp.	3,687	214,620
EOG Resources, Inc.	2,646	308,233
EQT Corp.	1,466	88,884
Newfield Exploration Co.†	1,323	35,880
Noble Energy, Inc.	1,743	165,602
Occidental Petroleum Corp.	7,938	626,784
Pioneer Natural Resources Co.	1,206	127,414
QEP Resources, Inc.	1,742	50,518
Range Resources Corp.	1,592	104,053
Southwestern Energy Co.†	3,412	118,396
WPX Energy, Inc.†	1,951	33,050

		2,786,183

Oil Companies-Integrated — 5.2%
Chevron Corp.	19,230	2,119,338
ConocoPhillips	11,903	688,589
Exxon Mobil Corp.	45,239	4,124,440
Hess Corp.	2,912	152,181
Marathon Oil Corp.	6,909	207,684
Marathon Petroleum Corp.	3,316	182,148
Murphy Oil Corp.	1,809	108,540
Phillips 66	6,144	289,751

		7,872,671

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	2,414	122,245
FMC Technologies, Inc.†	2,336	95,543
National Oilwell Varco, Inc.	4,179	307,992

		525,780

Oil Refining & Marketing — 0.1%
Tesoro Corp.	1,370	51,663
Valero Energy Corp.	5,406	157,314

		208,977

Oil-Field Services — 0.9%
Baker Hughes, Inc.	4,308	180,807
Halliburton Co.	9,093	293,613
Schlumberger, Ltd.	13,006	904,307

		1,378,727

Paper & Related Products — 0.1%
International Paper Co.	4,286	153,567
MeadWestvaco Corp.	1,701	50,503

		204,070

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	7,946	488,997

Pipelines — 0.5%
Kinder Morgan, Inc.	6,201	215,237
ONEOK, Inc.	2,010	95,073
Spectra Energy Corp.	6,399	184,739
Williams Cos., Inc.	6,140	214,838

		709,887

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	1,767	17,705

Publishing-Books — 0.1%
McGraw-Hill Cos., Inc.	2,746	151,799

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	2,268	38,329
Washington Post Co., Class B	45	15,008

		53,337

Quarrying — 0.0%
Vulcan Materials Co.	1,268	58,290

Real Estate Investment Trusts — 1.8%
American Tower Corp.	3,873	291,598
Apartment Investment & Management Co., Class A	1,426	38,060
AvalonBay Communities, Inc.	950	128,782
Boston Properties, Inc.	1,478	157,111
Equity Residential	2,950	169,359
HCP, Inc.	4,426	196,072
Health Care REIT, Inc.	2,525	150,061
Host Hotels & Resorts, Inc.	7,082	102,406
Kimco Realty Corp.	3,988	77,846
Plum Creek Timber Co., Inc.	1,583	69,494
Prologis, Inc.	4,515	154,819

Public Storage	1,412	195,746
Simon Property Group, Inc.	2,973	452,520
Ventas, Inc.	2,895	183,167
Vornado Realty Trust	1,657	132,908
Weyerhaeuser Co.	5,270	145,926

		2,645,875

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,959	53,321

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	809	24,739
Gap, Inc.	2,922	104,374
Limited Brands, Inc.	2,338	111,967
Ross Stores, Inc.	2,195	133,785
Urban Outfitters, Inc.†	1,070	38,263

		413,128

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	367	137,625
O’Reilly Automotive, Inc.†	1,165	99,817

		237,442

Retail-Automobile — 0.1%
AutoNation, Inc.†	379	16,828
CarMax, Inc.†	2,238	75,532

		92,360

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,275	131,222

Retail-Building Products — 0.8%
Home Depot, Inc.	14,774	906,828
Lowe’s Cos., Inc.	11,178	361,944

		1,268,772

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,210	27,624

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,607	39,652

Retail-Discount — 1.5%
Big Lots, Inc.†	584	17,012
Costco Wholesale Corp.	4,237	417,048
Dollar Tree, Inc.†	2,257	89,987
Family Dollar Stores, Inc.	951	62,728
Target Corp.	6,418	409,147
Wal-Mart Stores, Inc.	16,472	1,235,729

		2,231,651

Retail-Drug Store — 0.6%
CVS Caremark Corp.	12,469	578,562
Walgreen Co.	8,400	295,932

		874,494

Retail-Jewelry — 0.1%
Tiffany & Co.	1,167	73,778

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	1,396	33,518
Nordstrom, Inc.	1,497	84,984
TJX Cos., Inc.	7,214	300,319

		418,821

Retail-Office Supplies — 0.1%
Staples, Inc.	6,688	77,012

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,060	70,373

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	2,114	112,634
Macy’s, Inc.	3,945	150,186

		262,820

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	311	79,159
Darden Restaurants, Inc.	1,257	66,143
McDonald’s Corp.	9,883	857,844
Starbucks Corp.	7,448	341,863
Yum! Brands, Inc.	4,468	313,252

		1,658,261

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	2,398	27,361

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,658	39,523
People’s United Financial, Inc.	3,443	41,419

		80,942

Schools — 0.0%
Apollo Group, Inc., Class A†	989	19,859

Security Services — 0.1%
ADT Corp.†	2,253	93,522

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	2,929	114,553
Linear Technology Corp.	2,257	70,554
QUALCOMM, Inc.	16,694	977,851

		1,162,958

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	12,128	128,557
KLA-Tencor Corp.	1,632	75,920
Lam Research Corp.†	1,787	63,260
Teradyne, Inc.†	1,839	26,886

		294,623

Steel-Producers — 0.1%
Nucor Corp.	3,111	124,844
United States Steel Corp.	1,414	28,832

		153,676

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,050	27,668

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	14,593	171,468
JDS Uniphase Corp.†	2,273	22,025

		193,493

Telecommunication Equipment — 0.1%
Harris Corp.	1,110	50,816

Juniper Networks, Inc.†	5,161	85,518

		136,334

Telephone-Integrated — 2.4%
AT&T, Inc.	56,540	1,955,719
CenturyLink, Inc.	6,102	234,195
Frontier Communications Corp.	9,786	46,190
Verizon Communications, Inc.	27,921	1,246,393
Windstream Corp.	5,763	54,979

		3,537,476

Television — 0.1%
CBS Corp., Class B	5,834	189,022

Tobacco — 1.6%
Altria Group, Inc.	19,923	633,551
Lorillard, Inc.	1,280	148,493
Philip Morris International, Inc.	16,521	1,463,100
Reynolds American, Inc.	3,214	133,831

		2,378,975

Tools-Hand Held — 0.1%
Snap-on, Inc.	570	44,078
Stanley Black & Decker, Inc.	1,648	114,207

		158,285

Toys — 0.1%
Hasbro, Inc.	1,136	40,885
Mattel, Inc.	3,341	122,882

		163,767

Transport-Rail — 0.6%
CSX Corp.	10,193	208,651
Norfolk Southern Corp.	3,131	192,087
Union Pacific Corp.	4,642	571,105

		971,843

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	1,583	95,503
Expeditors International of Washington, Inc.	2,063	75,527
FedEx Corp.	2,862	263,275
Ryder System, Inc.	501	22,605
United Parcel Service, Inc., Class B	7,045	516,046

		972,956

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	1,997	123,135

Web Portals/ISP — 1.3%
Google, Inc., Class A†	2,596	1,764,683
Yahoo!, Inc.†	10,217	171,748

		1,936,431

Wireless Equipment — 0.2%
Crown Castle International Corp.†	2,872	191,706
Motorola Solutions, Inc.	2,806	145,014

		336,720

Total Common Stock (cost $119,134,136)		123,792,100

EXCHANGE-TRADED FUNDS — 9.1%
iShares S&P 500 Index Fund	48,725	6,893,613
SPDR S&P 500 ETF Trust, Series	48,430	6,837,347

Total Exchange-Traded funds (cost $14,064,962)		13,730,960

Total Long-Term Investment Securities (cost $133,199,098)		137,523,060

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.09% due 12/13/2012 (cost $564,941)(2)	$565,000	564,941

REPURCHASE AGREEMENT — 6.4%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $9,631,000) (3)	9,631,000	9,631,000

TOTAL INVESTMENTS (cost $143,395,039) (4)	98.3%	147,719,001
Other assets less liabilities	1.7	2,592,121

NET ASSETS	100.0%	$150,311,122

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
131	Long	S&P 500 E-Mini Index	December 2012	$9,367,537	$9,214,540	$(152,997)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$7,486,009	$—	$—	$7,486,009
Oil Companies - Integrated	7,872,671	—	—	7,872,671
Other Industries*	108,433,420	—	—	108,433,420
Exchange-Traded Funds	13,730,960	—	—	13,730,960
Short-Term Investment Securities:
U.S. Government Treasuries	—	564,941	—	564,941
Repurchase Agreement	—	9,631,000	—	9,631,000

Total	$137,523,060	$10,195,941	$—	$147,719,001

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$152,997	$—	$—	$152,997

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.5%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	42,810	$3,346,030

Apparel Manufacturers — 1.8%
Coach, Inc.	46,982	2,633,341
VF Corp.	22,050	3,450,384

		6,083,725

Applications Software — 1.8%
Microsoft Corp.	210,955	6,019,601

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,640	880,903

Auto-Heavy Duty Trucks — 0.8%
PACCAR, Inc.	62,836	2,723,312

Banks-Commercial — 3.3%
BB&T Corp.	93,785	2,715,076
Cullen/Frost Bankers, Inc.	53,260	2,945,278
M&T Bank Corp.	51,910	5,403,831

		11,064,185

Banks-Super Regional — 4.8%
US Bancorp	94,695	3,144,821
Wells Fargo & Co.	389,865	13,134,552

		16,279,373

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	96,330	3,581,549

Cable/Satellite TV — 1.1%
Time Warner Cable, Inc.	37,453	3,711,967

Chemicals-Diversified — 3.2%
Air Products & Chemicals, Inc.	34,900	2,705,797
E.I. du Pont de Nemours & Co.	77,875	3,466,995
PPG Industries, Inc.	40,495	4,741,155

		10,913,947

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	48,110	2,780,277

Computer Services — 0.7%
Accenture PLC, Class A	33,905	2,285,536

Computers — 1.8%
Apple, Inc.	10,053	5,982,540

Consumer Products-Misc. — 0.8%
Tupperware Brands Corp.	43,710	2,583,261

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	13,550	568,558

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.	30,235	2,093,471

Distribution/Wholesale — 0.8%
Genuine Parts Co.	31,275	1,957,189
Watsco, Inc.	8,910	608,999

		2,566,188

Diversified Manufacturing Operations — 0.9%
3M Co.	36,470	3,194,772

Electric Products-Misc. — 1.8%
Emerson Electric Co.	86,185	4,173,939
Molex, Inc.	71,705	1,862,179

		6,036,118

Electric-Integrated — 3.2%
CMS Energy Corp.	100,195	2,436,742
NextEra Energy, Inc.	44,980	3,151,299
Northeast Utilities	67,310	2,645,283
NV Energy, Inc.	71,450	1,358,265
Southern Co.	27,555	1,290,676

		10,882,265

Electronic Components-Semiconductors — 1.0%
Xilinx, Inc.	100,060	3,277,966

Finance-Other Services — 1.6%
CME Group, Inc.	98,645	5,517,215

Food-Confectionery — 1.6%
Hershey Co.	46,889	3,228,308
J.M. Smucker Co.	27,030	2,314,849

		5,543,157

Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	90,305	2,396,695

Gas-Distribution — 1.5%
Sempra Energy	74,895	5,223,926

Instruments-Controls — 0.8%
Honeywell International, Inc.	42,360	2,594,126

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	102,735	3,640,928

Insurance-Life/Health — 1.7%
Prudential Financial, Inc.	100,515	5,734,381

Insurance-Multi-line — 1.7%
Cincinnati Financial Corp.	49,990	1,991,602
Hartford Financial Services Group, Inc.	181,058	3,930,769

		5,922,371

Insurance-Property/Casualty — 1.0%
Travelers Cos., Inc.	50,350	3,571,829

Insurance-Reinsurance — 1.0%
Validus Holdings, Ltd.	92,020	3,294,316

Investment Management/Advisor Services — 5.0%
Ameriprise Financial, Inc.	49,275	2,876,182
BlackRock, Inc.	34,215	6,489,901
T. Rowe Price Group, Inc.	117,910	7,657,075

		17,023,158

Medical Products — 1.6%
Baxter International, Inc.	52,290	3,274,923
Becton, Dickinson and Co.	27,200	2,058,496

		5,333,419

Medical-Drugs — 8.9%
Abbott Laboratories	46,020	3,015,231
Johnson & Johnson	64,160	4,543,811
Merck & Co., Inc.	255,125	11,641,354
Pfizer, Inc.	435,490	10,830,636

		30,031,032

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	41,225	1,602,828

Multimedia — 1.1%
Time Warner, Inc.	84,430	3,668,484

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	115,140	3,264,219

Oil Companies-Exploration & Production — 1.7%
Occidental Petroleum Corp.	71,602	5,653,694

Oil Companies-Integrated — 7.2%
Chevron Corp.	51,740	5,702,265
ConocoPhillips	127,700	7,387,445
Exxon Mobil Corp.	83,454	7,608,501
Marathon Petroleum Corp.	65,050	3,573,197

		24,271,408

Pipelines — 3.8%
Kinder Morgan, Inc.	103,615	3,596,477
ONEOK, Inc.	77,850	3,682,305
Spectra Energy Corp.	74,605	2,153,846
Williams Cos., Inc.	100,020	3,499,700

		12,932,328

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc.	28,970	2,040,357
National Health Investors, Inc.	445	23,767
Simon Property Group, Inc.	16,775	2,553,323

		4,617,447

Retail-Apparel/Shoe — 1.7%
Limited Brands, Inc.	121,938	5,839,611

Retail-Building Products — 1.7%
Home Depot, Inc.	95,490	5,861,176

Retail-Jewelry — 0.8%
Tiffany & Co.	41,965	2,653,027

Retail-Mail Order — 0.8%
Williams-Sonoma, Inc.	61,180	2,828,351

Retail-Major Department Stores — 1.5%
Nordstrom, Inc.	45,680	2,593,254
TJX Cos., Inc.	57,616	2,398,554

		4,991,808

Retail-Restaurants — 2.3%
Dunkin’ Brands Group, Inc.	83,840	2,599,040
McDonald’s Corp.	30,990	2,689,932
Yum! Brands, Inc.	34,050	2,387,245

		7,676,217

Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	111,790	4,372,107
Linear Technology Corp.	100,515	3,142,099

		7,514,206

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	77,790	3,618,791

Telephone-Integrated — 4.3%
AT&T, Inc.	119,110	4,120,015
CenturyLink, Inc.	49,980	1,918,232
Verizon Communications, Inc.	193,300	8,628,912

		14,667,159

Theaters — 0.6%
Cinemark Holdings, Inc.	89,140	2,200,867

Tobacco — 2.3%
Lorillard, Inc.	36,390	4,221,604
Philip Morris International, Inc.	41,035	3,634,059

		7,855,663

Tools-Hand Held — 0.7%
Snap-on, Inc.	31,230	2,415,016

Transport-Rail — 1.1%
Norfolk Southern Corp.	59,300	3,638,055

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	22,060	1,615,895

Water — 0.2%
American Water Works Co., Inc.	17,460	641,480

Total Long-Term Investment Securities (cost $294,506,493)		332,709,827

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $3,601,000)	$3,601,000	3,601,000

TOTAL INVESTMENTS (cost $298,107,493)(1)	99.6%	336,310,827
Other assets less liabilities	0.4	1,289,516

NET ASSETS	100.0%	$337,600,343

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Investment Management/Advisor Services	$17,023,158	$—	$—	$17,023,158
Medical-Drugs	30,031,032	—	—	30,031,032
Oil Companies-Integrated	24,271,408	—	—	24,271,408
Other Industries*	261,384,229	—	—	261,384,229
Short-Term Investment Securities:
Time Deposits	—	3,601,000	—	3,601,000

Total	$332,709,827	$3,601,000	$—	$336,310,827

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.2%
Aerospace/Defense — 2.0%
Boeing Co.	24,200	$1,704,648

Auto-Cars/Light Trucks — 2.4%
Ford Motor Co.	189,900	2,119,284

Banks-Commercial — 3.7%
CIT Group, Inc.†	79,010	2,940,752
M&T Bank Corp.	2,660	276,906

		3,217,658

Beverages-Non-alcoholic — 2.2%
Dr Pepper Snapple Group, Inc.	45,360	1,943,676

Cellular Telecom — 2.2%
America Movil SAB de CV, Series L ADR	77,720	1,965,539

Chemicals-Diversified — 0.5%
PPG Industries, Inc.	3,870	453,100

Computer Services — 4.3%
International Business Machines Corp.	19,270	3,748,593

Computers — 7.2%
Apple, Inc.	10,640	6,331,864

Computers-Memory Devices — 0.8%
Western Digital Corp.	21,500	735,945

Consulting Services — 1.1%
Towers Watson & Co., Class A	17,620	946,370

Decision Support Software — 0.6%
MSCI, Inc., Class A†	18,020	485,459

Diversified Banking Institutions — 8.4%
Citigroup, Inc.	103,934	3,886,092
JPMorgan Chase & Co.	82,500	3,438,600

		7,324,692

Diversified Manufacturing Operations — 0.6%
Pentair, Ltd.	11,658	492,434

E-Commerce/Products — 3.8%
eBay, Inc.†	69,650	3,363,398

Electric-Generation — 0.9%
AES Corp.	73,270	765,672

Electronic Security Devices — 1.5%
Tyco International, Ltd.	48,590	1,305,613

Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	6,570	484,866

Finance-Credit Card — 1.5%
Discover Financial Services	31,910	1,308,310

Finance-Other Services — 1.8%
CME Group, Inc.	25,760	1,440,757
IntercontinentalExchange, Inc.†	990	129,690

		1,570,447

Food-Confectionery — 2.2%
J.M. Smucker Co.	22,580	1,933,751

Food-Misc./Diversified — 2.3%
Kraft Foods Group, Inc.†	17,110	778,163
Mondelez International, Inc.	47,210	1,252,953

		2,031,116

Insurance Brokers — 1.8%
Marsh & McLennan Cos., Inc.	46,030	1,566,401

Insurance-Life/Health — 0.3%
Lincoln National Corp.	8,860	219,639

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	26,120	551,524

Medical Products — 2.8%
Covidien PLC	44,540	2,447,473

Medical-Drugs — 5.8%
Abbott Laboratories	32,870	2,153,642
Bristol-Myers Squibb Co.	37,970	1,262,502
Pfizer, Inc.	31,280	777,934
Sanofi	10,050	883,444

		5,077,522

Medical-Generic Drugs — 1.5%
Watson Pharmaceuticals, Inc.†	14,740	1,266,903

Medical-HMO — 0.2%
UnitedHealth Group, Inc.	3,260	182,560

Oil Companies-Exploration & Production — 2.1%
Noble Energy, Inc.	19,160	1,820,392

Oil Companies-Integrated — 3.5%
Chevron Corp.	27,650	3,047,306

Oil Field Machinery & Equipment — 3.3%
National Oilwell Varco, Inc.	39,680	2,924,416

Pharmacy Services — 2.0%
Express Scripts Holding Co.†	28,394	1,747,367

Pipelines — 0.9%
Kinder Morgan, Inc.	22,758	789,930

Publishing-Books — 2.5%
McGraw-Hill Cos., Inc.	38,860	2,148,181

Quarrying — 1.7%
Vulcan Materials Co.	33,240	1,528,043

Retail-Auto Parts — 1.8%
AutoZone, Inc.†	4,300	1,612,500

Retail-Automobile — 1.3%
CarMax, Inc.†	33,860	1,142,775

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	23,170	964,567

Retail-Restaurants — 0.5%
Yum! Brands, Inc.	6,560	459,922

Security Services — 1.2%
ADT Corp.†	24,295	1,008,485

Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	19,590	1,147,484

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	52,190	613,233

Telecom Services — 0.3%
Amdocs, Ltd.	6,980	230,829

Tobacco — 4.5%
Philip Morris International, Inc.	44,590	3,948,890

Transport-Rail — 2.1%
CSX Corp.	89,460	1,831,246

Transport-Services — 2.3%
United Parcel Service, Inc., Class B	27,220	1,993,865

Web Portals/ISP — 1.5%
Google, Inc., Class A†	1,910	1,298,361

Total Common Stock (cost $72,542,447)		85,802,249

PREFERRED STOCK — 0.3%
Soap & Cleaning Preparation — 0.3%
Henkel AG & Co. KGaA (cost $223,899)	3,012	240,526

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Kinder Morgan, Inc. Expires 02/15/2017 (strike price $40.00) (cost $4,776)	2,508	9,656

Total Long-Term Investment Securities (cost $72,771,122)		86,052,431

REPURCHASE AGREEMENT — 1.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2012, to be repurchased 11/01/2012 in the amount of $1,400,000 and collateralized by $1,240,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/2016 and having an approximate value of $1,431,728. (cost $1,400,000)	$1,400,000	1,400,000

TOTAL INVESTMENTS (cost $74,171,122)(1)	100.1%	87,452,431
Liabilities in excess of other assets	(0.1)	(64,735)

NET ASSETS	100.0%	$87,387,696

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,331,864	$—	$—	$6,331,864
Diversified Banking Institutions	7,324,692	—	—	7,324,692
Medical-Drugs	5,077,522	—	—	5,077,522
Other Industries*	67,068,171	—	—	67,068,171
Preferred Stock	240,526	—	—	240,526
Warrants	9,656	—	—	9,656
Repurchase Agreement	—	1,400,000	—	1,400,000

Total	$86,052,431	$1,400,000	$—	$87,452,431

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.3%
Agricultural Chemicals — 3.4%
Monsanto Co.	363,089	$31,251,070
Potash Corp. of Saskatchewan, Inc.	229,007	9,245,013

		40,496,083

Applications Software — 1.0%
Microsoft Corp.	431,790	12,321,128

Auto-Heavy Duty Trucks — 1.0%
PACCAR, Inc.	266,730	11,560,078

Banks-Fiduciary — 5.4%
Bank of New York Mellon Corp.	2,575,240	63,634,180

Banks-Super Regional — 6.5%
Wells Fargo & Co.	2,294,749	77,310,094

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	458,080	17,031,414

Beverages-Wine/Spirits — 1.4%
Diageo PLC ADR	144,950	16,559,088

Brewery — 0.8%
Heineken Holding NV	175,312	8,896,076

Broadcast Services/Program — 0.2%
Grupo Televisa SAB ADR	79,860	1,804,836

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	46,800	3,852,108

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	130,120	3,290,735

Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	163,830	12,701,740

Chemicals-Specialty — 1.0%
Ecolab, Inc.	176,110	12,257,256

Commercial Services — 1.2%
Iron Mountain, Inc.	405,952	14,045,939

Computers — 0.3%
Hewlett-Packard Co.	256,245	3,548,993

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	40,478	656,553

Cosmetics & Toiletries — 0.2%
Natura Cosmeticos SA	89,200	2,378,169

Diversified Banking Institutions — 1.3%
Goldman Sachs Group, Inc.	52,900	6,474,431
JPMorgan Chase & Co.	224,476	9,356,160

		15,830,591

Diversified Financial Services — 1.3%
Julius Baer Group, Ltd.	448,000	15,537,850

Diversified Minerals — 0.5%
BHP Billiton PLC	200,800	6,433,831

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.	4,050,176	13,430,819

E-Commerce/Products — 0.8%
Netflix, Inc.†	113,170	8,950,615

E-Commerce/Services — 1.0%
Expedia, Inc.	34,345	2,031,507
Groupon, Inc.†	436,250	1,797,350
Liberty Interactive Corp., Class A†	336,400	6,728,000
Liberty Ventures, Series A†	22,624	1,287,532

		11,844,389

Electric Products-Misc. — 0.4%
Emerson Electric Co.	95,520	4,626,034

Electronic Components-Semiconductors — 1.2%
Intel Corp.	174,430	3,772,049
Texas Instruments, Inc.	387,180	10,875,886

		14,647,935

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	94,192	3,389,970

Enterprise Software/Service — 0.9%
Oracle Corp.	351,000	10,898,550

Entertainment Software — 0.6%
Activision Blizzard, Inc.	644,700	7,020,783

Finance-Credit Card — 6.6%
American Express Co.	1,260,630	70,557,461
Visa, Inc., Class A	54,480	7,559,645

		78,117,106

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	535,210	7,268,152

Finance-Other Services — 0.2%
CME Group, Inc.	48,900	2,734,977

Food-Misc./Diversified — 0.2%
Nestle SA	39,240	2,490,158

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	128,700	3,998,709

Forestry — 0.0%
Sino-Forest Corp.†(1)(2)	916,990	0
Sino-Forest Corp.†*(1)(2)	25,000	0

		0

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,091,557

Industrial Gases — 0.8%
Praxair, Inc.	86,500	9,187,165

Insurance-Multi-line — 4.2%
ACE, Ltd.	144,020	11,327,173
Loews Corp.	901,650	38,121,762

		49,448,935

Insurance-Property/Casualty — 5.5%
Alleghany Corp.†	53,246	18,508,310
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,530,041
Fairfax Financial Holdings, Ltd. (OTC)	17,490	6,514,150
Markel Corp.†	4,150	1,958,551
Progressive Corp.	1,596,900	35,610,870

		65,121,922

Insurance-Reinsurance — 4.2%
Berkshire Hathaway, Inc., Class A†	335	43,384,175
Everest Re Group, Ltd.	53,475	5,938,399

		49,322,574

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	63,690	3,717,585

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	4,290	363,492

Metal-Diversified — 0.6%
Rio Tinto PLC	129,360	6,480,786

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	108,110	5,055,224

Multimedia — 2.6%
Walt Disney Co.	623,100	30,575,517

Oil & Gas Drilling — 0.6%
Transocean, Ltd.	153,648	7,020,177

Oil Companies-Exploration & Production — 7.8%
Canadian Natural Resources, Ltd.	1,098,748	33,182,190
Devon Energy Corp.	252,432	14,694,067
EOG Resources, Inc.	97,490	11,356,610
Occidental Petroleum Corp.	419,642	33,134,932
OGX Petroleo e Gas Participacoes SA†	129,400	300,078

		92,667,877

Oil-Field Services — 0.7%
Schlumberger, Ltd.	111,760	7,770,673

Pharmacy Services — 3.3%
Express Scripts Holding Co.†	634,940	39,074,208

Real Estate Operations & Development — 1.5%
Brookfield Asset Management, Inc., Class A	234,676	8,082,242
Hang Lung Group, Ltd.	1,659,000	9,793,388

		17,875,630

Retail-Automobile — 1.0%
CarMax, Inc.†	334,620	11,293,425

Retail-Bedding — 3.3%
Bed Bath & Beyond, Inc.†	679,820	39,212,018

Retail-Discount — 3.6%
Costco Wholesale Corp.	428,492	42,176,467

Retail-Drug Store — 6.1%
CVS Caremark Corp.	1,521,726	70,608,086
Walgreen Co.	25,450	896,604

		71,504,690

Retail-Jewelry — 0.5%
Cie Financiere Richemont SA, Class A	31,800	2,062,407
Tiffany & Co.	65,030	4,111,197

		6,173,604

Tobacco — 0.7%
Philip Morris International, Inc.	99,205	8,785,595

Transport-Services — 1.1%
Kuehne & Nagel International AG	114,000	13,305,916

Web Portals/ISP — 4.4%
Google, Inc., Class A†	75,828	51,545,599

Total Long-Term Investment Securities (cost $824,962,969)		1,139,335,575

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Commercial Paper — 3.7%
Barclays U.S. Funding LLC 0.16% due 11/01/2012 (cost $43,105,000)	$43,105,000	43,105,000

TOTAL INVESTMENTS (cost $868,067,969) (3)	100.0%	1,182,440,575
Other assets less liabilities	0.0	311,653

NET ASSETS	100.0%	$1,182,752,228

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.

ADR  — American Depository Receipt

OTC  — Over the Counter U.S.

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$63,634,180	$—	$—	$63,634,180
Banks-Super Regional	77,310,094	—	—	77,310,094
Finance-Credit Cards	78,117,106	—	—	78,117,106
Forestry	—	—	0	0
Insurance-Property/Casualty	65,121,922	—	—	65,121,922
Oil Companies-Exploration & Production	92,667,877	—	—	92,667,877
Retail-Drug Store	71,504,690	—	—	71,504,690
Other Industries*	690,979,706	—	—	690,979,706
Short-Term Investment Securities:
Commercial Paper	—	43,105,000	—	43,105,000

Total	$1,139,335,575	$43,105,000	$0	$1,182,440,575

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.2%
Aerospace/Defense — 6.8%
General Dynamics Corp.	46,865	$3,190,569
Northrop Grumman Corp.	46,473	3,192,231

		6,382,800

Applications Software — 3.3%
Microsoft Corp.	106,268	3,032,357

Beverages-Non-alcoholic — 3.3%
PepsiCo, Inc.	44,597	3,087,896

Chemicals-Diversified — 6.2%
Air Products & Chemicals, Inc.	38,144	2,957,304
E.I. du Pont de Nemours & Co.	63,674	2,834,767

		5,792,071

Commercial Services-Finance — 3.3%
Paychex, Inc.	95,310	3,090,903

Consumer Products-Misc. — 6.6%
Clorox Co.	43,542	3,148,086
Kimberly-Clark Corp.	36,446	3,041,419

		6,189,505

Cosmetics & Toiletries — 3.4%
Procter & Gamble Co.	45,787	3,170,292

Distribution/Wholesale — 3.5%
Genuine Parts Co.	51,618	3,230,255

Diversified Manufacturing Operations — 3.4%
Eaton Corp.	67,633	3,193,630

Electric Products-Misc. — 3.4%
Emerson Electric Co.	65,538	3,174,005

Electronic Components-Semiconductors — 3.2%
Intel Corp.	138,075	2,985,872

Food-Misc./Diversified — 6.8%
General Mills, Inc.	78,537	3,147,763
Kellogg Co.	60,799	3,181,004

		6,328,767

Food-Wholesale/Distribution — 3.3%
Sysco Corp.	99,440	3,089,601

Medical Products — 3.5%
Baxter International, Inc.	52,119	3,264,213

Medical-Drugs — 10.2%
Johnson & Johnson	45,748	3,239,873
Merck & Co., Inc.	69,387	3,166,129
Pfizer, Inc.	125,438	3,119,643

		9,525,645

Oil Companies-Integrated — 3.2%
Chevron Corp.	26,705	2,943,158

Retail-Drug Store — 3.2%
Walgreen Co.	85,319	3,005,788

Retail-Restaurants — 6.4%
Darden Restaurants, Inc.	56,776	2,987,553
McDonald’s Corp.	34,660	3,008,488

		5,996,041

Telephone-Integrated — 6.4%
AT&T, Inc.	83,451	2,886,570
Verizon Communications, Inc.	68,728	3,068,018

		5,954,588

Tobacco — 3.4%
Lorillard, Inc.	26,997	3,131,922

Toys — 3.2%
Hasbro, Inc.	83,128	2,991,777

Transport-Rail — 3.2%
Norfolk Southern Corp.	48,582	2,980,506

Total Long-Term Investment Securities (cost $85,362,986)		92,541,592

REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $420,000)	$420,000	420,000

TOTAL INVESTMENTS (cost $85,782,986) (2)	99.7%	92,961,592
Other assets less liabilities	0.3	323,168

NET ASSETS	100.0%	$93,284,760

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$6,382,800	$—	$—	$6,382,800
Chemicals-Diversified	5,792,071	—	—	5,792,071
Consumer Products-Misc.	6,189,505	—	—	6,189,505
Food-Misc./Diversified	6,328,767	—	—	6,328,767
Medical-Drugs	9,525,645	—	—	9,525,645
Retail-Restaurants	5,996,041	—	—	5,996,041
Telephone-Integrated	5,954,588	—	—	5,954,588
Other Industries*	46,372,175	—	—	46,372,175
Repurchase Agreement	—	420,000	—	420,000

Total	$92,541,592	$420,000	$—	$92,961,592

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 94.5%
Aerospace/Defense — 1.8%
Boeing Co.	90,125	$6,348,405

Agricultural Chemicals — 1.4%
Monsanto Co.	57,060	4,911,154

Apparel Manufacturers — 3.1%
Coach, Inc.	93,000	5,212,650
VF Corp.	37,180	5,817,926

		11,030,576

Applications Software — 4.9%
Citrix Systems, Inc.†	135,690	8,386,999
Intuit, Inc.	73,030	4,339,443
Red Hat, Inc.†	99,030	4,869,305

		17,595,747

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	51,398	3,033,510

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	196,778	7,381,143

Casino Hotels — 0.9%
Las Vegas Sands Corp.	67,180	3,119,839

Computer Aided Design — 1.6%
ANSYS, Inc.†	82,555	5,851,498

Computer Services — 2.9%
Cognizant Technology Solutions Corp., Class A†	153,370	10,222,111

Computers — 7.6%
Apple, Inc.	45,710	27,202,021

Computers-Memory Devices — 0.6%
EMC Corp.†	84,957	2,074,650

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	90,360	5,567,983

Diagnostic Kits — 1.8%
IDEXX Laboratories, Inc.†	65,400	6,291,480

Diversified Manufacturing Operations — 2.9%
Danaher Corp.	151,551	7,839,733
Dover Corp.	45,960	2,675,791

		10,515,524

E-Commerce/Products — 1.8%
eBay, Inc.†	132,287	6,388,139

E-Commerce/Services — 0.8%
priceline.com, Inc.†	5,030	2,886,063

Electric Products-Misc. — 1.8%
AMETEK, Inc.	83,112	2,954,632
Emerson Electric Co.	69,970	3,388,647

		6,343,279

Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A	75,366	2,376,667
Mellanox Technologies, Ltd.†	11,063	851,519

		3,228,186

Enterprise Software/Service — 1.6%
Oracle Corp.	188,260	5,845,473

Finance-Credit Card — 1.7%
Visa, Inc., Class A	42,880	5,950,029

Finance-Other Services — 2.2%
IntercontinentalExchange, Inc.†	59,396	7,780,876

Food-Confectionery — 1.5%
Hershey Co.	79,300	5,459,805

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	30,451	2,163,848

Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	18,070	1,932,225

Internet Infrastructure Software — 2.7%
F5 Networks, Inc.†	58,170	4,797,862
TIBCO Software, Inc.†	188,744	4,758,236

		9,556,098

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	40,440	5,115,660

Machinery-General Industrial — 0.8%
Roper Industries, Inc.	25,570	2,791,477

Machinery-Pumps — 0.7%
Flowserve Corp.	19,787	2,680,941

Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	5,470	2,965,943

Medical-Biomedical/Gene — 4.8%
Biogen Idec, Inc.†	40,496	5,597,357
Celgene Corp.†	67,230	4,929,304
Gilead Sciences, Inc.†	78,080	5,243,853
Illumina, Inc.†	31,093	1,477,228

		17,247,742

Medical-Drugs — 1.8%
Allergan, Inc.	72,916	6,556,607

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	192,448	10,777,088

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	49,110	4,582,454

Metal Processors & Fabrication — 2.6%
Precision Castparts Corp.	52,860	9,148,480

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	56,937	2,662,374

Multimedia — 2.8%
Walt Disney Co.	201,072	9,866,603

Oil Companies-Exploration & Production — 2.1%
EOG Resources, Inc.	24,215	2,820,805
Noble Energy, Inc.	47,910	4,551,929

		7,372,734

Oil Field Machinery & Equipment — 2.1%
FMC Technologies, Inc.†	55,990	2,289,991
National Oilwell Varco, Inc.	68,880	5,076,456

		7,366,447

Oil-Field Services — 4.4%
Oceaneering International, Inc.	82,187	4,300,846
Schlumberger, Ltd.	163,340	11,357,030

		15,657,876

Private Equity — 0.6%
Blackstone Group LP	146,653	2,252,590

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	31,880	2,731,478

Retail-Discount — 1.6%
Dollar General Corp.†	116,635	5,670,794

Retail-Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	18,110	4,609,538

Starbucks Corp.	71,000	3,258,900

		7,868,438

Semiconductor Components-Integrated Circuits — 1.6%
QUALCOMM, Inc.	98,960	5,796,582

Tobacco — 3.8%
Philip Morris International, Inc.	155,121	13,737,516

Web Hosting/Design — 0.6%
Rackspace Hosting, Inc.†	32,520	2,071,199

Web Portals/ISP — 4.0%
Google, Inc., Class A†	21,115	14,353,344

Total Long-Term Investment Securities (cost $302,667,105)		337,954,029

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Time Deposits — 5.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $20,553,000)	$20,553,000	20,553,000

TOTAL INVESTMENTS (cost $323,220,105)(1)	100.2%	358,507,029
Liabilities in excess of other assets	(0.2)	(811,835)

NET ASSETS	100.0%	$357,695,194

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$27,202,021	$—	$—	$27,202,021
Other Industries*	310,752,008	—	—	310,752,008
Short-Term Investment Securities:
Time Deposit	—	20,553,000	—	20,553,000

Total	$337,954,029	$20,553,000	$—	$358,507,029

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.8%
Aerospace/Defense — 0.8%
TransDigm Group, Inc.†	3,570	$475,560

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	8,760	684,682

Agricultural Chemicals — 1.8%
Monsanto Co.	11,950	1,028,536

Apparel Manufacturers — 2.1%
Coach, Inc.	12,650	709,032
Ralph Lauren Corp.	3,400	522,546

		1,231,578

Applications Software — 2.6%
Intuit, Inc.	11,510	683,924
Salesforce.com, Inc.†	5,750	839,385

		1,523,309

Athletic Footwear — 1.4%
NIKE, Inc., Class B	8,580	784,040

Auto/Truck Parts & Equipment-Original — 0.8%
Johnson Controls, Inc.	18,410	474,058

Banks-Commercial — 0.8%
Standard Chartered PLC	19,067	450,310

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	26,570	987,873

Beverages-Wine/Spirits — 1.2%
Brown-Forman Corp., Class B	10,795	691,528

Brewery — 1.5%
SABMiller PLC	20,640	884,155

Chemicals-Diversified — 1.1%
PPG Industries, Inc.	5,350	626,378

Chemicals-Specialty — 1.3%
Ecolab, Inc.	11,110	773,256

Computer Services — 0.5%
International Business Machines Corp.	1,410	274,287

Computers — 8.7%
Apple, Inc.	8,370	4,980,987

Computers-Integrated Systems — 1.5%
Teradata Corp.†	12,980	886,664

Computers-Memory Devices — 0.5%
SanDisk Corp.†	6,890	287,726

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	7,580	795,597
Estee Lauder Cos., Inc., Class A	11,390	701,852

		1,497,449

Data Processing/Management — 0.6%
Fiserv, Inc.†	4,640	347,722

Distribution/Wholesale — 0.6%
WW Grainger, Inc.	1,750	352,468

Diversified Manufacturing Operations — 3.0%
Danaher Corp.	17,340	896,998
Eaton Corp.	4,630	218,629
Parker Hannifin Corp.	7,610	598,602

		1,714,229

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	3,245	755,501
eBay, Inc.†	20,930	1,010,710

		1,766,211

Electronic Components-Semiconductors — 2.7%
Avago Technologies, Ltd.	11,990	396,030
Broadcom Corp., Class A	21,190	668,227
Texas Instruments, Inc.	16,380	460,114

		1,524,371

Engines-Internal Combustion — 0.9%
Cummins, Inc.	5,390	504,396

Finance-Credit Card — 2.6%
American Express Co.	11,480	642,536
Visa, Inc., Class A	5,940	824,234

		1,466,770

Food-Misc./Diversified — 1.6%
Nestle SA	14,097	894,591

Industrial Gases — 0.8%
Praxair, Inc.	4,290	455,641

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	2,790	472,542

Machinery-Construction & Mining — 1.0%
Joy Global, Inc.	9,460	590,777

Medical Information Systems — 0.9%
Cerner Corp.†	7,100	540,949

Medical Products — 1.1%
Baxter International, Inc.	10,380	650,099

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	4,090	369,654
Biogen Idec, Inc.†	810	111,958
Vertex Pharmaceuticals, Inc.†	17,320	835,517

		1,317,129

Medical-Drugs — 6.7%
Allergan, Inc.	12,620	1,134,790
Bristol-Myers Squibb Co.	26,830	892,098
Novo Nordisk A/S, Class B	6,726	1,083,925
Roche Holding AG	3,884	746,939

		3,857,752

Medical-Generic Drugs — 1.0%
Perrigo Co.	4,990	573,900

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	4,960	858,427

Multimedia — 1.9%
Walt Disney Co.	22,590	1,108,491

Oil & Gas Drilling — 1.4%
Ensco PLC, Class A	14,120	816,418

Oil Companies-Exploration & Production — 1.9%
Noble Energy, Inc.	8,290	787,633
Occidental Petroleum Corp.	4,200	331,632

		1,119,265

Oil Companies-Integrated — 1.9%
Chevron Corp.	6,300	694,323
Phillips 66	8,415	396,851

		1,091,174

Oil Field Machinery & Equipment — 2.7%
Cameron International Corp.†	14,680	743,395
National Oilwell Varco, Inc.	10,830	798,171

		1,541,566

Oil-Field Services — 2.5%
Oceaneering International, Inc.	4,960	259,557
Schlumberger, Ltd.	16,590	1,153,502

		1,413,059

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	10,770	922,774

Retail-Discount — 2.1%
Costco Wholesale Corp.	12,080	1,189,034

Retail-Jewelry — 0.9%
Tiffany & Co.	8,290	524,094

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	20,840	867,569

Retail-Restaurants — 3.4%
McDonald’s Corp.	14,260	1,237,768
Yum! Brands, Inc.	9,950	697,594

		1,935,362

Semiconductor Components-Integrated Circuits — 3.8%
QUALCOMM, Inc.	37,630	2,204,177

Software Tools — 1.0%
VMware, Inc., Class A†	7,040	596,781

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	44,790	526,283

Tobacco — 1.2%
Philip Morris International, Inc.	7,830	693,425

Transport-Rail — 2.8%
Kansas City Southern	7,510	604,255
Union Pacific Corp.	8,270	1,017,458

		1,621,713

Transport-Services — 0.1%
United Parcel Service, Inc., Class B	980	71,785

Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	6,920	406,204

Vitamins & Nutrition Products — 1.0%
Mead Johnson Nutrition Co.	8,960	552,474

Web Portals/ISP — 3.2%
Google, Inc., Class A†	2,735	1,859,171

Total Long-Term Investment Securities (cost $43,986,660)		57,491,169

REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2012, to be repurchased 11/01/2012 in the amount of $250,000 and collateralized by $225,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/2016 and having an approximate value of $259,789. (cost $250,000)	$250,000	250,000

TOTAL INVESTMENTS (cost $44,236,660)(1)	100.2%	57,741,169
Liabilities in excess of other assets	(0.2)	(117,631)

NET ASSETS	100.0%	$57,623,538

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$4,980,987	$—	$—	$4,980,987
Medical-Drugs	3,857,752	—	—	3,857,752
Other Industries*	48,652,430	—	—	48,652,430
Repurchase Agreement	—	250,000	—	250,000

Total	$57,491,169	$250,000	$—	$57,741,169

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.6%
Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	93,880	$7,337,661

Apparel Manufacturers — 0.8%
VF Corp.	23,750	3,716,400

Applications Software — 1.2%
Check Point Software Technologies, Ltd.†	79,480	3,539,244
Citrix Systems, Inc.†	31,170	1,926,618

		5,465,862

Athletic Footwear — 0.8%
NIKE, Inc., Class B	39,980	3,653,372

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	28,087	2,237,084

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC†	58,350	1,834,524

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	90,074	2,225,728
State Street Corp.	43,380	1,933,447

		4,159,175

Banks-Super Regional — 1.8%
Wells Fargo & Co.	229,800	7,741,962

Beverages-Wine/Spirits — 1.2%
Diageo PLC	178,481	5,100,897

Brewery — 1.0%
Heineken NV	69,976	4,314,115

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	170,850	6,408,584

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	72,180	2,742,118

Coatings/Paint — 0.4%
Sherwin-Williams Co.	13,360	1,904,869

Commercial Services-Finance — 1.2%
Mastercard, Inc., Class A	11,470	5,286,867

Computer Services — 1.2%
Accenture PLC, Class A	48,440	3,265,340
Cognizant Technology Solutions Corp., Class A†	32,530	2,168,125

		5,433,465

Computers — 4.3%
Apple, Inc.	31,730	18,882,523

Computers-Memory Devices — 1.9%
EMC Corp.†	341,810	8,347,000

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	43,080	4,521,677
Procter & Gamble Co.	115,720	8,012,453

		12,534,130

Diversified Banking Institutions — 5.0%
Bank of America Corp.	377,110	3,514,665
Goldman Sachs Group, Inc.	61,520	7,529,433
JPMorgan Chase & Co.	265,680	11,073,542

		22,117,640

Diversified Manufacturing Operations — 3.5%
3M Co.	48,500	4,248,600
Danaher Corp.	212,000	10,966,760

		15,215,360

Electric-Integrated — 3.2%
Alliant Energy Corp.	70,360	3,145,092
American Electric Power Co., Inc.	104,410	4,639,981
CMS Energy Corp.	128,620	3,128,038
Wisconsin Energy Corp.	83,670	3,218,785

		14,131,896

Electronic Components-Semiconductors — 2.6%
Altera Corp.	159,460	4,860,341
Microchip Technology, Inc.	204,710	6,417,658

		11,277,999

Engineering/R&D Services — 0.8%
Fluor Corp.	63,740	3,559,879

Enterprise Software/Service — 1.7%
Oracle Corp.	240,540	7,468,767

Finance-Credit Card — 3.2%
American Express Co.	121,720	6,812,668
Visa, Inc., Class A	51,000	7,076,760

		13,889,428

Food-Misc./Diversified — 2.3%
Danone SA	98,114	6,031,056
General Mills, Inc.	99,500	3,987,960

		10,019,016

Industrial Gases — 2.0%
Linde AG	25,689	4,320,257
Praxair, Inc.	41,090	4,364,169

		8,684,426

Instruments-Controls — 1.6%
Honeywell International, Inc.	116,220	7,117,313

Instruments-Scientific — 1.5%
Thermo Fisher Scientific, Inc.	105,330	6,431,450

Insurance-Multi-line — 1.7%
ACE, Ltd.	96,610	7,598,376

Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	29,190	616,347

Internet Security — 0.3%
VeriSign, Inc.†	30,280	1,122,480

Investment Management/Advisor Services — 2.8%
BlackRock, Inc.	36,791	6,978,517
Franklin Resources, Inc.	42,130	5,384,214

		12,362,731

Medical Instruments — 2.4%
Medtronic, Inc.	99,250	4,126,815
St. Jude Medical, Inc.	162,270	6,208,450

		10,335,265

Medical Products — 2.3%
Baxter International, Inc.	50,760	3,179,099
Covidien PLC	128,880	7,081,956

		10,261,055

Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	43,890	3,218,015
Gilead Sciences, Inc.†	60,720	4,077,955

		7,295,970

Medical-Drugs — 4.4%
Johnson & Johnson	114,660	8,120,221
Pfizer, Inc.	439,660	10,934,344

		19,054,565

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	71,450	2,888,009

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	32,760	5,669,773

Multimedia — 2.5%
Viacom, Inc., Class B	34,320	1,759,587
Walt Disney Co.	191,290	9,386,600

		11,146,187

Networking Products — 0.6%
Cisco Systems, Inc.	142,160	2,436,622

Oil Companies-Exploration & Production — 2.8%
EOG Resources, Inc.	53,700	6,255,513
Occidental Petroleum Corp.	74,550	5,886,468

		12,141,981

Oil Companies-Integrated — 4.3%
Chevron Corp.	67,790	7,471,136
Exxon Mobil Corp.	125,890	11,477,391

		18,948,527

Oil Field Machinery & Equipment — 2.4%
Cameron International Corp.†	73,600	3,727,104
Dresser-Rand Group, Inc.†	73,030	3,763,236
National Oilwell Varco, Inc.	43,220	3,185,314

		10,675,654

Oil-Field Services — 0.8%
Schlumberger, Ltd.	47,700	3,316,581

Real Estate Investment Trusts — 1.3%
American Tower Corp.	76,620	5,768,720

Retail-Apparel/Shoe — 0.6%
Hennes & Mauritz AB, Class B	78,490	2,656,606

Retail-Discount — 1.7%
Target Corp.	114,220	7,281,525

Retail-Regional Department Stores — 1.1%
Kohl’s Corp.	88,910	4,737,125

Retail-Restaurants — 0.7%
McDonald’s Corp.	36,950	3,207,260

Semiconductor Equipment — 0.4%
ASML Holding NV	29,596	1,626,892

Soap & Cleaning Preparation — 0.9%
Reckitt Benckiser Group PLC	66,061	3,997,721

Telephone-Integrated — 1.1%
AT&T, Inc.	136,150	4,709,429

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	25,664	4,171,353

Tobacco — 1.9%
Philip Morris International, Inc.	95,630	8,468,993

Tools-Hand Held — 0.9%
Stanley Black & Decker, Inc.	55,560	3,850,308

Transport-Rail — 1.2%
Canadian National Railway Co.	60,200	5,200,076

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	60,930	4,463,123

Web Portals/ISP — 2.0%
Google, Inc., Class A†	12,920	8,782,628

Total Long-Term Investment Securities (cost $372,579,864)		431,805,664

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 2.1%
HSBC Americas, Inc 0.06% due 11/01/12 (cost $9,228,000)	$9,228,000	9,228,000

TOTAL INVESTMENTS (cost $381,807,864) (1)	100.7%	441,033,664
Liabilities in excess of other assets	(0.7)	(3,216,678)

NET ASSETS	100.0%	$437,816,986

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — America Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$22,117,640	$—	$—	$22,117,640
Other Industries*	409,688,024	—	—	409,688,024
Short-Term Investment Securities:
Commercial Paper	—	9,228,000	—	9,228,000

Total	$431,805,664	$9,228,000	$—	$441,033,664

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investment

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.2%
Agricultural Chemicals — 2.0%
Monsanto Co.	39,500	$3,399,765

Apparel Manufacturers — 0.7%
Under Armour, Inc., Class A†	24,710	1,291,345

Applications Software — 2.2%
Red Hat, Inc.†	37,490	1,843,383
Salesforce.com, Inc.†	13,070	1,907,959

		3,751,342

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC†	46,180	1,451,899

Banks-Super Regional — 1.4%
Capital One Financial Corp.	38,930	2,342,418

Brewery — 1.5%
Anheuser-Busch InBev NV ADR	31,320	2,624,616

Broadcast Services/Program — 1.6%
Liberty Media Corp. - Liberty Capital, Class A†	25,301	2,825,363

Commercial Services-Finance — 3.5%
Alliance Data Systems Corp.†	20,680	2,958,274
Mastercard, Inc., Class A	6,680	3,079,012

		6,037,286

Computers — 8.0%
Apple, Inc.	23,104	13,749,190

Computers-Integrated Systems — 1.1%
Teradata Corp.†	28,510	1,947,518

Distribution/Wholesale — 1.4%
WW Grainger, Inc.	11,665	2,349,448

Diversified Manufacturing Operations — 1.1%
Danaher Corp.	37,640	1,947,117

E-Commerce/Products — 4.8%
Amazon.com, Inc.†	14,767	3,438,053
eBay, Inc.†	99,700	4,814,513

		8,252,566

E-Commerce/Services — 1.2%
priceline.com, Inc.†	3,590	2,059,834

Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A	48,560	1,531,339
Mellanox Technologies, Ltd.†	6,180	475,675
Skyworks Solutions, Inc.†	33,820	791,388

		2,798,402

Engines-Internal Combustion — 1.8%
Cummins, Inc.	32,694	3,059,505

Finance-Credit Card — 3.6%
Discover Financial Services	45,040	1,846,640
Visa, Inc., Class A	30,960	4,296,010

		6,142,650

Food-Confectionery — 1.3%
Hershey Co.	33,250	2,289,263

Food-Retail — 2.0%
Whole Foods Market, Inc.	36,200	3,429,226

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	13,430	1,436,070

Internet Infrastructure Software — 0.5%
TIBCO Software, Inc.†	34,070	858,905

Investment Management/Advisor Services — 2.4%
Affiliated Managers Group, Inc.†	18,808	2,379,212
Ameriprise Financial, Inc.	31,460	1,836,320

		4,215,532

Medical Information Systems — 1.0%
Cerner Corp.†	23,630	1,800,370

Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	3,660	1,984,525

Medical-Biomedical/Gene — 5.5%
Alexion Pharmaceuticals, Inc.†	24,133	2,181,141
Celgene Corp.†	34,550	2,533,206
Gilead Sciences, Inc.†	51,600	3,465,456
Vertex Pharmaceuticals, Inc.†	28,660	1,382,558

		9,562,361

Medical-Drugs — 5.8%
Abbott Laboratories	75,860	4,970,347
Allergan, Inc.	32,895	2,957,919
Novo Nordisk A/S ADR	12,780	2,048,506

		9,976,772

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	23,640	1,323,840

Metal Processors & Fabrication — 1.9%
Precision Castparts Corp.	18,770	3,248,524

Oil Companies-Exploration & Production — 1.5%
Pioneer Natural Resources Co.	25,070	2,648,646

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	5,310	391,347

Oil-Field Services — 1.3%
Schlumberger, Ltd.	32,540	2,262,506

Pharmacy Services — 0.7%
Catamaran Corp.†	23,840	1,124,294

Pipelines — 1.6%
Williams Cos., Inc.	78,650	2,751,963

Radio — 0.6%
Sirius XM Radio, Inc.†	339,340	950,152

Rental Auto/Equipment — 0.9%
Hertz Global Holdings, Inc.†	121,605	1,613,698

Retail-Apparel/Shoe — 2.7%
Limited Brands, Inc.	76,700	3,673,163
Lululemon Athletica, Inc.†	13,070	901,961

		4,575,124

Retail-Building Products — 1.8%
Home Depot, Inc.	51,290	3,148,180

Retail-Discount — 4.6%
Dollar General Corp.†	107,774	5,239,972
Target Corp.	41,230	2,628,412

		7,868,384

Retail-Major Department Stores — 3.5%
Nordstrom, Inc.	50,140	2,846,448
TJX Cos., Inc.	76,500	3,184,695

		6,031,143

Retail-Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.	12,218	1,126,744

Retail-Restaurants — 1.3%
Starbucks Corp.	50,140	2,301,426

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	36,490	2,137,402

Software Tools — 1.3%
VMware, Inc., Class A†	26,790	2,270,988

Television — 1.4%
CBS Corp., Class B	73,300	2,374,920

Transport-Rail — 4.1%
Kansas City Southern	38,420	3,091,273
Union Pacific Corp.	32,619	4,013,116

		7,104,389

Web Portals/ISP — 3.3%
Baidu, Inc. ADR†	7,320	780,458
Google, Inc., Class A†	7,130	4,846,760

		5,627,218

Wireless Equipment — 2.0%
Crown Castle International Corp.†	50,350	3,360,862

Total Long-Term Investment Securities (cost $148,450,631)		165,825,038

REPURCHASE AGREEMENT — 6.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/31/12, to be repurchased 11/01/12 in the amount of $11,262,003 and collateralized by $9,950,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/2016 and having approximate value of $11,488,459 (cost $11,262,000)	$11,262,000	11,262,000

TOTAL INVESTMENTS (cost $159,712,631)(1)	102.7%	177,087,038
Liabilities in excess of other assets	(2.7)	(4,627,440)

NET ASSETS	100.0%	$172,459,598

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$13,749,190	$—	$—	$13,749,190
Medical-Biomedical/Gene	9,562,361	—	—	9,562,361
Medical-Drugs	9,976,772	—	—	9,976,772
Other Industries*	132,536,715	—	—	132,536,715
Repurchase Agreement	—	11,262,000	—	11,262,000

Total	$165,825,038	$11,262,000	$—	$177,087,038

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.9%
Aerospace/Defense — 0.8%
Boeing Co.	9,442	$665,094

Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	22,453	1,754,926

Apparel Manufacturers — 2.5%
Coach, Inc.	10,955	614,028
Michael Kors Holdings, Ltd.†	26,574	1,453,332

		2,067,360

Applications Software — 2.4%
Red Hat, Inc.†	11,814	580,894
Salesforce.com, Inc.†	9,818	1,433,232

		2,014,126

Banks-Super Regional — 1.0%
Capital One Financial Corp.	14,152	851,526

Beverages-Non-alcoholic — 1.6%
PepsiCo, Inc.	19,835	1,373,375

Beverages-Wine/Spirits — 1.0%
Beam, Inc.	15,561	864,569

Building-Residential/Commercial — 0.9%
PulteGroup, Inc.†	43,734	758,348

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	55,893	2,096,546
DISH Network Corp., Class A†	29,746	1,059,850

		3,156,396

Commercial Services-Finance — 2.9%
Alliance Data Systems Corp.†	8,306	1,188,173
Mastercard, Inc., Class A	2,746	1,265,714

		2,453,887

Computer Services — 1.7%
International Business Machines Corp.	7,525	1,463,838

Computers — 8.5%
Apple, Inc.	11,993	7,137,034

Computers-Memory Devices — 1.8%
EMC Corp.†	61,500	1,501,830

Cosmetics & Toiletries — 2.0%
Estee Lauder Cos., Inc., Class A	13,674	842,592
Procter & Gamble Co.	11,988	830,049

		1,672,641

Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc.†	9,338	898,316

Diversified Banking Institutions — 1.4%
Goldman Sachs Group, Inc.	9,357	1,145,203

Diversified Manufacturing Operations — 1.4%
3M Co.	6,930	607,068
General Electric Co.	27,919	587,974

		1,195,042

E-Commerce/Products — 1.7%
eBay, Inc.†	29,491	1,424,120

Electric Products-Misc. — 1.6%
AMETEK, Inc.	38,118	1,355,095

Electronic Components-Semiconductors — 1.1%
Intel Corp.	43,464	939,909

Electronic Connectors — 1.2%
Amphenol Corp., Class A	16,709	1,004,712

Electronic Design Automation — 1.5%
Cadence Design Systems, Inc.†	102,500	1,297,650

Engineering/R&D Services — 1.4%
Fluor Corp.	20,751	1,158,943

Enterprise Software/Service — 3.1%
Oracle Corp.	64,815	2,012,506
Workday, Inc., Class A†	12,970	629,045

		2,641,551

Finance-Credit Card — 2.4%
Visa, Inc., Class A	14,608	2,027,006

Finance-Other Services — 0.5%
IntercontinentalExchange, Inc.†	3,358	439,898

Food-Misc./Diversified — 1.5%
Mondelez International, Inc., Class A	47,596	1,263,198

Food-Retail — 1.5%
Whole Foods Market, Inc.	13,675	1,295,433

Instruments-Controls — 2.4%
Honeywell International, Inc.	33,351	2,042,415

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	9,663	1,033,265

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	8,893	1,124,964

Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	2,398	1,300,244

Medical-Biomedical/Gene — 4.6%
Amgen, Inc.	10,860	939,879
Biogen Idec, Inc.†	8,347	1,153,722
Gilead Sciences, Inc.†	26,171	1,757,644

		3,851,245

Medical-Drugs — 4.5%
Abbott Laboratories	20,922	1,370,809
Allergan, Inc.	11,704	1,052,424
Pfizer, Inc.	55,465	1,379,415

		3,802,648

Metal-Copper — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	19,611	762,476

Networking Products — 0.7%
Cisco Systems, Inc.	31,713	543,561

Oil & Gas Drilling — 1.0%
Ensco PLC, Class A	14,760	853,423

Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	10,250	705,302

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	12,385	627,176

Oil-Field Services — 1.7%
Schlumberger, Ltd.	21,171	1,472,020

Pharmacy Services — 1.9%
Express Scripts Holding Co.†	25,447	1,566,008

Retail-Apparel/Shoe — 1.5%
Urban Outfitters, Inc.†	34,289	1,226,175

Retail-Automobile — 1.3%
CarMax, Inc.†	32,449	1,095,154

Retail-Discount — 5.3%
Costco Wholesale Corp.	18,740	1,844,578
Family Dollar Stores, Inc.	9,914	653,928
Wal-Mart Stores, Inc.	26,163	1,962,748

		4,461,254

Retail-Major Department Stores — 0.7%
J.C. Penney Co., Inc.	24,587	590,334

Retail-Restaurants — 1.0%
Starbucks Corp.	18,854	865,399

Retail-Sporting Goods — 0.9%
Dick’s Sporting Goods, Inc.	15,514	775,700

Retail-Vitamins & Nutrition Supplements — 0.8%
GNC Holdings, Inc., Class A	17,780	687,553

Software Tools — 0.5%
VMware, Inc., Class A†	5,162	437,583

Web Portals/ISP — 2.6%
Google, Inc., Class A†	3,170	2,154,871

Wireless Equipment — 0.8%
Crown Castle International Corp.†	10,386	693,266

Total Long-Term Investment Securities (cost $76,148,987)		78,493,062

REPURCHASE AGREEMENT — 7.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $6,068,000)	$6,068,000	6,068,000

TOTAL INVESTMENTS (cost $82,216,987) (2)	100.1%	84,561,062
Liabilities in excess of other assets	(0.1)	(80,191)

NET ASSETS	100.0%	$84,480,871

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$7,137,034	$—	$—	$7,137,034
Retail-Discount	4,461,254	—	—	4,461,254
Other Industries*	66,894,774	—	—	66,894,774
Repurchase Agreement	—	6,068,000	—	6,068,000

Total	$78,493,062	$6,068,000	$—	$84,561,062

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 93.5%
Real Estate Investment Trusts — 89.6%
Alexandria Real Estate Equities, Inc.	356,163	$25,084,560
American Campus Communities, Inc.	393,891	17,847,201
American Tower Corp.	87,860	6,614,979
AvalonBay Communities, Inc.	77,270	10,474,721
BioMed Realty Trust, Inc.	553,880	10,590,186
Boston Properties, Inc.	97,785	10,394,546
Brandywine Realty Trust	504,885	5,856,666
CBL & Associates Properties, Inc.	451,200	10,093,344
Corporate Office Properties Trust	242,162	6,041,942
DCT Industrial Trust, Inc.	1,267,250	8,173,763
DDR Corp.	574,200	8,819,712
Digital Realty Trust, Inc.	364,572	22,395,658
DuPont Fabros Technology, Inc.	355,677	7,632,829
EastGroup Properties, Inc.	161,490	8,407,169
Education Realty Trust, Inc.	797,710	8,399,886
EPR Properties	107,070	4,759,262
Equity Residential	173,690	9,971,543
Essex Property Trust, Inc.	70,838	10,625,700
Federal Realty Investment Trust	57,240	6,172,189
HCP, Inc.	87,880	3,893,084
Host Hotels & Resorts, Inc.	607,520	8,784,739
Kimco Realty Corp.	412,510	8,052,195
LaSalle Hotel Properties	246,700	5,905,998
Macerich Co.	83,440	4,756,080
Post Properties, Inc.	172,960	8,442,178
Prologis, Inc.	104,100	3,569,589
Public Storage	69,110	9,580,719
Rayonier, Inc.	255,093	12,502,108
Simon Property Group, Inc.	123,816	18,846,033
SL Green Realty Corp.	87,540	6,591,762
Taubman Centers, Inc.	49,900	3,919,645
Ventas, Inc.	167,160	10,576,213
Vornado Realty Trust	155,967	12,510,113

		316,286,312

Real Estate Operations & Development — 3.9%
Forest City Enterprises, Inc., Class A†	843,461	13,537,549

Total Common Stock (cost $291,842,646)		329,823,861

PREFERRED STOCK — 2.5%
Real Estate Investment Trusts — 2.5%
CBL & Associates Properties, Inc. 7.38%	75,800	1,931,384
Digital Realty Trust, Inc. Series D 5.50%	53,000	2,038,014
DuPont Fabros Technology, Inc. Series B 7.63%	53,600	1,423,616
ProLogis, Inc. Series M 6.75%	93,800	2,360,008
Taubman Centers, Inc. Series J 6.50%	46,610	1,202,538

Total Preferred Stock (cost $5,443,911)		8,955,560

Total Long-Term Investment Securities (cost $297,286,557)		338,779,421

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Commercial Paper — 4.1%
Barclays U.S. Funding LLC 0.16% due 11/01/2012 (cost $14,561,000)	$14,561,000	14,561,000

TOTAL INVESTMENTS (cost $311,847,557) (1)	100.1%	353,340,421
Liabilities in excess of other assets	(0.1)	(415,577)

NET ASSETS	100.0%	$352,924,844

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$316,286,312	$—	$—	$316,286,312
Other Industries*	13,537,549	—	—	13,537,549
Preferred Stock	8,955,560	—	—	8,955,560
Short-Term Investment Securities:
Commercial Paper	—	14,561,000	—	14,561,000

Total	$338,779,421	$14,561,000	$—	$353,340,421

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.0%
Aerospace/Defense-Equipment — 1.3%
AAR Corp.	233,000	$3,515,970

Airlines — 0.7%
SkyWest, Inc.	180,800	1,979,760

Apparel Manufacturers — 0.6%
Maidenform Brands, Inc.†	90,700	1,696,997

Auto-Truck Trailers — 0.6%
Wabash National Corp.†	246,000	1,552,260

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	41,300	2,378,880

Banks-Commercial — 1.8%
Chemical Financial Corp.	72,100	1,695,792
Oriental Financial Group, Inc.	96,300	1,134,414
Peoples Bancorp, Inc.	30,000	639,000
TrustCo Bank Corp.	236,000	1,316,880

		4,786,086

Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	9,100	313,768

Building & Construction Products-Misc. — 2.2%
Drew Industries, Inc.†	50,000	1,583,500
Gibraltar Industries, Inc.†	111,600	1,390,536
Simpson Manufacturing Co., Inc.	91,800	2,796,228

		5,770,264

Building Products-Doors & Windows — 1.1%
Apogee Enterprises, Inc.	148,600	3,026,982

Building Products-Wood — 1.4%
Universal Forest Products, Inc.	97,300	3,746,050

Building-Heavy Construction — 1.7%
Granite Construction, Inc.	154,300	4,661,403

Building-Maintance & Services — 0.5%
ABM Industries, Inc.	74,100	1,407,900

Building-Mobile Home/Manufactured Housing — 2.7%
Thor Industries, Inc.	168,800	6,419,464
Winnebago Industries, Inc.†	68,500	863,100

		7,282,564

Building-Residential/Commercial — 1.4%
M/I Homes, Inc.†	91,000	2,024,750
MDC Holdings, Inc.	44,500	1,701,680

		3,726,430

Chemicals-Plastics — 1.1%
A. Schulman, Inc.	110,000	2,822,600

Chemicals-Specialty — 2.4%
Cabot Corp.	72,000	2,574,720
H.B. Fuller Co.	57,700	1,754,080
Sensient Technologies Corp.	54,500	1,982,710

		6,311,510

Circuit Boards — 0.6%
Multi-Fineline Electronix, Inc.†	71,000	1,500,940

Coatings/Paint — 1.4%
RPM International, Inc.	145,000	3,865,700

Data Processing/Management — 0.4%
Schawk, Inc.	90,900	1,121,706

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	143,300	2,178,160

Diversified Manufacturing Operations — 5.6%
A.O. Smith Corp.	21,550	1,309,594
Carlisle Cos., Inc.	67,800	3,766,290
EnPro Industries, Inc.†	90,000	3,290,400
Pentair, Ltd.†	43,380	1,832,371
Trinity Industries, Inc.	155,000	4,848,400

		15,047,055

Electric-Integrated — 0.7%
NV Energy, Inc.	96,000	1,824,960

Electronic Components-Misc. — 2.6%
Benchmark Electronics, Inc.†	228,900	3,392,298
Gentex Corp.	206,000	3,547,320

		6,939,618

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	70,000	2,251,200

Engines-Internal Combustion — 1.0%
Briggs & Stratton Corp.	135,000	2,666,250

Environmental Monitoring & Detection — 1.1%
Mine Safety Appliances Co.	76,000	2,933,600

Food-Misc./Diversified — 0.7%
Lancaster Colony Corp.	25,000	1,819,500

Home Furnishings — 2.8%
American Woodmark Corp.†	76,931	1,769,413
Ethan Allen Interiors, Inc.	28,900	849,949
Hooker Furniture Corp.	70,500	961,620
La-Z-Boy, Inc.†	250,000	4,055,000

		7,635,982

Human Resources — 0.7%
Insperity, Inc.	75,000	1,958,250

Identification Systems — 1.1%
Brady Corp., Class A	100,000	3,076,000

Industrial Automated/Robotic — 0.6%
Nordson Corp.	25,000	1,475,750

Instruments-Controls — 0.8%
Watts Water Technologies, Inc., Class A	52,700	2,120,121

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	42,700	1,513,288

Insurance-Life/Health — 3.0%
Protective Life Corp.	195,600	5,339,880
StanCorp Financial Group, Inc.	82,000	2,816,700

		8,156,580

Insurance-Multi-line — 1.0%
Old Republic International Corp.	280,000	2,766,400

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	80,400	2,903,244
HCC Insurance Holdings, Inc.	41,500	1,479,060
RLI Corp.	7,400	504,532

		4,886,836

Insurance-Reinsurance — 3.5%
Aspen Insurance Holdings, Ltd.	103,000	3,332,050
Montpelier Re Holdings, Ltd.	132,500	3,030,275
Validus Holdings, Ltd.	84,958	3,041,496

		9,403,821

Lasers-System/Components — 1.0%
Rofin-Sinar Technologies, Inc.†	148,100	2,696,901

Leisure Products — 0.9%
Brunswick Corp.	99,700	2,351,923

Machine Tools & Related Products — 2.4%
Kennametal, Inc.	86,100	3,049,662
Lincoln Electric Holdings, Inc.	81,000	3,512,970

		6,562,632

Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.†	77,900	2,243,520

Machinery-Electrical — 1.0%
Franklin Electric Co., Inc.	46,000	2,665,240

Machinery-General Industrial — 1.9%
Applied Industrial Technologies, Inc.	36,900	1,497,771
Gardner Denver, Inc.	52,300	3,625,959

		5,123,730

Machinery-Pumps — 0.7%
Graco, Inc.	40,000	1,922,400

Medical Products — 2.6%
Hill-Rom Holdings, Inc.	64,200	1,803,378
Teleflex, Inc.	50,000	3,397,500
West Pharmaceutical Services, Inc.	35,500	1,912,385

		7,113,263

Medical Sterilization Products — 1.0%
STERIS Corp.	74,100	2,638,701

Metal Processors & Fabrication — 2.3%
CIRCOR International, Inc.	33,900	1,169,211
Kaydon Corp.	85,300	1,907,308
Mueller Industries, Inc.	65,300	2,860,140
Timken Co.	5,600	221,144

		6,157,803

Miscellaneous Manufacturing — 1.2%
Aptargroup, Inc.	16,600	851,248
Hillenbrand, Inc.	118,800	2,431,836

		3,283,084

Oil & Gas Drilling — 3.7%
Atwood Oceanics, Inc.†	86,600	4,139,480
Rowan Cos. PLC, Class A†	84,000	2,663,640
Unit Corp.†	78,000	3,147,300

		9,950,420

Oil Companies-Exploration & Production — 0.9%
Energen Corp.	50,000	2,332,500

Oil-Field Services — 2.5%
Helix Energy Solutions Group, Inc.†	180,000	3,112,200
Oil States International, Inc.†	48,000	3,508,800

		6,621,000

Power Converter/Supply Equipment — 0.7%
Powell Industries, Inc.†	50,000	1,989,000

Rental Auto/Equipment — 0.5%
McGrath RentCorp	45,800	1,202,708

Retail-Apparel/Shoe — 3.8%
Brown Shoe Co., Inc.	212,000	3,345,360
Cato Corp., Class A	91,000	2,582,580
Christopher & Banks Corp.	67,100	209,352
Men’s Wearhouse, Inc.	127,000	4,164,330

		10,301,622

Retail-Automobile — 2.3%
Group 1 Automotive, Inc.	100,000	6,201,000

Retail-Computer Equipment — 1.2%
GameStop Corp., Class A	142,000	3,241,860

Retail-Discount — 0.2%
Fred’s, Inc., Class A	48,300	654,465

Retail-Hair Salons — 1.3%
Regis Corp.	211,000	3,515,260

Retail-Home Furnishings — 0.7%
Pier 1 Imports, Inc.	89,700	1,829,880

Retail-Leisure Products — 0.4%
West Marine, Inc.†	111,800	1,156,012

Semiconductor Equipment — 0.5%
Cohu, Inc.	145,000	1,276,000

Steel-Producers — 2.8%
Commercial Metals Co.	88,000	1,210,880
Reliance Steel & Aluminum Co.	75,200	4,086,368
Steel Dynamics, Inc.	185,000	2,340,250

		7,637,498

Transport-Marine — 2.0%
Teekay Corp.	41,879	1,281,916
Tidewater, Inc.	84,500	4,014,595

		5,296,511

Transport-Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	49,500	3,587,265

Transport-Services — 1.9%
Bristow Group, Inc.	99,500	4,967,040

Wire & Cable Products — 0.4%
General Cable Corp.†	33,300	950,049

Total Long-Term Investment Securities
(cost $215,864,320)		255,590,428

SHORT-TERM INVESTMENT SECURITIES — 4.8%
U.S. Government Agencies — 4.8%
Federal Home Loan Bank Disc. Notes 0.05% due 11/01/2012 (cost $12,925,000)	$12,925,000	12,925,000
TOTAL INVESTMENTS
(cost $228,789,320)(1)	99.8%	268,515,428
Other assets less liabilities	0.2	515,716

NET ASSETS	100.0%	$269,031,144

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Diversified Manufacturing Operations	$15,047,055	$—	$—	$15,047,055
Other Industries*	240,543,373	—	—	240,543,373
Short-Term Investment Securities:
U.S. Government Agencies	—	12,925,000	—	12,925,000

Total	$255,590,428	$12,925,000	$—	$268,515,428

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.8%
Aerospace/Defense — 1.1%
TransDigm Group, Inc.†	15,771	$2,100,855

Apparel Manufacturers — 3.6%
Michael Kors Holdings, Ltd.†	67,200	3,675,168
VF Corp.	21,600	3,379,968

		7,055,136

Applications Software — 3.3%
Citrix Systems, Inc.†	34,800	2,150,988
Nuance Communications, Inc.†	103,300	2,299,458
Red Hat, Inc.†	44,075	2,167,168

		6,617,614

Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	41,600	1,170,208

Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	81,900	1,653,561

Banks-Commercial — 2.7%
BOK Financial Corp.	20,600	1,208,190
M&T Bank Corp.	24,700	2,571,270
Signature Bank†	23,400	1,667,016

		5,446,476

Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	23,800	1,063,146

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	31,800	1,876,836

Building & Construction Products-Misc. — 1.6%
Armstrong World Industries, Inc.	28,300	1,465,940
Fortune Brands Home & Security, Inc.†	56,400	1,604,016

		3,069,956

Building-Residential/Commercial — 0.7%
Toll Brothers, Inc.†	44,800	1,478,848

Chemicals-Diversified — 3.0%
FMC Corp.	54,500	2,916,840
PPG Industries, Inc.	26,300	3,079,204

		5,996,044

Chemicals-Specialty — 0.9%
WR Grace & Co.†	27,300	1,751,568

Coatings/Paint — 2.3%
Sherwin-Williams Co.	31,700	4,519,786

Commercial Services-Finance — 5.1%
Alliance Data Systems Corp.†	31,400	4,491,770
FleetCor Technologies, Inc.†	52,200	2,474,802
Moody’s Corp.	64,000	3,082,240

		10,048,812

Communications Software — 0.7%
SolarWinds, Inc.†	28,000	1,416,520

Computer Data Security — 0.7%
Fortinet, Inc.†	66,200	1,282,294

Computers-Memory Devices — 0.5%
Fusion-io, Inc.†	40,600	958,160

Consulting Services — 0.6%
CoreLogic, Inc.†	52,800	1,256,640

Cruise Lines — 1.6%
Royal Caribbean Cruises, Ltd.	92,300	3,107,741

Dialysis Centers — 0.9%
DaVita, Inc.†	15,900	1,789,068

Distribution/Wholesale — 1.0%
WW Grainger, Inc.	9,400	1,893,254

Diversified Manufacturing Operations — 1.7%
Carlisle Cos., Inc.	59,100	3,283,005

E-Commerce/Services — 1.9%
Expedia, Inc.	33,700	1,993,355
OpenTable, Inc.†	38,700	1,817,739

		3,811,094

Electronic Components-Semiconductors — 3.7%
Avago Technologies, Ltd.	96,500	3,187,395
Microchip Technology, Inc.	63,500	1,990,725
Xilinx, Inc.	63,700	2,086,812

		7,264,932

Electronic Connectors — 1.0%
Amphenol Corp., Class A	33,000	1,984,290

Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc.	78,000	2,807,220

Engineering/R&D Services — 1.2%
Fluor Corp.	43,300	2,418,305

Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	12,400	601,400

Filtration/Separation Products — 1.7%
Pall Corp.	54,700	3,443,912

Finance-Investment Banker/Broker — 0.8%
Lazard, Ltd., Class A	56,800	1,673,328

Finance-Leasing Companies — 0.8%
Air Lease Corp.†	78,900	1,642,698

Food-Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	88,900	1,464,183

Hazardous Waste Disposal — 1.5%
Stericycle, Inc.†	30,360	2,876,914

Hotel/Motels — 0.7%
Marriott International, Inc., Class A	37,700	1,375,296

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	20,600	1,463,836

Insurance-Reinsurance — 1.0%
Axis Capital Holdings, Ltd.	53,800	1,948,636

Internet Application Software — 0.5%
Splunk, Inc.†	33,600	942,480

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	14,600	1,561,178

Internet Infrastructure Software — 1.9%
F5 Networks, Inc.†	26,400	2,177,472
TIBCO Software, Inc.†	59,100	1,489,911

		3,667,383

Investment Management/Advisor Services — 1.6%
T. Rowe Price Group, Inc.	48,830	3,171,020

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	16,768	1,084,890

Machinery-General Industrial — 0.8%
Wabtec Corp.	19,300	1,580,670

Medical Instruments — 1.7%
Bruker Corp.†	98,000	1,184,820
Thoratec Corp.†	59,500	2,124,150

		3,308,970

Medical Products — 0.8%
Sirona Dental Systems, Inc.†	29,300	1,677,718

Medical-Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	16,100	1,455,118
Illumina, Inc.†	29,520	1,402,495
Regeneron Pharmaceuticals, Inc.†	10,500	1,494,150
Vertex Pharmaceuticals, Inc.†	33,800	1,630,512

		5,982,275

Medical-Drugs — 1.2%
Valeant Pharmaceuticals International, Inc.†	42,000	2,349,060

Medical-Generic Drugs — 2.7%
Perrigo Co.	21,600	2,484,216
Watson Pharmaceuticals, Inc.†	32,800	2,819,160

		5,303,376

Medical-HMO — 1.6%
Health Net, Inc.†	40,800	878,016
Humana, Inc.	31,920	2,370,698

		3,248,714

Motorcycle/Motor Scooter — 1.2%
Harley-Davidson, Inc.	52,400	2,450,224

Multimedia — 1.0%
FactSet Research Systems, Inc.	21,700	1,964,935

Networking Products — 0.4%
Palo Alto Networks, Inc.†	15,400	846,692

Oil Companies-Exploration & Production — 4.3%
Concho Resources, Inc.†	37,800	3,255,336
Laredo Petroleum Holdings, Inc.†	63,500	1,288,415
Pioneer Natural Resources Co.	15,800	1,669,270
Range Resources Corp.	33,900	2,215,704

		8,428,725

Oil Field Machinery & Equipment — 1.5%
Cameron International Corp.†	58,850	2,980,164

Private Equity — 0.9%
Blackstone Group LP	121,400	1,864,704

Professional Sports — 0.5%
Madison Square Garden, Co., Class A†	23,900	983,724

Publishing-Periodicals — 0.8%
Nielsen Holdings NV†	55,100	1,593,492

Racetracks — 0.9%
Penn National Gaming, Inc.†	45,500	1,839,565

Retail-Apparel/Shoe — 1.1%
Urban Outfitters, Inc.†	62,700	2,242,152

Retail-Auto Parts — 1.1%
O’Reilly Automotive, Inc.†	24,300	2,082,024

Retail-Bedding — 0.7%
Bed Bath & Beyond, Inc.†	24,100	1,390,088

Retail-Catalog Shopping — 1.5%
MSC Industrial Direct Co., Class A	39,100	2,916,860

Retail-Misc./Diversified — 0.7%
Sally Beauty Holdings, Inc.†	58,099	1,399,024

Retail-Pet Food & Supplies — 1.4%
PetSmart, Inc.	42,100	2,795,019

Retail-Restaurants — 1.0%
Panera Bread Co., Class A†	12,300	2,074,272

Retail-Sporting Goods — 0.8%
Dick’s Sporting Goods, Inc.	31,300	1,565,000

Retail-Vitamins & Nutrition Supplements — 0.9%
GNC Holdings, Inc., Class A	46,000	1,778,820

Retirement/Aged Care — 1.1%
Brookdale Senior Living, Inc.†	95,300	2,235,738

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	48,900	2,274,828

Therapeutics — 0.7%
Onyx Pharmaceuticals, Inc.†	18,500	1,449,660

Transport-Rail — 1.1%
Canadian Pacific Railway, Ltd.	24,000	2,209,440

Transport-Truck — 1.6%
J.B. Hunt Transport Services, Inc.	55,000	3,228,500

Vitamins & Nutrition Products — 1.5%
Herbalife, Ltd.	25,900	1,329,965
Mead Johnson Nutrition Co.	26,100	1,609,326

		2,939,291

Web Hosting/Design — 0.9%
Rackspace Hosting, Inc.†	29,100	1,853,379

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	68,600	1,246,462

Total Long-Term Investment Securities (cost $176,031,302)		196,122,088

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2012, to be repurchased 11/01/2012 in the amount of $1,867,000 and collateralized by $1,650,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/2016 and having an approximate value of $1,905,121 (cost $1,867,000)	$1,867,000	1,867,000

TOTAL INVESTMENTS (cost $177,898,302) (1)	99.8%	197,989,088
Other assets less liabilities	0.2	488,345

NET ASSETS	100.0%	$198,477,433

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$10,048,812	$—	$—	$10,048,812
Other Industries*	186,073,276	—	—	186,073,276
Repurchase Agreement	—	1,867,000	—	1,867,000

Total	$196,122,088	$1,867,000	$—	$197,989,088

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.7%
Aerospace/Defense — 2.2%
TransDigm Group, Inc.	13,190	$1,757,040

Aerospace/Defense-Equipment — 1.6%
Triumph Group, Inc.	19,500	1,275,690

Airlines — 2.0%
Copa Holdings SA, Class A	17,320	1,607,642

Apparel Manufacturers — 1.4%
Under Armour, Inc., Class A†	21,110	1,103,209

Auto-Cars/Light Trucks — 1.1%
Tesla Motors, Inc.†	32,509	914,478

Auto/Truck Parts & Equipment-Original — 0.7%
BorgWarner, Inc.†	9,200	605,544

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	3,825	135,176

Brewery — 0.9%
Boston Beer Co., Inc., Class A†	6,750	726,165

Commercial Services — 0.9%
CoStar Group, Inc.†	8,770	727,033

Commercial Services-Finance — 2.0%
Alliance Data Systems Corp.†	11,240	1,607,882

Computer Aided Design — 1.9%
Aspen Technology, Inc.†	62,460	1,547,759

Computer Data Security — 1.2%
Fortinet, Inc.†	49,842	965,440

Computers-Integrated Systems — 0.8%
Stratasys, Inc.†	10,190	679,367

Consulting Services — 4.9%
Advisory Board Co.†	16,550	786,125
CoreLogic, Inc.†	34,485	820,743
Gartner, Inc.†	17,460	810,319
Verisk Analytics, Inc., Class A†	18,271	931,821
Zillow, Inc., Class A†	17,570	656,415

		4,005,423

Consumer Products-Misc. — 1.6%
Jarden Corp.	11,490	572,202
SodaStream International, Ltd.†	21,390	764,692

		1,336,894

Data Processing/Management — 1.6%
CommVault Systems, Inc.†	21,370	1,334,984

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	24,190	642,970

Diagnostic Equipment — 0.6%
Cepheid, Inc.†	16,320	494,659

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	13,610	883,017

Diversified Manufacturing Operations — 0.9%
Colfax Corp.†	20,104	691,377

E-Commerce/Products — 1.1%
MercadoLibre, Inc.	11,060	928,708

E-Commerce/Services — 1.1%
Expedia, Inc.	15,750	931,613

E-Marketing/Info — 1.3%
ExactTarget, Inc.†	45,573	1,062,762

Electronic Components-Semiconductors — 1.7%
Mellanox Technologies, Ltd.†	9,440	726,597
Skyworks Solutions, Inc.†	28,480	666,432

		1,393,029

Enterprise Software/Service — 1.2%
Guidewire Software, Inc.†	30,600	937,584

Finance-Investment Banker/Broker — 0.8%
Stifel Financial Corp.†	21,170	671,089

Food-Misc./Diversified — 1.4%
Annie’s, Inc.†	17,291	682,994
Smart Balance, Inc.†	41,400	492,660

		1,175,654

Food-Retail — 1.1%
Fresh Market, Inc.†	15,500	879,005

Human Resources — 1.3%
Team Health Holdings, Inc.†	41,140	1,094,735

Industrial Gases — 1.6%
Airgas, Inc.	14,590	1,298,072

Instruments-Scientific — 1.2%
FEI Co.	17,610	969,431

Internet Content-Information/News — 0.5%
Angie’s List, Inc.†	35,654	407,882

Internet Infrastructure Software — 1.0%
TIBCO Software, Inc.†	32,520	819,829

Internet Telephone — 1.4%
BroadSoft, Inc.†	29,099	1,112,164

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	12,330	1,559,745

Machinery-Electrical — 0.8%
Regal-Beloit Corp.	9,930	647,237

Machinery-General Industrial — 2.8%
Chart Industries, Inc.†	15,970	1,130,516
Wabtec Corp.	14,040	1,149,876

		2,280,392

Machinery-Pumps — 1.4%
Graco, Inc.	23,060	1,108,264

Medical Information Systems — 0.8%
athenahealth, Inc.†	9,490	610,112

Medical Instruments — 1.9%
Bruker Corp.†	43,620	527,366
Thoratec Corp.†	28,920	1,032,444

		1,559,810

Medical Products — 3.6%
Hanger, Inc.†	32,016	811,606
PSS World Medical, Inc.†	39,680	1,135,641
Sirona Dental Systems, Inc.†	16,730	957,960

		2,905,207

Medical-Biomedical/Gene — 1.3%
Cubist Pharmaceuticals, Inc.†	23,860	1,023,594

Medical-Drugs — 0.5%
Orexigen Therapeutics, Inc.†	70,130	373,793

Medical-Generic Drugs — 1.3%
Impax Laboratories, Inc.†	48,310	1,026,588

Networking Products — 0.7%
EZchip Semiconductor, Ltd.†	19,030	589,930

Oil Companies-Exploration & Production — 3.4%
Approach Resources, Inc.†	27,509	677,547
Cabot Oil & Gas Corp.	13,380	628,592
PDC Energy, Inc.†	25,760	779,755
Plains Exploration & Production Co.†	18,310	652,935

		2,738,829

Oil-Field Services — 1.0%
Oil States International, Inc.†	10,800	789,480

Pharmacy Services — 1.0%
Catamaran Corp.†	17,610	830,488

Real Estate Management/Services — 1.8%
CBRE Group, Inc., Class A†	55,000	991,100
Realogy Holdings Corp.†	12,040	427,902

		1,419,002

Rental Auto/Equipment — 1.2%
Hertz Global Holdings, Inc.†	72,430	961,146

Retail-Apparel/Shoe — 4.7%
American Eagle Outfitters, Inc.	27,660	577,264
Chico’s FAS, Inc.	42,570	791,802
DSW, Inc., Class A	17,786	1,113,226
PVH Corp.	11,680	1,284,683

		3,766,975

Retail-Building Products — 0.8%
Lumber Liquidators Holdings, Inc.†	10,950	611,229

Retail-Mail Order — 1.3%
Williams-Sonoma, Inc.	23,680	1,094,726

Retail-Perfume & Cosmetics — 1.2%
Ulta Salon Cosmetics & Fragrance, Inc.	10,203	940,921

Retail-Restaurants — 1.9%
Panera Bread Co., Class A†	8,910	1,502,582

Retail-Sporting Goods — 1.1%
Hibbett Sports, Inc.†	16,080	868,159

Retail-Vitamins & Nutrition Supplements — 1.8%
GNC Holdings, Inc., Class A	36,765	1,421,703

Satellite Telecom — 0.9%
Iridium Communications, Inc.†	101,170	747,646

Telecom Services — 0.5%
Virgin Media, Inc.	13,046	427,126

Therapeutics — 1.1%
BioMarin Pharmaceutical, Inc.†	23,437	868,106

Toys — 1.1%
LeapFrog Enterprises, Inc.†	100,550	888,862

Transactional Software — 1.2%
ACI Worldwide, Inc.†	24,370	952,867

Transport-Marine — 0.7%
Gulfmark Offshore, Inc., Class A†	17,030	550,410

Transport-Rail — 3.2%
Kansas City Southern	32,520	2,616,559

Web Hosting/Design — 0.9%
Rackspace Hosting, Inc.†	11,390	725,429

Wireless Equipment — 2.8%
SBA Communications Corp., Class A†	34,599	2,305,331

Total Long-Term Investment Securities
(cost $70,143,206)		77,435,554

REPURCHASE AGREEMENT — 4.6%
Agreement with State Street Bank & Trust Co. bearing interest at 0.01% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $3,699,001 and collateralized by $3,270,000 by Federal Home Loan Mtg. Assoc., bearing interest at 5.00% due 03/15/2016 and having approximate value of $ 3,775,604 (cost $3,699,000)	$3,699,000	3,699,000

TOTAL INVESTMENTS
(cost $73,842,206)(1)	100.3%	81,134,554
Liabilities in excess of other assets	(0.3)	(214,301)

NET ASSETS	100.0%	$80,920,253

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$77,435,554	$—	$—	$77,435,554
Repurchase Agreement	—	3,699,000	—	3,699,000

Total	$77,435,554	$3,699,000	$—	$81,134,554

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 89.3%
Advanced Materials — 0.5%
Hexcel Corp.†	51,926	$1,327,229

Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	35,603	2,057,497

Agricultural Chemicals — 0.5%
Intrepid Potash, Inc.†	55,272	1,201,061

Airlines — 0.2%
Spirit Airlines, Inc.†	31,434	551,667

Apparel Manufacturers — 1.9%
Hanesbrands, Inc.†	93,767	3,138,381
Oxford Industries, Inc.	5,292	293,600
Under Armour, Inc., Class A†	23,103	1,207,363

		4,639,344

Applications Software — 0.5%
Compuware Corp.†	143,075	1,239,029

Auto/Truck Parts & Equipment-Original — 1.2%
TRW Automotive Holdings Corp.†	60,407	2,809,530

Banks-Commercial — 2.3%
BBCN Bancorp, Inc.	102,130	1,218,411
Signature Bank†	31,939	2,275,334
SVB Financial Group†	36,383	2,058,914

		5,552,659

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.†	58,423	1,661,550
Owens Corning†	36,293	1,219,082

		2,880,632

Building & Construction-Misc. — 0.9%
MasTec, Inc.†	97,594	2,201,721

Building-Residential/Commercial — 1.6%
M/I Homes, Inc.†	66,126	1,471,304
PulteGroup, Inc.†	144,054	2,497,896

		3,969,200

Chemicals-Diversified — 0.6%
Rockwood Holdings, Inc.	30,576	1,403,438

Chemicals-Plastics — 0.6%
PolyOne Corp.	77,288	1,463,062

Chemicals-Specialty — 1.5%
Cytec Industries, Inc.	31,774	2,186,687
Methanex Corp.	43,957	1,318,710
OMNOVA Solutions, Inc.†	3,937	30,866

		3,536,263

Commercial Services — 1.1%
Acacia Research Corp.†	53,674	1,393,914
HMS Holdings Corp.†	56,584	1,306,524

		2,700,438

Commercial Services-Finance — 1.7%
Cardtronics, Inc.†	84,512	2,400,986
Heartland Payment Systems, Inc.	63,992	1,668,911

		4,069,897

Communications Software — 0.7%
SolarWinds, Inc.†	32,079	1,622,877

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	105,622	2,617,313

Computer Data Security — 1.3%
Fortinet, Inc.†	104,782	2,029,627
Qualys, Inc.†	90,206	1,170,874

		3,200,501

Computer Services — 0.5%
j2 Global, Inc.	38,623	1,160,235

Computers-Integrated Systems — 1.3%
Jack Henry & Associates, Inc.	52,444	1,992,872
MICROS Systems, Inc.†	25,870	1,174,239

		3,167,111

Consulting Services — 0.5%
MAXIMUS, Inc.	21,676	1,196,082

Consumer Products-Misc. — 0.6%
Jarden Corp.	31,344	1,560,931

Containers-Metal/Glass — 0.8%
Greif, Inc., Class A	47,604	1,997,464

Cosmetics & Toiletries — 0.9%
Elizabeth Arden, Inc.†	43,951	2,073,608

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	29,336	1,832,620

Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†	60,027	1,595,518

Diagnostic Equipment — 0.5%
Cepheid, Inc.†	42,369	1,284,204

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	30,291	1,965,280

Diversified Manufacturing Operations — 1.5%
Actuant Corp., Class A	42,262	1,193,479
EnPro Industries, Inc.†	52,013	1,901,595
Koppers Holdings, Inc.	16,225	579,233

		3,674,307

E-Marketing/Info — 0.8%
Active Network, Inc.†	112,457	996,369
ExactTarget, Inc.†	40,000	932,800

		1,929,169

Electronic Components-Semiconductors — 3.4%
Lattice Semiconductor Corp.†	600,547	2,330,122
Microsemi Corp.†	105,105	2,018,016
Peregrine Semiconductor Corp.†	76,224	1,349,927
Semtech Corp.†	83,321	2,080,526
Volterra Semiconductor Corp.†	23,702	430,665

		8,209,256

Electronic Design Automation — 1.0%
Cadence Design Systems, Inc.†	196,790	2,491,361

Enterprise Software/Service — 1.5%
Guidewire Software, Inc.†	29,419	901,398
MedAssets, Inc.†	75,204	1,333,367
MicroStrategy, Inc., Class A†	14,200	1,341,474

		3,576,239

Finance-Investment Banker/Broker — 0.6%
Stifel Financial Corp.†	49,101	1,556,502

Food-Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	21,577	355,373

Food-Misc./Diversified — 1.7%
Annie’s, Inc.†	6,481	256,000

B&G Foods, Inc.	62,644	1,896,234
Hain Celestial Group, Inc.†	32,699	1,890,002

		4,042,236

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.†	48,518	2,082,393

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	7,929	462,657

Heart Monitors — 0.6%
HeartWare International, Inc.†	18,338	1,540,025

Human Resources — 0.8%
Team Health Holdings, Inc.†	68,705	1,828,240

Industrial Automated/Robotic — 0.8%
Cognex Corp.	52,747	1,923,156

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	18,143	2,295,089

Machinery-Electrical — 1.0%
Regal-Beloit Corp.	38,846	2,531,982

Machinery-General Industrial — 0.4%
IDEX Corp.	20,720	881,222

Medical Instruments — 2.9%
DexCom, Inc.†	117,179	1,535,045
Endologix, Inc.†	147,548	1,985,996
Thoratec Corp.†	53,771	1,919,624
Volcano Corp.†	55,798	1,596,939

		7,037,604

Medical Products — 0.9%
Sirona Dental Systems, Inc.†	36,104	2,067,315

Medical-Biomedical/Gene — 2.2%
Amarin Corp. PLC ADR†	104,861	1,235,263
Cubist Pharmaceuticals, Inc.†	58,208	2,497,123
NPS Pharmaceuticals, Inc.†	168,398	1,555,997

		5,288,383

Medical-Drugs — 1.7%
Medicis Pharmaceutical Corp., Class A	44,723	1,941,426
Medivation, Inc.†	41,260	2,109,211

		4,050,637

Medical-HMO — 0.6%
Centene Corp.†	41,299	1,568,536

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc.†	78,541	1,615,588
Health Management Associates, Inc., Class A†	147,116	1,073,947

		2,689,535

Miscellaneous Manufacturing — 1.1%
Trimas Corp.†	109,412	2,744,053

Motion Pictures & Services — 0.7%
Lions Gate Entertainment Corp.†	103,922	1,733,419

Networking Products — 1.6%
LogMeIn, Inc.†	50,814	1,254,089
NETGEAR, Inc.†	44,529	1,581,225
Procera Networks, Inc.†	44,820	1,015,173

		3,850,487

Non-Hazardous Waste Disposal — 2.1%
Progressive Waste Solutions, Ltd.	107,168	2,072,629
Waste Connections, Inc.	93,968	3,084,970

		5,157,599

Office Furnishings-Original — 1.5%
Interface, Inc.	115,503	1,652,848
Steelcase, Inc., Class A	206,451	2,066,574

		3,719,422

Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.†	46,704	2,232,451

Oil Companies-Exploration & Production — 4.2%
Berry Petroleum Co., Class A	42,581	1,639,794
Carrizo Oil & Gas, Inc.†	63,310	1,697,974
Gulfport Energy Corp.†	38,655	1,282,573
Kodiak Oil & Gas Corp.†	224,067	2,070,379
Oasis Petroleum, Inc.†	76,117	2,235,556
Rosetta Resources, Inc.†	27,019	1,243,955

		10,170,231

Oil Field Machinery & Equipment — 1.4%
Dresser-Rand Group, Inc.†	33,210	1,711,311
Thermon Group Holdings, Inc.†	68,373	1,698,386

		3,409,697

Oil-Field Services — 0.8%
MRC Global, Inc.†	46,169	1,128,832
Oil States International, Inc.†	11,498	840,504

		1,969,336

Patient Monitoring Equipment — 1.2%
Insulet Corp.†	77,359	1,640,784
Masimo Corp.†	53,030	1,165,069

		2,805,853

Physicians Practice Management — 1.0%
MEDNAX, Inc.†	35,273	2,433,132

Real Estate Management/Services — 0.2%
Realogy Holdings Corp.†	12,549	445,991

Recreational Vehicles — 0.7%
Polaris Industries, Inc.	20,819	1,759,205

Rental Auto/Equipment — 0.4%
United Rentals, Inc.†	26,363	1,071,920

Retail-Apparel/Shoe — 0.7%
DSW, Inc., Class A	26,928	1,685,423

Retail-Automobile — 0.8%
Group 1 Automotive, Inc.	32,409	2,009,682

Retail-Bedding — 1.0%
Mattress Firm Holding Corp.†	78,671	2,518,259

Retail-Gardening Products — 0.9%
Tractor Supply Co.	22,240	2,140,378

Retail-Restaurants — 0.4%
Bravo Brio Restaurant Group, Inc.†	79,537	1,049,888

Retail-Vitamins & Nutrition Supplements — 0.7%
Vitamin Shoppe, Inc.†	28,553	1,634,374

Rubber-Tires — 0.8%
Cooper Tire & Rubber Co.	98,892	1,990,696

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	38,872	1,584,423

Semiconductor Equipment — 1.3%
Nanometrics, Inc.†	44,780	616,173
Teradyne, Inc.†	174,571	2,552,228

		3,168,401

Telecom Equipment-Fiber Optics — 1.1%
Ciena Corp.†	73,793	915,771
Finisar Corp.†	43,611	502,399
IPG Photonics Corp.†	21,789	1,156,560

		2,574,730

Telecom Services — 1.2%
Allot Communications, Ltd.†	52,884	1,235,370
tw telecom, Inc.†	69,520	1,770,675

		3,006,045

Theaters — 0.9%
Cinemark Holdings, Inc.	86,468	2,134,895

Therapeutics — 1.7%
BioMarin Pharmaceutical, Inc.†	49,641	1,838,702
Onyx Pharmaceuticals, Inc.†	30,216	2,367,726

		4,206,428

Transactional Software — 1.7%
ACI Worldwide, Inc.†	62,239	2,433,545
Bottomline Technologies, Inc.†	68,491	1,602,689

		4,036,234

Transport-Marine — 0.5%
Kirby Corp.†	22,867	1,314,395

Transport-Services — 0.5%
UTi Worldwide, Inc.	88,920	1,235,099

Transport-Truck — 1.1%
Werner Enterprises, Inc.	112,841	2,613,398

Web Hosting/Design — 1.2%
NIC, Inc.	82,520	1,180,036
Web.com Group, Inc.†	115,987	1,830,275

		3,010,311

Wire & Cable Products — 1.0%
Belden, Inc.	64,932	2,324,566

Total Common Stock (cost $197,599,340)		216,698,049

EXCHANGE-TRADED FUNDS — 0.7%
Index Fund — 0.7%
iShares Russell 2000 Growth Index Fund (cost $1,755,235)	18,400	1,702,552

Total Long-Term Investment Securities (cost $199,354,575)		218,400,601

SHORT-TERM INVESTMENT SECURITIES — 10.2%
Time Deposits — 10.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $24,661,000)	$24,661,000	24,661,000

TOTAL INVESTMENTS (cost $224,015,575) (1)	100.2%	243,061,601
Liabilities in excess of other assets	(0.2)	(581,556)

NET ASSETS	100.0%	$242,480,045

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$216,698,049	$—	$—	$216,698,049
Exchange Traded Funds	1,702,552	—	—	1,702,552
Short-Term Investment Securities:
Time Deposits	—	24,661,000	—	24,661,000

Total	$218,400,601	$24,661,000	$—	$243,061,601

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 89.5%
Agricultural Chemicals — 3.3%
Monsanto Co.	47,615	$4,098,223

Athletic Footwear — 3.1%
NIKE, Inc., Class B	43,004	3,929,706

Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	26,767	752,956

Banks-Super Regional — 8.3%
US Bancorp	122,955	4,083,335
Wells Fargo & Co.	189,565	6,386,445

		10,469,780

Brewery — 1.1%
Anheuser-Busch InBev NV ADR	17,130	1,435,494

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	47,857	1,795,116

Casino Hotels — 2.4%
Wynn Resorts, Ltd.	24,799	3,002,167

Computer Services — 2.3%
Accenture PLC, Class A	43,412	2,926,403

Computers — 4.7%
Apple, Inc.	9,916	5,901,012

E-Commerce/Products — 2.0%
eBay, Inc.†	50,894	2,457,671

Finance-Credit Card — 5.0%
American Express Co.	22,438	1,255,855
Visa, Inc., Class A	36,770	5,102,205

		6,358,060

Medical Instruments — 3.4%
Intuitive Surgical, Inc.†	7,795	4,226,605

Medical-Biomedical/Gene — 7.9%
Biogen Idec, Inc.†	29,160	4,030,495
Gilead Sciences, Inc.†	88,591	5,949,772

		9,980,267

Medical-Drugs — 3.2%
Bristol-Myers Squibb Co.	121,561	4,041,903

Metal Processors & Fabrication — 3.0%
Precision Castparts Corp.	21,895	3,789,368

Pharmacy Services — 4.2%
Express Scripts Holding Co.†	85,099	5,236,992

Pipelines — 3.4%
Kinder Morgan, Inc.	121,547	4,218,896

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,025	384,375

Retail-Building Products — 3.0%
Home Depot, Inc.	61,437	3,771,003

Retail-Discount — 4.4%
Dollar General Corp.†	114,713	5,577,346

Retail-Major Department Stores — 3.5%
TJX Cos., Inc.	106,044	4,414,612

Retail-Restaurants — 5.3%
Chipotle Mexican Grill, Inc.†	6,587	1,676,589
McDonald’s Corp.	28,564	2,479,355
Starbucks Corp.	55,334	2,539,831

		6,695,775

Semiconductor Components-Integrated Circuits — 3.6%
QUALCOMM, Inc.	76,364	4,473,021

Software Tools — 1.3%
VMware, Inc., Class A†	19,844	1,682,176

Transport-Rail — 2.0%
Union Pacific Corp.	20,640	2,539,339

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co.	22,786	1,404,985

Web Hosting/Design — 2.8%
Equinix, Inc.†	19,234	3,470,006

Web Portals/ISP — 2.9%
Baidu, Inc. ADR†	16,511	1,760,403
Google, Inc., Class A†	2,772	1,884,322

		3,644,725

Total Long-Term Investment Securities (cost $99,413,171)		112,677,982

REPURCHASE AGREEMENT — 13.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/12, to be repurchased 11/01/12 in the amount of $16,421,005 and collateralized by $14,510,000 of Federal National Mtg. Corp. Notes, bearing interest at 5.00%, due 03/15/16 and having an approximate value of $16,753,522 (cost $16,421,000)	$16,421,000	16,421,000

TOTAL INVESTMENTS (cost $115,834,171) (1)	102.6%	129,098,982
Liabilities in excess of other assets	(2.6)	(3,238,667)

NET ASSETS	100.0%	$125,860,315

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$10,469,780	$—	$—	$10,469,780
Finance-Credit Card	6,358,060	—	—	6,358,060
Medical-Biomedical/Gene	9,980,267	—	—	9,980,267
Retail-Restaurants	6,695,775	—	—	6,695,775
Other Industries*	79,174,100	—	—	79,174,100
Repurchase Agreement	—	16,421,000	—	16,421,000

Total	$112,677,982	$16,421,000	$—	$129,098,982

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 91.4%
Applications Software — 14.8%
Check Point Software Technologies, Ltd.†	26,770	$1,192,068
Citrix Systems, Inc.†	5,200	321,412
Microsoft Corp.	24,110	687,979
Nuance Communications, Inc.†	67,360	1,499,434
Parametric Technology Corp.†	66,300	1,337,934

		5,038,827

Audio/Video Products — 0.4%
Panasonic Corp.	22,800	146,802

Cellular Telecom — 1.0%
Vodafone Group PLC	127,300	345,636

Commercial Services — 0.2%
Performant Financial Corp.†	6,194	61,135

Commercial Services-Finance — 0.5%
Global Payments, Inc.	4,100	175,275

Computer Services — 1.0%
International Business Machines Corp.	1,800	350,154

Computers — 7.0%
Apple, Inc.	3,854	2,293,515
Dell, Inc.	11,600	107,068

		2,400,583

Computers-Integrated Systems — 1.7%
NCR Corp.†	26,900	572,432

Computers-Memory Devices — 6.2%
EMC Corp.†	50,100	1,223,442
NetApp, Inc.†	24,200	650,980
SanDisk Corp.†	5,800	242,208

		2,116,630

Computers-Periphery Equipment — 1.1%
Electronics for Imaging, Inc.†	21,300	369,768

Consulting Services — 0.9%
WNS Holdings, Ltd. ADR†	30,407	319,274

Distribution/Wholesale — 1.1%
Arrow Electronics, Inc.†	10,900	384,007

E-Commerce/Services — 0.3%
Dena Co., Ltd.	2,700	84,250

Electronic Components-Misc. — 2.7%
Flextronics International, Ltd.†	54,600	315,042
Kyocera Corp.	3,500	307,341
Murata Manufacturing Co., Ltd.	4,900	238,156
Vishay Intertechnology, Inc.†	9,100	75,348

		935,887

Electronic Components-Semiconductors — 7.1%
Advanced Micro Devices, Inc.†	92,015	188,631
Avago Technologies, Ltd.	13,300	439,299
Broadcom Corp., Class A	19,500	614,932
Dialog Semiconductor PLC†	5,300	105,380
LSI Corp.†	19,400	132,890
Microsemi Corp.	25,600	491,520
Semtech Corp.†	9,100	227,227
Shinko Electric Industries Co., Ltd.	35,700	221,811

		2,421,690

Electronic Design Automation — 8.0%
Cadence Design Systems, Inc.†	23,700	300,042
Synopsys, Inc.†	75,762	2,439,536

		2,739,578

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	3,900	140,361

Electronic Parts Distribution — 0.6%
Avnet, Inc.†	7,000	200,550

Enterprise Software/Service — 3.5%
Oracle Corp.	33,400	1,037,070
RADWARE, Ltd.†	4,896	160,589

		1,197,659

Finance-Credit Card — 1.1%
Visa, Inc., Class A	2,800	388,528

Internet Content-Entertainment — 0.8%
Gree, Inc.	14,800	258,068

Internet Infrastructure Software — 0.3%
TIBCO Software, Inc.†	3,900	98,319

Internet Security — 6.4%
Symantec Corp.†	119,300	2,170,067

Medical Products — 0.5%
Stryker Corp.	2,900	152,540

Networking Products — 2.5%
Cisco Systems, Inc.	48,800	836,432

Office Automation & Equipment — 1.0%
Canon, Inc.	4,600	148,551
Xerox Corp.	29,945	192,846

		341,397

Security Services — 0.2%
LifeLock, Inc.†	7,397	53,628

Semiconductor Components-Integrated Circuits — 7.5%
Advanced Semiconductor Engineering, Inc.	239,000	179,991
Marvell Technology Group, Ltd.	46,925	370,238
NXP Semiconductor NV†	25,100	608,926
QUALCOMM, Inc.	20,850	1,221,289
United Microelectronics Corp.†	441,000	163,795

		2,544,239

Semiconductor Equipment — 8.7%
KLA-Tencor Corp.	28,300	1,316,516
Lam Research Corp.†	34,962	1,237,655
Teradyne, Inc.†	28,100	410,822

		2,964,993

Software Tools — 1.3%
VMware, Inc., Class A†	5,300	449,281

Telecommunication Equipment — 0.9%
Nice Systems, Ltd. ADR†	9,500	316,350

Telephone-Integrated — 0.5%
AT&T, Inc.	5,100	176,409

Transactional Software — 1.2%
VeriFone Systems, Inc.†	13,700	406,068

Total Long-Term Investment Securities (cost $30,858,328)		31,156,817

REPURCHASE AGREEMENT — 6.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 10/31/2012, to be repurchased 11/01/2012 in the amount of $2,365,001 and collateralized by $2,090,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/2016 and having an approximate value of $2,413,154 (cost $2,365,000)	$2,365,000	2,365,000

TOTAL INVESTMENTS (cost $33,223,328) (1)	98.3%	33,521,817
Other assets less liabilities	1.7	568,791

NET ASSETS	100.0%	$34,090,608

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$5,038,827	$—	$—	$5,038,827
Computers	2,400,583	—	—	2,400,583
Computers-Memory Devices	2,116,630	—	—	2,116,630
Electronic Components-Semiconductors	2,421,690	—	—	2,421,690
Electronic Design Automation	2,739,578	—	—	2,739,578
Internet Security	2,170,067	—	—	2,170,067
Semiconductor Components-Integrated Circuits	2,544,239	—	—	2,544,239
Semiconductor Equipment	2,964,993	—	—	2,964,993
Other Industries*	8,760,210	—	—	8,760,210
Repurchase Agreement	—	2,365,000	—	2,365,000

Total	$31,156,817	$2,365,000	$—	$33,521,817

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.2%
Apparel Manufacturers — 1.0%
Jones Group, Inc.	503,530	$5,946,689

Auto/Truck Parts & Equipment-Original — 3.6%
Dana Holding Corp.	402,290	5,294,137
Lear Corp.	211,270	9,000,102
TRW Automotive Holdings Corp.†	130,020	6,047,230

		20,341,469

Banks-Commercial — 6.5%
Associated Banc-Corp.	484,180	6,241,080
CapitalSource, Inc.	1,109,270	8,774,326
Popular, Inc.†	258,193	4,990,871
Susquehanna Bancshares, Inc.	532,690	5,523,995
Webster Financial Corp.	153,000	3,366,000
Zions Bancorporation	388,250	8,335,727

		37,231,999

Banks-Super Regional — 2.5%
Comerica, Inc.	235,240	7,012,505
Huntington Bancshares, Inc.	1,171,190	7,483,904

		14,496,409

Batteries/Battery Systems — 0.9%
EnerSys, Inc.†	156,320	5,389,914

Beverages-Wine/Spirits — 1.3%
Constellation Brands, Inc., Class A†	202,939	7,171,864

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.†	283,420	8,060,465

Building-Heavy Construction — 0.5%
Tutor Perini Corp.†	284,370	2,883,512

Building-Residential/Commercial — 3.4%
Meritage Homes Corp.†	157,682	5,831,080
NVR, Inc.†	7,510	6,787,087
PulteGroup, Inc.†	399,890	6,934,093

		19,552,260

Casino Hotels — 1.2%
MGM Resorts International†	679,210	7,002,655

Chemicals-Specialty — 0.4%
Ferro Corp.†	788,520	2,073,808

Circuit Boards — 0.9%
TTM Technologies, Inc.†	592,470	5,332,230

Commercial Services — 1.1%
Convergys Corp.	360,140	6,053,953

Computer Services — 1.1%
Insight Enterprises, Inc.†	372,737	6,027,157

Cruise Lines — 1.5%
Royal Caribbean Cruises, Ltd.	246,790	8,309,419

Distribution/Wholesale — 1.9%
Arrow Electronics, Inc.†	191,690	6,753,239
Ingram Micro, Inc., Class A†	282,700	4,297,040

		11,050,279

Electric-Integrated — 5.0%
Great Plains Energy, Inc.	307,190	6,893,343
NV Energy, Inc.	399,380	7,592,214
PNM Resources, Inc.	330,780	7,330,085
Portland General Electric Co.	241,040	6,604,496

		28,420,138

Electronic Components-Misc. — 2.5%
AU Optronics Corp. ADR	1,122,169	4,241,799
Flextronics International, Ltd.†	768,320	4,433,206
Vishay Intertechnology, Inc.†	665,460	5,510,009

		14,185,014

Electronic Components-Semiconductors — 1.5%
Amkor Technology, Inc.†	739,390	3,194,165
Micron Technology, Inc.†	952,780	5,168,831

		8,362,996

Electronic Parts Distribution — 1.1%
Avnet, Inc.†	214,200	6,136,830

Finance-Leasing Companies — 1.0%
Aircastle, Ltd.	532,330	5,924,833

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	457,720	7,694,273

Food-Misc./Diversified — 1.1%
Dole Food Co., Inc.†	506,950	6,382,501

Gas-Distribution — 2.5%
Atmos Energy Corp.	213,280	7,671,682
UGI Corp.	200,350	6,469,301

		14,140,983

Home Decoration Products — 1.2%
Newell Rubbermaid, Inc.	335,570	6,926,165

Insurance-Life/Health — 2.2%
Torchmark Corp.	141,090	7,137,743
Unum Group	282,775	5,734,677

		12,872,420

Insurance-Property/Casualty — 1.4%
Fidelity National Financial, Inc., Class A	387,440	8,295,090

Insurance-Reinsurance — 5.3%
Aspen Insurance Holdings, Ltd.	257,780	8,339,183
Platinum Underwriters Holdings, Ltd.	171,430	7,611,492
Reinsurance Group of America, Inc.	134,070	7,094,984
Validus Holdings, Ltd.	205,730	7,365,134

		30,410,793

Investment Management/Advisor Services — 1.3%
Legg Mason, Inc.	291,270	7,421,560

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	123,780	4,384,288

Machinery-General Industrial — 0.6%
Sauer-Danfoss, Inc.	84,430	3,382,266

Medical-HMO — 0.7%
Health Net, Inc.†	199,240	4,287,645

Medical-Hospitals — 1.2%
LifePoint Hospitals, Inc.†	197,996	6,997,179

Metal Processors & Fabrication — 1.2%
Timken Co.	180,780	7,139,002

Networking Products — 0.7%
Anixter International, Inc.	70,429	4,128,548

Office Supplies & Forms — 1.0%
Avery Dennison Corp.	173,570	5,620,197

Oil & Gas Drilling — 1.3%
Helmerich & Payne, Inc.	156,590	7,485,002

Oil Companies-Exploration & Production — 2.9%
Cimarex Energy Co.	117,250	6,704,355

Plains Exploration & Production Co.†	144,680	5,159,289
Stone Energy Corp.†	199,970	4,717,292

		16,580,936

Publishing-Newspapers — 1.2%
Gannett Co., Inc.	394,910	6,673,979

Real Estate Investment Trusts — 8.4%
BioMed Realty Trust, Inc.	387,710	7,413,015
Camden Property Trust	79,430	5,212,991
DiamondRock Hospitality Co.	477,180	4,046,486
Entertainment Properties Trust	159,270	7,079,552
Glimcher Realty Trust	611,760	6,527,479
Mid-America Apartment Communities, Inc.	80,330	5,198,154
Plum Creek Timber Co., Inc.	138,570	6,083,223
RLJ Lodging Trust	364,670	6,498,420

		48,059,320

Rental Auto/Equipment — 1.7%
Avis Budget Group, Inc.†	326,610	5,398,864
Hertz Global Holdings, Inc.†	326,890	4,337,830

		9,736,694

Retail-Apparel/Shoe — 3.5%
ANN, Inc.†	179,400	6,307,704
Children’s Place Retail Stores, Inc.†	119,450	6,979,464
Men’s Wearhouse, Inc.	204,300	6,698,997

		19,986,165

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	189,140	4,318,066

Retail-Office Supplies — 0.7%
Office Depot, Inc.†	1,576,715	3,910,253

Savings & Loans/Thrifts — 2.0%
First Niagara Financial Group, Inc.	879,090	7,278,865
Washington Federal, Inc.	248,090	4,162,950

		11,441,815

Semiconductor Equipment — 3.1%
Entegris, Inc.†	730,740	5,999,375
Lam Research Corp.†	193,270	6,841,758
MKS Instruments, Inc.	196,828	4,651,046

		17,492,179

Steel-Producers — 3.1%
Commercial Metals Co.	399,500	5,497,120
Reliance Steel & Aluminum Co.	113,460	6,165,416
Steel Dynamics, Inc.	491,300	6,214,945

		17,877,481

Telecom Services — 1.3%
Amdocs, Ltd.	225,320	7,451,332

Telecommunication Equipment — 0.6%
Harris Corp.	73,420	3,361,168

Transport-Marine — 0.9%
Teekay Corp.	171,170	5,239,514

Transport-Services — 1.3%
Bristow Group, Inc.	148,760	7,426,099

Transport-Truck — 1.3%
Con-way, Inc.	247,520	7,205,307

Wire & Cable Products — 1.3%
General Cable Corp.†	261,780	7,468,583

Total Long-Term Investment Securities (cost $545,809,373)		561,750,696

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/01/2012 (cost $11,184,000)	$11,184,000	11,184,000

TOTAL INVESTMENTS (cost $556,993,373) (1)	100.2%	572,934,696
Liabilities in excess of other assets	(0.2)	(1,086,228)

NET ASSETS	100.0%	$571,848,468

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$37,231,999	$—	$—	$37,231,999
Electric-Integrated	28,420,138	—	—	28,420,138
Insurance-Reinsurance	30,410,793	—	—	30,410,793
Real Estate Investment Trusts	48,059,320	—	—	48,059,320
Other Industries*	417,628,446	—	—	417,628,446
Short-Term Investment Securities:
Time Deposits	—	11,184,000	—	11,184,000

Total	$561,750,696	$11,184,000	$—	$572,934,696

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.1%
Australia — 5.5%
Australia & New Zealand Banking Group, Ltd.	239,803	$6,335,203
Coca-Cola Amatil, Ltd.	163,744	2,286,156
Dexus Property Group	2,025,956	2,071,497
Fortescue Metals Group, Ltd.	392,742	1,663,358
Macquarie Group, Ltd.	65,829	2,179,847
Newcrest Mining, Ltd.	45,163	1,239,077
Origin Energy, Ltd.	167,363	1,973,586

		17,748,724

Belgium — 1.0%
Anheuser-Busch InBev NV	38,380	3,209,128

Bermuda — 1.2%
Biosensors International Group, Ltd.†	1,132,000	1,006,903
Haier Electronics Group Co., Ltd.†	610,000	780,008
Hong Kong Land Holdings, Ltd.	308,000	1,955,800

		3,742,711

British Virgin Islands — 0.2%
Hollysys Automation Technologies, Ltd.†	47,700	495,126

Canada — 4.4%
BCE, Inc.	84,312	3,685,669
Canadian Natural Resources, Ltd.	112,100	3,378,433
National Bank of Canada	54,274	4,194,110
Suncor Energy, Inc.	85,200	2,859,478

		14,117,690

Cayman Islands — 0.5%
China Shanshui Cement Group, Ltd.	2,230,000	1,657,383

China — 0.3%
China Construction Bank Corp.	1,421,000	1,072,619

Denmark — 0.4%
TDC A/S	178,364	1,228,793

Finland — 0.3%
Metso Oyj	27,829	976,430

France — 9.7%
Arkema SA	26,659	2,430,532
AXA SA	183,973	2,924,669
PPR	15,349	2,698,702
Safran SA	31,495	1,253,038
Sanofi	115,188	10,125,584
SCOR SE	87,442	2,333,627
Technip SA	30,818	3,471,197
Valeo SA	53,045	2,330,769
Vinci SA	77,983	3,451,296

		31,019,414

Germany — 14.2%
Allianz SE	65,176	8,081,150
BASF SE	89,776	7,439,093
Bayer AG	110,262	9,602,528
Continental AG	17,605	1,764,571
Daimler AG	26,888	1,255,502
Deutsche Lufthansa AG	166,282	2,541,055
Deutsche Post AG	189,822	3,763,146
Kabel Deutschland Holding AG	49,573	3,571,881
Lanxess AG	33,406	2,759,456
Siemens AG	45,511	4,574,011

		45,352,393

Hong Kong — 1.7%
AIA Group, Ltd.	288,800	1,142,150
Hysan Development Co., Ltd.	169,000	751,227
SJM Holdings, Ltd.	632,000	1,379,790
Sun Hung Kai Properties, Ltd.	149,000	2,074,451

		5,347,618

Ireland — 1.3%
Kerry Group PLC, Class A (ISE)	68,446	3,581,474
Kerry Group PLC, Class A (LSE)	9,593	502,954

		4,084,428

Israel — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	62,600	2,530,292

Italy — 3.4%
Eni SpA	280,406	6,436,665
Fiat Industrial SpA	211,399	2,289,309
UniCredit SpA†	454,095	2,004,687

		10,730,661

Japan — 18.9%
Ajinomoto Co., Inc.	102,000	1,557,535
Astellas Pharma, Inc.	76,400	3,794,639
Canon, Inc.	47,500	1,533,947
Electric Power Development Co., Ltd.	135,600	3,470,259
Inpex Corp.	524	2,986,596
Japan Airlines Co., Ltd.†	37,900	1,804,084
Japan Tobacco, Inc.	140,900	3,893,591
Konami Corp.	64,000	1,466,316
Lawson, Inc.	49,400	3,632,444
Mitsubishi Electric Corp.	297,000	2,217,362
Mitsubishi Estate Co., Ltd.	113,000	2,235,087
Mitsubishi UFJ Financial Group, Inc.	1,084,700	4,905,132
Mitsui & Co., Ltd.	386,400	5,445,321
Mitsui Fudosan Co., Ltd.	103,000	2,081,160
Murata Manufacturing Co., Ltd.	21,200	1,030,390
Nippon Telegraph & Telephone Corp.	57,700	2,627,327
Nissan Motor Co., Ltd.	940,200	7,867,388
ORIX Corp.	48,900	5,022,924
Tokyo Gas Co., Ltd.	531,000	2,813,641

		60,385,143

Jersey — 1.0%
WPP PLC	259,781	3,351,675

Mauritius — 0.3%
Golden Agri-Resources, Ltd.	2,139,000	1,095,979

Netherlands — 2.5%
ING Groep NV CVA†	681,198	6,018,081
Ziggo NV	60,282	1,952,580

		7,970,661

Portugal — 0.6%
EDP - Energias de Portugal SA	739,190	2,008,179

Russia — 0.9%
Sberbank of Russia ADR	258,362	3,009,917

Singapore — 0.6%
United Overseas Bank, Ltd.	117,000	1,752,410

South Korea — 1.7%
LS Corp.	10,037	820,925
Samsung Electronics Co., Ltd.	2,344	2,815,551
SK Hynix, Inc.†	81,730	1,862,269

		5,498,745

Spain — 1.3%
Amadeus IT Holding SA	99,384	2,460,395
Banco Bilbao Vizcaya Argentaria SA	211,352	1,763,376

		4,223,771

Switzerland — 2.7%
ACE, Ltd.	74,006	5,820,572
UBS AG	183,834	2,755,635

		8,576,207

United Kingdom — 20.1%
Aggreko PLC	54,344	1,885,498
AstraZeneca PLC	59,274	2,752,426
Barclays PLC	1,243,585	4,565,548
BG Group PLC	121,520	2,250,280
British Land Co. PLC	451,651	3,851,980
Centrica PLC	813,832	4,256,472
HSBC Holdings PLC	518,800	5,096,953
Imperial Tobacco Group PLC	23,497	887,287
Prudential PLC	529,111	7,244,938
Rio Tinto PLC	69,586	3,486,178
Royal Dutch Shell PLC, Class A	458,177	15,710,721
TUI Travel PLC	648,309	2,625,982
Vodafone Group PLC	3,101,898	8,422,065
Xstrata PLC	90,560	1,430,868

		64,467,196

United States — 0.6%
Philip Morris International, Inc.	21,700	1,921,752

Total Long-Term Investment Securities (cost $277,031,926)		307,575,045

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries— 1.0%
United States Treasury Bills 0.04% due 11/01/2012 (cost $2,999,701)	$3,000,000	2,999,701

REPURCHASE AGREEMENT — 2.3%
Agreement with Deutsch Bank AG, bearing interest at 0.25%, dated 10/31/2012, to be repurchased 11/01/2012 in the amount of $7,474,056 and collateralized by $7,632,000 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2014 and having an approximate value of $7,635,816 (cost $7,474,000)	7,474,000	7,474,000

TOTAL INVESTMENTS — (cost $287,505,627) (1)	99.4%	318,048,746
Other assets less liabilities	0.6	1,925,912

NET ASSETS —	100.0%	$319,974,658

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Ireland Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CAD	12,300	USD	12,500	11/21/2012	$190	$—
	USD	215,632	AUD	208,300	11/21/2012	269	—
	USD	1,119,244	SEK	7,394,400	11/21/2012	—	(5,059)

						459	(5,059)

Barclays Bank PLC	CAD	3,334,100	USD	3,387,242	11/21/2012	50,306	—
	CHF	2,512,900	USD	2,683,160	11/21/2012	—	(15,875)
	EUR	2,702,700	USD	3,493,020	11/21/2012	—	(10,662)
	GBP	2,079,700	USD	3,348,359	11/21/2012	—	(7,538)
	USD	845,373	AUD	818,600	11/21/2012	3,099	—
	USD	5,940,865	CHF	5,567,600	11/21/2012	39,138	—
	USD	2,252,854	EUR	1,745,400	11/21/2012	9,819	—
	USD	1,459,966	HKD	11,321,600	11/21/2012	928	—
	USD	145,526	JPY	11,347,800	11/21/2012	—	(3,355)
	USD	1,574,302	SEK	10,398,200	11/21/2012	—	(7,504)
	USD	859,661	SGD	1,057,400	11/21/2012	7,185	—

						110,475	(44,934)

Citibank N.A.	CAD	1,519,600	USD	1,545,251	11/21/2012	24,359	—
	DKK	5,983,400	USD	1,037,890	11/21/2012	—	(2,061)
	GBP	93,300	USD	150,616	11/21/2012	63	—
	USD	1,351,057	AUD	1,306,000	11/21/2012	2,601	—
	USD	2,164,870	CHF	2,028,700	11/21/2012	14,099	—
	USD	788,229	DKK	4,538,700	11/21/2012	624	—
	USD	2,364,161	SGD	2,906,500	11/21/2012	18,558	—

						60,304	(2,061)

Credit Suisse London Branch	CAD	1,042,900	USD	1,060,461	11/21/2012	16,674	—
	EUR	1,599,900	USD	2,068,383	11/21/2012	—	(5,670)
	JPY	419,114,100	USD	5,372,242	11/21/2012	121,373	—
	NOK	3,400,800	USD	597,580	11/21/2012	1,490	—
	USD	1,927,201	AUD	1,863,200	11/21/2012	3,990	—
	USD	5,623,270	CHF	5,271,000	11/21/2012	38,163	—
	USD	3,381,726	GBP	2,093,300	11/21/2012	—	(3,883)
	USD	572,850	NZD	692,500	11/21/2012	—	(4,026)
	USD	3,096,428	SEK	20,429,300	11/21/2012	—	(18,148)

						181,690	(31,727)

Deutsche Bank AG London	CAD	799,500	USD	812,748	11/21/2012	12,568	—
	EUR	773,500	USD	999,910	11/21/2012	—	(2,828)
	GBP	154,600	USD	249,524	11/21/2012	55	—
	USD	1,789,446	CHF	1,678,500	11/21/2012	13,384	—
	USD	5,524,779	EUR	4,277,800	11/21/2012	20,807	—
	USD	1,514,133	SEK	10,000,700	11/21/2012	—	(7,231)

						46,814	(10,059)

Goldman Sachs International	EUR	1,096,500	USD	1,416,552	11/21/2012	—	(4,911)
	GBP	453,100	USD	731,464	11/21/2012	322	—
	USD	1,609,180	AUD	1,555,500	11/21/2012	3,082	—
	USD	1,142,267	EUR	875,300	11/21/2012	—	(7,559)
	USD	558,735	JPY	43,568,500	11/21/2012	—	(12,888)
	USD	348,536	SEK	2,301,800	11/21/2012	—	(1,702)

						3,404	(27,060)

HSBC Bank	CAD	450,300	USD	457,557	11/21/2012	6,874	—
	EUR	2,494,000	USD	3,220,752	11/21/2012	—	(12,380)
	USD	2,348,278	CHF	2,200,900	11/21/2012	15,647	—
	USD	2,612,102	GBP	1,615,700	11/21/2012	—	(4,936)
	USD	740,747	HKD	5,744,000	11/21/2012	436	—
	USD	907,116	JPY	70,727,800	11/21/2012	—	(21,003)
	USD	953,820	NOK	5,452,700	11/21/2012	1,926	—

						24,883	(38,319)

JPMorgan Chase Bank	AUD	253,100	USD	261,861	11/21/2012	—	(475)
	CAD	2,438,500	USD	2,479,814	11/21/2012	39,239	—
	HKD	3,849,400	USD	496,409	11/21/2012	—	(303)
	JPY	240,135,900	USD	3,080,146	11/21/2012	71,605	—
	SGD	1,596,900	USD	1,298,525	11/21/2012	—	(10,598)
	USD	4,666,069	CHF	4,373,600	11/21/2012	31,491	—
	USD	825,661	EUR	639,200	11/21/2012	2,975	—
	USD	1,613,754	GBP	999,600	11/21/2012	—	(755)
	USD	1,785,200	NOK	10,171,800	11/21/2012	—	(2,294)
	USD	608,394	SEK	3,994,800	11/21/2012	—	(6,458)

						145,310	(20,883)

Royal Bank of Scotland PLC	CHF	330,000	USD	352,060	11/21/2012	—	(2,384)
	JPY	41,339,600	USD	529,995	11/21/2012	12,072	—
	USD	4,382,790	AUD	4,243,600	11/21/2012	15,665	—
	USD	104,209	EUR	80,700	11/21/2012	408	—

						28,145	(2,384)

State Street Bank and Trust Co.	AUD	314,600	USD	325,451	11/21/2012	—	(630)
	CAD	2,350,800	USD	2,390,166	11/21/2012	37,366	—
	EUR	7,540,200	USD	9,738,847	11/21/2012	—	(35,996)
	ILS	3,078,700	USD	790,383	11/21/2012	—	(1,701)
	NOK	2,192,800	USD	385,073	11/21/2012	721	—

						38,087	(38,327)

UBS AG	USD	2,553,424	CHF	2,393,600	11/21/2012	17,474	—
	USD	1,457,488	EUR	1,128,200	11/21/2012	5,070	—
	USD	2,271,925	GBP	1,413,900	11/21/2012	9,608	—

						32,152	—

Westpac Banking Corp.	CAD	1,760,700	USD	1,789,766	11/21/2012	27,568	—
	GBP	1,460,700	USD	2,358,030	11/21/2012	979	—
	USD	2,341,214	AUD	2,265,600	11/21/2012	7,061	—
	USD	6,724,868	JPY	524,099,200	11/21/2012	—	(158,694)

						35,608	(158,694)

Net Unrealized Appreciation (Depreciation)						$707,331	$(379,507)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Oil Companies-Integrated	8.5%
Medical-Drugs	8.3
Diversified Banking Institutions	6.1
Banks-Commercial	5.6
Insurance-Multi-line	5.2
Insurance-Life/Health	4.6
Chemicals-Diversified	4.0
Auto-Cars/Light Trucks	2.9
Cellular Telecom	2.6
Repurchase Agreements	2.3
Gas-Distribution	2.2
Real Estate Operations & Development	2.1
Tobacco	2.1
Oil Companies-Exploration & Production	2.0
Real Estate Investment Trusts	1.8
Food-Misc./Diversified	1.8
Telecom Services	1.7
Import/Export	1.7
Finance-Leasing Companies	1.6
Electronic Components-Semiconductors	1.5
Diversified Manufacturing Operations	1.4
Airlines	1.4
Electric-Integrated	1.2
Telephone-Integrated	1.2
Transport-Services	1.2
Retail-Convenience Store	1.1
Cable/Satellite TV	1.1
Metal-Diversified	1.1
Oil-Field Services	1.1
Electric-Generation	1.1
Building-Heavy Construction	1.1
Advertising Agencies	1.0
Brewery	1.0
U.S. Government Treasuries	1.0
Retail-Major Department Stores	0.8
Travel Services	0.8
Medical-Generic Drugs	0.8
Transactional Software	0.8
Insurance-Reinsurance	0.7
Auto/Truck Parts & Equipment-Original	0.7
Auto-Heavy Duty Trucks	0.7
Beverages-Non-alcoholic	0.7
Real Estate Management/Services	0.7
Electric Products-Misc.	0.7
Finance-Investment Banker/Broker	0.7
Commercial Services	0.6
Rubber-Tires	0.6
Metal-Iron	0.5
Building Products-Cement	0.5
Office Automation & Equipment	0.5
Entertainment Software	0.5
Diversified Minerals	0.4
Casino Hotels	0.4
Electronics-Military	0.4
Gold Mining	0.4
Agricultural Operations	0.3
Electronic Components-Misc.	0.3
Medical Products	0.3
Machinery-General Industrial	0.3
Appliances	0.3
Diversified Operations	0.2
Industrial Automated/Robotic	0.2

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$17,748,724	$—	$—	$17,748,724
France	31,019,414	—	—	31,019,414
Germany	45,352,393	—	—	45,352,393
Japan	60,385,143	—	—	60,385,143
United Kingdom	64,467,196	—	—	64,467,196
Other Countries*	88,602,175	—	—	88,602,175
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,999,701	—	2,999,701
Repurchase Agreement	—	7,474,000	—	7,474,000
Other Financial Instruments:@
Open Foward Foreign Currency Contracts-Appreciation	—	707,331	—	707,331

Total	$307,575,045	$11,181,032	$—	$318,756,077

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$379,507	$—	$379,507

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012 —

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK — 96.1%
Australia — 1.5%
Australia & New Zealand Banking Group, Ltd.	17,484	$461,899
BHP Billiton, Ltd.	32,880	1,168,989
Flight Centre, Ltd.	15,370	424,398
Westfield Retail Trust	123,663	397,942

		2,453,228

Belgium — 0.7%
Anheuser-Busch InBev NV	8,629	721,510
Solvay SA	3,888	467,458

		1,188,968

Bermuda — 0.5%
Jardine Matheson Holdings, Ltd.	8,400	517,440
PartnerRe, Ltd.	2,988	242,028

		759,468

Brazil — 0.5%
Cielo SA	13,500	334,002
Petroleo Brasileiro SA ADR	20,524	435,314

		769,316

Canada — 2.9%
Agrium, Inc.	4,226	445,047
Alimentation Couche-Tard, Inc., Class B	9,660	474,513
BCE, Inc.	9,153	400,120
Canadian National Railway Co.	5,362	462,998
First Quantum Minerals, Ltd.	21,628	486,156
Intact Financial Corp.	6,922	424,503
InterOil Corp.†	5,683	366,440
Suncor Energy, Inc.	18,224	611,633
TELUS Corp.	7,485	481,363
Toronto-Dominion Bank	6,056	492,545

		4,645,318

Cayman Islands — 0.8%
Baidu, Inc. ADR†	4,027	429,359
Coastal Energy Co.†	24,980	469,461
Sands China, Ltd.	112,400	422,766

		1,321,586

China — 1.3%
China Construction Bank Corp.	1,019,000	769,176
Industrial & Commercial Bank of China, Ltd.	1,208,000	799,613
Ping An Insurance Group Co.	54,000	427,816

		1,996,605

Denmark — 0.6%
Carlsberg A/S, Class B	6,450	556,426
Novo Nordisk A/S, Class B	2,550	410,944

		967,370

Finland — 0.3%
UPM-Kymmene OYJ	48,333	517,463

France — 5.2%
Accor SA	13,951	435,248
AXA SA	68,664	1,091,570
BNP Paribas SA	13,888	698,616
Cie Generale des Etablissements Michelin	3,960	340,096
Lafarge SA	10,403	609,200
Pernod-Ricard SA	3,656	393,456
PPR	3,152	554,193
Sanofi	16,209	1,424,850
Schneider Electric SA	9,231	577,120
Technip SA	4,412	496,947
Total SA	22,550	1,134,638
Vivendi SA	25,109	513,723

		8,269,657

Germany — 4.1%
Allianz SE	6,660	825,771
BASF SE	8,516	705,660
Bayer AG	13,196	1,149,217
Bayerische Motoren Werke AG	8,965	714,048
Bilfinger Berger SE	4,741	463,890
Continental AG	4,239	424,880
E.ON AG	22,554	512,461
Freenet AG	18,164	300,294
Fresenius SE & Co. KGaA	3,482	397,161
Linde AG	2,334	392,521
SAP AG	9,748	710,079

		6,595,982

Guernsey — 0.0%
Resolution, Ltd.	10,005	35,246

Hong Kong — 1.1%
Cheung Kong Holdings, Ltd.	31,000	457,997
China Overseas Land & Investment, Ltd.	150,000	394,836
Hang Lung Properties, Ltd.	115,000	400,642
Wharf Holdings, Ltd.	67,000	459,920

		1,713,395

India — 0.9%
HDFC Bank, Ltd. ADR	10,171	380,294
ICICI Bank, Ltd. ADR	11,042	433,399
Yes Bank, Ltd.	74,475	569,551

		1,383,244

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	679,000	523,123

Ireland — 1.3%
Accenture PLC, Class A	7,375	497,149
Covidien PLC	10,746	590,493
Ingersoll-Rand PLC	11,720	551,192
Kerry Group PLC, Class A (ISE)	1,209	63,261
Kerry Group PLC, Class A (LSE)	7,221	378,591

		2,080,686

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	13,976	564,910

Italy — 0.2%
Prada SpA	35,800	292,172

Japan — 4.9%
Anritsu Corp.	37,000	464,412

Astellas Pharma, Inc.	5,600	278,141
Dena Co., Ltd.	11,100	346,362
FamilyMart Co., Ltd.	7,400	358,737
FANUC Corp.	2,400	382,112
Hitachi, Ltd.	68,000	360,316
Isuzu Motors, Ltd.	72,000	380,609
ITOCHU Corp.	45,800	458,402
Japan Tobacco, Inc.	14,700	406,216
JX Holdings, Inc.	67,800	360,954
Komatsu, Ltd.	28,900	605,296
Makita Corp.	11,800	466,353
Marubeni Corp.	67,000	433,910
Mitsubishi Corp.	22,300	398,065
Nippon Telegraph & Telephone Corp.	6,800	309,633
Nissan Motor Co., Ltd.	66,800	558,968
ORIX Corp.	4,390	450,933
Sumitomo Corp.	31,900	434,764
Sumitomo Mitsui Financial Group, Inc.	14,500	443,918

		7,898,101

Jersey — 0.7%
Petrofac, Ltd.	11,059	286,257
Wolseley PLC	11,108	485,603
WPP PLC	28,046	361,847

		1,133,707

Netherlands — 1.7%
ASML Holding NV	7,910	435,221
ING Groep NV CVA†	64,606	570,765
Koninklijke Philips Electronics NV	19,780	494,554
LyondellBasell Industries NV, Class A	8,267	441,375
Unilever NV CVA	20,647	758,156

		2,700,071

Panama — 0.4%
Carnival Corp.(1)	14,641	554,601

Singapore — 0.3%
Avago Technologies, Ltd.	16,647	549,850

South Africa — 0.2%
Tiger Brands, Ltd.	12,276	390,197

South Korea — 0.7%
Hyundai Motor Co.	2,295	472,426
Samsung Electronics Co., Ltd.	520	624,610

		1,097,036

Spain — 0.5%
Amadeus IT Holding SA	16,116	398,975
Ferrovial SA	28,251	399,131

		798,106

Switzerland — 4.3%
ACE, Ltd.	8,015	630,380
Actelion, Ltd.	6,244	301,171
Cie Financiere Richemont SA, Class A	11,173	724,631
Credit Suisse Group AG	31,278	725,107
Holcim, Ltd.	7,217	492,473
Nestle SA	22,916	1,454,242
Novartis AG	15,952	960,066
Roche Holding AG	6,509	1,251,758
Zurich Insurance Group AG	1,478	364,223

		6,904,051

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,269	401,777

United Kingdom — 12.2%
Associated British Foods PLC	19,885	444,438
AstraZeneca PLC	15,282	709,629
Aviva PLC	106,089	567,360
Barclays PLC	252,163	925,761
BG Group PLC	42,649	789,765
British American Tobacco PLC	17,928	888,046
BT Group PLC	108,383	371,669
Burberry Group PLC	23,233	437,160
Centrica PLC	73,143	382,550
Diageo PLC	18,570	530,721
Ensco PLC, Class A	7,583	438,449
GlaxoSmithKline PLC	28,605	640,026
HSBC Holdings PLC	57,791	567,768
Imperial Tobacco Group PLC	11,376	429,578
Inchcape PLC	62,566	405,883
InterContinental Hotels Group PLC	11,900	293,815
ITV PLC	254,604	355,605
Legal & General Group PLC	188,404	407,409
Marks & Spencer Group PLC	84,852	539,230
Meggitt PLC	57,717	359,523
Persimmon PLC	31,142	399,530
Prudential PLC	55,429	758,971
Rio Tinto PLC	15,844	793,766
Royal Dutch Shell PLC, Class A	54,796	1,878,935
Spectris PLC	12,250	341,598
Standard Chartered PLC	48,270	1,140,003
Taylor Wimpey PLC	488,175	481,341
Tullow Oil PLC	19,080	432,296
Unilever PLC	14,569	543,333
Vodafone Group PLC	544,119	1,477,355
Xstrata PLC	45,291	715,608

		19,447,121

United States — 47.3%
Abbott Laboratories	7,762	508,566
Acuity Brands, Inc.	4,091	264,688
Adobe Systems, Inc.†	16,725	568,650
AGCO Corp.†	10,716	487,685
Allergan, Inc.	5,539	498,067
Allstate Corp.	10,031	401,039
Altera Corp.	11,780	359,054
Altria Group, Inc.	12,364	393,175
Amazon.com, Inc.†	3,075	715,921
American Express Co.	10,136	567,312
American Tower Corp.	5,314	400,091
Ameriprise Financial, Inc.	8,799	513,598
Amgen, Inc.	8,369	724,295
Anadarko Petroleum Corp.	11,750	808,517
Apple, Inc.	7,048	4,194,265
Ashland, Inc.	5,717	406,765

AT&T, Inc.	33,415	1,155,825
Bank of America Corp.	89,159	830,962
Baxter International, Inc.	7,977	499,599
BE Aerospace, Inc.†	11,413	514,612
Biogen Idec, Inc.†	4,014	554,815
Cameron International Corp.†	8,113	410,842
Capital One Financial Corp.	12,731	766,024
CF Industries Holdings, Inc.	2,317	475,425
Chevron Corp.	16,958	1,868,941
Cisco Systems, Inc.	35,099	601,597
Citigroup, Inc.	57,756	2,159,497
Cognizant Technology Solutions Corp., Class A†	7,307	487,012
Comcast Corp., Class A	16,545	620,603
Cummins, Inc.	4,400	411,752
CVS Caremark Corp.	12,304	570,906
D.R. Horton, Inc.	19,482	408,343
Danaher Corp.	5,761	298,017
Discover Financial Services	16,278	667,398
Discovery Communications, Inc., Class A†	7,513	443,417
Dow Chemical Co.	15,493	453,945
eBay, Inc.†	12,042	581,508
Eli Lilly & Co.	11,525	560,461
EMC Corp.†	23,244	567,618
EOG Resources, Inc.	4,494	523,506
Exxon Mobil Corp.	14,820	1,351,139
Fifth Third Bancorp	31,071	451,462
Foot Locker, Inc.	12,067	404,244
Freeport-McMoRan Copper & Gold, Inc.	16,324	634,677
Gannett Co., Inc.	23,188	391,877
Gap, Inc.	8,937	319,230
Gardner Denver, Inc.	5,981	414,663
General Electric Co.	89,811	1,891,420
General Motors Co.†	16,120	411,060
Gilead Sciences, Inc.†	8,320	558,771
Goldman Sachs Group, Inc.	6,656	814,628
Google, Inc., Class A†	2,353	1,599,499
Hain Celestial Group, Inc.†	2,666	154,095
Hartford Financial Services Group, Inc.	31,160	676,484
Hess Corp.	8,698	454,557
International Business Machines Corp.	3,957	769,755
Johnson & Johnson	25,033	1,772,837
KLA-Tencor Corp.	7,656	356,157
Kraft Foods Group, Inc.†	13,343	606,840
Lam Research Corp.†	11,070	391,878
Lennar Corp., Class A	12,104	453,537
LinkedIn Corp., Class A†	3,805	406,869
Lowe’s Cos., Inc.	14,728	476,893
Macy’s, Inc.	13,904	529,325
Marathon Oil Corp.	18,101	544,116
Marathon Petroleum Corp.	6,639	364,680
Mastercard, Inc., Class A	893	411,610
Merck & Co., Inc.	45,117	2,058,689
MetLife, Inc.	15,779	559,997
Microsoft Corp.	48,539	1,385,060
Mondelez International, Inc., Class A	16,199	429,921
Morgan Stanley	23,360	405,997
Motorola Solutions, Inc.	9,204	475,663
Mylan, Inc.†	23,167	587,052
National Oilwell Varco, Inc.	4,813	354,718
NextEra Energy, Inc.	5,137	359,898
Norfolk Southern Corp.	5,985	367,180
Occidental Petroleum Corp.	7,039	555,799
Oracle Corp.	22,066	685,149
Peabody Energy Corp.	19,258	537,298
PepsiCo, Inc.	11,590	802,492
Pfizer, Inc.	90,172	2,242,578
Philip Morris International, Inc.	12,143	1,075,384
Pier 1 Imports, Inc.	22,198	452,839
priceline.com, Inc.†	570	327,049
Prudential Financial, Inc.	8,583	489,660
QEP Resources, Inc.	10,220	296,380
QUALCOMM, Inc.	11,731	687,143
Quanta Services, Inc.†	19,155	496,689
Raytheon Co.	8,872	501,800
Snap-on, Inc.	6,051	467,924
Sprint Nextel Corp.†	56,795	314,644
Starwood Hotels & Resorts Worldwide, Inc.	8,699	451,043
SunTrust Banks, Inc.	11,169	303,797
Symantec Corp.†	22,541	410,021
Target Corp.	9,977	636,034
Texas Capital Bancshares, Inc.†	7,664	363,810
Time Warner Cable, Inc.	6,260	620,429
Time Warner, Inc.	15,588	677,299
Travelers Cos., Inc.	7,979	566,030
Union Pacific Corp.	4,499	553,512
United Technologies Corp.	7,479	584,559
UnitedHealth Group, Inc.	14,132	791,392
US Bancorp	17,923	595,223
Valero Energy Corp.	13,929	405,334
Veeco Instruments, Inc.†	16,723	513,396
Verizon Communications, Inc.	7,756	346,228
VF Corp.	3,268	511,377
Virgin Media, Inc.	16,687	546,332
Wal-Mart Stores, Inc.	9,694	727,244
Walt Disney Co.	12,556	616,123
Wells Fargo & Co.	53,600	1,805,784
Whirlpool Corp.	5,020	490,354
Williams-Sonoma, Inc.	9,379	433,591

		75,722,531

Total Common Stock (cost $138,781,590)		153,674,886

PREFERRED STOCK — 1.1%
Germany — 1.1%
Henkel AG & Co. KGaA	6,097	486,880
Volkswagen AG	6,319	1,307,183

Total Preferred Stock (cost $1,430,195)		1,794,063

Total Long-Term Investment Securities (cost $140,211,785)		155,468,949

REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $4,320,001 and collateralized by $3,820,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/2016 and having an approximate value of $4,410,645 (cost $4,320,000)	$4,320,000	4,320,000

TOTAL INVESTMENTS — (cost $144,531,785)(2)	99.9%	159,788,949
Other assets less liabilities	0.1	195,058

NET ASSETS —	100.0%	$159,984,007

†	Non-income producing security

(1)	Consists of more than one type of securities traded together as a unit.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE   — Irish Stock Exchange

LSE  — London Stock Exchange

Industry Allocation*

Medical-Drugs	9.2%
Oil Companies-Integrated	5.9
Diversified Banking Institutions	4.5
Banks-Commercial	4.0
Food-Misc./Diversified	3.2
Insurance-Multi-line	3.0
Repurchase Agreements	2.7
Computers	2.6
Banks-Super Regional	2.5
Auto-Cars/Light Trucks	2.4
Oil Companies-Exploration & Production	2.1
Tobacco	2.1
Insurance-Life/Health	1.8
Diversified Manufacturing Operations	1.8
Telephone-Integrated	1.5
Chemicals-Diversified	1.3
Web Portals/ISP	1.3
Telecom Services	1.1
Diversified Minerals	1.1
Cellular Telecom	1.1
Computer Services	1.1
Building-Residential/Commercial	1.1
Import/Export	1.1
Medical-Biomedical/Gene	1.0
Semiconductor Equipment	1.0
Medical Products	1.0
Electronic Components-Semiconductors	0.9
Applications Software	0.9
Retail-Discount	0.9
Enterprise Software/Service	0.8
Transport-Rail	0.8
Electronic Components-Misc.	0.8
E-Commerce/Products	0.8
Multimedia	0.8
Real Estate Operations & Development	0.8
Cable/Satellite TV	0.8
Apparel Manufacturers	0.8
Finance-Credit Card	0.8
Hotels/Motels	0.8
Medical-Generic Drugs	0.8
Brewery	0.7
Metal-Copper	0.7
Building Products-Cement	0.7
Aerospace/Defense-Equipment	0.7
Retail-Major Department Stores	0.7
Semiconductor Components-Integrated Circuits	0.7
Insurance-Property/Casualty	0.7
Diversified Operations	0.6
Tools-Hand Held	0.6
Agricultural Chemicals	0.6
Distribution/Wholesale	0.6
Building & Construction-Misc.	0.6
Beverages-Wine/Spirits	0.5
Electric-Integrated	0.5
Aerospace/Defense	0.5
Retail-Convenience Store	0.5
Beverages-Non-alcoholic	0.5
Metal-Diversified	0.5
Medical-HMO	0.5
Oil-Field Services	0.5
Oil Refining & Marketing	0.5
Oil Field Machinery & Equipment	0.5
Rubber-Tires	0.5
Commercial Services-Finance	0.5
Retail-Apparel/Shoe	0.5
Real Estate Investment Trusts	0.4
Retail-Jewelry	0.4
E-Commerce/Services	0.4
Machinery-Construction & Mining	0.4
Networking Products	0.4
Power Converter/Supply Equipment	0.4
Retail-Drug Store	0.4
Electronic Forms	0.4
Computers-Memory Devices	0.4
Cruise Lines	0.4
Coal	0.3
Retail-Regional Department Stores	0.3
Paper & Related Products	0.3
Investment Management/Advisor Services	0.3
Commercial Services	0.3
Appliances	0.3
Machinery-Farming	0.3
Soap & Cleaning Preparation	0.3
Retail-Building Products	0.3
Wireless Equipment	0.3
Retail-Home Furnishings	0.3
Finance-Leasing Companies	0.3
Broadcast Services/Program	0.3
Oil & Gas Drilling	0.3
Retail-Mail Order	0.3
Travel Services	0.3
Machinery-General Industrial	0.3
Engines-Internal Combustion	0.3
Internet Security	0.3
Internet Content-Information/News	0.3
Chemicals-Specialty	0.3
Casino Hotels	0.2
Transactional Software	0.2
Industrial Gases	0.2
Publishing-Newspapers	0.2
Gas-Distribution	0.2
Industrial Automated/Robotic	0.2
Advertising Agencies	0.2
Electric Products-Misc.	0.2
Television	0.2
Lighting Products & Systems	0.2
Insurance-Reinsurance	0.2

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$8,269,657	$—	$—	$8,269,657
United Kingdom	19,447,121	—	—	19,447,121
United States	75,722,531	—	—	75,722,531
Other Countries*	50,235,577	—	—	50,235,577
Preferred Stock	1,794,063	—	—	1,794,063
Repurchase Agreement	—	4,320,000	—	4,320,000

Total	$155,468,949	$4,320,000	$—	$159,788,949

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 85.3%
Australia — 4.2%
AGL Energy, Ltd.	6,738	$101,698
ALS, Ltd.	4,000	38,491
Amcor, Ltd.	14,462	118,597
AMP, Ltd.	37,938	180,761
APA Group	9,041	48,427
Asciano, Ltd.	11,518	54,521
Australia & New Zealand Banking Group, Ltd.	31,372	828,797
BHP Billiton, Ltd.	38,950	1,384,797
Boral, Ltd.	181	675
Brambles, Ltd.	18,664	140,656
Coca-Cola Amatil, Ltd.	7,280	101,642
Cochlear, Ltd.	671	49,586
Commonwealth Bank of Australia	18,193	1,090,623
Crown, Ltd.	4,806	48,492
CSL, Ltd.	6,046	298,112
Echo Entertainment Group, Ltd.	8,637	31,469
Fortescue Metals Group, Ltd.	14,279	60,475
Goodman Group	22,317	102,626
Harvey Norman Holdings, Ltd.	6,938	13,720
Iluka Resources, Ltd.	5,258	54,144
Incitec Pivot, Ltd.	18,485	60,635
Insurance Australia Group, Ltd.	26,493	126,230
Leighton Holdings, Ltd.	1,765	32,796
Lend Lease Group	1,207	10,863
Macquarie Group, Ltd.	3,661	121,230
National Australia Bank, Ltd.	23,656	633,302
Newcrest Mining, Ltd.	13,370	366,815
Orica, Ltd.	4,219	110,014
Origin Energy, Ltd.	13,113	154,632
QBE Insurance Group, Ltd.	11,791	161,318
QR National, Ltd.	20,040	77,801
Rio Tinto, Ltd.	5,169	305,522
Santos, Ltd.	11,319	135,239
Sonic Healthcare, Ltd.	5,344	72,115
Stockland	68,333	245,428
Suncorp Group, Ltd.	14,739	143,818
Tabcorp Holdings, Ltd.	8,309	24,495
Tatts Group, Ltd.	16,126	46,871
Telstra Corp., Ltd.	48,023	206,380
Toll Holdings, Ltd.	8,061	37,153
Transurban Group	15,616	98,558
Wesfarmers, Ltd.	11,614	419,184
Westfield Group	30,413	336,538
Westfield Retail Trust	51,100	164,437
Westpac Banking Corp.	33,040	874,921
Woodside Petroleum, Ltd.	7,526	268,745
Woolworths, Ltd.	14,039	428,597
WorleyParsons, Ltd.	2,638	67,556

		10,479,502

Austria — 0.5%
Erste Group Bank AG†	13,649	342,766
OMV AG	8,281	302,682
Raiffeisen Bank International AG	3,821	152,787
Telekom Austria AG	13,664	86,074
Verbund AG	2,501	58,204
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,953	83,865
Voestalpine AG	6,231	196,254

		1,222,632

Belgium — 0.9%
Ageas	900	22,905
Anheuser-Busch InBev NV (BSE)	17,159	1,434,743
Anheuser-Busch InBev NV (VVPR)†	10,360	13
Belgacom SA	1,994	58,281
Groupe Bruxelles Lambert SA	1,996	147,362
Mobistar SA	1,502	39,735
Solvay SA	1,106	132,975
Telenet Group Holding NV	1,100	50,436
UCB SA	2,269	132,343
Umicore SA	2,656	136,309

		2,155,102

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	35,187
First Pacific Co.	28,000	31,179
Kerry Properties, Ltd.	9,000	44,768
Li & Fung, Ltd.	62,000	103,999
Noble Group, Ltd.	76,090	81,717
Shangri-La Asia, Ltd.	20,000	38,709
Yue Yuen Industrial Holdings, Ltd.	10,000	34,387

		369,946

Brazil — 0.1%
All America Latina Logistica SA	7,200	32,756
BRF — Brasil Foods SA	10,402	189,239

		221,995

Canada — 1.2%
Agnico-Eagle Mines, Ltd.	3,800	214,550
Barrick Gold Corp.	22,100	893,736
Eldorado Gold Corp.	12,400	183,253
Franco-Nevada Corp.	3,000	172,746
Goldcorp, Inc.	17,500	791,114
IAMGOLD Corp.	8,400	130,363
Kinross Gold Corp.	25,200	250,297
New Gold, Inc.†	10,100	118,217
Yamana Gold, Inc.	17,000	343,319

		3,097,595

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,200	24,526
MGM China Holdings, Ltd.	25,600	46,443
Sands China, Ltd.	29,600	111,334
Veripos, Inc.	327	946
Wynn Macau, Ltd.	18,800	53,368

		236,617

Denmark — 1.4%
AP Moeller — Maersk A/S, Series A	16	105,974
AP Moeller — Maersk A/S, Series B	40	279,114
Carlsberg A/S, Class B	3,045	262,685
Coloplast A/S, Class B	732	160,509
Danske Bank A/S†	18,604	290,922
DSV A/S	5,672	127,526
Novo Nordisk A/S, Class B	11,768	1,896,465
Novozymes A/S, Class B	7,414	204,823
TDC A/S	36,291	250,018

		3,578,036

Finland — 0.9%
Elisa Oyj	6,593	141,343
Fortum Oyj	11,689	216,200
Kesko Oyj, Class B	10,692	334,681

Kone Oyj, Class B	3,359	240,546
Metso Oyj	6,391	224,239
Neste Oil Oyj	8,347	104,349
Nokia Oyj	94,312	254,020
Sampo Oyj, Class A	8,082	253,297
Stora Enso Oyj, Class R	12,969	81,830
UPM-Kymmene Oyj	22,538	241,296
Wartsila OJY ABP	4,117	166,544

		2,258,345

France — 4.5%
Accor SA	1,748	54,535
Air Liquide SA	2,349	277,064
Alcatel-Lucent†	20,584	20,944
Alstom SA	10,412	355,607
AtoS	273	18,333
AXA SA	9,593	152,502
Bouygues SA	10,346	248,822
Cap Gemini SA	892	37,494
Carrefour SA	5,241	126,624
Casino Guichard Perrachon SA	201	17,554
Cie de St-Gobain	8,318	293,145
Cie Generale d’Optique Essilor International SA	1,708	153,971
Cie Generale de Geophysique — Veritas†	17,060	557,451
Cie Generale des Etablissements Michelin	3,885	333,655
CNP Assurances	2,057	29,061
Danone SA	9,275	570,133
Dassault Systemes SA	356	37,510
Edenred	1,748	50,581
Electricite de France SA	926	19,594
Eurazeo	256	11,718
Fonciere Des Regions	196	15,756
France Telecom SA	8,705	97,056
GDF Suez	5,808	133,284
Gecina SA	184	20,377
ICADE	167	15,029
Imerys SA	258	14,495
Klepierre	731	27,103
L’Oreal SA	420	53,496
Lafarge SA	6,164	360,964
Lagardere SCA	1,554	42,470
Legrand SA	4,681	180,319
Pernod-Ricard SA	828	89,109
Peugeot SA†	883	5,649
PPR	1,128	198,328
Publicis Groupe SA	3,122	168,196
Remy Cointreau SA	399	41,383
Renault SA	487	21,784
Safran SA	4,632	184,285
Sanofi	23,024	2,023,921
Schneider Electric SA	10,021	626,511
SCOR SE	3,894	103,922
Societe BIC SA	246	29,998
Societe Generale SA†	16,957	539,030
Sodexo	899	69,180
Technip SA	5,146	579,622
Total SA	20,428	1,027,866
Unibail-Rodamco SE	1,348	303,752
Veolia Environnement SA	2,530	25,044
Vinci SA	13,892	614,818
Vivendi SA	13,599	278,232

		11,257,277

Germany — 9.0%
Allianz SE	14,022	1,738,583
Axel Springer AG	900	38,601
BASF SE	27,110	2,246,411
Bayer AG	22,214	1,934,579
Bayerische Motoren Werke AG	9,395	748,297
Beiersdorf AG	3,003	218,399
Brenntag AG	1,133	142,801
Celesio AG	4,569	88,447
Commerzbank AG†	48,957	93,787
Continental AG	811	81,287
Daimler AG	22,713	1,060,556
Deutsche Bank AG	22,826	1,034,619
Deutsche Boerse AG	2,464	133,369
Deutsche Lufthansa AG	9,369	143,173
Deutsche Post AG	41,498	822,681
Deutsche Telekom AG	72,535	828,189
E.ON AG	63,641	1,446,019
Fraport AG Frankfurt Airport Services Worldwide	790	46,324
Fresenius Medical Care AG & Co. KGaA	10,473	735,606
Fresenius SE & Co. KGaA	663	75,623
GEA Group AG	4,777	149,158
Hannover Rueckversicherung AG	2,864	201,460
Infineon Technologies AG	5,977	40,672
K+S AG	4,809	227,511
Kabel Deutschland Holding AG	1,987	143,169
Lanxess AG	1,427	117,875
Linde AG	3,908	657,229
Merck KGaA	1,815	231,958
Metro AG	16,372	471,627
Muenchener Rueckversicherungs AG	6,433	1,033,928
RWE AG	10,851	495,845
SAP AG	36,763	2,677,949
Siemens AG	15,508	1,558,607
ThyssenKrupp AG	8,459	192,475
United Internet AG	2,452	49,055
Volkswagen AG	2,622	511,135

		22,417,004

Hong Kong — 1.0%
Bank of East Asia, Ltd.	18,189	67,358
BOC Hong Kong Holdings, Ltd.	42,000	129,522
Cheung Kong Holdings, Ltd.	16,000	236,386
China Merchants Holdings International Co., Ltd.	29	96
CLP Holdings, Ltd.	22,500	191,902
Hang Lung Group, Ltd.	10,000	59,032
Hang Lung Properties, Ltd.	27,000	94,064
Hang Seng Bank, Ltd.	10,800	165,970
Henderson Land Development Co., Ltd.	11,388	78,981
Hong Kong & China Gas Co., Ltd.	55,000	146,547
Hong Kong Exchanges and Clearing, Ltd.	12,259	201,837
Hutchison Whampoa, Ltd.	24,000	236,437
Link REIT	26,043	129,374
MTR Corp., Ltd.	18,500	72,090
New World Development Co., Ltd.	41,464	64,095
Power Assets Holdings, Ltd.	16,500	140,302
Sino Land Co., Ltd.	32,239	57,905
SJM Holdings, Ltd.	20,000	43,664

Sun Hung Kai Properties, Ltd.	121	1,685
Swire Pacific, Ltd., Class A	8,500	101,177
Wharf Holdings, Ltd.	17,000	116,696
Wheelock & Co., Ltd.	11,000	48,329

		2,383,449

Indonesia — 0.3%
Adaro Energy Tbk PT	74,400	10,612
Astra International Tbk PT	140,000	117,335
Bank Central Asia Tbk PT	85,500	72,993
Bank Danamon Indonesia Tbk PT	21,500	13,654
Bank Mandiri Persero Tbk PT	65,500	56,260
Bank Negara Indonesia Persero Tbk PT	56,000	22,447
Bank Rakyat Indonesia Persero Tbk PT	78,500	60,479
Bumi Resources Tbk PT	129,000	8,864
Charoen Pokphand Indonesia Tbk PT	60,000	19,521
Gudang Garam Tbk PT	4,000	20,468
Indo Tambangraya Megah PT	3,093	13,090
Indocement Tunggal Prakarsa Tbk PT	10,500	23,394
Indofood Sukses Makmur Tbk PT	32,500	19,287
Kalbe Farma Tbk PT	185,000	18,683
Perusahaan Gas Negara Persero Tbk PT	76,000	36,793
Semen Gresik (Persero) PT	25,500	39,558
Tambang Batubara Bukit Asam Tbk PT	6,000	9,995
Telekomunikasi Indonesia Tbk PT	69,000	70,042
Unilever Indonesia Tbk PT	10,000	27,121
United Tractors Tbk PT	11,772	25,860

		686,456

Ireland — 0.0%
Elan Corp. PLC (LSE)†	9,845	108,465

Isle of Man — 0.1%
Genting Singapore PLC	217,000	236,604

Italy — 0.1%
Fiat Industrial SpA	18,407	199,335

Japan — 18.0%
ABC-Mart, Inc.	1,000	43,843
Aeon Mall Co., Ltd.	4,300	111,553
Ajinomoto Co., Inc.	24,000	366,479
Asahi Glass Co., Ltd.	60,200	408,724
Asahi Kasei Corp.	28,000	153,977
Asics Corp.	5,500	79,851
Astellas Pharma, Inc.	11,300	561,249
Bank of Kyoto, Ltd.	7,000	60,153
Bank of Yokohama, Ltd.	32,000	147,113
Benesse Holdings, Inc.	1,500	72,247
Bridgestone Corp.	43,000	1,001,340
Canon, Inc.	6,200	200,220
Central Japan Railway Co.	3,700	318,414
Chiba Bank, Ltd.	15,000	87,561
Chubu Electric Power Co., Inc.	5,800	59,795
Chugai Pharmaceutical Co., Ltd.	5,600	113,501
Credit Saison Co., Ltd.	2,600	57,094
Dai Nippon Printing Co., Ltd.	11,400	80,684
Daihatsu Motor Co., Ltd.	7,000	122,585
Daiichi Sankyo Co., Ltd.	16,500	252,161
Daikin Industries, Ltd.	5,600	154,889
Daito Trust Construction Co., Ltd.	4,200	424,051
Daiwa House Industry Co., Ltd.	27,400	414,964
Daiwa Securities Group, Inc.	43,000	171,289
Denso Corp.	13,809	432,277
East Japan Railway Co.	8,500	583,490
Eisai Co., Ltd.	14,600	650,169
FANUC Corp.	10,300	1,639,897
Fast Retailing Co., Ltd.	3,900	868,621
Fuji Heavy Industries, Ltd.	22,000	211,374
FUJIFILM Holdings Corp.	12,500	210,760
Fujitsu, Ltd.	46,400	178,439
Fukuoka Financial Group, Inc.	15,000	58,625
GS Yuasa Corp.	13,000	50,808
Hamamatsu Photonics KK	2,500	86,590
Hankyu Hanshin Holdings, Inc.	19,000	105,199
Hirose Electric Co., Ltd.	600	64,186
Hisamitsu Pharmaceutical Co., Inc.	1,500	77,602
Hitachi Metals, Ltd.	6,000	56,144
Hitachi, Ltd.	84,800	449,335
Honda Motor Co., Ltd.	32,204	964,143
Hoya Corp.	26,500	536,440
IHI Corp.	25,000	52,612
Inpex Corp.	92	524,364
Isuzu Motors, Ltd.	44,000	232,594
ITOCHU Corp.	30,300	303,266
Japan Real Estate Investment Corp.	25	250,219
Japan Retail Fund Investment Corp.	82	149,455
JFE Holdings, Inc.	9,300	131,060
JGC Corp.	13,000	447,012
Joyo Bank, Ltd.	20,000	96,706
JSR Corp.	10,500	179,932
JX Holdings, Inc.	54,000	287,486
Kajima Corp.	24,800	68,656
Kansai Electric Power Co., Inc.	10,000	76,913
Kansai Paint Co., Ltd.	8,000	86,083
Kawasaki Heavy Industries, Ltd.	21,000	43,142
Keikyu Corp.	11,000	103,620
Keio Corp.	5,000	37,956
Keyence Corp.	1,190	315,723
Kintetsu Corp.	37,500	147,031
Kobe Steel, Ltd.†	49,000	42,966
Komatsu, Ltd.	55,000	1,151,948
Konami Corp.	3,000	68,734
Konica Minolta Holdings, Inc.	12,000	79,669
Kubota Corp.	70,000	715,520
Kuraray Co., Ltd.	20,000	232,244
Kurita Water Industries, Ltd.	1,400	31,778
Kyocera Corp.	4,100	360,028
Kyushu Electric Power Co., Inc.	3,600	27,283
LIXIL Group Corp.	4,400	97,282
Makita Corp.	4,100	162,038
Marubeni Corp.	40,200	260,346
Mitsubishi Chemical Holdings Corp.	31,000	122,711
Mitsubishi Corp.	26,600	474,822
Mitsubishi Electric Corp.	37,800	282,210
Mitsubishi Estate Co., Ltd.	61,000	1,206,551
Mitsubishi Heavy Industries, Ltd.	64,400	271,056
Mitsubishi Materials Corp.	46,000	133,684
Mitsubishi Tanabe Pharma Corp.	5,900	85,067
Mitsubishi UFJ Financial Group, Inc.	152,911	691,480
Mitsui & Co., Ltd.	31,900	449,549
Mitsui Fudosan Co., Ltd.	42,000	848,628
Mitsui OSK Lines, Ltd.	3,000	7,178
Mizuho Financial Group, Inc.	392,800	615,057
MS&AD Insurance Group Holdings	8,100	137,283
Murata Manufacturing Co., Ltd.	5,200	252,737
Nabtesco Corp.	3,400	63,289
Namco Bandai Holdings, Inc.	1,900	29,846
NEC Corp.	57,800	110,778
Nexon Co., Ltd.†	2,100	25,596
NGK Insulators, Ltd.	7,400	82,500
NGK Spark Plug Co., Ltd.	11,000	122,911
NHK Spring Co., Ltd.	6,000	49,981

Nidec Corp.	2,100	149,418
Nikon Corp.	5,400	137,317
Nintendo Co., Ltd.	2,000	257,547
Nippon Building Fund, Inc.	29	311,324
Nippon Express Co., Ltd.	20,400	74,619
Nippon Steel & Sumitomo Metal Corp.	175,000	385,820
Nippon Telegraph & Telephone Corp.	6,300	286,866
Nippon Yusen KK	28,000	53,313
Nissan Motor Co., Ltd.	48,000	401,654
Nitto Denko Corp.	11,100	503,345
NKSJ Holdings, Inc.	5,600	102,067
Nomura Holdings, Inc.	62,600	225,840
Nomura Research Institute, Ltd.	3,300	70,068
NSK, Ltd.	12,000	65,840
NTT Data Corp.	37	120,460
NTT DOCOMO, Inc.	84	123,427
Obayashi Corp.	15,000	67,080
OJI Paper Co., Ltd.	25,800	75,626
Omron Corp.	5,600	111,537
Ono Pharmaceutical Co., Ltd.	2,000	120,757
Oriental Land Co., Ltd.	1,400	190,981
ORIX Corp.	470	48,278
Osaka Gas Co., Ltd.	28,200	116,219
Otsuka Holdings Co., Ltd.	6,000	184,818
Panasonic Corp.	46,600	300,043
Resona Holdings, Inc.	10,400	44,946
Rinnai Corp.	1,200	81,924
Rohm Co., Ltd.	3,600	116,122
Sanrio Co., Ltd.	1,600	52,692
Santen Pharmaceutical Co., Ltd.	4,600	201,390
Secom Co., Ltd.	3,000	152,762
Sekisui Chemical Co., Ltd.	12,000	98,459
Sekisui House, Ltd.	23,400	238,895
Sharp Corp.	19,800	42,661
Shimamura Co., Ltd.	500	52,111
Shimano, Inc.	5,200	327,646
Shin-Etsu Chemical Co., Ltd.	24,648	1,389,402
Shionogi & Co., Ltd.	7,200	119,414
Shizuoka Bank, Ltd.	15,000	153,326
Showa Denko KK	20,000	30,565
SMC Corp.	3,200	504,272
Softbank Corp.	21,000	664,750
Sony Corp.	16,647	198,938
Stanley Electric Co., Ltd.	1,500	20,669
Sumitomo Chemical Co., Ltd.	30,400	85,301
Sumitomo Corp.	19,800	269,853
Sumitomo Electric Industries, Ltd.	12,100	130,049
Sumitomo Heavy Industries, Ltd.	10,000	35,826
Sumitomo Metal Mining Co., Ltd.	42,400	558,216
Sumitomo Mitsui Financial Group, Inc.	23,100	707,208
Sumitomo Mitsui Trust Holdings, Inc.	115,518	350,186
Sumitomo Realty & Development Co., Ltd.	18,000	496,956
Sysmex Corp.	2,600	122,297
T&D Holdings, Inc.	10,000	109,232
Taiheiyo Cement Corp.	18,000	38,331
Taisei Corp.	23,000	63,385
Takeda Pharmaceutical Co., Ltd.	47,900	2,226,093
TDK Corp.	3,100	116,381
Teijin, Ltd.	23,800	54,558
Terumo Corp.	10,600	456,771
THK Co., Ltd.	1,300	21,610
Tobu Railway Co., Ltd.	19,200	101,977
Tohoku Electric Power Co., Inc.†	5,800	42,721
Tokio Marine Holdings, Inc.	16,671	441,260
Tokyo Electron, Ltd.	5,400	242,503
Tokyo Gas Co., Ltd.	30,400	161,082
Tokyu Corp.	26,000	132,231
Tokyu Land Corp.	30,000	168,358
TonenGeneral Sekiyu KK	8,000	72,554
Toppan Printing Co., Ltd.	9,200	53,128
Toray Industries, Inc.	82,100	479,251
Toshiba Corp.	72,000	266,967
Toyota Industries Corp.	2,050	58,549
Toyota Motor Corp.	33,300	1,278,523
Trend Micro, Inc.	6,800	190,465
Unicharm Corp.	6,600	357,159
USS Co., Ltd.	620	65,161
West Japan Railway Co.	1,200	52,386
Yahoo Japan Corp.	442	152,095
Yamada Denki Co., Ltd.	2,370	102,721
Yamaha Motor Co., Ltd.	1,100	10,514
Yamato Holdings Co., Ltd.	5,700	86,753

		44,848,235

Jersey — 1.0%
Experian PLC	21,644	373,729
Petrofac, Ltd.	3,276	84,798
Shire PLC	94	2,644
Wolseley PLC	5,533	241,883
WPP PLC	135,378	1,746,637

		2,449,691

Luxembourg — 0.1%
ArcelorMittal	6,434	95,320
Millicom International Cellular SA SDR	374	32,309
SES FDR	2,983	82,548
Subsea 7 SA	3,273	71,817

		281,994

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	97,683	50,051

Netherlands — 2.9%
Aegon NV	36,142	201,810
Akzo Nobel NV	6,809	370,406
ASML Holding NV	13,061	718,636
Corio NV	1,494	66,565
European Aeronautic Defence and Space Co. NV	7,626	270,932
Fugro NV CVA	788	53,274
Gemalto NV	1,792	161,706
Heineken NV	14,792	911,947
ING Groep NV CVA†	81,139	716,827
Koninklijke Ahold NV	46,829	596,230
Koninklijke Boskalis Westminster NV	4,151	158,128
Koninklijke DSM NV	2,846	146,133
Koninklijke KPN NV	30,285	191,206
Koninklijke Philips Electronics NV	19,125	478,177
Randstad Holding NV	4,202	137,168
Reed Elsevier NV	18,448	247,841
SBM Offshore NV†	1,992	26,026
STMicroelectronics NV	6,546	38,495
TNT Express NV	20,656	217,560
Unilever NV CVA	28,563	1,048,831
Wolters Kluwer NV	20,123	389,411

		7,147,309

Norway — 1.9%
Aker Solutions ASA	11,085	217,761
DNB ASA	41,443	517,556
Norsk Hydro ASA	37,391	168,352
Orkla ASA	36,540	289,049
Statoil ASA	36,210	894,882
Telenor ASA	80,525	1,583,297
Yara International ASA	23,365	1,100,773

		4,771,670

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	170,000	199,114
Aboitiz Power Corp.	145,900	117,230
Alliance Global Group, Inc.	322,400	116,454
Ayala Corp.	17,700	190,341
Ayala Land, Inc.	424,900	242,903
Bank of the Philippine Islands	143,600	282,355
Energy Development Corp.	617,000	99,900
Manila Electric Co.	22,770	154,214
Metropolitan Bank & Trust	84,600	195,096
Philippine Long Distance Telephone Co.	3,760	241,874
SM Investments Corp.	14,790	288,296
SM Prime Holdings, Inc.	532,500	187,432

		2,315,209

Singapore — 2.1%
Ascendas Real Estate Investment Trust	46,000	88,998
CapitaLand, Ltd.	75,000	201,058
CapitaMall Trust	66,004	114,173
City Developments, Ltd.	16,983	159,555
ComfortDelGro Corp., Ltd.	54,481	75,482
DBS Group Holdings, Ltd.	63,947	728,696
Fraser and Neave, Ltd.	32,000	240,302
Jardine Cycle & Carriage, Ltd.	2,025	81,744
Keppel Corp., Ltd.	46,200	403,748
Olam International, Ltd.	13,000	20,995
Oversea-Chinese Banking Corp., Ltd.	119,901	894,490
SembCorp Industries, Ltd.	34,370	153,281
SembCorp Marine, Ltd.	29,800	115,066
Singapore Airlines, Ltd.	17,810	154,768
Singapore Airlines, Ltd. 200	4,000	34,694
Singapore Exchange, Ltd.	19,008	104,873
Singapore Press Holdings, Ltd.	26,952	89,265
Singapore Technologies Engineering, Ltd.	40,000	115,429
Singapore Telecommunications, Ltd.	236,560	624,466
United Overseas Bank, Ltd.	56,059	839,644
Wilmar International, Ltd.	33,000	83,596

		5,324,323

Sweden — 3.0%
Alfa Laval AB	5,446	94,586
Assa Abloy AB, Class B	7,131	237,704
Atlas Copco AB, Class A	12,754	313,615
Atlas Copco AB, Class B	7,131	156,211
Boliden AB	9,057	158,258
Elekta AB, Series B	9,148	130,333
Getinge AB, Class B	11,967	368,054
Hennes & Mauritz AB, Class B	29,054	983,374
Holmen AB, Class B	1,019	30,034
Investment AB Kinnevik, Class B	1,059	20,229
Investor AB, Class B	11,456	252,682
Lundin Petroleum AB†	3,482	83,363
Nordea Bank AB	77,091	700,257
Ratos AB, Class B Series B	853	7,324
Sandvik AB	20,785	288,293
Scania AB, Class B	7,224	137,555
Securitas AB, Class B	18,483	134,424
Skandinaviska Enskilda Banken AB, Class A	9,506	78,824
Skanska AB, Class B	10,132	158,406
SKF AB, Class B	8,175	184,258
SSAB AB, Class A	3,305	23,648
Svenska Cellulosa AB, Class B	20,347	396,332
Svenska Handelsbanken AB, Class A	18,202	623,482
Swedbank AB, Class A	3,842	71,246
Swedish Match AB	5,759	196,224
Tele2 AB, Class B	10,873	181,465
Telefonaktiebolaget LM Ericsson, Class B	94,330	829,115
TeliaSonera AB	53,508	352,289
Volvo AB, Class B	26,892	361,849

		7,553,434

Switzerland — 8.3%
ABB, Ltd.	63,244	1,139,519
Baloise Holding AG	1,175	98,158
Banque Cantonale Vaudoise	93	49,281
Credit Suisse Group AG	29,659	687,574
GAM Holding AG	3,506	48,940
Geberit AG	990	204,102
Givaudan SA	177	177,133
Holcim, Ltd.	6,001	409,496
Julius Baer Group, Ltd.	4,769	165,402
Logitech International SA	6,025	43,410
Lonza Group AG	964	48,868
Nestle SA	94,256	5,981,456
Novartis AG	61,824	3,720,858
Pargesa Holding SA	126	8,497
Roche Holding AG	16,054	3,087,374
Schindler Holding AG (Participation Certificate)	1,197	157,706
Sonova Holding AG	1,061	106,692
Straumann Holding AG	1,366	168,532
Swiss Life Holding AG	553	69,593
Swiss Prime Site AG	1,102	92,001
Swiss Re AG	6,897	476,562
Swisscom AG	339	140,834
Syngenta AG	3,977	1,553,562
UBS AG	89,440	1,340,688
Zurich Insurance Group AG	2,363	582,313

		20,558,551

Thailand — 0.3%
Bangkok Bank PCL	13,500	77,961
Bangkok Bank PCL (Foreign Shares)	24,400	144,091
Bank of Ayudhya PCL	54,200	53,051
Kasikornbank PCL	17,100	99,866
Kasikornbank PCL (Foreign Shares)	33,500	196,737
Krung Thai Bank PCL	94,000	55,204
Siam Commercial Bank PCL	43,800	230,075
Univest Land PCL†(1)(2)	22,500	0

		856,985

United Kingdom — 22.3%
3i Group PLC	9,300	32,327
Aberdeen Asset Management PLC	21,508	112,629
Admiral Group PLC	3,702	66,193
Aggreko PLC	35,147	1,219,446

AMEC PLC	4,179	71,485
Anglo American PLC	35,206	1,081,164
Antofagasta PLC	158	3,205
ARM Holdings PLC	75,540	810,652
AstraZeneca PLC	35,844	1,664,439
Aviva PLC	52,534	280,950
BAE Systems PLC	99,697	502,286
Barclays PLC	172,157	632,036
BG Group PLC	86,257	1,597,287
BHP Billiton PLC	22,571	723,197
BP PLC	371,644	2,658,648
British American Tobacco PLC	45,270	2,242,406
British Land Co. PLC	24,502	208,969
British Sky Broadcasting Group PLC	61,141	699,544
BT Group PLC	150,806	517,146
Bunzl PLC	9,948	164,549
Capita PLC	4,409	51,442
Capital Shopping Centres Group PLC	12,603	67,726
Carnival PLC	9,971	396,475
Centrica PLC	84,699	442,989
Cobham PLC	24,131	83,724
Compass Group PLC	55,007	603,619
Croda International PLC	3,138	111,457
Diageo PLC	61,242	1,750,266
Evraz PLC	8,103	30,886
GKN PLC	34,536	115,701
GlaxoSmithKline PLC	129,052	2,887,491
Hammerson PLC	19,612	149,319
HSBC Holdings PLC	605,697	5,950,673
ICAP PLC	25,971	136,252
Imperial Tobacco Group PLC	21,181	799,831
InterContinental Hotels Group PLC	8,420	207,893
Intertek Group PLC	3,456	157,219
Investec PLC	3,183	18,718
J Sainsbury PLC	28,447	162,784
Johnson Matthey PLC	4,519	164,009
Kingfisher PLC	20,793	97,141
Land Securities Group PLC	21,574	279,913
Legal & General Group PLC	200,205	432,928
Lloyds Banking Group PLC†	222,266	145,535
Man Group PLC, Class B	36,193	45,820
Marks & Spencer Group PLC	57,433	364,984
Meggitt PLC	16,262	101,297
National Grid PLC	61,736	703,861
Next PLC	4,671	268,799
Old Mutual PLC	109,762	304,661
Pearson PLC	32,565	654,269
Prudential PLC	50,606	692,931
Reckitt Benckiser Group PLC	20,774	1,257,151
Reed Elsevier PLC	33,110	323,793
Rexam PLC	19,143	137,995
Rio Tinto PLC	34,651	1,735,975
Rolls-Royce Holdings PLC	36,864	508,336
Royal Bank of Scotland Group PLC†	38,443	171,223
Royal Dutch Shell PLC, Class A	102,704	3,521,943
Royal Dutch Shell PLC, Class B	67,219	2,376,136
RSA Insurance Group PLC	79,991	144,963
SABMiller PLC	44,106	1,889,367
Sage Group PLC	45,306	227,161
Schroders PLC	1,508	37,087
Segro PLC	19,601	75,155
Severn Trent PLC	8,809	228,301
Smith & Nephew PLC	86,242	911,583
Smiths Group PLC	6,609	112,625
SSE PLC	26,335	615,372
Standard Chartered PLC	75,565	1,784,635
Standard Life PLC	43,431	204,653
TESCO PLC	160,115	826,446
TUI Travel PLC	50,471	204,433
Tullow Oil PLC	445	10,082
Unilever PLC	24,641	918,955
United Utilities Group PLC	3,984	43,526
Vodafone Group PLC	994,404	2,699,939
Weir Group PLC	4,043	113,655
Whitbread PLC	5,185	196,631
WM Morrison Supermarkets PLC	308	1,332
Xstrata PLC	37,140	586,820

		55,534,444

Total Common Stock (cost $200,902,368)		212,600,256

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA	4,642	370,690
Porsche Automobil Holding SE	3,345	222,070
ProSiebenSat.1 Media AG	6,119	170,520
RWE AG	778	32,224
Volkswagen AG	2,946	609,426

		1,404,930

United Kingdom — 0.0%
Rolls-Royce Holdings PLC	2,801,664	4,521

Total Preferred Stock (cost $1,155,517)		1,409,451

Total Long-Term Investment Securities (cost $202,057,885)		214,009,707

Repurchase Agreement — 12.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $31,878,009 and collateralized by $28,165,000 of Federal National Mtg. Assoc., Notes bearing interest at 5.00% due 03/15/2016 and having an approximate value of $32,519,844 (cost $31,878,000)	$31,878,000	31,878,000

TOTAL INVESTMENTS — (cost $233,935,885)(3)	98.6%	245,887,707
Other assets less liabilities	1.4	3,381,298

NET ASSETS —	100.0%	$249,269,005

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $0 representing 0% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.

BSE — Brussells Stock Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Federal Depository Receipt

LSE — London Stock Exchange

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2012	Unrealized Appreciation (Depreciation)
43	Long	Hang Seng China Enterprise Index	November 2012	$5,975,019	$6,012,748	$37,729
152	Long	CAC 40 Index	November 2012	$7,041,254	6,894,504	(146,750)
44	Long	IBEX 35 Spanish Exchange Index	November 2012	$4,717,534	4,590,345	(127,189)
3	Long	Dax Index	December 2012	$717,321	712,072	(5,249)
61	Long	Dow Jones Euro Stoxx 50	December 2012	$2,029,352	1,979,790	(49,562)
12	Long	Financial Times Stock Exch. 100 Index	December 2012	$1,133,723	1,116,198	(17,525)
73	Long	Financial Times Stock Exch. Milano Borso Index	December 2012	$7,562,416	7,336,750	(225,666)
38	Long	SPI 200 Australian Index	December 2012	$4,291,713	4,441,607	149,894

						$(384,318)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse London Branch	CAD	1,398,914	USD	1,417,828	11/15/2012	$17,556	$—

JPMorgan Chase Bank N.A.	USD	19,268,028	EUR	14,792,089	11/15/2012	—	(93,099)

Mellon Bank N.A.	USD	4,275,726	AUD	4,176,411	11/15/2012	55,141	—

Royal Bank of Scotland PLC	JPY	563,859,101	USD	7,073,043	11/15/2012	9,072	—
	USD	3,244,991	JPY	255,964,922	11/15/2012	—	(38,289)

						9,072	(38,289)

UBS AG	USD	3,311,489	EUR	2,542,146	11/15/2012	—	(16,114)

Net Unrealized Appreciation (Depreciation)						$81,769	$(147,502)

AUD	— Australian Dollar

EUR	— Euro Dollar

GBP	— British Pound

JPY	— Japanese Yen

USD	— United States Dollar

Industry Allocation*
Repurchase Agreements	12.8%
Medical-Drugs	9.1
Banks-Commercial	5.9
Oil Companies-Integrated	5.0
Diversified Banking Institutions	4.6
Food-Misc./Diversified	3.6
Auto-Cars/Light Trucks	2.6
Chemicals-Diversified	2.5
Brewery	1.8
Diversified Minerals	1.7
Telephone-Integrated	1.6
Electric-Integrated	1.5
Gold Mining	1.4
Tobacco	1.3
Insurance-Multi-line	1.2
Food-Retail	1.2
Cellular Telecom	1.2
Insurance-Life/Health	1.2
Telecom Services	1.2
Real Estate Investment Trusts	1.1
Real Estate Operations & Development	1.1
Enterprise Software/Service	1.1
Agricultural Chemicals	1.0
Retail-Apparel/Shoe	0.9
Metal-Diversified	0.9
Medical Products	0.9
Engineering/R&D Services	0.9
Diversified Operations	0.9
Diversified Manufacturing Operations	0.8
Beverages-Wine/Spirits	0.8
Insurance-Reinsurance	0.8
Gas-Distribution	0.8
Electronic Components-Misc.	0.7
Import/Export	0.7
Advertising Agencies	0.7
Machinery-Construction & Mining	0.7
Industrial Automated/Robotic	0.7
Soap & Cleaning Preparation	0.6
Real Estate Management/Services	0.6
Commercial Services	0.6
Insurance-Property/Casualty	0.6
Steel-Producers	0.6
Transport-Rail	0.5
Rubber-Tires	0.5
Machinery-General Industrial	0.5
Electric Products-Misc.	0.5
Building-Heavy Construction	0.5
Transport-Services	0.4
Aerospace/Defense	0.4
Wireless Equipment	0.4
Oil Companies-Exploration & Production	0.4
Auto/Truck Parts & Equipment-Original	0.4
Electronic Components-Semiconductors	0.4
Semiconductor Equipment	0.4
Industrial Gases	0.4
Building Products-Cement	0.4
Cable/Satellite TV	0.4
Finance-Investment Banker/Broker	0.4
Paper & Related Products	0.3
Building-Residential/Commercial	0.3
Dialysis Centers	0.3
Machinery-Farming	0.3
Auto-Heavy Duty Trucks	0.3
Multimedia	0.3
Machinery-Electrical	0.3
Hotels/Motels	0.3
Power Converter/Supply Equipment	0.3
Medical Instruments	0.3
Oil-Field Services	0.2
Publishing-Periodicals	0.2
Building & Construction-Misc.	0.2
Cosmetics & Toiletries	0.2
Building & Construction Products-Misc.	0.2
Food-Catering	0.2
Investment Companies	0.2
Retail-Major Department Stores	0.2
Seismic Data Collection	0.2
Audio/Video Products	0.2
Textile-Products	0.2
Medical-Biomedical/Gene	0.2
Metal Processors & Fabrication	0.2
Finance-Other Services	0.2
Photo Equipment & Supplies	0.2
Distribution/Wholesale	0.2
Retail-Misc./Diversified	0.2
Building Products-Doors & Windows	0.2
Cruise Lines	0.2
Diversified Operations/Commercial Services	0.2
Commercial Services-Finance	0.2
Chemicals-Specialty	0.2
Airlines	0.2
Computers-Integrated Systems	0.2
Security Services	0.2
Investment Management/Advisor Services	0.1
Oil Refining & Marketing	0.1
Transport-Marine	0.1
Aerospace/Defense-Equipment	0.1
Casino Hotels	0.1
Bicycle Manufacturing	0.1
Electronic Measurement Instruments	0.1
Machine Tools & Related Products	0.1
Water	0.1
Transport-Truck	0.1
Toys	0.1
Gambling (Non-Hotel)	0.1
Electric-Distribution	0.1
Publishing-Books	0.1
Building Products-Air & Heating	0.1
Applications Software	0.1
Travel Services	0.1
Web Portals/ISP	0.1
Office Automation & Equipment	0.1
Resorts/Theme Parks	0.1
Internet Security	0.1
Food-Meat Products	0.1
Human Resources	0.1
Electronics-Military	0.1
Diversified Financial Services	0.1
Retail-Automobile	0.1
Rubber & Vinyl	0.1
Television	0.1
Metal-Aluminum	0.1
Advertising Services	0.1
Tools-Hand Held	0.1
Computer Data Security	0.1
Optical Supplies	0.1
Containers-Metal/Glass	0.1
Precious Metals	0.1
Non-Ferrous Metals	0.1
Containers-Paper/Plastic	0.1
Computers-Memory Devices	0.1

98.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$22,417,004	$—	$—	$22,417,004
Japan	44,848,235	—	—	44,848,235
Switzerland	20,558,551	—	—	20,558,551
Thailand	856,985	—	0	856,985
United Kingdom	55,534,444	—	—	55,534,444
Other Countries*	68,385,037	—	—	68,385,037
Preferred Stock	1,409,451	—	—	1,409,451
Repurchase Agreement	—	31,878,000	—	31,878,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	187,623	—	—	187,623
Open Forward Foreign Currency Contracts-Appreciation	—	81,769	—	81,769

Total	$214,197,330	$31,959,769	$0	$246,157,099

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	571,941	—	—	571,941
Open Forward Foreign Currency Contracts-Depreciation	—	147,502	—	147,502

Total	$571,941	$147,502	$—	$719,443

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 92.5%
Bermuda — 3.2%
Brilliance China Automotive Holdings, Ltd.†	2,472,000	$3,087,588
C C Land Holdings, Ltd.	4,987,278	1,145,458
China Resources Gas Group, Ltd.	940,000	2,093,457
Haier Electronics Group Co., Ltd.†	1,588,000	2,030,578

		8,357,081

Brazil — 6.8%
Banco Santander Brasil SA ADR	257,091	1,748,219
BM&FBovespa SA	291,200	1,863,863
BR Malls Participacoes SA	179,398	2,358,350
BR Properties SA	101,500	1,329,312
Embraer SA ADR	50,552	1,410,906
JSL SA	123,158	715,524
Localiza Rent a Car SA	117,086	2,052,269
M Dias Branco SA	58,400	1,960,996
Porto Seguro SA	250,511	2,664,158
Vale SA ADR	85,905	1,573,780

		17,677,377

British Virgin Islands — 1.5%
Hollysys Automation Technologies, Ltd.†	207,098	2,149,677
Mail.ru Group, Ltd. GDR	56,376	1,880,140

		4,029,817

Canada — 1.2%
Pacific Rubiales Energy Corp.	130,926	3,079,301

Cayman Islands — 4.3%
China Automation Group, Ltd.	5,016,000	1,190,888
China Shanshui Cement Group, Ltd.	2,679,000	1,991,089
Eurasia Drilling Co, Ltd. GDR	65,400	2,262,840
Home Inns & Hotels Management, Inc. ADR†	44,400	1,307,580
Spreadtrum Communications, Inc. ADR	84,588	1,949,754
Tencent Holdings, Ltd.	74,100	2,625,513

		11,327,664

Chile — 0.8%
ENTEL Chile SA	104,966	2,137,934

China — 9.4%
Agricultural Bank of China, Ltd., Class H	6,061,000	2,619,899
China BlueChemical, Ltd., Class H	2,362,000	1,499,479
China Communications Services Corp., Ltd.	3,052,000	1,713,047
China Construction Bank Corp.	6,619,000	4,996,245
China National Materials Co., Ltd.	1,227,000	383,138
China Railway Group, Ltd.	6,119,000	3,126,591
Dongfang Electric Corp., Ltd.	737,800	1,233,784
Harbin Electric Co., Ltd.	1,834,000	1,516,886
Industrial & Commercial Bank of China, Ltd.	9,225,000	6,106,316
Sinopharm Group Co., Ltd.	453,200	1,526,251

		24,721,636

Cyprus — 0.6%
Globaltrans Investment PLC GDR† (1)(2)	84,278	1,559,143

Hong Kong — 3.0%
China Overseas Grand Oceans Group, Ltd.	2,121,000	2,219,510
China Overseas Land & Investment, Ltd.	1,076,000	2,832,291
CNOOC, Ltd.	1,376,000	2,854,960

		7,906,761

India — 7.1%
Cairn India, Ltd.	338,112	2,118,110
Glenmark Pharmaceuticals, Ltd.	330,701	2,626,797
HCL Technologies, Ltd.	131,250	1,476,456
Housing Development Finance Corp.	259,626	3,658,992
ICICI Bank, Ltd.	117,765	2,300,900
LIC Housing Finance, Ltd.	493,125	2,231,185
Power Grid Corp of India, Ltd.	1,035,437	2,198,102
Tata Motors, Ltd.	433,664	2,051,631

		18,662,173

Indonesia — 4.5%
Bank Mandiri Persero Tbk PT	4,600,500	3,951,497
Bank Rakyat Indonesia Persero Tbk PT	4,342,500	3,345,601
Indocement Tunggal Prakarsa Tbk PT	985,500	2,195,700
Mitra Adiperkasa Tbk PT	1,677,500	1,143,948
XL Axiata Tbk PT	1,481,500	1,056,562

		11,693,308

Jersey — 0.7%
Polyus Gold International, Ltd†	556,816	1,853,283

Malaysia — 2.2%
Astro Malaysia Holdings, Bhd† (2)	802,100	713,621
CIMB Group Holdings Bhd	1,087,200	2,723,354
Sapurakencana Petroleum Bhd†	2,755,800	2,270,866

		5,707,841

Mauritius — 0.6%
Golden Agri-Resources, Ltd.	2,829,000	1,449,520

Mexico — 4.6%
America Movil SAB de CV, Series L ADR	142,429	3,602,029
Cemex SAB de CV ADR†	199,500	1,803,480
Grupo Financiero Banorte SAB de CV, Class O	445,500	2,476,890
Grupo Televisa SAB ADR	119,500	2,700,700
Wal-Mart de Mexico SAB de CV, Series V	528,953	1,556,481

		12,139,580

Netherlands — 0.7%
Yandex NV, Class A†	77,500	1,804,200

Philippines — 2.1%
Alliance Global Group, Inc.	8,771,500	3,168,344
Manila Electric Co.	332,330	2,250,760

		5,419,104

Russia — 5.8%
Gazprom OAO ADR	262,964	2,403,491
Lukoil OAO ADR†	97,319	5,882,933
NovaTek OAO GDR	16,832	1,918,848

Sberbank of Russia ADR	437,609	5,098,145

		15,303,417

Singapore — 1.2%
Ezion Holdings, Ltd.	1,594,000	1,692,269
First Resources, Ltd.	871,000	1,463,806

		3,156,075

South Africa — 3.3%
Discovery Holdings, Ltd.	247,934	1,587,574
FirstRand, Ltd.	397,495	1,319,383
Foschini Group, Ltd.	138,507	2,010,996
MTN Group, Ltd.	128,723	2,320,997
Tongaat Hulett, Ltd.	80,563	1,263,639

		8,502,589

South Korea — 16.1%
Daelim Industrial Co., Ltd.	15,636	1,088,183
Hana Financial Group, Inc.	77,360	2,252,136
Honam Petrochemical Corp.	8,169	1,670,353
Hyundai Mobis	16,954	4,321,669
Hyundai Motor Co.	6,923	1,425,099
Hyundai Wia Corp.	15,491	2,507,025
Kia Motors Corp.	72,047	4,003,345
LG Chem, Ltd.	10,208	2,864,156
Samsung Electronics Co., Ltd.	12,691	15,244,095
Samsung Engineering Co., Ltd.	7,845	1,025,044
SK Hynix, Inc.†	162,400	3,700,385
Woongjin Coway Co., Ltd.	54,130	1,970,439

		42,071,929

Switzerland — 0.7%
Cie Financiere Richemont SA ADR	275,907	1,799,466

Taiwan — 4.1%
Hon Hai Precision Industry Co., Ltd.	1,008,278	3,061,507
Pegatron Corp.†	1,549,000	1,956,632
Taiwan Semiconductor Manufacturing Co., Ltd.	706,722	2,145,870
Tripod Technology Corp.	587,680	1,136,634
Wistron NeWeb Corp.	887,537	1,321,621
Yuanta Financial Holding Co., Ltd.	2,467,006	1,114,745

		10,737,009

Thailand — 4.6%
Advanced Info Service PCL	269,200	1,734,649
Amata Corp PCL	2,776,400	1,394,994
Kasikornbank PCL NVDR	498,200	2,909,553
Major Cineplex Group PCL	2,403,200	1,544,634
Siam Cement PCL NVDR	163,100	1,990,193
Siam Commercial Bank PCL	445,500	2,340,147

		11,914,170

Turkey — 2.7%
Turk Hava Yollari†	979,972	2,268,833
Turkiye Garanti Bankasi AS	677,921	3,237,380
Turkiye Halk Bankasi AS	191,235	1,685,642

		7,191,855

United States — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	43,764	1,701,544

Total Common Stock (cost $231,186,874)		241,903,777

PREFERRED STOCK — 3.7%
Brazil — 3.7%
Cia de Bebidas das Americas ADR	53,201	2,170,069
Itau Unibanco Holding SA ADR	119,443	1,741,479
Petroleo Brasileiro SA ADR	143,450	2,945,028
Vale SA ADR	163,400	2,906,886

Total Preferred Stock (cost $12,317,128)		9,763,462

EXCHANGE-TRADED FUNDS — 0.4%
iShares FTSE / Xinhua A50 China Index ETF (cost $1,216,404)	873,200	1,098,535

Total Long-Term Investment Securities (cost $244,720,406)		252,765,774

REPURCHASE AGREEMENT — 2.1%
Agreement with Deutsch Bank AG, bearing interest at 0.25%, dated 10/31/2012, to be repurchased 11/01/2012 in the amount of $5,459,041 and collateralized by $5,575,000 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2014 and having an approximate value of $5,577,788 (cost $5,459,000)	$5,459,000	5,459,000

TOTAL INVESTMENTS — (cost $250,179,406) (3)	98.7%	258,224,774
Other assets less liabilities	1.3	3,430,874

NET ASSETS	100.0%	$261,655,648

†	Non-income producing security

(1)	Fair valued security. Security are classified as Level 2 based on the securities valuation inputs, see Note 1.

(2)	Illiquid security. At October 31, 2012, the aggregate value of these securities was $2,272,764 representing 0.9% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.

ADR  — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	ZAR	71,231,300	USD	8,465,153	11/21/2012	$272,316	$—

USD —  United States Dollar

ZAR  — South African Rand

Industry Allocation*

Banks-Commercial	18.5%
Electronic Components-Semiconductors	7.9
Oil Companies-Integrated	4.5
Auto-Cars/Light Trucks	4.0
Cellular Telecom	3.8
Oil Companies-Exploration & Production	3.5
Real Estate Operations & Development	2.9
Diversified Operations	2.9
Auto/Truck Parts & Equipment-Original	2.7
Building Products-Cement	2.4
Finance-Mortgage Loan/Banker	2.2
Repurchase Agreements	2.1
Electronic Components-Misc.	2.0
Oil-Field Services	1.8
Petrochemicals	1.7
Metal-Iron	1.7
Building-Heavy Construction	1.6
Web Portals/ISP	1.4
Broadcast Services/Program	1.3
Diversified Financial Services	1.3
Agricultural Operations	1.2
Power Converter/Supply Equipment	1.1
Telecom Services	1.0
Insurance-Multi-line	1.0
Drug Delivery Systems	1.0
Internet Application Software	1.0
Real Estate Management/Services	0.9
Airlines	0.9
Electric-Distribution	0.9
Electric-Transmission	0.8
Brewery	0.8
Industrial Automated/Robotic	0.8
Semiconductor Components-Integrated Circuits	0.8
Gas-Distribution	0.8
Rental Auto/Equipment	0.8
Appliances	0.8
Retail-Misc./Diversified	0.8
Water Treatment Systems	0.8
Food-Flour & Grain	0.8
Finance-Other Services	0.7
Gold Mining	0.7
Retail-Jewelry	0.7
Metal-Copper	0.7
Marine Services	0.6
Insurance-Life/Health	0.6
Transport-Rail	0.6
Retail-Hypermarkets	0.6
Theaters	0.6
Medical-Wholesale Drug Distribution	0.6
Agricultural Chemicals	0.6
Applications Software	0.6
Aerospace/Defense	0.5
Wireless Equipment	0.5
Hotels/Motels	0.5
Instruments-Controls	0.4
Retail-Major Department Stores	0.4
Circuit Boards	0.4
Index Fund	0.4
Engineering/R&D Services	0.4
Transport-Services	0.3
Machinery-Construction & Mining	0.1

98.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$17,677,377	$—	$—	$17,677,377
China	24,721,636	—	—	24,721,636
Cyprus	—	1,559,143	—	1,559,143
India	18,662,173	—	—	18,662,173
Russia	15,303,417	—	—	15,303,417
South Korea	42,071,929	—	—	42,071,929
Other Countries*	121,908,102	—	—	121,908,102
Preferred Stock	9,763,462	—	—	9,763,462
Exchange Traded Funds	1,098,535	—	—	1,098,535
Repurchase Agreement	—	5,459,000	—	5,459,000
Other Financial Instruments:@
Open Foward Foreign Currency Contracts-Appreciation	—	272,316		272,316

Total	$251,206,631	$7,290,459	$—	$258,497,090

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the period.

See Notes of Portfolio Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2012

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 94.9%
Australia — 1.2%
Qantas Airways, Ltd.†	5,848,486	$8,074,456

Austria — 0.2%
Telekom Austria AG	228,850	1,441,592

Canada — 1.6%
Talisman Energy, Inc.	870,650	9,868,093
Trican Well Service, Ltd.	113,500	1,354,613

		11,222,706

China — 2.3%
China Life Insurance Co., Ltd.	2,390,000	7,062,019
China Telecom Corp., Ltd.	14,762,000	8,761,905

		15,823,924

France — 14.9%
Alstom SA	267,970	9,152,123
AXA SA	473,514	7,527,581
BNP Paribas SA	263,970	13,278,630
Carrefour SA	388,180	9,378,516
Cie Generale des Etablissements Michelin	142,025	12,197,513
Credit Agricole SA†	504,200	3,795,636
France Telecom SA	574,550	6,405,932
GDF Suez	73,437	1,685,256
Lafarge SA	99,830	5,846,048
Sanofi	161,528	14,199,095
Thales SA	137,480	4,835,311
Total SA	167,370	8,421,476
Vivendi SA	252,535	5,166,795

		101,889,912

Germany — 10.1%
Bayer AG	131,090	11,416,402
Deutsche Lufthansa AG	544,710	8,324,041
Deutsche Post AG	246,453	4,885,834
E.ON AG	188,178	4,275,686
HeidelbergCement AG	176,770	9,368,730
Merck KGaA	63,100	8,064,201
Muenchener Rueckversicherungs AG	57,900	9,305,834
SAP AG	50,960	3,712,110
Siemens AG	94,950	9,542,800

		68,895,638

Hong Kong — 2.8%
Cheung Kong Holdings, Ltd.	257,000	3,796,943
China Mobile, Ltd.	608,000	6,738,950
Citic Pacific, Ltd.	2,055,449	2,620,349
Hutchison Whampoa, Ltd.	401,000	3,950,471
Swire Pacific, Ltd., Class A	168,500	2,005,681

		19,112,394

Ireland — 1.7%
CRH PLC (LSE)	405,905	7,554,990
Elan Corp. PLC ADR†	380,040	4,104,432

		11,659,422

Italy — 3.6%
Eni SpA	470,320	10,796,104
Intesa Sanpaolo SpA	3,745,401	6,014,848
Telecom Italia SpA RSP	7,624,187	6,087,365
UniCredit SpA†	458,213	2,022,866

		24,921,183

Japan — 6.7%
ITOCHU Corp.	731,900	7,325,418
Koito Manufacturing Co., Ltd.	150,000	1,862,082
Konica Minolta Holdings, Inc.	573,000	3,804,209
Mazda Motor Corp.†	3,943,000	4,692,284
Nissan Motor Co., Ltd.	640,800	5,362,074
NKSJ Holdings, Inc.	169,700	3,092,991
Ricoh Co., Ltd.	372,000	3,108,155
Toyota Motor Corp.	277,000	10,635,162
Trend Micro, Inc.	210,700	5,901,606

		45,783,981

Netherlands — 6.1%
Akzo Nobel NV	232,110	12,626,642
ING Groep NV CVA†	1,306,140	11,539,165
Koninklijke Philips Electronics NV	229,399	5,735,599
LyondellBasell Industries NV, Class A	114,940	6,136,647
Randstad Holding NV	126,146	4,117,850
SBM Offshore NV†	104,750	1,368,578

		41,524,481

Norway — 3.0%
Statoil ASA	403,260	9,966,031
Telenor ASA	524,000	10,302,984

		20,269,015

Russia — 0.9%
Gazprom OAO ADR	641,700	5,865,138

Singapore — 2.7%
DBS Group Holdings, Ltd.	1,072,950	12,226,599
Singapore Telecommunications, Ltd.	2,426,000	6,404,099

		18,630,698

South Korea — 4.8%
KB Financial Group, Inc. ADR	248,606	8,465,034
POSCO	21,465	6,760,708
Samsung Electronics Co., Ltd. GDR *	29,013	17,494,839

		32,720,581

Spain — 3.8%
Iberdrola SA	440,636	2,278,809
International Consolidated Airlines Group SA†	2,437,260	6,344,132
Repsol SA	499,187	9,977,063
Telefonica SA	571,169	7,521,655

		26,121,659

Sweden — 1.3%
Telefonaktiebolaget LM Ericsson, Class B	998,784	8,778,831

Switzerland — 7.4%
Adecco SA	49,870	2,411,838
Credit Suisse Group AG	349,990	8,113,695
Lonza Group AG	121,876	6,178,209
Novartis AG	86,270	5,192,133
Roche Holding AG	58,120	11,177,163
Swiss Re AG	157,215	10,863,079
UBS AG	429,026	6,431,014

		50,367,131

Taiwan — 1.8%
Compal Electronics, Inc. GDR*	1,548,790	4,839,969

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	7,526,821

		12,366,790

United Kingdom — 18.0%
Aviva PLC	1,360,570	7,276,280
BAE Systems PLC	1,071,271	5,397,197
BP PLC	1,030,322	7,370,666
G4S PLC	780,400	3,280,658
GlaxoSmithKline PLC	496,067	11,099,317
Hays PLC	2,546,370	3,349,000
HSBC Holdings PLC ADR	218,470	10,783,679
Kingfisher PLC	2,126,680	9,935,432
Lloyds Banking Group PLC†	14,162,110	9,273,048
Marks & Spencer Group PLC	1,892,550	12,027,050
Rentokil Initial PLC†	3,488,244	4,950,838
Rexam PLC	895,167	6,452,916
Royal Dutch Shell PLC ADR, Class B	140,618	9,931,849
TESCO PLC	2,002,910	10,338,174
Vodafone Group PLC	4,207,268	11,423,292

		122,889,396

Total Common Stock (cost $636,118,353)		648,358,928

PREFERRED STOCK — 1.6%
Brazil — 1.6%
Petroleo Brasileiro SA ADR	325,530	6,683,131
Vale SA ADR	243,960	4,340,048

Total Preferred Stock (cost $11,849,435)		11,023,179

Total Long-Term Investment Securities (cost $647,967,788)		659,382,107

Repurchase Agreement — 3.2%
Agreement with State Street Bank and Trust Co.,bearing interest at 0.01% dated 10/31/2012 to be repurchased 11/01/2012 in the amount of $22,208,006 and collateralized by $19,620,000 of Federal National Mtg. Assoc., Notes bearing interest at 5.00% due 03/15/2016 and having an approximate value of $22,653,625 (cost $22,208,000)	$22,208,000	22,208,000

TOTAL INVESTMENTS — (cost $670,175,788) (1)	99.7%	681,590,107
Other assets less liabilities	0.3	1,765,787

NET ASSETS	100.0%	$683,355,894

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2012, the aggregate value of these securities was $22,334,808 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

ADR	—	American Depository Receipt
CVA	—	Certification Van Aandelen (Dutch Certificate)
GDR	—	Global Depository Receipt
LSE	—	London Stock Exchange
OTC	—	Over The Counter US
RSP	—	Risparmio Savings Shares

Industry Allocation*
Medical-Drugs	9.6%
Oil Companies-Integrated	9.2
Diversified Banking Institutions	7.9
Telecom Services	4.5
Insurance-Life/Health	3.8
Building Products-Cement	3.4
Airlines	3.3
Repurchase Agreement	3.2
Telephone-Integrated	3.1
Auto-Cars/Light Trucks	3.0
Insurance-Reinsurance	3.0
Food-Retail	2.9
Chemicals-Diversified	2.8
Banks-Commercial	2.7
Cellular Telecom	2.7
Electronic Components-Semiconductors	2.6
Oil Companies-Exploration & Production	2.3
Rubber-Tires	1.8
Retail-Major Department Stores	1.8
Aerospace/Defense	1.5
Human Resources	1.5
Retail-Building Products	1.4
Diversified Manufacturing Operations	1.4
Machinery-General Industrial	1.3
Wireless Equipment	1.3
Diversified Financial Services	1.2
Electric-Integrated	1.1
Insurance-Multi-line	1.1
Semiconductor Components-Integrated Circuits	1.1
Import/Export	1.1
Steel-Producers	1.0
Containers-Metal/Glass	0.9
Chemicals-Specialty	0.9
Diversified Operations	0.9
Internet Security	0.9
Electronic Components-Misc.	0.8
Diversified Operations/Commercial Services	0.7
Transport-Services	0.7
Computers	0.7
Metal-Iron	0.6
Photo Equipment & Supplies	0.6
Real Estate Operations & Development	0.5
Enterprise Software/Service	0.5
Security Services	0.5
Office Automation & Equipment	0.4
Insurance-Property/Casualty	0.4
Oil-Field Services	0.4
Steel-Specialty	0.4
Auto/Truck Parts & Equipment-Original	0.3

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2012 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
France	$101,889,912	$—	$—	$101,889,912
Germany	68,895,638	—	—	68,895,638
Japan	45,783,981	—	—	45,783,981
Netherlands	41,524,481	—	—	41,524,481
Switzerland	50,367,131	—	—	50,367,131
United Kingdom	122,889,396	—	—	122,889,396
Other Countries*	217,008,389	—	—	217,008,389
Preferred Stock	11,023,179	—	—	11,023,179
Repurchase Agreement	—	22,208,000	—	22,208,000

Total	$659,382,107	$22,208,000	$—	$681,590,107

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2012—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of October 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolios may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolios determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swaps traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

The following tables present the value of derivatives held as of October 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of October 31, 2012, please refer to the Portfolio of Investments.

Corporate Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)	$—	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $48,549,219

	Global Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$130,296	$—
Unrealized appreciation (depreciation) on interest rate swap contracts(4)	770,761	762,094

Credit contracts
Unrealized appreciation (depreciation) on credit default swap contracts(5)	97,502	88,030

Foreign exchange contracts(6)	643,275	1,223,435

	$1,641,834	$2,073,559

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $125,615,082
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(210,650) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for interest rate swap contracts was $155,578,789
(5)	The average notional amount outstanding for credit default swap contracts was $35,372,222
(6)	The average notional amount outstanding for forward foreign currency contracts was $192,802,519

	Total Return Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(8)	$—	$56,224
Put options purchased at value(3)	473,855	—
Put and call options written at value(4)	792,881	—
Unrealized appreciation (depreciation) on interest rate swap contracts(5)	7,079,030	783,954

Credit contracts
Unrealized appreciation (depreciation) on credit default swap contracts(6)	17,805	130,942

Foreign exchange contracts(7)	1,622,816	3,709,592

	$9,986,387	$4,680,712

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $49,747,471
(3)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts $10,311,111
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $29,266,667
(5)	The average notional amount outstanding for interest rate swap contracts was $286,567,884
(6)	The average notional amount outstanding for credit default swap contracts was $6,600,000
(7)	The average notional amount outstanding for forward foreign currency contracts was $218,943,611
(8)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(203,423) as reported in the Portfolio of Investments.

	Balanced Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$—	$760

Interest rate contracts
Futures contracts (variation margin)(3)(4)	1,036	—

	$1,036	$760

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,428,113
(3)	The average value outstanding for interest rate futures contracts was $12,644,352
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(42,053) as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$33,673

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $79,014,645
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(28,230) as reported in the Portfolio of Investments.

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,958

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,037,770
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,458) as reported in the Portfolio of Investments.

	Telecom Utility Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$820	$51,344

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $8,719,677

	Equity Index Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$5,240

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,931,649
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(152,997) as reported in the Portfolio of Investments.

	International Growth and Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)(3)	$707,331	$379,507

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $183,514,407

	International Diversified Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$5,737	$—

Foreign exchange contracts(3)	81,769	147,502

	$87,506	$147,502

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $28,934,651
(3)	The average notional amount outstanding for forward foreign currency contracts was $39,714,943
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(384,318) as reported in the Portfolio of Investments.

	Emerging Markets Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$272,316	$—

(1)	The Portfolio’s derivative contracts held during the period ended October 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $8,701,190

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended October 31, 2012, the Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance total return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2012, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio, International Diversified Equities Portfolio, and Emerging Markets Portfolio.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended October 31, 2012, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2012, the following Portfolios had open futures contracts: Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended October 31, 2012, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2012, the Total Return Bond Portfolio had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended October 31, 2012 are summarized as follows:

For the period ended October 31, 2012 the following Portfolio had options written:

	Written Options
	Total Return Bond
	Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2012	$18,200,000	$109,213
Options written	108,000,000	875,820
Options terminated in closing purchase transactions	(9,400,000)	(59,006)
Options exercised	—	—
Options expired (written)	—	—

Options outstanding as of October 31, 2012	$116,800,000	$926,027

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended October 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of October 31, 2012 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2012, none of the Portfolios had open equity swaps.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended October 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio used Interest Rate Swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2012, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Structured Securities: Certain Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of October 31, 2012, none of the Portfolios had open structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds). The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Illiquidity risk arises because Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Note 2. Repurchase Agreements

As of October 31, 2012, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	2.52%	$12,190,000
Equity Index	1.99	9,631,000
“Dogs” of Wall Street	0.09	420,000
Blue Chip Growth	1.26	6,068,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated October 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $483,275,000, a repurchase price of $483,275,134 and a maturity date of November 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.13%	9/30/2013	$50,000,000	$49,966,250
U.S. Treasury Bill	0.50	7/31/2017	249,825,000	253,706,531
U.S. Treasury Bill	1.75	5/15/2022	190,940,000	189,269,275

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of securities issued by AIG or an affiliate thereof. During the period ended October 31, 2012, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio
		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	January 31, 2012	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	October 31, 2012
SunAmerica Series Trust
Aggressive Growth Portfolio, Class 1	$—	$—	$172,811	$11,996,909	$—	$—	$(30,445)	$12,139,275
Capital Growth Portfolio, Class 1	—	—	171,607	3,945,380	3,876,154	(240,164)	(669)	—
Dogs of Wall Street Portfolio, Class 1	—	—	339,803	7,890,760	8,048,238	(184,397)	2,072	—
Equity Index Portfolio, Class 1	217,416	—	1,705,571	120,186,512	—	—	3,117,457	125,009,540
Equity Opportunities Portfolio, Class 1	—	—	341,644	7,890,760	7,724,444	(508,191)	231	—
Fundamental Growth Portfolio, Class 1	—	—	172,220	36,921,721	—	—	95,096	37,189,037
Growth-Income Portfolio, Class 1	816,000	406,173	339,897	50,140,805	—	—	770,632	51,251,334
Growth Opportunities Portfolio, Class 1	776,754	—	517,731	26,477,952	—	—	(312,268)	26,683,415
MFS Massachusetts Portfolio, Class 1	430,288	—	513,532	60,248,522	—	—	2,232,057	62,994,111
Mid Cap Growth Portfolio, Class 1	—	—	171,342	11,996,909	—	—	101,391	12,269,642
Real Estate Portfolio, Class 1	248,783	—	345,285	24,242,603	—	—	(17,062)	24,570,826
Small & Mid Cap Value Portfolio, Class 1	—	—	171,528	3,945,379	3,763,934	(352,383)	(590)	—
Small Company Value Portfolio, Class 1	102,042	—	171,075	23,873,578	—	—	1,219,350	25,264,003
Technology Portfolio, Class 1	—	—	173,866	3,945,379	3,692,087	(424,230)	(2,928)	—
Total Return Bond Portfolio, Class 1	2,055,836	422,374	862,400	72,752,287	—	—	(778,878)	72,835,809
Corporate Bond Portfolio, Class 1	3,039,023	562,575	863,575	63,586,144	—	—	(922,539)	63,527,180
High-Yield Bond Portfolio, Class 1	729,504	—	171,801	12,726,413	—	—	(110,546)	12,787,668
Emerging Markets Portfolio, Class 1	130,900	—	344,758	24,125,607	—	—	343,081	24,813,446
Foreign Value Portfolio, Class 1	665,028	—	512,049	36,655,758	—	—	1,609,303	38,777,110
Global Equities Portfolio, Class 1	423,042	—	511,782	58,518,766	—	—	2,039,547	61,070,095
International Diversified Equities Portfolio, Class 1	—	—	170,826	3,945,379	3,723,097	(393,220)	112	—
International Growth and Income Portfolio, Class 1	277,476	—	170,625	12,274,385	—	—	472,923	12,917,933
Global Bond Portfolio, Class 1	984,518	77,795	172,718	13,059,223	—	—	(744,610)	12,487,331

Seasons Series Trust

Focus Growth Portfolio, Class 1	—	—	347,520	35,737,436	—	—	43,650	36,128,606
Focus Value Portfolio, Class 1	—	—	676,763	23,193,081	—	—	760,675	24,630,519
Large Cap Growth Portfolio, Class 1	—	—	342,663	23,993,819	—	—	427,051	24,763,533
Large Cap Value Portfolio, Class 1	—	—	679,474	47,987,639	—	—	1,897,412	50,564,525
Mid Cap Growth Portfolio, Class 1	—	—	171,565	11,996,909	—	—	66,841	12,235,315
Mid Cap Value Portfolio, Class 1	—	—	512,658	25,701,198	—	—	722,073	26,935,929
Small Cap Portfolio, Class 1	—	—	343,081	23,993,819	—	—	(25,484)	24,311,416
Diversified Fixed Income Portfolio, Class 1	—	—	1,378,692	82,328,743	—	—	1,937,909	85,645,344
Real Return Portfolio, Class 1	—	—	687,399	47,987,639	—	—	586,145	49,261,183
International Equity Portfolio, Class 1	—	—	855,551	48,576,016	—	—	1,414,850	50,846,417

Anchor Series Trust

Capital Appreciation Portfolio, Class 1	819,959	—	172,528	24,744,552	—	—	(288,184)	24,628,896
Growth and Income Portfolio, Class 1	—	—	341,852	23,993,819	—	—	600,081	24,935,752
Growth Portfolio, Class 1	225,127	—	342,498	48,370,244	—	—	1,310,039	50,022,781
Natural Resources Portfolio, Class 1	1,025,179	—	170,895	13,022,088	—	—	(690,062)	12,502,921
Government and Quality Bond Portfolio, Class 1	2,082,216	—	1,032,465	74,063,678	—	—	(1,022,027)	74,074,116

	$15,049,091	$1,468,917	$17,144,050	$1,247,037,811	$30,827,954	$(2,102,585)	$16,823,686	$1,248,075,008

SunAmerica Dynamic Strategy Portfolio
		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	January 31, 2012	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	October 31, 2012
SunAmerica Series Trust

Alliance Growth Portfolio, Class 1	$6,915	$—	$—	$1,919,851	$2,949	$181	$(33,573)	$1,883,510
Davis Venture Value Portfolio, Class 1	22,604	163,823	—	4,012,298	5,897	192	(178,252)	3,828,341
Dogs of Wall Street Portfolio, Class 1	43,306	—	—	2,912,708	4,423	221	(46,298)	2,862,208
Equity Index Portfolio, Class 1	13,250	—	—	9,577,927	14,744	670	(45,944)	9,517,909
Equity Opportunities Portfolio, Class 1	13,332	—	—	1,926,268	2,949	131	(16,161)	1,907,289
Growth-Income Portfolio, Class 1	36,623	18,229	—	2,924,256	4,423	167	(44,021)	2,875,979
Growth Opportunities Portfolio, Class 1	22,148	—	—	978,615	1,474	84	(21,536)	955,689
Marsico Focused Growth Portfolio, Class 1	8,335	85,943	—	3,920,149	5,897	74	(174,542)	3,739,784
MFS Massachusetts Portfolio, Class 1	26,160	—	—	4,808,499	7,372	395	(20,988)	4,780,534
Mid Cap Growth Portfolio, Class 1	—	—	—	956,467	1,474	83	(428)	954,648
Real Estate Portfolio, Class 1	15,073	—	—	1,928,009	2,949	(15)	(55,367)	1,869,678
Small & Mid Cap Value Portfolio, Class 1	54,310	—	—	1,010,777	1,474	56	(48,472)	960,887
Small Company Value Portfolio, Class 1	9,530	—	—	2,878,933	4,423	171	56,814	2,931,495
Total Return Bond Portfolio, Class 1	174,327	35,816	—	7,861,884	11,795	(120)	(156,091)	7,693,878
Corporate Bond Portfolio, Class 1	223,668	41,404	—	6,003,876	8,846	10	(166,618)	5,828,422
High-Yield Bond Portfolio, Class 1	44,410	—	—	1,000,878	1,474	25	(29,076)	970,353
Foreign Value Portfolio, Class 1	67,734	—	—	4,850,072	7,372	542	58,991	4,902,233
Global Equities Portfolio, Class 1	16,109	—	—	2,885,511	4,423	228	7,959	2,889,275
International Growth and Income Portfolio, Class 1	50,767	—	—	2,920,170	4,423	287	20,861	2,936,895
Global Bond Portfolio, Class 1	182,081	14,388	—	3,065,871	4,423	(12)	(178,152)	2,883,284

Seasons Series Trust

Focus Value Portfolio, Class 1	—	—	—	1,912,936	2,949	153	13,572	1,923,712
Large Cap Growth Portfolio, Class 1	—	—	—	2,869,403	4,423	235	(34,278)	2,830,937
Large Cap Value Portfolio, Class 1	—	—	—	4,782,338	7,372	369	31,673	4,807,008
Mid Cap Growth Portfolio, Class 1	—	—	—	956,468	1,474	65	(7,238)	947,821
Mid Cap Value Portfolio, Class 1	—	—	—	1,912,935	2,949	150	17,460	1,927,596
Small Cap Portfolio, Class1	—	—	—	956,467	1,474	37	(9,897)	945,133
Diversified Fixed Income Portfolio, Class 1	—	—	—	3,825,870	5,897	(43)	28,006	3,847,936
Real Return Portfolio, Class 1	—	—	—	2,869,403	4,423	(24)	9,303	2,874,259
International Equity Portfolio, Class 1	—	—	—	3,825,870	5,897	320	72,842	3,893,135

Anchor Series Trust

Government and Quality Bond Portfolio, Class 1	66,862	—	—	4,849,201	7,372	(66)	(50,356)	4,791,407

	$1,097,544	$359,603	$—	$97,103,910	$147,434	$4,566	$(999,807)	$95,961,235

Equity Index Portfolio
		Capital Gain					Change in
		Distributions	Value at	Cost of	Proceeds	Realized	Unrealized	Value at
Security	Income	Received	January 31, 2012	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	October 31, 2012
AIG Common Stock	$—	$—	$15,794	$351,896	$—	$—	$31,560	$399,250

At October 31, 2012, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	5%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	6%
Equity Index	SunAmerica Dynamic Allocation Portfolio	85%
	SunAmerica Dynamic Strategy Portfolio	6%
Growth Income	SunAmerica Dynamic Allocation Portfolio	15%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	14%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	21%
Real Estate	SunAmerica Dynamic Allocation Portfolio	7%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	9%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	6%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	15%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	11%
Global Equities	SunAmerica Dynamic Allocation Portfolio	38%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	9%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	6%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At October 31, 2012, each Dynamic Portfolio held less than 85% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 92% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

As of October 31, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$33,855	$(93,562)	$(59,707)	$292,718,810
Corporate Bond	111,929,649	(8,760,939)	103,168,710	1,048,829,917
Global Bond	19,243,738	(5,286,616)	13,957,122	364,351,770
High-Yield Bond	13,410,087	(16,205,909)	(2,795,822)	331,975,059
Total Return Bond	45,723,804	(11,373,898)	34,349,906	1,315,564,417
Balanced	15,116,824	(5,662,922)	9,453,902	154,961,944
MFS Total Return	106,335,988	(20,275,859)	86,060,129	547,444,333
SunAmerica Dynamic Allocation	22,480,211	(4,910,952)	17,569,259	1,514,327,912
SunAmerica Dynamic Strategy	378,400	(34,278)	344,122	119,244,676
Telecom Utility	7,407,191	(2,674,889)	4,732,302	43,659,116
Equity Index	8,422,367	(4,517,977)	3,904,390	143,814,611
Growth-Income	40,692,260	(2,695,372)	37,996,888	298,309,674
Equity Opportunities	14,919,093	(1,719,730)	13,199,363	74,253,068
Davis Venture Value	362,088,686	(49,740,427)	312,348,259	870,092,316
“Dogs” of Wall Street	8,327,103	(1,828,792)	6,498,311	86,463,281
Alliance Growth	43,583,369	(13,636,940)	29,946,429	328,560,600
Capital Growth	14,601,962	(1,250,920)	13,351,042	44,390,127
MFS Massachusetts Investors Trust	65,520,579	(7,890,621)	57,629,958	383,403,706
Fundamental Growth	19,261,906	(2,229,297)	17,032,609	160,054,429
Blue Chip Growth	3,394,764	(1,947,855)	1,446,909	83,114,153
Real Estate	44,077,754	(2,869,181)	41,208,573	312,131,848
Small Company Value	50,327,800	(10,967,271)	39,360,529	229,154,899
Mid-Cap Growth	26,236,951	(7,386,404)	18,850,547	179,138,541
Aggressive Growth	9,965,681	(2,744,324)	7,221,357	73,913,197
Growth Opportunities	26,412,175	(8,205,926)	18,206,249	224,855,352
Marsico Focused Growth	14,821,702	(1,985,327)	12,836,375	116,262,607
Technology	2,682,669	(2,517,786)	164,883	33,356,934
Small & Mid Cap Value	53,558,143	(40,334,583)	13,223,560	559,711,136
International Growth and Income	40,684,532	(13,697,995)	26,986,537	291,062,209
Global Equities	16,546,499	(2,560,037)	13,986,462	145,802,487
International Diversified Equities	30,161,216	(21,684,466)	8,476,750	237,410,957
Emerging Markets	21,966,779	(14,955,217)	7,011,562	251,213,212
Foreign Value	86,965,069	(76,934,876)	10,030,193	671,559,914

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3 (c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 28, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 28, 2012